Securities Act Registration No. 33-43446
Investment Company Act Registration No. 811-6444


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933
	Pre-Effective Amendment No.	[ ]
   	Post-Effective Amendment No. 35 		[X]

and/or
REGISTRATION STATEMENT UNDER
	THE INVESTMENT COMPANY ACT OF 1940		[X]
AMENDMENT NO. 35     					[X]
	__________________
Smith Barney Investment Trust
(a Massachusetts Business Trust)
(Exact Name of Registrant as Specified in Charter)
7 World Trade Center, 39th Floor
New York, New York  10048
(Address of Principal Executive Offices)
(212) 783-0693
(Registrants Telephone Number, including Area Code)
Christina T. Sydor, Secretary
Smith Barney Investment Trust
7 World Trade Center, 39th Floor
New York, New York  10048
(Name and Address of Agent for Service)
_____________________

Approximate Date of Proposed Public Offering:
Continuous.
It is proposed that this filing will become effective
(check appropriate box):
[ ]	Immediately upon filing pursuant to paragraph (b)
of Rule 485
[XX]	on April 30, 2001 pursuant to paragraph (b)
	of Rule 485
[  ]	60 days after filing pursuant to paragraph (a)(1)
of Rule 485
[  ]	On (date) pursuant to paragraph (a)(1) of Rule 485
[  ]	75 days after filing pursuant to paragraph (a)(2)
of rule 485
[  ]	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[  ]	This post-effective amendment designates
a new effective date for a previously filed post effective amendment.





EXPLANATORY NOTE  - This filing relates only to the Smith
Barney S&P 500 Index Fund, Smith Barney U.S. 5000 Index
Fund and Smith Barney International Index Fund. This filing does not relate to Citi Nasdaq-100 Index Fund, Citi Small Cap Index Fund, Citi U.S. 1000 Index Fund,
Citi Global Titans Index Fund and Citi U.S. Bond Index Fund.

PART A -

PROSPECTUS FOR: Smith Barney S&P 500 Index Shares,
Smith Barney U.S. 5000 Index Shares, Smith Barney International Index Shares and Smith Barney Nasdaq-100 Index Shares - each
Of the share classes is a class of one of the corresponding funds:
Smith Barney S&P 500 Index Fund, Smith Barney U.S. 5000 Index Fund, Smith Barney International Index Fund (each of which is a separate series of Smith Barney Investment Trust) and Citi Nasdaq-100 Index Fund, (a separate series of CitiFunds Trust 1), respectively.

[LOGO OF SMITH BARNEY MUTUAL FUNDS]
Your Serious Money. Professionally Managed(SM).

            PROSPECTUS

Smith Barney(R) S&P 500 Index Shares

Smith Barney(R) U.S. 5000 Index Shares

Smith Barney(R) International Index Shares

Smith Barney(R) Nasdaq-100 Index Shares
-----------------------------------------
April 30, 2001







-------------------------------------------------------------------------------
  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE
------------------------------------------------------------------------------

Each of the share classes offered by this prospectus is a class of one of these corresponding funds: Smith Barney(R) S&P 500 Index Fund, Smith Barney(R) U.S. 5000 Index Fund, Smith Barney(R) International Index Fund (each a separate series of Smith Barney Investment Trust, a Massachusetts business trust) and Citi(SM) Nasdaq-100 Index Fund (a separate series of CitiFunds Trust 1, a Massachusetts business trust.)

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

 Contents

Indexing....................................................................   2

Investments, risks and performance..........................................

  Smith Barney S&P 500 Index Shares.........................................   3

  Smith Barney U.S. 5000 Index Shares.......................................  10

  Smith Barney International Index Shares...................................  17

  Smith Barney Nasdaq-100 Index Shares......................................  25

Management..................................................................  32

Smith Barney Shares.........................................................  34

Buying shares...............................................................  35

Exchanging shares...........................................................  36

Redeeming shares............................................................  37

Other things to know about share transactions...............................  39

Dividends, distributions and taxes..........................................  40

Share price.................................................................  42

Financial Highlights........................................................  44

  Smith Barney S&P 500 Index Shares.........................................  44

  Smith Barney U.S. 5000 Index Shares.......................................  45
  Smith Barney International Index Shares...................................  46

Appendix....................................................................  47

                                                       Smith Barney Mutual Funds

 Indexing

The Funds in this Prospectus share the same basic investment strategy. They are designed to track the performance of a stock index.

This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of choosing investments based on judgment, a portfolio manager looks to an index to determine which securities the Fund should own. Instead of trying to outperform the market or segment it tracks, each Fund tries to pro-vide investment results that match, as closely as possible, the performance of its Index. And if the securities contained in a Fund's Index are losing value or are downgraded by investment analysts, the Fund will continue to purchase and hold those securities, even if the Fund loses money as a result.

The Funds may use replication or sampling techniques to track the performance of their Indexes. Replication involves a Fund holding each security in its Index in the same proportion as the security appears in the Index. Sampling techniques involve investing in a smaller number of securities included in the Index that are selected to resemble the Index in terms of industry weightings, market capitalization, price/earnings ratio, dividend yield or other character-istics. A Fund may also purchase and sell securities in anticipation of addi-tions or deletions to its Index.

Each of the Funds attempts to achieve, in rising and falling markets, a corre-lation of at least 95% between the total return of its net assets before fees and expenses and its respective Index. Of course, like most index funds, there is no guarantee that a Fund will be able to achieve or maintain this level of correlation. And, like other mutual funds, a Fund will have operating expenses that affect the Fund's ability to track its Index.

The Funds may use derivatives to track the performance of their Indexes. Deriv-atives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indexes or rates. The Funds might use derivatives to simulate full investment in the Fund's Index while maintaining sufficient liquidity to satisfy redemptions and operating expenses, to facilitate trading in the securities of companies that comprise the Index, to reduce transaction costs or to seek higher investment returns when a contract is priced more attractively than the securities comprising the Fund's Index.

Because the composition of an Index tends to be comparatively stable, index funds historically have generally experienced lower portfolio turnover than actively managed funds.

Smith Barney Index Funds

 Investments, risks and performance

Smith Barney S&P 500 Index Shares
The Fund's goal is to provide investment results that, before fees and expenses, correspond to the price and yield performance of the Standard & Poor's 500(R) Composite Stock Price Index (S&P 500 Index).

The Index
The S&P 500 Index is one of the most widely used benchmarks of U.S. equity per-formance. The S&P 500 Index consists of 500 stocks chosen for market capital-ization, liquidity and industry group representation. The S&P 500 Index is market-value-weighted, so the larger of the 500 companies generally have a big-ger impact on the performance of the Index. The S&P 500 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the S&P 500 Index's performance. The S&P 500 Index is unman-aged and does not have to maintain liquidity to meet redemption requests or pay expenses.

Principal Strategies
Key investments The S&P 500 Index Fund will hold a broadly diversified portfo-lio of common stocks that is comparable to the S&P 500 Index in terms of eco-nomic sector weightings, market capitalization and liquidity. The Fund invests at least 80% of its assets in common stocks included in the Index. The Fund holds stocks of substantially all of the companies which comprise the S&P 500 Index. The Fund also may enter into repurchase agreements, lend portfolio secu-rities and use certain types of derivative instruments to help implement its goal.

Selection process The S&P 500 Index Fund is managed as a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the investment performance of the Index as closely as possible by adjusting the Fund's portfolio daily to reflect the companies included in the Index and their weightings. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's operating expenses.

Who may want to invest
The S&P 500 Index Fund may be an appropriate investment if you:

 . Are seeking to participate in the long-term growth potential of U.S. large capitalization stocks

                                                       Smith Barney Mutual Funds

 . Are seeking an investment which tracks the performance of the S&P 500 Index
 . Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities
 . Are willing to accept the risks of the stock market

Principal Risks
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

Index Investing Risk Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor perfor-mance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager for the Fund seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance.

Market Risk The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individ-ual securities; an adverse event, such as an unfavorable earnings report, nega-tively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

Derivatives Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be suscep-tible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can dispropor-tionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on deriva-tives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the con-tract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Smith Barney Index Funds

More on the Fund's Investments and Risks
Money Market Instruments
The Fund may temporarily invest in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

Foreign Investments

The Fund may purchase common stocks and American Depository Receipts ("ADRs") of the foreign companies included in the S&P 500 Index. These securities are publicly traded on U.S. securities exchanges or over-the-counter markets. ADRs are U.S. dollar-denominated securities which represent an interest in an under-lying foreign security. These common stocks and ADRs are subject to most of the special risks associated with foreign investing, including currency, political, legal, regulatory and operational risks.

Securities Lending
If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent secu-rities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.


                                                       Smith Barney Mutual Funds

Risk return bar chart

This bar chart indicates the risks of investing in the Smith Barney S&P 500 Index Shares by showing the Fund's performance. Past performance does not nec-essarily indicate how the Fund will perform in the future. The bar chart shows the performance of the Fund for each of the past 2 years.

                     Total Return for Smith Barney Shares*

                                    [GRAPH]
                           12/31/99          20.03%
                           12/31/00          (9.39)%

                       Calendar years ended December 31


Quarterly returns:

Highest: 14.62% in 4th quarter 1999; Lowest: (7.82)% in 4th quarter 2000

Risk return table
This table compares the average annual total return of the Smith Barney S&P 500 Index Shares for the periods shown with that of the S&P 500 Index. This table assumes the redemption of shares at the end of the period and the reinvestment of distributions and dividends.

                          Average Annual Total Returns

                  Calendar Years Ended December 31, 2000

                                             Since    Inception
                                   1 Year   Inception   Date
Smith Barney S&P 500 Index Shares  (9.39)%   11.36%   01/05/98*
S&P 500 Index                      (9.10)%   12.05%      **

*Smith Barney S&P 500 Index Shares were formerly called Class A shares.

**Index Comparison begins on January 5, 1998.

Smith Barney Index Funds

Fee table

This table sets forth the fees and expenses you may pay if you buy and hold the Smith Barney S&P 500 Index Shares.

                                Shareholder fees
fees paid directly from your investment
Redemption fee  None


Annual operating expenses (% of average net assets) expenses deducted from Fund assets

Management fees                  0.25%
Service (12b-1) fees             0.20%
Other expenses                   0.14%
                                 -----
Total annual operating expenses  0.59%
Expense reimbursement(/1/)       0.00%
                                 -----
Net annual operating expenses    0.59%
                                 =====


(/1/) Management has agreed to cap the Smith Barney S&P 500 Index Shares' net annual operating expenses at 0.59%. Management may not discontinue or modify this cap without the approval of the Fund's trustees.

                        Expenses on a $10,000 investment

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

 . you invest $10,000 in the Fund for the time periods indicated;
 . you reinvest all dividends;
 . you then sell all of your shares at the end of those periods;
 . your investment has a 5% return each year--the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and
 . the Fund's operating expenses as shown in the table remain the same--the exam-ple reflects the cap on operating expenses.

                                                       Smith Barney Mutual Funds

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 Year 3 Years 5 Years 10 Years
Smith Barney S&P 500 Index Shares   $60    $189    $329     $738

More About the Index
The bar chart below sets forth the annual total returns of the S&P 500 Index for each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the stocks comprising the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future perfor-mance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the Fund's operating expenses.

                                 S&P 500 Index


                                    [GRAPH]

                           12/31/91          30.40%
                           12/31/92           7.61%
                           12/31/93          10.06%
                           12/31/94           1.31%
                           12/31/95          37.53%
                           12/31/96          22.95%
                           12/31/97          33.35%
                           12/31/98          28.60%
                           12/31/99          21.03%
                           12/31/00          (9.10)%

                       Calendar years ended December 31

Source: Barra (2001)

Smith Barney Index Funds

                                    [GRAPH]

                                 S&P 500 Index

                           12/31/90          10,000
                           12/31/91          13,040
                           12/31/92          14,032
                           12/31/93          15,444
                           12/31/94          15,646
                           12/31/95          21,518
                           12/31/96          26,457
                           12/31/97          35,280
                           12/31/98          45,370
                           12/31/99          54,912
                           12/31/00          49,915

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Smith Barney Fund Management LLC. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Smith Barney S&P 500 Index Shares.

For additional information, please see the Appendix or the Statement of Addi-tional Information ("SAI").


                                                       Smith Barney Mutual Funds

Smith Barney U.S. 5000 Index Shares
The Fund's goal is to provide long-term capital growth by approximating, before fees and expenses, the performance of the Wilshire 5000 Total Stock Market Index (Wilshire 5000 Index).

The Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective. For simplicity's sake, all discussions of investment objectives, strategies and risks of the Fund refer also to the objectives, strategies and risks of its corresponding Master Portfolio, unless otherwise indicated.

The Index
The Wilshire 5000 Index, an unmanaged capitalization-weighted index of over 7,000 U.S. equity securities, consists of all the U.S. stocks regularly traded on the New York and American Stock Exchanges and The Nasdaq Stock Market for which daily pricing is available. The Wilshire 5000 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Wilshire 5000 Index's performance. The Wilshire 5000 Index does not have to maintain liquidity to meet redemption requests or pay expenses.

The Wilshire 5000 Index is comprised of the U.S. stocks in the S&P 500 Index, and the stocks in the Wilshire 4500 Index.

Principal Strategies
Key investments The U.S. 5000 Index Fund invests in a sampling of securities that are selected and weighted to result in investment characteristics compara-ble to, and performance that will correlate with the performance before fees and expenses of, the Wilshire 5000 Index. The statistical sampling techniques are based on capitalization, industry exposures, dividend yield, price/earnings ratio, price/book ratio and earnings growth. Under normal market conditions, the Fund invests at least 90% of its assets in common stocks included in the Wilshire 5000 Index.

Selection process The U.S. 5000 Index Fund follows an indexed or "passively managed" approach to investing. This means that the Fund's manager determines how the Fund's assets will be invested to match, to the extent feasible, the capitalization range and returns of the Index and determines which securities are to be purchased or sold to match or sample the Index. Also, the Fund's man-ager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's investments periodically to reflect a sampling of the companies included in the Wilshire 5000 Index and their weightings. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid

Smith Barney Index Funds
short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's operating expenses.

Investment Structure The U.S. 5000 Index Fund is structured as a feeder fund. The Fund does not buy individual securities directly. Instead, it invests all of its assets in a corresponding Master Portfolio, the US Equity Index Master Portfolio. The Master Portfolio invests in securities in accordance with investment goals, policies and limitations that are similar to those of the Fund.

The US Equity Index Master Portfolio seeks to achieve its objective by invest-ing substantially all of its assets in two other Master Portfolios--the Extended Index Master Portfolio (which invests substantially all of its assets in a representative sample of stocks comprising the Wilshire 4500 Index) and the S&P 500 Index Master Portfolio (which invests substantially all of its assets in stocks comprising the S&P 500 Index). The US Equity Index Master Portfolio's assets will be invested in the Extended Index Master Portfolio and the S&P 500 Index Master Portfolio in proportions adjusted periodically to approximate the capitalization range of the Wilshire 5000 Index.

As other investors invest their assets in the Master Portfolio, certain eco-nomic efficiencies may be realized with respect to the Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by the Fund (and the other existing interestholders in the Master Portfolio) would be spread across a larger asset base as more funds invest in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies that should be available through investment in the Master Portfolio may not be fully achieved or maintained. In addition, given the relatively complex nature of the master/feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of net asset value could be affected at the master and/or feeder level.

The U.S. 5000 Index Fund may withdraw its investment in its Master Portfolio, without a shareholder vote, if the Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the hiring of a subadviser to manage the Fund's assets directly.

Who may want to invest
The U.S. 5000 Index Fund may be an appropriate investment if you:

 . Are seeking to participate in the long term growth potential of U.S. stocks
 . Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities
 . Are willing to accept the risks of the stock market


                                                       Smith Barney Mutual Funds

Principal Risks
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

Index Investing Risk Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor perfor-mance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund uses a sam-pling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in perfor-mance.

Market Risk The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individ-ual securities; an adverse event, such as an unfavorable earnings report, nega-tively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

Derivatives In seeking to match the performance of their Indexes, the Master Portfolios may engage in futures and options transactions and other derivative securities transactions which involve risk. The futures contracts and options on futures contracts the Master Portfolios may purchase are considered deriva-tives.

Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluc-tuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are chang-ing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Smith Barney Index Funds

Certain derivative contracts present the risk that the other party to the con-tract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Risk return bar chart

This bar chart shows the performance of the Smith Barney U.S. 5000 Index Shares for the past calendar year, and, in the future, will show changes in the Fund's performance from year to year. Past performance does not necessarily indicate how the Fund will perform in the future.

                   Total Return for Smith Barney Shares

                                    [GRAPH]

                           12/31/00         (9.08)%

                        Calendar year ended December 31

Quarterly returns:


Highest: 5.49% in 1st quarter 2000; Lowest: (10.05)% in 4th quarter 2000


Risk return table

This table compares the average annual total return of the Smith Barney U.S. 5000 Index Shares for the periods shown with that of the Wilshire 5000 Index. This table assumes the redemption of shares at the end of the period and the reinvestment of distributions and dividends.

                       Average Annual Total Returns

                  Calendar Years Ended December 31, 2000

                                              Since   Inception
                                    1 Year  Inception   Date

Smith Barney U.S. 5000 Index Shares   (9.08)% 4.82% 10/18/99
Wilshire 5000 Index                  (10.89)% 6.35%    *

*Index Comparison begins on October 18, 1999.




                                                       Smith Barney Mutual Funds

Fee table

This table sets forth the fees and expenses you will pay if you invest in the Smith Barney U.S. 5000 Index Shares.

                                Shareholder fees

fees paid directly from your investment
Redemption fee paid to the Fund, charged only on shares you sell or
exchange within 180 days of buying them                              0.75%
              Annual Operating expenses (% of average net assets)
expenses deducted from Fund assets
Management fee(/1/)                                                  0.23%
Service (12b-1) fees                                                 0.20%
Other expenses                                                       3.20%
                                                                     -----
Total annual operating expenses                                      3.63%
Expense reimbursement(/2/)                                           2.95%
                                                                     -----
Net annual operating expenses                                        0.68%
                                                                     =====

(/1/)The "Management fee" includes an investment management fee payable by the Master Portfolio and an administration fee payable by the Fund.

(/2/)Management has agreed to cap the Smith Barney U.S. 5000 Index Shares' net annual operating expenses at 0.68%. Management may not discontinue or mod-ify this cap without the approval of the Fund's trustees.

                        Expenses on a $10,000 investment
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

 .you invest $10,000 in the Fund for the time periods indicated;
 .you reinvest all dividends;
 .you then sell all of your shares at the end of those periods;
 .your investment has a 5% return each year--the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and
 .the Fund's operating expenses as shown in the table remain the same--the exam-ple reflects the cap on operating expenses.

Smith Barney Index Funds

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     1 Year 3 Years 5 Years 10 Years
Smith Barney U.S. 5000 Index Shares   $69    $218    $379     $847

More About the Index
The bar chart below sets forth the annual total returns of the Wilshire 5000 Index for each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the stocks comprising the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future perfor-mance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the Fund's short-term investments and its operating expenses.

                              Wilshire 5000 Index


                                    [GRAPH]

                           12/31/91          34.20%
                           12/31/92           8.97%
                           12/31/93          11.28%
                           12/31/94          (0.06)%
                           12/31/95          36.45%
                           12/31/96          21.21%
                           12/31/97          31.29%
                           12/31/98          23.43%
                           12/31/99          23.55%
                           12/31/00         (10.87)%

                       Calendar years ended December 31

                                                Smith Barney Mutual Funds

                                    [GRAPH]

                              Wilshire 5000 Index

                        12/31/90                10,000
                        12/31/91                13,421
                        12/31/92                14,624
                        12/31/93                16,275
                        12/31/94                16,265
                        12/31/95                22,194
                        12/31/96                26,902
                        12/31/97                35,319
                        12/31/98                43,595
                        12/31/99                53,866
                        12/31/00                48,010


"Wilshire 5000" is a trademark and "Wilshire" is a service mark of Wilshire Associates Incorporated. The Fund is not sponsored, endorsed, sold or promoted by Wilshire Associates Incorporated or any of its subsidiaries or affiliates, and they make no representation regarding the advisability of investing in the Fund.

Smith Barney Index Funds

Smith Barney International Index Shares
The Fund's goal is to provide long-term capital growth and diversification by approximating, before fees and expenses, the performance of the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index (MSCI EAFE(R) Free Index).

The Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective. For simplicity's sake, all discussions of investment objectives, strategies and risks of the Fund refer also to the objectives, strategies and risks of its corresponding Master Portfolio, unless otherwise indicated.

The Index
The MSCI EAFE(R) Free Index is a broadly diversified index of approximately 1100 securities that are listed on the stock exchanges of European countries and Australia, New Zealand, Hong Kong, Japan, and Singapore and that is intended to represent broadly the performance of foreign stock markets. The Index is market-value weighted, so the larger of the companies included in the Index have a greater impact on the performance of the Index than the smaller companies. For this reason, issuers from certain countries or regions could be disproportionately represented in the Index from time to time. The MSCI EAFE(R) Free Index does not show actual investment returns or reflect payment of man-agement or brokerage fees, which would lower the Index's performance. The MSCI EAFE(R) Free Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

Principal Strategies
Key investments The International Index Fund invests in a sampling of securi-ties that are selected and weighted to result in investment characteristics comparable to, and performance that will correlate with the performance before fees and expenses of, the MSCI EAFE(R) Free Index. The statistical sampling techniques are based on capitalization, industry exposures, dividend yield, price/earnings ratio, price/book ratio, earnings growth, country weightings and the effect of foreign taxes. Under normal market conditions, the Fund invests at least 90% of its assets in common stocks included in the MSCI EAFE(R) Free Index. The Fund attempts to achieve, in both rising and falling markets, a cor-relation of at least 95% between the total return of its net assets before fees and expenses and the Index.

Selection process The International Index Fund's manager follows an indexed or "passively managed" approach to investing. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio

                                                  Smith Barney Mutual Funds
periodically to reflect a sampling of the companies included in the Index and their weightings. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's operating expenses.

Investment Structure The International Index Fund is structured as a feeder fund. The Fund does not buy individual securities directly. Instead, it invests all of its assets in a corresponding Master Portfolio, International Index Mas-ter Portfolio. The Master Portfolio invests in securities in accordance with investment goals, policies and limitations that are similar to those of the Fund.

As other investors invest their assets in the Master Portfolio, certain eco-nomic efficiencies may be realized with respect to the Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by the Fund (and the other existing interestholders in the Master Portfolio) would be spread across a larger asset base as more funds invest in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies that should be available through investment in the Master Portfolio may not be fully achieved or maintained. In addition, given the relatively complex nature of the master/feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of net asset value could be affected at the master and/or feeder level.

The International Index Fund may withdraw its investment in its Master Portfo-lio, without a shareholder vote, if the Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the hiring of a subadviser to manage the Fund's assets directly.

Who may want to invest
The International Index Fund may be an appropriate investment if you:

 . Are seeking to participate in the long-term growth potential of international equity markets
 . Currently have exposure to U.S. stock markets and wish to diversify your investment portfolio by adding non-U.S. stocks that may not move in tandem with U.S. stocks
 . Are comfortable with the risks of the stock market and the special risks of investing in foreign securities, including emerging market securities


Smith Barney Index Funds

Principal Risks
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

Index Investing Risk Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor perfor-mance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in perfor-mance.

Market Risk The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individ-ual securities; an adverse event, such as an unfavorable earnings report, nega-tively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

Derivatives In seeking to match the performance of its Index, International Index Master Portfolio may engage in futures and options transactions and other derivative securities transactions which involve risk. The futures contracts and options on futures contracts the Master Portfolio may purchase are consid-ered derivatives.

Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluc-tuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are chang-ing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

                                                  Smith Barney Mutual Funds

Certain derivative contracts present the risk that the other party to the con-tract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Foreign Securities The Fund is exposed to the risks of investing in foreign securities, which can be affected by currency, political, legal, regulatory and operational factors. Foreign markets can be less liquid and more volatile than the U.S. market because of increased risks of adverse issuer, political, regu-latory, market or economic developments and can perform differently than the U.S. market. In some foreign countries, there is also less information avail-able about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. The value of securities of smaller, less well-known issuers can perform differently than the market as a whole and other types of stocks and can be more volatile than that of larger issuers. Because the value of ADRs, in which the Fund may invest, is dependent upon the market price of an underlying foreign security, ADRs are subject to most of the risks associated with foreign investing. The Fund may lose money if the currency in which a security is priced declines in value relative to the U.S. dollar. Cur-rency fluctuations could erase investment gains or add to investment losses.

More on the Fund's Investments and Risks
Money Market Instruments
The Fund may temporarily invest in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

Smith Barney Index Funds

Risk return bar chart

This bar chart shows the performance of the Smith Barney International Index Shares for the past calendar year, and in the future, will show changes in the Fund's performance from year to year. Past performance does not necessarily indicate how the Fund will perform in the future.

                   Total Return for Smith Barney Shares


                                    [GRAPH]

                           12/31/00         (14.06)%

                        Calendar year ended December 31

Quarterly returns:

Highest: (0.95)% in 1st quarter 2000; Lowest: (7.17)% in 3rd quarter 2000



Risk return table

This table compares the average annual total return of the Smith Barney Inter-national Index Shares for the periods shown with that of the MSCI EAFE Free Index. This table assumes the redemption of shares at the end of the period and the reinvestment of distributions and dividends.

                       Average Annual Total Returns

                  Calendar Years Ended December 31, 2000

                                                    Since    Inception
                                         1 Year    Inception   Date
Smith Barney International Index Shares  (14.06)%   (0.83)%  10/18/99
MSCI EAFE Free Index                     (13.96)%    1.55 %      *

*Index Comparison begins on October 18, 1999.




                                                  Smith Barney Mutual Funds

Fee table

This table sets forth the fees and expenses you will pay if you invest in the Smith Barney International Index Shares.

                                Shareholder fees

fees paid directly from your investment
Redemption fee paid to the Fund, charged only on shares you sell or
exchange within 180 days of buying them                              1.50%

              Annual operating expenses (% of average net assets)

expenses deducted from Fund
assets
Management fee(/1/)              0.40%
Service (12b-1) fees             0.20%
Other expenses                   9.17%
                                 -----
Total annual operating expenses  9.77%
                                 =====
Expense reimbursement(/2/)       8.92%
                                 -----
Net annual operating expenses    0.85%
                                 =====

(/1/)The "Management fee" includes an investment management fee payable by theMaster Portfolio and an administration fee payable by the Fund.

(/2/)Management has agreed to cap the Smith Barney International Index Shares' net annual operating expenses at 0.85%. Management may not discontinue or modify this cap without the approval of the Fund's trustees.

                        Expenses on a $10,000 investment
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:
 . you invest $10,000 in the Fund for the time periods indicated;
 . you reinvest all dividends;
 . you then sell all of your shares at the end of those periods;
 . your investment has a 5% return each year--the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and
 . the Fund's operating expenses as shown in the table remain the same--the example reflects the cap on operating expenses.

Smith Barney Index Funds

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         1 Year 3 Years 5 Years 10 Years
Smith Barney International Index Shares   $87    $271    $471    $1,049

More About the Index
The bar chart below sets forth the annual total returns of the MSCI EAFE(R) Free Index for each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the stocks comprising the Index over the past ten calendar years. The data is provided to illustrate the past perfor-mance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the Fund's operating expenses.

                            MSCI EAFE(R) Free Index


                                    [GRAPH]

                           12/31/91          12.56%
                           12/31/92         (11.91)%
                           12/31/93          33.06%
                           12/31/94           8.04%
                           12/31/95          11.62%
                           12/31/96           6.45%
                           12/31/97           1.83%
                           12/31/98          20.42%
                           12/31/99          27.05%
                           12/31/00         (13.96)%

                       Calendar years ended December 31


                                                       Smith Barney Mutual Funds

                                    [GRAPH]

                         MSCI EAFE Free Index

                       12/31/90                  10,000
                       12/31/91                  11,256
                       12/31/92                   9,915
                       12/31/93                  13,193
                       12/31/94                  14,253
                       12/31/95                  15,909
                       12/31/96                  16,935
                       12/31/97                  17,244
                       12/31/98                  20,766
                       12/31/99                  26,384
                       12/31/00                  22,701

MSCI, Morgan Stanley Capital International, EAFE and MSCI EAFE Free Index are service marks of MSCI and have been licensed for use by Smith Barney Fund Man-agement LLC. The Smith Barney International Index Shares are not sponsored, endorsed, sold or promoted by MSCI. Nor does this company make any representa-tion regarding the advisability of investing in the Smith Barney International Index Shares. For additional information, please see the Appendix or the SAI.

Smith Barney Index Funds

Smith Barney Nasdaq-100 Index Shares
The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Nasdaq-100 Index(R).

The Index

The Nasdaq-100 Index(R) includes the largest (based on market capitalization) and most active non-financial domestic and international stocks listed on The Nasdaq Stock Market. The Nasdaq-100 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Nasdaq-100 Index's performance. The Nasdaq-100 Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

Principal Strategies
Key investments The Nasdaq-100 Fund may use replication or sampling techniques to track the performance of the Nasdaq-100 Index. The Fund also may use deriva-tives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

Selection process The Nasdaq-100 Fund is a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodi-cally to match or sample the Index or its performance. Like most index funds, the Fund does not mirror the Index exactly, because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's operating expenses.

Who may want to invest
The Nasdaq-100 Fund may be an appropriate investment if you:

 . Are seeking to participate in the long term growth potential of U.S. stocks
 . Are looking for an investment with potentially greater return but higher risk than a Fund investing primarily in fixed income securities

                                                       Smith Barney Mutual Funds

 . Are willing to accept the risks of the stock market, including the potential for greater volatility of certain companies included in the Nasdaq- 100 Index

Principal Risks
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

Index Investing Risk Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor perfor-mance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in perfor-mance.

Market Risk The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individ-ual securities; an adverse event, such as an unfavorable earnings report, nega-tively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

Technology Risk Although the composition of the Index changes from time to time, many of the stocks in the Index may be issued by companies in the tech-nology sector. Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect the technology sector and the securities of companies in that sector could react similarly to these or other developments. Technology companies can be significantly affected by obsoles-cence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants. The technology sector may be subject to greater governmental regulation than many other areas, and changes in gov-ernmental policies and the need for regulatory approvals may have a material adverse effect

Smith Barney Index Funds
on the sector. The performance of the technology sector may differ in direction and degree from that of the overall stock market.

Derivatives Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be suscep-tible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can dispropor-tionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on deriva-tives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the con-tract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Non-Diversification The Fund is "non-diversified", which means it may invest a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers. As a result, the Fund may be more sensitive to a single economic, political or regulatory occurrence than a diversified fund.

Smaller Companies The Fund's investments may include smaller capitalization companies whose stocks tend to have more price volatility than larger compa-nies.

More on the Fund's Investments and Risks
Money Market Instruments
The Fund may temporarily invest in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

Foreign Investments
The Fund may purchase common stocks and ADRs of the foreign companies included in the Nasdaq-100 Index. These securities are traded on The Nasdaq Stock Mar-ket. ADRs are U.S. dollar-denominated securities which represent an interest in an underlying foreign security. These common stocks and ADRs are subject to most of the special risks associated with

                                                       Smith Barney Mutual Funds
foreign investing, including currency, political, legal, regulatory and opera-tional risks.

Securities Lending
If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent secu-rities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.

Investment Structure
The Nasdaq-100 Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.

Fund Performance

Because the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this prospectus.

Smith Barney Index Funds

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold the Smith Barney Nasdaq-100 Index Shares.

                                Shareholder fees

fees paid directly from your investment
Redemption fee paid to the Fund, charged only on shares you sell or
exchange within 180 days of buying them                              0.75%
              Annual operating expenses (% of average net assets)
expenses deducted from Fund assets
Management fees                                                      0.30%
Distribution (12b-1) fees                                            0.20%
Other expenses(/1/)                                                  7.14%
                                                                     -----
Total annual operating expenses                                      7.64%
                                                                     =====

(/1/Based)on estimated expenses for the fiscal year ending December 31, 2001.
    Because the manager has voluntarily agreed to waive a portion of the man-agement fee and reimburse other expenses, actual operating expenses were 0.75%. These fee waivers and reimbursements may be reduced or terminated at any time.

                        Expenses on a $10,000 investment
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

 . you invest $10,000 in the Fund for the time periods indicated;
 . you reinvest all dividends;
 . you then sell all of your shares at the end of those periods;
 . your investment has a 5% return each year--the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and
 . the Fund's operating expenses as shown in the table remain the same--the example does not include voluntary fee caps.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year 3 Years 5 years 10 Years
Smith Barney Nasdaq-100  Index Shares   $77    $240    $417     $930

                                                  Smith Barney Mutual Funds

More About the Index

The chart below sets forth the annual returns of the Nasdaq 100 Index over each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the stocks comparing the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund. In particu-lar, investors should note the performance of the Index for years 1998 and 1999 was exceptional and will not likely be repeated.

All returns presented were calculated on a total return basis which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the operating expenses associated with an investment in the Fund.

                                Nasdaq-100 Index

                                    [GRAPH]

                           12/31/91          64.99%
                           12/31/92           8.86%
                           12/31/93          10.58%
                           12/31/94           1.50%
                           12/31/95          42.54%
                           12/31/96          42.54%
                           12/31/97          20.63%
                           12/31/98          85.31%
                           12/31/99         101.95%
                           12/31/00         (36.83)%

                       Calendar years ended December 31


Smith Barney Index Funds

                                    [GRAPH]

                               Nasdaq 100-Index

                        12/31/90                 10,000
                        12/31/91                 16,499
                        12/31/92                 17,961
                        12/31/93                 19,861
                        12/31/94                 20,159
                        12/31/95                 28,735
                        12/31/96                 40,958
                        12/31/97                 49,408
                        12/31/98                 91,558
                        12/31/99                184,901
                        12/31/00                116,802

The Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Cor-porations) and are licensed for use by SSB Citi Fund Management LLC. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND. For additional information, please see the Appendix or the SAI.

                                                  Smith Barney Mutual Funds

 Management

S&P 500 Index Fund

Manager The S&P 500 Index Fund's manager is The Travelers Investment Management Company ("TIMCO"). TIMCO's address is One Tower Square, Hartford, Connecticut 06183-2030. TIMCO and Smith Barney Fund Management LLC ("SBFM") (prior to April 4, 2001, known as SSB Citi Fund Management LLC), the Fund's administrator, are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Management fees For its services, TIMCO received a fee during the S&P 500 Index Fund's last fiscal year equal on an annual basis to 0.15%, of the Fund's aver-age daily net assets.

Administrator The Fund's administrator is SBFM whose address is 7 World Trade Center, New York, New York 10048.

Administration fees For its services, SBFM receives a fee equal on an annual basis to 0.10% of the S&P 500 Index Fund's average daily net assets. The admin-istrator waived all of its fees during the S&P 500 Index Fund's last fiscal year.

Nasdaq-100 Index Fund

Manager SBFM supervises the overall management of the Fund. SBFM is responsible for recommending the hiring, termination or replacement of any subadviser and for supervising and monitoring the performance of any subadviser. State Street Bank and Trust Company (State Street), through its State Street Global Advisors division, serves as the subadviser to the Fund. As of March 31, 2001, State Street managed approximately $720 billion in assets. State Street's principal address is Two International Place, Boston, Massachusetts 02110.

Smith Barney Index Funds

Management fees The Fund pays SBFM an aggregate management fee at the annual rates noted below:

                       Fee, as percentage of
Fund                   average daily net assets
Nasdaq-100 Index Fund           0.30%

U.S. 5000 Index Fund
International Index Fund
Manager U.S. 5000 Index Fund and International Index Fund are feeder funds in a master/feeder structure. Accordingly, these funds do not buy individual securi-ties directly. Barclays Global Fund Advisors (BGFA) is the manager of each of the Master Portfolios in which the Funds invest. BGFA is a wholly owned direct subsidiary of Barclays Global Investors, N.A. (which is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, CA 94105. BGFA has provided asset management, administration and advisory services for over 25 years.

Management fees For the U.S. 5000 Index Fund, BGFA receives a monthly advisory fee from the Master Portfolio at an annual rate equal to 0.01% of the US Equity Index Master Portfolio's average daily net assets, 0.08% of the average daily net assets of the Extended Index Master Portfolio and 0.05% of the average daily net assets of the S&P 500 Index Master Portfolio. For the International Index Fund, BGFA receives a monthly advisory fee from the International Index Master Portfolio at an annual rate equal to 0.15% of the first $1 billion, and 0.10% thereafter, of the International Index Master Portfolio's average daily net assets. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolios, and accordingly, have a favorable impact on its performance.

Each Fund bears a pro rata portion of the investment advisory fees paid by the Master Portfolio as well as certain other fees paid by the Master Portfolio, such as accounting, legal and Securities and Exchange Commission registration fees.

Administrator The Funds' administrator is SBFM.

Administration fees For its services, SBFM receives a fee equal on an annual basis to 0.15% of each of the U.S. 5000 Index and International Index Funds' average daily net assets. The administrator waived all of its fees during each Fund's last fiscal year.

Distribution Arrangements
The Funds offer two classes of shares, Citi Index Shares and Smith Barney Index Shares. These classes have different expense levels. Only SmithBarney Shares are offered in this prospectus. The Funds do not charge any

                                                  Smith Barney Mutual Funds
sales loads or deferred sales loads or other fees in connection with the pur-chase of Smith Barney Shares.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to deal-ers. The amount of these payments is determined by the distributor and may be substantial. SBFM or an affiliate may make similar payments under similar arrangements.

Distribution plans Each Fund has adopted a Rule 12b-1 service plan for its Smith Barney Shares. Under the plan, Smith Barney Shares pay a service fee for the sale of shares and for services provided to shareholders. The fee for Smith Barney Shares is an ongoing expense and, over time, may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as each Fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, Boston Financial Data Services serves as each Fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will per-form certain functions including shareholder record keeping and accounting services.

 Smith Barney Shares

You may purchase Smith Barney Shares which are sold at net asset value with no initial or deferred sales charge. Smith Barney Shares are subject to an ongoing service fee.

You may buy shares from:

 .A broker-dealer, financial intermediary, financial institution or the distrib-utor's financial consultants (each called a "Service Agent")

 .The Fund, but only if you are investing through certain qualified plans or certain Service Agents

Investment minimums The Funds do not, but your Service Agent may, impose a min-imum initial or subsequent investment requirement.

Smith Barney Index Funds

 Buying shares

     Through a   You should contact your Service Agent to open a brokerage
 Service Agent   account and make arrangements to buy shares.

                 If you do not provide the following information, your order will be rejected:

                 . Class of shares being bought
                 . Dollar amount or number of shares being bought

                 Your Service Agent may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
     Through a   Certain investors who are clients of certain Service Agents
          Fund   are eligible to buy shares directly from a Fund.
                 . Write the Funds at the following address:
                      (Specify Fund)
                      c/o Boston Financial Data Services
                      P.O. Box 9083
                      Boston, MA 02205-9083

                 . Enclose a check made payable to the applicable Fund to pay for the shares. For initial purchases, complete and send an account application.
                 . For more information, call the transfer agent at 1-800-451-
                   2010.
--------------------------------------------------------------------------------
     Through a   You may authorize your Service Agent or the sub-transfer
    systematic   agent to transfer funds automatically from (i) regular bank
    investment   account (ii) cash held in a brokerage account opened with a
          plan   Service Agent or (iii) certain money market funds in order to buy shares on a regular basis.

                 . If you do not have sufficient funds in your account on a transfer date, your Service Agent or the sub-transfer agent may charge you a fee.

                 For more information, contact your Service Agent or the transfer agent or consult the SAI.

                                                  Smith Barney Mutual Funds

 Exchanging shares

  Smith Barney
      offers a   Each Fund is exchangeable into the other Funds.
   distinctive
     family of   You should contact your Service Agent to exchange into the
         funds   Funds. An exchange is a taxable transaction and may be
   tailored to   subject to a redemption fee.
 help meet the
 varying needs   . You may exchange shares only for shares of the same class.
 of both large   . You may also exchange Fund shares or shares of other clas-
     and small     ses if you are participating in certain fee based advisory
     investors     programs or employer-sponsored retirement plans. Please
                   contact your Service Agent for more information.

                 . The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
--------------------------------------------------------------------------------
  By telephone   If you do not have a brokerage account with a Service Agent, you may be eligible to exchange shares through the Fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the trans-fer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m.
                 (Eastern time).

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
       By mail
                 If you do not have a brokerage account, contact your Service Agent or write to the sub-transfer agent at the address on page 38.

Smith Barney Index Funds

 Redeeming shares

     Generally   Contact your Service Agent to redeem shares of a Fund.

                 The price of any redemption of Fund shares will be the net asset value ("NAV") the next time it is calculated after your redemption request has been received in proper form by the Fund. Fund shares are redeemed without a sales charge, but your redemption may be subject to a redemption fee. As indi-cated in each Fund's fee table, excluding the S&P 500 Index Fund, each Fund charges a redemption fee, payable to the Fund, on the sale or exchange of any shares that have been held for less than 180 days. In attempting to minimize this fee, a Fund will first sell any shares in your account that are not subject to the fee. If you own your shares through a 401(k) plan or an IRA account, you will not be charged a fee when you redeem your shares. The Funds reserve the right to change the redemption fee criteria.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

                                                  Smith Barney Mutual Funds

       By mail
                 For accounts held directly at a Fund, send written requests to the Fund at the following address:
                      (Specify Fund)
                      Boston Financial Data Services
                      P.O. Box 9083
                      Boston, MA 02205-9083

                 Your written request must provide the following:

                 . The name of the Fund and account number
                 . The class of shares and the dollar amount or number of
                   shares to be redeemed
                 . Signatures of each owner exactly as the account is regis-
                   tered
--------------------------------------------------------------------------------

  By telephone
                 If you do not have a brokerage account with a Service Agent, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $50,000 per day through the Fund. You must complete an authorization form to autho-rize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                 Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated on your authorization form. You must sub-
                 mit a new authorization form to change the bank account des-
                 ignated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agent may charge a fee on a wire or an electronic transfer
                 (ACH).
--------------------------------------------------------------------------------
     Automatic
          cash   You can arrange for the automatic redemption of aportion of
    withdrawal   your shares on a monthly or quarterly basis without a redemp-
         plans   tion fee. To qualify you must own shares of the Fund with a value of at least $10,000 ($5,000 for retirement plan accounts) and each automatic redemption must be at least $50.

                 The following conditions apply:

                 . Your shares must not be represented by certificates
                 . All dividends and distributions must be reinvested
                 For more information, contact your Service Agent or consult the SAI.

Smith Barney Index Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed:

 . Name of the Fund
 . Account number
 . Class of shares being bought, exchanged or redeemed
 . Dollar amount or number of shares being bought, exchanged or redeemed . Signature of each owner exactly as the account is registered

Each Fund will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine including recording calls, asking the caller to provide certain personal identification information for your account, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed neither the Fund nor the transfer agent will bear any liability for such transactions.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 . Are redeeming over $50,000
 . Are sending signed stock powers to the sub-transfer agent
 . Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 . Changed your account registration
 . Want the check paid to someone other than the account owner(s)
 . Are transferring the redemption proceeds to an account with a different reg-istration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Each Fund has the right to:

 . Suspend the offering of shares
 . Waive or change minimum and additional investment amounts
 . Reject any purchase or exchange order
 . Change, revoke or suspend the exchange privilege
 . Suspend telephone transactions
 . Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission

                                                  Smith Barney Mutual Funds

 . Pay redemption proceeds by giving you securities. You may have to pay trans-action costs to dispose of the securities.

Small account balances If your account falls below $500 ($250 for IRA accounts) because of a redemption of Fund shares, a Fund may ask you to bring your account up to the applicable minimum amount. If you choose not to do so within 60 days, the Fund may close your account and send you the redemption proceeds.

Excessive exchange transactions SBFM may determine that a pattern of frequent exchanges is detrimental to a Fund's performance and other shareholders. If so, each Fund may limit additional purchases and/or exchanges by a shareholder.

 Dividends, distributions and taxes

Dividends
Each Fund's dividend policies are described below. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares of the same class of shares that you hold.

Nasdaq-100 Index Fund

The Fund pays substantially all of its net income (if any) from dividends and interest to its shareholders of record as a dividend semi-annually during the months of June and December.

The Fund's net realized short-term and long-term capital gains, if any, will be distributed to Fund shareholders at least annually, in December. The Fund may also make additional distributions to shareholders to the extent necessary to avoid the application of the 4% non-deductible excise tax on certain undistrib-uted income and net capital gains of mutual funds.

S&P 500 Index Fund
U.S. 5000 Index Fund
International Index Fund
Each Fund generally pays dividends, if any, and makes capital gains distribu-tions, if any, once a year, typically in December. Each Fund may pay

Smith Barney Index Funds
additional distributions and dividends at other times if necessary for the Fund to avoid a federal tax. Each Fund expects distributions to be primarily from capital gains.

Taxes
This discussion of taxes is very general. You should consult your own tax adviser about your particular situation.

Taxation Of Distributions You will normally have to pay federal income taxes on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions designated by a Fund as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some distributions paid in January may be taxable to you as if they had been paid the previous Decem-ber. Each year the Funds will make available to you a report of your distribu-tions for the prior year and how they are treated for federal tax purposes.

Fund distributions will reduce a Fund's net asset value per share. As a result, if you buy shares just before a Fund makes a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

Backup Withholding The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is cor-rect and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) 31% of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations.

Foreign Shareholders Each Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

Taxation Of Transactions If you sell your shares of a Fund, or exchange them for shares of another Fund, it is considered a taxable event. Depend-ing on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

                                                  Smith Barney Mutual Funds

 Share price

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. Fund shares are redeemed without a sales charge, but your redemption may be subject to a redemption fee. See "Re-deeming Shares" for additional information. Each Fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated sepa-rately for each class of shares. Each Fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the SAI.

Each Fund's currency conversions are done when the London stock exchange closes. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, a Fund may price those securities at fair val-ue. Fair value is determined in accordance with procedures approved by the Fund's board. Each Fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a Fund could change on days when you can-not buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the Fund's sub-transfer agent before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all orders to buy, exchange or redeem shares to the Fund's sub-transfer agent before the sub-transfer agent's close of busi-ness.

U.S. 5000 Index Fund and International Index Fund

The Master Portfolio for each Fund is valued daily by the Master Portfolio and a Master Portfolio's net asset value is part of the calculation of the Fund's net asset value.

The assets of each feeder fund include its investments in a Master Portfolio, plus cash and any other assets. Each feeder fund's investment in a Master Port-folio is valued at the feeder fund's proportionate interest in the net assets of a Master Portfolio. Each Master Portfolio calculates the net assets on the same days and at the same time as the Fund.

Smith Barney Index Funds

Each Master Portfolio's assets are valued based on current market prices. If such prices are not readily available, BGFA estimates the securities' fair value in accordance with guidelines approved by the applicable Master Portfo-lio's Board of Trustees.

Service Agents must transmit all orders to buy, exchange or redeem shares to the Fund's agent before the agent's close of business.

                                                  Smith Barney Mutual Funds

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a Fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent audi-tors, whose report, along with the fund's financial statements, are included in the annual report (available upon request). No information is present for Smith Barney Nasdaq-100 Shares because these shares do not yet have a sufficient operating history to generate performance information.


S&P 500 Index Fund

 For a Smith Barney Share of beneficial interest outstanding throughout each year ended December 31, except where noted:

                            2000(/1/)(/2/) 1999(/2/)(/3/) 1999(/4/)  1998(/5/)
--------------------------------------------------------------------------------
Net asset value, beginning
of period                      $  15.00       $  14.24    $  11.98    $ 10.00
--------------------------------------------------------------------------------
Income (loss) from
operations:
 Net investment income(/6/)        0.10           0.01        0.12       0.05
 Net realized and
 unrealized gain (loss)           (1.51)          0.83        2.27       1.93
--------------------------------------------------------------------------------
Total income (loss) from
operations                        (1.41)          0.84        2.39       1.98
--------------------------------------------------------------------------------
Less distributions from:
 Net investment income            (0.08)         (0.08)      (0.06)        --
 Net realized gains               (0.13)            --       (0.07)        --
 Capital                          (0.00)*           --          --         --
--------------------------------------------------------------------------------
Total distributions               (0.21)         (0.08)      (0.13)        --
--------------------------------------------------------------------------------
Net asset value, end of
period                         $  13.38       $  15.00    $  14.24    $ 11.98
--------------------------------------------------------------------------------
Total return                      (9.39)%         5.88%++    19.96%     19.80%++
--------------------------------------------------------------------------------
Net assets, end of period
(000s)                         $357,465       $252,435    $223,787    $55,187
--------------------------------------------------------------------------------
Ratios to average net
assets:
 Expenses(/6/)(/7/)                0.59%          0.60%+      0.59%      0.59%+
 Net investment income             0.68           0.67+       0.83       1.05+
--------------------------------------------------------------------------------
Portfolio turnover rate               4%             0%          6%         4%
--------------------------------------------------------------------------------

(/1/) On September 5, 2000, Class A shares were renamed Smith Barney S&P 500 Index Shares.

(/2/) Per share amounts have been calculated using the monthly average shares method.

(/3/) For the period from December 1, 1999 to December 31, 1999, which reflects a change in the fiscal year end of the Fund.

(/4/)  For the year ended November 30, 1999.

(/5/)  For the period from January 5, 1998 (inception date) to November 30,
       1998.

(/6/) The administrator waived all or a portion of its fees for the year ended December 31, 2000, the period ended December 31, 1999, the year ended November 30, 1999 and for the period ended November 30, 1998 and the administrator reimbursed expenses of $15,109 and $177,520 for the periods ended December 31, 1999 and November 30, 1998, respectively. If these fees had not been waived and expenses had not been reimbursed, the per share effect on net investment income and the actual expense ratio would have been as follows:

                     Per Share Decreases to                     Expense Ratios
Without
                     Net Investment Income                      Waiver and
Reimbursement
2000                         $0.00*                                       0.59%
--------------------------------------------------------------------------------
--------
1999(/3/)                     0.00*                                       0.77+
--------------------------------------------------------------------------------
--------
1999(/4/)                     0.01                                        0.68
--------------------------------------------------------------------------------
--------
1998(/5/)                     0.04                                        1.42+
--------------------------------------------------------------------------------
--------

(/7/) As a result of expense limitations, the ratio of expenses to average net assets will not exceed 0.59%.

*      Amount represents less than $0.01 per share.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+      Annualized.

Smith Barney Index Funds

Smith Barney U.S. 5000 Index Fund

 For a Smith Barney Share of capital stock outstanding throughout the year ended December 31, except where noted:

                                           2000(/1/)  1999(/2/)
----------------------------------------------------------------
 Net asset value, beginning of period       $11.64     $10.00
----------------------------------------------------------------
 Income (loss) from operations:
 Net investment income(/2/)(/3/)              0.06       0.01
 Net realized and unrealized gain (loss)     (1.12)      1.63
----------------------------------------------------------------
 Total income (loss) from operations         (1.06)      1.64
----------------------------------------------------------------
 Less Distributions:
 Net investment income                       (0.05)        --
 Net realized gains                          (0.01)        --
----------------------------------------------------------------
 Total Distributions                         (0.06)        --
----------------------------------------------------------------
 Net asset value, end of period             $10.52     $11.64
----------------------------------------------------------------
 Total return++                              (9.08)%    16.40%++
----------------------------------------------------------------
 Net assets, end of period (000)'s          $7,796     $1,287
----------------------------------------------------------------
 Ratios to average net assets:+
 Expenses(/4/)(/5/)(/6/)                      0.68%      0.68%+
 Net investment income                        0.50       0.62+
----------------------------------------------------------------
 Portfolio turnover rate(/7/)                   17%         9%
----------------------------------------------------------------

(/1/)On September 5, 2000, Class A shares were renamed Smith Barney U.S. 5000
     Index Shares.

(/2/)For the period from October 18, 1999 (commencement of operations) to December 31, 1999.

(/3/)Per share amounts have been calculated using the monthly average shares method.

(/4/)SBFM waived all of its administration fees for the year ended December 31, 2000 and the period ended December 31, 1999 and SBFM has agreed to reim-burse expenses amounting to $184,346 and $23,824 for the year ended Decem-ber 31, 2000 and the period ended December 31, 1999, respectively. If such fees had not been waived or expenses had not been reimbursed, the per share decrease to net investment income and actual expense ratio would have been as follows:

                                                      Expense Ratio Without
            Per Share Decrease to                     Fee Waiver and Expense
            Net Investment Income                         Reimbursement
               2000               1999                   2000
1999
--------------------------------------------------------------------------------
--------
        $      0.34        $      0.21                   3.63%
22.19%+
--------------------------------------------------------------------------------
--------

(/5/)As a result of an expense limitation, expense ratios will not exceed
     0.68%.

(/6/)This expense ratio includes expenses allocated from the Master Portfolio.

(/7/)This rate represents the portfolio turnover rate of the U.S. Equity Index
     Master Portfolio.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+  Annualized.

                                                  Smith Barney Mutual Funds

Smith Barney International Index Fund

 For a Smith Barney Share of capital stock outstanding throughout the year ended December 31, except where noted:

                                           2000(/1/)  1999(/2/)
----------------------------------------------------------------
 Net asset value, beginning of period       $11.52     $10.00
----------------------------------------------------------------
 Income (loss) from operations:
 Net investment income (loss)(/3/)(/4/)       0.07      (0.00)*
 Net realized and unrealized gain (loss)     (1.69)      1.52
----------------------------------------------------------------
 Total income (loss) from operations         (1.62)      1.52
----------------------------------------------------------------
 Less Distributions:
 Net investment income                       (0.08)        --
 Net realized gains                          (0.00)*       --
----------------------------------------------------------------
 Total Distributions                         (0.08)        --
----------------------------------------------------------------
 Net Asset Value, End of Year               $ 9.82     $15.20
----------------------------------------------------------------
 Total return++                             (14.06)%    15.20%++
----------------------------------------------------------------
 Net assets, end of period (000)'s          $2,614     $  814
----------------------------------------------------------------
 Ratios to average net assets:+
 Expenses(/4/)(/5/)(/6/)                      0.85%      0.85%+
 Net investment income (loss)                 0.71      (0.19)+
----------------------------------------------------------------
 Portfolio turnover rate(/7/)                   45%        39%
----------------------------------------------------------------

(/1/) Effective September 5, 2000, Class A shares were renamed Smith Barney International Index shares.

(/2/)  For the period from October 18, 1999 (inception date) to December 31,
       1999.

(/3/) Per share amounts have been calculated using the monthly average shares method.

(/4/) SBFM waived all of its administration fees for the year ended December 31, 2000 and the period ended December 31, 1999, and SBFM has agreed to reimburse expenses amounting to $156,915 and $34,325 for the year ended December 31, 2000 and the period ended December 31, 1999, respectively. If such fees had not been waived or expenses had not been reimbursed, the per share decrease to net investment income and actual expense ratios would have been as follows:

                                                                Expense Ratios
Without
                 Per Share Decrease to                          Fee Waiver and
Expense
                 Net Investment Income
Reimbursements
                    2000                     1999                  2000
1999
--------------------------------------------------------------------------------
---------------
                   $0.94                    $0.49                 9.77%
55.46%+
--------------------------------------------------------------------------------
---------------

(/5/) As a result of an expense limitation, the expense ratio will not exceed 0.85%.

(/6/) This expense ratio includes expenses allocated from the Master Portfo-lio.

(/7/) This rate represents the portfolio turnover rate of the International Index Master Portfolio.
*      Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+      Annualized.


Smith Barney Index Funds

 Appendix

S&P 500 Index Shares

The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representa-tion or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track gen-eral stock market performance. S&P's only relationship to Smith Barney Fund Management LLC ("SBFM") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to SBFM or the Fund. S&P has no obligation to take the needs of SBFM or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not par-ticipated in the determination of the prices and amount of the Fund's shares or the timing of the issuance or sale of the Fund's shares or in the determination or calculation of the equation by which Fund shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMIT-ING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPE-CIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


International Index Shares
International Index Fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any represen-tation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in funds

                                                  Smith Barney Mutual Funds
generally or in the Fund particularly or the ability of the MSCI EAFE(R) Free Index to track general stock market performance. MSCI is the licensor of cer-tain trademarks, service marks, and trade names of MSCI and the MSCI EAFE(R) Free Index which is determined, composed and calculated by MSCI without regard to the issuer of the Fund or the Fund. MSCI has no obligation to take the needs of the issuer of the Fund or the owners of the Fund into consideration in determining, composing or calculating the MSCI EAFE(R) Free Index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of the Fund in connection with the administration, marketing or trading of the Fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CAL-CULATION OF THE INDEX FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY SBFM, SBFM CUS-TOMERS AND COUNTERPARTIES, OWNERS OF THE INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CON-NECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICU-LAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Nasdaq-100 Index Shares

The Fund is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Mar-ket, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities

Smith Barney Index Funds
generally or in the Fund particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to SBFM is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to SBFM or the Fund. Nasdaq has no obligation to take the needs of SBFM or the owners of the Fund into con-sideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY SSB CITI, OWN-ERS OF THE NASDAQ-100 INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MER-CHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                                  Smith Barney Mutual Funds

[LOGO OF SMITH BARNEY]

Smith Barney Index Shares

Shareholder reports Annual and semiannual reports to shareholders provide additional information about a Fund's investments. These reports discuss the market conditions and investment strategies that affected the Fund's perfor-mance.

Each Fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about a Fund and is incorporated by refer-ence into (is a legally part of) this prospectus.

You can make inquiries about a Fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Serv-ice Agent, by calling the Fund at 1-800-451-2010, or by writing to the Fund at Smith Barney Mutual Funds, 7 World Trade Center, New York, New York 10048.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commis-sion's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about a Fund that is not in this prospectus, you should not rely upon that information. Neither the Funds nor the distributor is offering to sell shares of a Fund to any person to whom the Fund may not lawfully sell its shares.

/SM/Your Serious Money. Professionally Managed. is a service mark of Salomon Smith Barney Inc.


Smith Barney is a registered service mark of Salomon Smith Barney Inc.

Citi is a service mark of Citicorp.

Smith Barney S&P 500 Index Shares (a class of Smith Barney S&P 500 Index Fund) Smith Barney U.S. 5000 Index Shares (a class of Smith Barney U.S. 5000 Index
 Fund)
Smith Barney International Index Shares (a class of Smith Barney International
 Index Fund)

Smith Barney Nasdaq-100 Index Shares (a class of Citi Nasdaq-100 Index Fund)


(SEC file no. 811-4006)

(SEC file no. 811-06444)

FD 01991 4/01


PROSPECTUS FOR: Smith Barney U.S. 1000 Index Shares, Smith Barney Small Cap Index Shares, Smith Barney Global Titan Index Shares and Smith Barney U.S. Bond Index Shares, each of the shares classes is a class of one of the corresponding funds: Citi U.S. 1000
Index Fund, Citi Small Cap Index Fund, Citi Global Titans Index Fund, Citi U.S. Bond Index Fund (each of which is a separate Series of CitiFunds Trust 1,) respectively.

[SB] Smith Barney
[MF] Mutual Funds
Your Serious Money. Professionally Managed./SM/

PROSPECTUS

Smith Barney(R) U.S. 1000 Index Shares

Smith Barney(R) Small Cap Index Shares

Smith Barney(R) Global Titans Index Shares

Smith Barney(R) U.S. Bond Index Shares
--------------------------------------------------------------------------------
April 30, 2001








--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE
--------------------------------------------------------------------------------

Each of the share classes offered by this prospectus is a class of one of these corresponding funds: Citi/SM/ U.S. 1000 Index Fund, Citi/SM/ Small Cap Index Fund, Citi/SM/ Global Titans Index Fund, Citi/SM/ U.S. Bond Index Fund (each a separate series of Citifunds Trust 1, a Massachusetts business trust).

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

 Contents

Indexing....................................................................   2

Investments, risks and performance..........................................   3

  Smith Barney U.S. 1000 Index Shares.......................................   3

  Smith Barney Small Cap Index Shares.......................................   9

  Smith Barney Global Titans Index Shares...................................  15

  Smith Barney U.S. Bond Index Shares.......................................  21

Management..................................................................  28

Smith Barney Shares.........................................................  29

Buying shares...............................................................  31

Exchanging shares...........................................................  32

Redeeming shares............................................................  33

Other things to know about share transactions...............................  35

Dividends, distributions and taxes..........................................  36

Share price.................................................................  38

Appendix....................................................................  39

                                                       Smith Barney Mutual Funds

 Indexing

The Funds in this Prospectus share the same basic investment strategy. They are designed to track the performance of a stock or bond market index.

This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of choosing investments based on judgment, a portfolio manager looks to an index to determine which securities the Fund should own. Instead of trying to outperform the market or segment it tracks, each Fund tries to pro-vide investment results that match, as closely as possible, the performance of its Index. And if the securities contained in a Fund's Index are losing value or are downgraded by investment analysts, the Fund will continue to purchase and hold those securities, even if the Fund loses money as a result.

The Funds may use replication or sampling techniques to track the performance of their Indexes. Replication involves a Fund holding each security in its Index in the same proportion as the security appears in the Index. Sampling techniques involve investing in a smaller number of securities included in the Index that are selected to resemble the Index in terms of industry weightings, market capitalization, price/earnings ratio, dividend yield or other character-istics. A Fund may also purchase and sell securities in anticipation of addi-tions or deletions to its Index.

Each of the Funds attempts to achieve, in rising and falling markets, a corre-lation of at least 95% between the total return of its net assets before fees and expenses and its respective Index. Of course, like most index funds, there is no guarantee that a Fund will be able to achieve or maintain this level of correlation. And, like other mutual funds, a Fund will have operating expenses that affect the Fund's ability to track its Index.

The Funds may use derivatives to track the performance of their Indexes. Deriv-atives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indexes or rates. The Funds might use derivatives to simulate full investment in the Fund's Index while maintaining sufficient liquidity to satisfy redemptions and operating expenses, to facilitate trading in the securities of companies that comprise the Index, to reduce transaction costs or to seek higher investment returns when a contract is priced more attractively than the securities comprising the Fund's Index.

Because the composition of an Index tends to be comparatively stable, index funds historically have experienced lower portfolio turnover than actively man-aged funds.

Index Funds

 Investments, risks and performance

Smith Barney U.S. 1000 Index Shares
The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Russell 1000(R) Index.

The Index
The Russell 1000 Index measures the performance of the 1,000 largest U.S. pub-lic companies based on total market capitalization. As of May 31, 2000, the average market capitalization of companies in the Russell 1000 Index was approximately $14.1 billion, and the smallest company in the Russell 1000 Index had a market capitalization of approximately $1.6 billion. The Russell 1000 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Russell 1000 Index's performance. The Russell 1000 Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

Principal Strategies
Key investments The U.S. 1000 Index Fund may use replication or sampling tech-niques to track the performance of the Russell 1000 Index. The Fund may use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securi-ties to track the performance of the Index. The Fund also may enter into repur-chase agreements and lend portfolio securities.

Selection process The U.S. 1000 Index Fund is a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodi-cally to match or sample the Index or its performance. Like most index funds, the Fund does not mirror the Index exactly, because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's operating expenses.

Who may want to invest
The U.S. 1000 Index Fund may be an appropriate investment if you:

 . Are seeking to participate in the long-term growth potential of U.S. large capitalization stocks

                                                       Smith Barney Mutual Funds

 . Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities
 . Are willing to accept the risks of the stock market

Principal Risks
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

Index Investing Risk Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor perfor-mance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in perfor-mance.

Market Risk The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individ-ual securities; an adverse event, such as an unfavorable earnings report, nega-tively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

Derivatives Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be suscep-tible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can dispropor-tionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on deriva-tives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Index Funds

Certain derivative contracts present the risk that the other party to the con-tract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Non-Diversification The Fund is "non-diversified", which means it may invest a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers. As a result, the Fund may be more sensitive to a single economic, political or regulatory occurrence than a diversified fund.

More on the Fund's Investments and Risks
Money Market Instruments
The Fund may invest temporarily in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

Securities Lending
If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent secu-rities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.

Investment Structure
U.S. 1000 Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfo-lios.

Fund Performance
Because the Fund is a new fund, performance information for the Fund is not included in this prospectus.

                                                       Smith Barney Mutual Funds

Fee Table
This table describes the fees and expenses that you may pay if you buy and hold Smith Barney U.S. 1000 Index Shares.

                                Shareholder fees

fees paid directly from your investment
Redemption fee paid to the Fund, charged only on shares you sell or
exchange within 180 days of buying them                              0.75%
            Annual operating expenses (% of average net assets)(/1/)
expenses deducted from Fund assets
Management fees                                                      0.25%
Distribution (12b-1) fees                                            0.20%
Other expenses                                                       2.40%
Total annual operating expenses(/2/)                                 2.85%

(1) Based on estimated expenses for the fiscal year ending December 31, 2001.

(2) Management has agreed to cap the Fund's other expenses at 0.70%. This cap is voluntary and may be modified or terminated at any time.

                        Expenses on a $10,000 investment
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

 . you invest $10,000 in the Fund for the time periods indicated;
 . you reinvest all dividends;
 . you then sell all of your shares at the end of those periods;
 . your investment has a 5% return each year--the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and
 . the Fund's operating expenses as shown in the table remain the same--the example does not include voluntary fee caps.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     1 Year 3 Years 5 Years 10 Years
Smith Barney U.S. 1000 Index Shares   $288   $883   $1,504   $3,176


Index Funds

More About the Index
The chart below sets forth the annual total returns of the Russell 1000 Index for each of the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the operating expenses associated with an investment in the Fund.

                               Russell 1000 Index


                                    [GRAPH]

                               1991       33.04%
                               1992        8.93%
                               1993       10.18%
                               1994        0.39%
                               1995       37.77%
                               1996       22.45%
                               1997       32.85%
                               1998       27.02%
                               1999       20.91%
                               2000      (7.79)%

                        Calenda years ended December 31



                                    [GRAPH]

                                          Russell
                                        1000 Index

                             12/31/90      10,000
                             12/31/91      13,304
                             12/31/92      14,492
                             12/31/93      15,967
                             12/31/94      16,029
                             12/31/95      22,083
                             12/31/96      27,041
                             12/31/97      35,924
                             12/31/98      45,631
                             12/31/99      55,172
                             12/31/00      50,874


                                                       Smith Barney Mutual Funds

The Russell 1000(R) Index is a trademark/service mark of Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company. The Fund is not spon-sored, endorsed, sold or promoted by the sponsor of the Index and the sponsor of the Index is not in any way affiliated with the Fund. The sponsor of the Index makes no representation or warranty, implied or express, regarding the advisability of investing in the Fund. For additional information, please see the Appendix.

Index Funds

Smith Barney Small Cap Index Shares
The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Russell 2000(R) Index.

The Index
The Russell 2000 Index is comprised of the 2,000 smallest companies out of the 3,000 largest U.S. public companies based on total market capitalization. As of May 31, 2000, the average market capitalization of companies in the Russell 2000 Index was approximately $580 million, and the largest company in the Index had a market capitalization of approximately $1.5 billion. The Russell 2000 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Russell 2000 Index's performance. The Russell 2000 Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

Principal Strategies
Key investments The Small Cap Index Fund may use replication or sampling tech-niques to track the performance of the Russell 2000 Index. The Fund also may use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

Selection process The Small Cap Index Fund is a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodi-cally to match or sample the Index or its performance. Like most index funds, the Fund does not mirror the Index exactly, because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Russell 2000 Index because of the Fund's oper-ating expenses.

Who may want to invest
The Small Cap Index Fund may be an appropriate investment if you:

 . Are seeking to participate in the long-term growth potential of U.S. small capitalization stocks

                                                       Smith Barney Mutual Funds

 . Are looking for an investment with potentially greater return but higher risk than a Fund investing primarily in fixed income securities
 . Are willing to accept the risks of the stock market, including the greater volatility that may result from investing in small capitalization stocks

Principal Risks
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

Index Investing Risk Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor perfor-mance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in perfor-mance.

Market Risk The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individ-ual securities; an adverse event, such as an unfavorable earnings report, nega-tively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

Derivatives Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be suscep-tible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can dispropor-tionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on deriva-tives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Index Funds

Certain derivative contracts present the risk that the other party to the con-tract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Non-Diversification The Fund is "non-diversified", which means it may invest a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers. As a result, the Fund may be more sensitive to a single economic, political or regulatory occurrence than a diversified fund.

Smaller Companies The Fund's investments may include smaller capitalization companies whose stocks tend to have more price volatility than larger compa-nies.

More on the Fund's Investments and Risks
Money Market Instruments
The Fund may temporarily invest in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

Securities Lending
If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent secu-rities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.

Investment Structure
Small Cap Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.

Fund Performance
Because the Fund is a new fund, performance information for the Fund is not included in this prospectus.

                                                       Smith Barney Mutual Funds

Fee Table
This table describes the fees and expenses that you may pay if you buy and hold Smith Barney Small Cap Index Shares.

                                Shareholder fees

fees paid directly from your investment
Redemption fee paid to the Fund, charged only on shares you sell or
exchange within 180 days of buying them                              0.75%
            Annual operating expenses (% of average net assets)(/1/)
expenses deducted from Fund assets
Management fees                                                      0.30%
Distribution (12b-1) fees                                            0.20%
Other expenses                                                       2.81%
Total annual operating expenses(/2/)                                 3.31%

(1) Based on estimated expenses for the fiscal year ending December 31, 2001.

(2) Management has agreed to cap the Fund's other expenses at 0.75%. This cap is voluntary and may be modified or terminated at any time.

                        Expenses on a $10,000 investment
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

 . you invest $10,000 in the Fund for the time periods indicated;
 . you reinvest all dividends;
 . you then sell all of your shares at the end of those periods;
 . your investment has a 5% return each year--the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and
 . the Fund's operating expenses as shown in the table remain the same--the example does not include voluntary fee caps.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     1 Year 3 Years 5 Years 10 Years
Smith Barney Small Cap Index Shares   $334  $1,018  $1,726   $3,604

Index Funds

More About the Index
The chart below sets forth the annual total returns of the Russell 2000 Index over each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the stocks comparing the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future perfor-mance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the operating expenses associated with an investment in the Fund.

                               Russell 2000 Index


                                    [GRAPH]

                               1991       46.04%
                               1992       18.41%
                               1993       18.88%
                               1994      (1.82)%
                               1995       28.45%
                               1996       16.49%
                               1997       22.36%
                               1998      (2.55)%
                               1999       21.26%
                               2000      (3.02)%

                        Calendar year ended December 31



                                    [GRAPH]

                                            Russell
                                          2000 Index

                            12/31/90         10,000
                            12/31/91         14,604
                            12/31/92         17,293
                            12/31/93         20,558
                            12/31/94         20,184
                            12/31/95         25,926
                            12/31/96         30,201
                            12/31/97         36,954
                            12/31/98         36,012
                            12/31/99         43,668
                            12/31/00         42,349


                                                       Smith Barney Mutual Funds

Russell 2000(R) is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company. The Fund is not spon-sored, endorsed, sold or promoted by the sponsor of the Index, and the sponsor of the Index is not in any way affiliated with the Fund. The sponsor of the Index makes no representation or warranty, implied or express, regarding the advisability of investing in the Fund. For additional information, please see the Appendix.

Index Funds

Smith Barney Global Titans Index Shares
The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Dow Jones Global Titans Index SM (Global Titans Index).

The Index
The Global Titans Index consists of securities of 50 companies, and includes some of the world's most well-known and well-established blue-chip companies. The Global Titans Index includes only the largest of large-cap companies in the world and currently consists of stocks of companies with capitalizations of at least $20 billion. The Global Titans Index began to be calculated in July 1999 and consists of securities of companies that are selected based on a global or multi-national standard and, therefore, (1) may be headquartered anywhere in the world; (2) are market and industry leaders on a global level, rather than merely at a local level; and (3) have international exposure either from sell-ing products outside their home markets or providing services to overseas cli-ents. The companies whose securities comprise the Global Titans Index are selected from the 100 largest companies in the world, as measured by assets, book value, sales/revenue, net profit and foreign sales rankings.

Principal Strategies
Key investments The Global Titans Index Fund may use replication or sampling techniques to track the performance of the Global Titans Index. The Fund also may use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the Global Titans Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

Selection process The Global Titans Index Fund is a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfo-lio periodically to match or sample the Index or its performance. Like most index funds, the Fund does not mirror the Index exactly, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term secu-rities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's operat-ing expenses.

                                                       Smith Barney Mutual Funds

Who may want to invest
The Global Titans Index Fund may be an appropriate investment if you:

 . Are seeking to participate in the long-term growth potential of U.S. and for-
  eign large capitalization stocks
 . Are looking for an investment with potentially greater return but higher risk than a Fund investing primarily in fixed income securities
 . Are willing to accept the risks of the stock markets worldwide, including the special risks of investing in foreign securities

Principal Risks
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

Index Investing Risk Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor perfor-mance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in perfor-mance.

Market Risk The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individ-ual securities; an adverse event, such as an unfavorable earnings report, nega-tively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

Derivatives Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be suscep-tible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using

Index Funds
derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accu-rately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the con-tract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Non-Diversification The Fund is "non-diversified", which means it may invest a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers. As a result, the Fund may be more sensitive to a single economic, political or regulatory occurrence than a diversified fund.

Foreign Securities The Fund may purchase common stocks and ADRs of the foreign companies included in its Index. ADRs are U.S. dollar-denominated securities which represent an interest in an underlying foreign security. The Fund is exposed to the risks of investing in foreign securities, which can be affected by currency, political, legal, regulatory and operational factors. Foreign mar-kets can be less liquid and more volatile than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently that the U.S. market. In some foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Because the value of ADRs, in which the Fund may invest, is dependent upon the market price of an underlying foreign security, ADRs are subject to most of the risks associated with foreign investing. The Fund may lose money if the currency in which a security is priced declines in value relative to the U.S. dollar. Currency fluctuations could erase investment gains or add to investment losses.

More on the Fund's Investments and Risks
Money Market Instruments
The Fund may temporarily invest in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

                                                       Smith Barney Mutual Funds

Securities Lending
If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent secu-rities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.

Investment Structure
Global Titans Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.

Fund Performance
Because the Fund is a new fund, performance information for the Fund is not included in this prospectus.

Index Funds

Fee Table
This table describes the fees and expenses that you may pay if you buy and hold Smith Barney Global Titans Index Shares.

                                Shareholder fees

fees paid directly from your investment
Redemption fee paid to the Fund, charged only on shares you sell or
exchange within 180 days of buying them                              0.75%
            Annual operating expenses (% of average net assets)(/1/)
expenses deducted from Fund assets
Management fees                                                      0.35%
Distribution (12b-1) fees                                            0.20%
Other expenses                                                       7.78%
Total annual operating expenses(/2/)                                 8.83%

(1) Based on estimated expenses for the fiscal year ending December 31, 2001.

(2) Management has agreed to cap the Fund's other expenses at 0.80%. This cap is voluntary and may be modified or terminated at any time.

                        Expenses on a $10,000 investment
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

 . you invest $10,000 in the Fund for the time periods indicated;
 . you reinvest all dividends;
 . you then sell all of your shares at the end of those periods;
 . your investment has a 5% return each year--the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and
 . the Fund's operating expenses as shown in the table remain the same--the example does not include voluntary fee caps.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         1 Year 3 Years 5 Years 10 Years
Smith Barney Global Titans Index Shares   $866  $2,500  $4,011   $7,311

                                                       Smith Barney Mutual Funds

More About the Index
Dow Jones, the sponsor of the Global Titans Index, calculates the value of the Index at three different times during the day, based on the close of various markets world-wide. For the purposes of tracking the performance of its bench-mark Index, the Fund will use the value of the Index calculated at the close of the U.S. markets.

Performance for the Dow Jones Global Titans Index is not presented because this Index has been in existence only since July, 1999.

"Dow Jones" and "Dow Jones Global Titans IndexSM" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Smith Barney Fund Management LLC. The Fund is based on the Dow Jones Global Titans IndexSM, is not sponsored, endorsed sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in the Fund. For additional information, please see the Appendix.

Index Funds

Smith Barney U.S. Bond Index Shares
The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Lehman Brothers Aggregate Bond Index(R) (Lehman Bond Index).

The Index
The Lehman Bond Index measures the total universe of public investment-grade fixed income securities in the U.S., including government, corporate, mortgage-backed, asset-backed, and international U.S. dollar-denominated bonds, all with maturities of over 1 year. As of December 31, 1999, the Lehman Bond Index included more than 5,500 bonds. The Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Index's performance. The Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

Principal Strategies
Key investments The U.S. Bond Index Fund may use replication or sampling tech-niques to track the performance of the Lehman Bond Index. The Fund also may use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securi-ties to track the performance of the Index. The Fund also may enter into repur-chase agreements and lend portfolio securities.

Selection process The U.S. Bond Index Fund is a "pure" index Fund. This means that the manager does not evaluate individual bonds to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodi-cally to reflect the companies included in the Index and their weightings. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's operating expenses.

Who may want to invest
The U.S. Bond Index Fund may be an appropriate investment if you:
 . Are seeking to participate in the bond market
 . Are willing to accept the risks of the bond market

                                                       Smith Barney Mutual Funds

Principal Risks
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

Index Investing Risk Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor perfor-mance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of securities that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated lower returns than longer term debt securities. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are val-ued can also cause differences in performance. Because the Fund may use a sam-pling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in perfor-mance.

Interest Rate Risk In general, the prices of debt securities rise when interest rates fall, and fall when interest rates rise. Longer-term obligations are usu-ally more sensitive to interest rate changes. A change in interest rates could cause the Fund's share price to go down.

Credit Risk Some issuers may not make payments on debt securities held by the Fund. Or, an issuer's financial condition may deteriorate, leading to greater volatility in the price of the security and making the security more difficult for the Fund to sell.

Income Risk If interest rates decline, the amount of income paid to you by the Fund as dividends may also decline.

Prepayment and Extension Risk The issuers of debt securities held by the Fund may be able to call a bond or prepay principal due on the securities, particu-larly during periods of declining interest rates. The Fund may not be able to reinvest that principal at attractive rates, and the Fund may lose any premium paid. On the other hand, rising interest rates may cause prepayments to occur at slower than expected rates. This makes securities more sensitive to interest rate changes.

Market Risk The Fund may not perform as well as other investments, if, among other things, the Index declines or performs poorly relative to other

Index Funds
related indexes or individual securities, or the securities issued by companies which comprise the Index fall out of favor with investors.

Derivatives Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be suscep-tible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's bond market exposure. Therefore, using derivatives can dispropor-tionately increase losses and reduce opportunities for gains when bond prices are changing. The Fund may not fully benefit from or may lose money on deriva-tives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the con-tract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Non-Diversification The Fund is "non-diversified", which means it may invest a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers. As a result, the Fund may be more sensitive to a single economic, political or regulatory occurrence than a diversified fund.

More on the Fund's Investments and Risks
Money market instruments
The Fund may temporarily invest in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

Foreign investments
The Fund may purchase international U.S. dollar-denominated bonds included in its Index and is therefore exposed to the risks of investing in foreign securi-ties, including currency, political, legal, regulatory and operational risks. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, there is also less informa-tion available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S.

                                                       Smith Barney Mutual Funds

Securities Lending
If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent secu-rities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.

Investment Structure
U.S. Bond Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.

Fund Performance
Because the Fund is a new fund, performance information for the Fund is not included in this prospectus.

Fee Table
This table describes the fees and expenses that you may pay if you buy and hold Smith Barney U.S. Bond Index Shares.

                                Shareholder fees

fees paid directly from your investment
Redemption fee                       None

             Annual operating expenses (% of average net assets)(1)

expenses deducted from Fund assets
Management fees                     0.15%
Distribution (12b-1) fees           0.20%
Other expenses                      1.64%
Total annual operating expenses*    1.99%

(1) Based on estimated expenses for the fiscal year ending December 31, 2001.

* Management has agreed to cap the Fund's other expense at 0.60%. This cap is voluntary and may be modified or terminated at any time.

Index Funds

                        Expenses on a $10,000 investment
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

 . you invest $10,000 in the Fund for the time periods indicated;
 . you reinvest all dividends;
 . you then sell all of your shares at the end of those periods;
 . your investment has a 5% return each year--the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and
 . the Fund's operating expenses as shown in the table remain the same--the example does not include voluntary fee caps.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     1 Year 3 Years 5 Years 10 Years
Smith Barney U.S. Bond Index Shares   $202   $624   $1,073   $2,317

                                                       Smith Barney Mutual Funds

More About the Index
The chart below sets forth the average total returns of the Lehman Brothers Aggregate Bond Index for each of the past ten calendar years. The line graph below shows the growth of $10,000 investment in the bonds comparing the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or sug-gest the returns that might be experienced by the Fund or an individual invest-ing in the Fund.

All returns presented were calculated on a total return basis which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the operating expenses associated with an investment in the Fund.

                               Lehman Bond Index


                                    [GRAPH]

                              1991         16.00%
                              1992          7.40%
                              1993          9.75%
                              1994        (2.92)%
                              1995         18.47%
                              1996          3.63%
                              1997          9.65%
                              1998          8.69%
                              1999        (0.82)%
                              2000         11.63%

                       Calendar years ended December 31



                                    [GRAPH]

                                             Lehman
                                           Bond Index

                            12/31/90         10,000
                            12/31/91         11,600
                            12/31/92         12,458
                            12/31/93         13,673
                            12/31/94         13,274
                            12/31/95         15,726
                            12/31/96         16,297
                            12/31/97         17,870
                            12/31/98         19,423
                            12/31/99         19,264
                            12/31/00         21,504


Index Funds

Lehman Brothers Aggregate Bond Index(R) is a trademark of Lehman Brothers. The Fund is not sponsored, endorsed, sold or promoted by the Index, and the Index is not in any way affiliated with the Fund. The sponsor of the Index makes no representation or warranty, implied or express, regarding the advisability of investing in the Fund.

                                                       Smith Barney Mutual Funds

 Management


Small Cap Index Fund
U.S. 1000 Index Fund
Global Titans Index Fund
U.S. Bond Index Fund

Manager Smith Barney Fund Management LLC ("SBFM") (prior to April 4, 2001, known as SSB Citi Fund Management LLC), supervises the overall management of each Fund. The Fund's administrator, is a subsidiary of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset manage-ment, banking and consumer finance, credit and charge cards, insurance, invest-ments, investment banking and trading--and use diverse channels to make them available to consumer and corporate consumers around the world. SBFM is respon-sible for recommending the hiring, termination or replacement of any subadviser and for supervising and monitoring the performance of any subadviser. State Street Bank and Trust Company (State Street), through its State Street Global Advisors division, serves as the subadviser to the Funds. As of March 31, 2001, State Street managed approximately $720 billion in assets. State Street's prin-cipal address is Two International Place, Boston, Massachusetts 02110.

Management fees Each Fund pays SBFM an aggregate management fee at the annual rates noted below:

                          Fee, as percentage of
Fund                      average daily net assets
Small Cap Index Fund               0.30%
U.S. 1000 Index Fund               0.25%
Global Titans Index Fund           0.35%
U.S. Bond Index Fund               0.15%

Index Funds

Distribution Arrangements
The Funds offer two classes of shares, Citi Index Shares and Smith Barney Index Shares. These classes have different expense levels. Only Smith Barney Shares are offered in this prospectus. The Funds do not charge any sales loads or deferred sales loads or other fees in connection with the purchase of Smith Barney Shares.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to deal-ers. The amount of these payments is determined by the distributor and may be substantial. SBFM or an affiliate may make similar payments under similar arrangements.

Distribution plans Each Fund has adopted a Rule 12b-1 service plan for its Smith Barney Shares. Under the plan, Smith Barney Shares pay a service fee for the sale of shares and for services provided to shareholders. The fee for Smith Barney Shares is an ongoing expense and, over time, may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as each Fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, Boston Financial Data Services serves as each Fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will per-form certain functions including shareholder record keeping and account servic-es.

 Smith Barney Shares

You may purchase Smith Barney Shares which are sold at net asset value with no initial or deferred sales charge. Smith Barney Shares are subject to an ongoing service fee.

You may buy shares from:

 .A broker-dealer, financial intermediary, financial institution or the distrib-utor's financial consultants (each called a "Service Agent")

 .The Fund, but only if you are investing through certain qualified plans or certain Service Agents

                                                       Smith Barney Mutual Funds

Investment minimums Minimum initial and additional investment amounts vary depending on the nature of your investment account.

                                                             Initial Additional
General                                                      $1,000     $50
IRAs, Self Employed Retirement Plans, Uniform Gift to Minor
Accounts                                                     $  250     $50
Qualified Retirement Plans*                                  $   25     $25
Simple IRAs                                                  $    1     $
Monthly Systematic Investment Plans                          $   25     $25
Quarterly Systematic Investment Plans                        $   50     $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans


Index Funds

 Buying shares

     Through a   You should contact your Service Agent to open a brokerage
 Service Agent   account and make arrangements to buy shares.

                 If you do not provide the following information, your order will be rejected:

                 . Class of shares being bought
                 . Dollar amount or number of shares being bought

                 Your Service Agent may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
     Through a   Certain investors who are clients of certain Service Agents
          Fund   are eligible to buy shares directly from a Fund.
                 . Write the Funds at the following address:
                      (Specify Fund)
                      c/o Boston Financial Data Services
                      P.O. Box 9083
                      Boston, MA 02205-9083
                 . Enclose a check made payable to the applicable Fund to pay for the shares. For initial purchases, complete and send an account application
                 . For more information, call the transfer agent at 1-800-995-
                   0134.
--------------------------------------------------------------------------------
     Through a   You may authorize your Service Agent or the sub-transfer
    systematic   agent to transfer funds automatically from (i) a regular bank
    investment   account (ii) cash held in a brokerage account opened with a
          plan   Service Agent or (iii) certain money market funds in order to buy shares on a regular basis.
                 . Amounts transferred should be at least $25 monthly or $50 quarterly
                 . If you do not have sufficient funds in your account on a transfer date, your Service Agent or the sub-transfer agent may charge you a fee
                 For more information, contact your Service Agent or the transfer agent or consult the Statement of Additional Infor-mation ("SAI").

                                                       Smith Barney Mutual Funds

 Exchanging shares

  Smith Barney   Each Fund is exchangeable into the other.
      offers a
   distinctive   You should contact your Service Agent to exchange into the
     family of   Funds. An exchange is a taxable transaction and may be
         funds   subject to a redemption fee.
   tailored to
 help meet the   . You may exchange shares only for shares of the same class.
 varying needs   . You may also exchange Fund shares or shares of other clas-
 of both large     ses if you are participating in certain fee based advisory
     and small     programs or employer-sponsored retirement plans. For fur-
     investors     ther information please contact your Service Agent.
                 . You must meet the minimum investment amount for each fund
                   (except for systematic exchanges)
                 . The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges
                 . As indicated in each Fund's fee table, excluding the S&P
                   500 Index Fund, FORTUNE 500(R) Index Fund and the U.S. Bond
                   Index Fund, each Fund charges a redemption fee, payable to the Fund, on the sale or exchange of any shares that have been held for less than 180 days. In attempting to minimize this fee, a Fund will first sell any shares in your account that are not subject to the fee.

--------------------------------------------------------------------------------
  By telephone   If you do not have a brokerage account with a Service Agent, you may be eligible to exchange shares through the Fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the trans-fer agent at 1-800-995-0134 between 9:00 a.m. and 4:00 p.m.
                 (Eastern time).

                 You can make telephone exchanges only between accounts that have identical registrations.

--------------------------------------------------------------------------------
       By mail
                 If you do not have a brokerage account, contact your Service Agent or write to the sub-transfer agent at the address on page 34.

Index Funds

 Redeeming shares

     Generally   Contact your Service Agent to redeem shares of a Fund.

                 The price of any redemption of Fund shares will be the NAV the next time it is calculated after your redemption request has been received in proper form by the Fund. Fund shares are redeemed without a sales charge, but your redemption may be subject to a redemption fee. As indicated in each Fund's fee table, except the U.S. Bond Index Fund, each Fund charges a redemption fee, payable to the Fund, on the sale or exchange of any shares that have been held for less than 180 days. In attempting to minimize this fee, a Fund will first sell any shares in your account that are not subject to the fee. If you own your shares through a 401(k) plan or an IRA account, you will not be charged a fee when you redeem your shares. The Funds reserve the right to change the redemption fee cri-teria.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

                                                       Smith Barney Mutual Funds

       By mail For accounts held directly at a Fund, send written requests to the Fund at the following address:
                      (Specify Fund)
                      Boston Financial Data Services
                      P.O. Box 9083
                      Boston, MA 02205-9083

                 Your written request must provide the following:

                 . The name of the Fund and account number
                 . The class of shares and the dollar amount or number of
                   shares to be redeemed
                 . Signatures of each owner exactly as the account is regis-
                   tered
--------------------------------------------------------------------------------
  By telephone   If you do not have a brokerage account with a Service Agent, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $50,000 per day through the Fund. You must complete an authorization form to autho-rize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock
                 Exchange is open. Call the transfer agent at 1-800-995-0134 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated on your authorization form. You must sub-
                 mit a new authorization form to change the bank account des-
                 ignated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agent may charge a fee on a wire or an electronic transfer
                 (ACH).
--------------------------------------------------------------------------------
     Automatic   You can arrange for the automatic redemption of a portion of
          cash   your shares on a monthly or quarterly basis without a redemp-
    withdrawal   tion fee. To qualify you must own shares of the fund with a
         plans   value of at least $10,000 ($5,000 for retirement plan
                 accounts).

                 The following condition applies:

                 . All dividends and distributions must be reinvested
                 For more information, contact your Service Agent or consult the SAI.

Index Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed:

 . Name of the Fund
 . Account number
 . Class of shares being bought, exchanged or redeemed
 . Dollar amount or number of shares being bought, exchanged or redeemed . Signature of each owner exactly as the account is registered

The Fund will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide certain personal identification information for your account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 . Are redeeming over $50,000
 . Are sending signed stock powers to the sub-transfer agent
 . Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 . Changed your account registration
 . Want the check paid to someone other than the account owner(s)
 . Are transferring the redemption proceeds to an account with a different reg-istration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Each Fund has the right to:

 . Suspend the offering of shares
 . Waive or change minimum and additional investment amounts
 . Reject any purchase or exchange order
 . Change, revoke or suspend the exchange privilege
 . Suspend telephone transactions
 . Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission
 . Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

                                                       Smith Barney Mutual Funds

Small account balances If your account falls below $500 because of a redemption of Fund shares, a Fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the Fund may close your account and send you the redemption proceeds.

Excessive exchange transactions SBFM may determine that a pattern of frequent exchanges is detrimental to a Fund's performance and other shareholders. Each Fund may limit additional purchases and/or exchanges by a shareholder.

 Dividends, distributions and taxes

Dividends
Each Fund's dividend policies are described below. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares of the same class of shares that you hold.

Small Cap Index Fund
U.S. 1000 Index Fund
Global Titans Index Fund


Each Fund pays substantially all of its net income (if any) from dividends and interest to its shareholders of record as a dividend semi-annually during the months of June and December.

Each Fund's net realized short-term and long-term capital gains, if any, will be distributed to Fund shareholders at least annually, in December. Each Fund may also make additional distributions to shareholders to the extent necessary to avoid the application of the 4% non-deductible excise tax on certain undis-tributed income and net capital gains of mutual funds.




U.S. Bond Index Fund
The U.S. Bond Index Fund pays substantially all of its net income (if any) from dividends and interest to its shareholders of record as a dividend monthly.

The U.S. Bond Index Fund's net realized short-term and long-term capital gains, if any, will be distributed to Fund shareholders at least annually, in Decem-ber. The Fund may also make additional distributions to shareholders to the extent necessary to avoid the application of the 4% non-deductible excise tax on certain undistributed income and net capital gains of mutual funds.

Index Funds

Taxes
This discussion of taxes is very general. You should consult your own tax adviser about your particular situation.

Taxation Of Distributions You will normally have to pay federal income taxes on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions designated by a Fund as capital gain dividends are taxable as long-term capital gains no matter how long you have held your shares. Other distributions are generally taxable as ordinary income. Some distributions paid in January may be taxable to you as if they had been paid the previous December. Each year the Funds will make available to you a report of your distributions for the prior year and how they are treated for federal income tax purposes.

Fund distributions will reduce a Fund's net asset value per share. As a result, if you buy shares just before a Fund makes a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

Backup Withholding The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is cor-rect and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) 31% of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations.

Foreign Shareholders Each Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

Taxation Of Transactions If you sell your shares of a Fund, or exchange them for shares of another Fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabil-ities generated by your transaction.

                                                       Smith Barney Mutual Funds

 Share price

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. Fund shares are redeemed without a sales charge, but your redemption may be subject to a redemption fee. See "Re-deeming Shares" for additional information. Each Fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated sepa-rately for each class of shares. Each Fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the SAI.

Each Fund's currency conversions are done when the London stock exchange closes. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, a fund may price those securities at fair val-ue. Fair value is determined in accordance with procedures approved by the Fund's board. Each fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a Fund could change on days when you can-not buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the Fund's sub-transfer agent before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all order to buy, exchange or redeem shares to the Fund's sub-transfer agent before the sub-transfer agent's close of business.

Index Funds

 Appendix

U.S. 1000 Index Shares
Small Cap Index Shares

Neither the U.S. 1000 Index Fund nor the Small Cap Index Fund is promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has reviewed neither such Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its indexes. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the indexes.

Frank Russell Company's publication of the indexes in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appro-priateness of investment in any or all securities upon which the indexes are based.

FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEXES OR ANY DATA INCLUDED IN THE INDEXES. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WAR-RANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEXES. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIM-ITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA OR ANY SECURITY (OR COMBINATION THERE-
OF) INCLUDED THEREIN.

Global Titans Index Shares
"Dow Jones" and "Dow Jones Global Titans IndexSM" are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to SSB Citi, other than the licensing of the Dow Jones Global Titans Index and its service marks for use with the Global Titans Index Fund.

                                                       Smith Barney Mutual Funds

Dow Jones does not:

 . Sponsor, endorse, sell or promote the Fund.
 . Recommend that any person invest in the Fund or any other securities.
 . Have any responsibility for or make any decisions about the timing, amount or pricing of the Fund.
 . Have any responsibility for the administration, management or marketing of the Fund.
 . Consider the needs of the Fund or the owners of the Fund in determining, com-posing or calculating the Global Titans Index or have any obligation to do so.

Dow Jones will not have any liability in connection with the Fund.

Specifically,

 . Dow Jones does not make any warranty, express or implied, and Dow Jones dis-
  claims any warranty about:
 . The results to be obtained by the Fund, the owners of the Fund or any other person in connection with the use of the Global Titans Index and the data included in the Global Titans Index;
 . The accuracy or completeness of the Global Titans Index and its data;
 . The merchantability and the fitness for a particular purpose or use of the
   Global Titans Index and its data;
 . Dow Jones will have no liability for any errors, omissions or interruptions in the Global Titans Index or its data;
 . Under no circumstances will Dow Jones be liable for any lost profits or indi-rect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between Smith Barney Fund Management LLC and Dow Jones is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.


Index Funds

[SB] Smith Barney
[MF] Mutual Funds
Your Serious Money. Professionally Managed. SM

Shareholder reports Annual and semiannual reports to shareholders provide additional information about a Fund's investments. These reports discuss the market conditions and investment strategies that affected the Fund's perfor-mance.

Each Fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about a Fund and is incorporated by refer-ence into (is a legally part of) this prospectus.

You can make inquiries about a Fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Serv-ice Agent, by calling the Fund at 1-800-995-0134, or by writing to the Fund at Smith Barney Mutual Funds, 7 World Trade Center, New York, New York 10048.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commis-sion's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about a Fund that is not in this prospectus, you should not rely upon that information. Neither the Funds nor the distributor is offering to sell shares of a Fund to any person to whom the Fund may not lawfully sell its shares.

 SMYour Serious Money. Professionally Managed. is a service mark of Salomon Smith Barney Inc.

Smith Barney is a registered service mark of Salomon Smith Barney Inc.

Citi is a service mark of Citicorp.

Smith Barney U.S. 1000 Index Shares (a class of Citi U.S. 1000 Index Fund)

Smith Barney Small Cap Index Shares (a class of Citi Small Cap Index Fund)

Smith Barney Global Titans Index Shares (a class of Citi Global Titans Index
 Fund)
Smith Barney U.S. Bond Index Shares (a class of Citi U.S. Bond Index Fund)




(SEC file no. 811-4006)


(SEC file no. 811-06444)

FD 01991 04/01



PROSPECTUS FOR: Citi Nasdaq-100 Index Shares, Citi S&P 500 Index Shares, Citi U.S. 5000 Index Shares and Citi International Index Shares - each Of the share classes is a class of one of the corresponding funds:
Citi Nasdaq-100 Index Fund, (a separate series of CitiFunds Trust 1), Smith Barney S&P 500 Index Fund, Smith Barney U.S. 5000 Index Fund, Smith Barney International Index Fund (each of which is a separate Series of Smith Barney Investment Trust), respectively.

Citi(SM) Nasdaq-100 Index Shares


Citi(SM) S&P 500 Index Shares


Citi(SM) U.S. 5000 Index Shares


Citi(SM) International Index Shares



Prospectus
May 1, 2001



Each of the share classes offered by this prospectus is a class of one of these corresponding funds: Citi Nasdaq-100 Index Fund, Smith Barney S&P 500 Index Fund, Smith Barney U.S. 5000 Index Fund, and Smith Barney International Index Fund.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

                                                                  [CitiFunds(R)
                                                                  -------------
                                                                   INDEX SERIES


   INVESTMENT PRODUCTS: NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS

THE FUNDS ..................................................         3

         Indexing ..........................................         3

         Citi Nasdaq-100 Index Shares ......................         4

         Citi S&P 500 Index Shares .........................        10

         Citi U.S. 5000 Index Shares .......................        16

         Citi International Index Shares ...................        22

YOUR ACCOUNT ...............................................        29

        How To Buy Shares ..................................        29

        Cititrade Investing ................................        29

        Investment Minimums ................................        30

        How The Price Of Your Shares Is Calculated .........        30

        How To Sell Shares .................................        30

        Exchanges ..........................................        31

        Dividends ..........................................        32

        Tax Matters ........................................        32

MANAGEMENT OF THE FUNDS ....................................        33

        Managers ...........................................        33

        Distribution Arrangements ..........................        34

APPENDIX ...................................................        35

            THE FUNDS

            INDEXING

            The Funds in this Prospectus share the same basic investment strategy. They are designed to track the performance of a stock or bond market index.


            This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of choosing investments based on judgment, a portfolio manager looks to an index to determine which securities the Fund should own. Instead of trying to outperform the market or segment it tracks, each Fund tries to provide investment results that match, as closely as possible, the performance of its Index. If the securities contained in a Fund's Index are losing value or are downgraded by investment analysts, the Fund will continue to purchase and hold those securities, even if the Fund loses money as a result.


            The Funds may use replication or sampling techniques to track the performance of their Indexes. Replication involves a Fund holding each security in its Index in the same proportion as the security appears in the Index. Sampling techniques involve investing in a smaller number of securities included in the Index that are selected to resemble the Index in terms of industry weightings, market capitalization, price/earnings ratio, dividend yield or other characteristics. A Fund may also purchase and sell securities in anticipation of additions or deletions to its Index.

            Each of the Funds attempts to achieve, in rising and falling markets, a correlation of at least 95% between the total return of its net assets before fees and expenses and its respective Index. Of course, like most index funds, there is no guarantee that a Fund will be able to achieve or maintain this level of correlation. And, like other mutual funds, a Fund will have operating expenses that affect the Fund's ability to track its Index.

            The Funds may use derivatives to track the performance of their Indexes. Derivatives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indexes or rates. The Funds might use derivatives to simulate full investment in the Fund's Index while maintaining sufficient liquidity to satisfy redemptions and operating expenses, to facilitate trading in the securities of companies that comprise the Index, to reduce transaction costs or to seek higher investment returns when a contract is priced more attractively than the securities comprising the Fund's Index.

            Because the composition of an Index tends to be comparatively stable, index funds historically have experienced lower portfolio turnover than actively managed funds.

CITI(SM) NASDAQ-100 INDEX SHARES
The fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Nasdaq-100 Index(R).

THE INDEX


The Nasdaq-100 Index(R) includes the largest (based on market capitalization) and most active non-financial domestic and international stocks listed on The Nasdaq Stock Market. The Nasdaq-100 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Nasdaq-100 Index's performance. The Nasdaq-100 Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.


PRINCIPAL STRATEGIES
KEY INVESTMENTS. Citi Nasdaq-100 Index Fund may use replication or sampling techniques to track the performance of the Nasdaq-100 Index. The Fund also may use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

SELECTION PROCESS. The Nasdaq-100 Index Fund is a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodically to match or sample the Index or its performance. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

WHO MAY WANT TO INVEST
The Nasdaq-100 Index Fund may be an appropriate investment if you:

  o Are seeking to participate in the long-term growth potential of U.S. stocks

  o Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities

  o Are willing to accept the risks of the stock market, including the potential for greater volatility of certain companies included in the Nasdaq-100 Index

PRINCIPAL RISKS
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

INDEX INVESTING RISK. Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in performance.

MARKET RISK. The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

TECHNOLOGY RISK. Although the composition of the Index changes from time to time, many of the stocks in the Index may be issued by companies in the technology sector. Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect the technology sector and the securities of companies in that sector could react similarly to these or other developments. Technology companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants. The technology sector may be subject to greater governmental regulation than many other areas, and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on the sector. The performance of the technology sector may differ in direction and degree from that of the overall stock market.

DERIVATIVES. Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

NON-DIVERSIFICATION. The Fund is "non-diversified", which means it may invest a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers. As a result, the Fund may be more sensitive to a single economic, political or regulatory occurrence than a diversified fund.

SMALLER COMPANIES. The Fund's investments may include smaller capitalization companies whose stocks tend to have more price volatility than larger companies.

MORE ON THE FUND'S INVESTMENTS AND RISKS
MONEY MARKET INSTRUMENTS. The Fund may invest temporarily in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

FOREIGN INVESTMENTS. The Fund may purchase common stocks and ADRs of the foreign companies included in the Nasdaq-100 Index. These securities are traded on The Nasdaq Stock Market. ADRs are U.S. dollar denominated securities which represent an interest in an underlying foreign security. These common stocks and ADRs are subject to most of the special risks associated with foreign investing, including currency, political, legal, regulatory and operational risks.

SECURITIES LENDING. If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent securities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.

INVESTMENT STRUCTURE. The Nasdaq-100 Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.

FUND PERFORMANCE
Because the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this prospectus.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Citi Nasdaq-100 Index Shares.


--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------
SHAREHOLDER FEES - fees paid directly from your investment
--------------------------------------------------------------------------------
Redemption fee paid to the Fund, charged only on shares you sell within
180 days of buying them                                                  0.75%
ANNUAL OPERATING EXPENSES (% of average net assets)
expenses deducted from Fund assets
--------------------------------------------------------------------------------
Management fees                                                          0.30%
Distribution (12b-1) fees                                                 None
Other expenses(1)                                                        7.14%
--------------------------------------------------------------------------------
Total annual operating expenses(1)                                       7.44%
--------------------------------------------------------------------------------

(1) Based on estimated expenses for the fiscal year ending December 31, 2001. Because the manager has voluntarily agreed to waive a portion of the management fee and reimburse other expenses, actual total operating expenses incurred were 0.55% for the period ended December 31, 2000. These fee waivers and reimbursements may be reduced or terminated at any time.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

  o you invest $10,000 in the Fund for the time periods indicated;

  o you reinvest all dividends;

  o you then sell all of your shares at the end of those periods;

  o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

  o the Fund's operating expenses as shown in the table remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                      1 YEAR         3 YEARS
--------------------------------------------------------------------------------
CITI NASDAQ-100 INDEX SHARES                           $735           $2,151
--------------------------------------------------------------------------------

MORE ABOUT THE INDEX
The chart below sets forth the annual total returns of the Nasdaq-100 Index for each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the stocks comprising the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund. In particular, investors should note the performance of the Index for 1998 and 1999 was exceptional and will not likely be repeated.

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the Fund's short-term investments and its operating expenses.

                    Annual Total Returns -- Nasdaq-100 Index

                    1991                     64.99%
                    1992                      8.86%
                    1993                     10.58%
                    1994                      1.50%
                    1995                     42.54%
                    1996                     42.54%
                    1997                     20.63%
                    1998                     85.31%
                    1999                    101.95%
                    2000                    (36.83)%

                                Nasdaq-100 Index

                    1991                    16,499
                    1992                    17,961
                    1993                    19,861
                    1994                    20,159
                    1995                    28,735
                    1996                    40,958
                    1997                    49,408
                    1998                    91,558
                    1999                   184,901
                    2000                   116,802


The Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by Smith Barney Fund Management LLC. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND. For additional information, please see the Appendix.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the performance of the Citi Nasdaq-100 Index Shares since the Fund's inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a Fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report (available upon request).

CITI NASDAQ-100 INDEX SHARES

                                                                CITI SHARES
                                                             -----------------
                                                              FOR THE PERIOD
                                                             SEPTEMBER 5, 2000
                                                               (COMMENCEMENT
                                                             OF OPERATIONS) TO
                                                             DECEMBER 31, 2000
                                                             -----------------
Net asset value, beginning of period                                 $10.00
------------------------------------------------------------------------------
Income (loss) from operations:
Net investment loss                                                  (0.031)
Net realized and unrealized loss                                     (3.959)
------------------------------------------------------------------------------
  Total loss from operations                                         (3.990)
------------------------------------------------------------------------------
Less distributions from:
Net investment income                                                  --
Net realized gain                                                      --
------------------------------------------------------------------------------
  Total distributions                                                  --
------------------------------------------------------------------------------
Net asset value, end of period                                        $6.01
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                            $1,936
Ratio of expenses to average net assets                                1.18%*
Ratio of net investment loss to average net assets                    (0.83)%*
Portfolio turnover                                                       17%
Total return                                                         (39.90)%**

Note: If Agents of the Fund had not voluntarily agreed to waive all of their fees for the period, and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

Net investment loss per share                                        $(0.267)
RATIOS:
Expenses to average net assets                                         7.44%*
Net investment loss to average net assets                             (7.10)%*
------------------------------------------------------------------------------
 * Annualized.
** Not Annualized.

CITI(SM) S&P 500 INDEX SHARES
The Fund's goal is to provide investment results that, before fees and expenses, correspond to the price and yield performance of the S&P 500 Composite Stock Price Index (S&P 500(R) Index).

THE INDEX
The S&P 500 Index is one of the mostly widely used benchmarks of U.S. equity performance. The S&P 500 Index consists of 500 stocks chosen for market capitalization, liquidity and industry group representation. The S&P 500 Index is market-value-weighted, so the larger of the 500 companies generally have a bigger impact on the performance of the Index. The S&P 500 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the S&P 500 Index's performance. The S&P 500 Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

PRINCIPAL STRATEGIES
KEY INVESTMENTS. Citi S&P 500 Index Fund will hold a broadly diversified portfolio of common stocks that is comparable to the S&P 500 Index in terms of economic sector weightings, market capitalization and liquidity. The Fund invests at least 80% of its assets in common stocks included in the Index. The Fund holds stocks of substantially all of the companies which comprise the S&P 500 Index. The Fund also may enter into repurchase agreements, lend portfolio securities and use certain types of derivative instruments to help implement its goal.


SELECTION PROCESS. The S&P 500 Index Fund is managed as a "pure" index fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the investment performance of the Index as closely as possible by adjusting the Fund's portfolio daily to reflect the companies included in the Index and their weightings. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.


WHO MAY WANT TO INVEST
The S&P 500 Index Fund may be an appropriate investment if you:

  o Are seeking to participate in the long-term growth potential of U.S. large capitalization stocks

  o Are seeking an investment which tracks the performance of the S&P 500 Index

  o Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities

  o Are willing to accept the risks of the stock market

PRINCIPAL RISKS
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

INDEX INVESTING RISK. Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance.

MARKET RISK. The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

DERIVATIVES. Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

MORE ON THE FUND'S INVESTMENTS AND RISKS
MONEY MARKET INSTRUMENTS. The Fund may invest temporarily in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.


FOREIGN INVESTMENTS. The Fund may purchase common stocks and American Depository Receipts (ADRs) of the foreign companies included in the S&P 500 Index. These securities are publicly traded on U.S. securities exchanges or over-the-counter markets. ADRs are U.S. dollar denominated securities which represent an interest in an underlying foreign security. These common stocks and ADRs are subject to most of the special risks associated with foreign investing, including currency, political, legal, regulatory and operational risks.


SECURITIES LENDING. If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could
lose money if the lent   securities are not returned by the borrower at the
termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.


FUND PERFORMANCE
RISK RETURN BAR CHART This bar chart shows the performance of the Citi S&P 500 Index Shares for the past two calendar years ended December 31, 2000. Past performance does not necessarily indicate how the Fund will perform in the future.


ANNUAL TOTAL RETURNS


                    1999                20.29%
                    2000                (9.20)%

QUARTERLY RETURNS:
(FOR CALENDAR QUARTERS COVERED BY THE BAR CHART)
Highest: 14.71% in fourth quarter 1999
Lowest: (7.81)% in fourth quarter 2000


RISK RETURN TABLE
This table compares the average annual total return of the Citi S&P 500 Index Shares for the periods shown with that of the S&P 500 Index. This table assumes the redemption of shares at the end of the period and the reinvestment of distributions and dividends.


AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2000
                                                 Since Class
                                                  Inception
                                    1 Year         08/04/98

Citi S&P 500 Index Shares*          (9.20)%         10.10%
S&P 500 Index                       (9.10)%         10.18%
----------------------------------------------------------------
*Citi S&P 500 Index Shares were formerly called Class D shares.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Citi S&P 500 Index Shares.


--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------
SHAREHOLDER FEES - fees paid directly from your investment              None
--------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES (% of average net assets)
expenses deducted from Fund assets
--------------------------------------------------------------------------------
Management fees                                                         0.25%
Distribution (12b-1) fees                                               None
Other expenses(1)                                                       0.11%
Total annual operating expenses(2)                                      0.36%
--------------------------------------------------------------------------------
(1) Based on estimated expenses for the fiscal year ending December 31, 2001.
(2) Management has agreed to cap the Citi S&P 500 Index Shares' net annual operating expenses at 0.39%. Management may not discontinue or modify this cap without the approval of the Fund's trustees.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

  o you invest $10,000 in the Fund for the time periods indicated;

  o you reinvest all dividends;

  o you then sell all of your shares at the end of those periods;

  o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and


  o the Fund's operating expenses as shown in the table remain the same -- the example reflects the cap on operating expenses.


Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                               1 YEAR     3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
CITI S&P 500 INDEX SHARES       $37         $116        $202         $456
--------------------------------------------------------------------------------

MORE ABOUT THE INDEX
The chart below sets forth the annual total returns of the S&P 500 Index for each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the stocks comprising the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the Fund's short-term investments and its operating expenses.

                     Annual Total Returns -- S&P 500 Index


                         1991                          30.40%
                         1992                           7.61%
                         1993                          10.06%
                         1994                           1.31%
                         1995                          37.53%
                         1996                          22.95%
                         1997                          33.35%
                         1998                          28.60%
                         1999                          21.03%
                         2000                          (9.10)%

Source: Barra (2001)

                                 S&P 500 Index

                         1991                   $13,040
                         1992                    14,032
                         1993                    15,444
                         1994                    15,646
                         1995                    21,516
                         1996                    26,457
                         1997                    35,280
                         1998                    45,370
                         1999                    54,912
                         2000                    49,915

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)",
"Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Smith Barney Fund Management LLC. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

For additional information, please see the Appendix or the Statement of Additional Information.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the performance of the Citi S&P 500 Index Shares since the Fund's inception. These shares were formerly called Class D shares. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a Fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report (available upon request).

CITI S&P 500 INDEX SHARES
FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, EXCEPT WHERE NOTED:

CITI SHARES(1)                                              2000(2)           1999(2)(3)        1999(4)           1998(5)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                       $15.01            $14.28            $11.99            $11.00
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from operations:
    Net investment income(6)                                0.14              0.01              0.17              0.03
    Net realized and unrealized gain (loss)                (1.52)             0.83              2.26              0.96
-------------------------------------------------------------------------------------------------------------------------------
 Total income (loss) from operations                       (1.38)             0.84              2.43              0.99
-------------------------------------------------------------------------------------------------------------------------------
 Less distributions from:
    Net investment income                                  (0.11)            (0.11)            (0.07)              --
    Net realized gains                                     (0.13)              --              (0.07)              --
    Capital                                                (0.00)*             --                --                --
-------------------------------------------------------------------------------------------------------------------------------
 Total distributions                                       (0.24)            (0.11)            (0.14)              --
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                             $13.39            $15.01            $14.28            $11.99
-------------------------------------------------------------------------------------------------------------------------------
 Total return                                              (9.20)%            5.91%(+)         20.29%             9.00%(+)
-------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of year (000s)                          $28,968           $20,626           $14,068            $1,810
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:
    Expenses(6)(7)                                          0.36%             0.36%+            0.34%             0.36%+
    Net investment income                                   0.90              0.90+             1.08              1.33+
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                       4%                0%                6%                4%
-------------------------------------------------------------------------------------------------------------------------------
(1) On September 5, 2000, Class D shares were renamed Citi shares.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from December 1, 1999 to December 31, 1999, which reflects a change in the fiscal year end of the Fund.
(4) For the year ended November 30, 1999.
(5) For the period from January 5, 1998 (inception date) to November 30, 1998.
(6) The administrator has agreed to waive all or a portion of its fees for the year ended December 31, 2000, the period ended
    December 31, 1999, the year ended November 30, 1999 and for the period ended November 30, 1998. In addition, the administrator agreed to reimburse expenses of $15,109 and $177,520 for the periods ended December 31, 1999 and November 30, 1998, respectively. If these fees were not waived and expenses not reimbursed, the per share effect on net investment income and the actual expense ratio would have been as follows:

                                              PER SHARE DECREASES TO                       EXPENSE RATIOS WITHOUT
                                              NET INVESTMENT INCOME                       WAIVER AND REIMBURSEMENT

  2000                                                $0.00*                                        0.36%
  1999(3)                                             $0.00*                                        0.53%+
  1999(4)                                              0.01                                         0.43
  1998(5)                                              0.02                                         1.18+

(7) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.39%.
  * Amount represents less than $0.01 per share.
(+) Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.

CITI(SM) U.S. 5000 INDEX SHARES
The Fund's goal is to provide long-term capital growth by approximating, before fees and expenses, the performance of the Wilshire 5000 Total Stock Market Index (Wilshire 5000 Index).


The Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective. For simplicity, all discussions of investment objectives, strategies and risks of the Fund refer also to the objectives, strategies and risks of its corresponding Master Portfolio, unless otherwise indicated.


THE INDEX
The Wilshire 5000 Index, an unmanaged capitalization-weighted index of over 7,000 U.S. equity securities, consists of all the U.S. stocks regularly traded on the New York and American Stock Exchanges and The Nasdaq Stock Market for which daily pricing is available. The Wilshire 5000 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Wilshire 5000 Index's performance. The Wilshire 5000 Index does not have to maintain liquidity to meet redemption requests or pay expenses.

The Wilshire 5000 Index is comprised of the U.S. stocks in the S&P 500 Index and the stocks in the Wilshire 4500 Index.

PRINCIPAL STRATEGIES
KEY INVESTMENTS. Citi U.S. 5000 Index Fund invests in a sampling of securities that are selected and weighted to result in investment characteristics comparable to, and performance that will correlate with the performance before fees and expenses of, the Wilshire 5000 Index. The statistical sampling techniques are based on capitalization, industry exposures, dividend yield, price/earnings ratio, price/book ratio and earnings growth. Under normal market conditions, the Fund invests at least 90% of its assets in common stocks included in the Wilshire 5000 Index.

SELECTION PROCESS. The U.S. 5000 Index Fund follows an indexed or "passively managed" approach to investing. This means that the Fund's manager determines how the Fund's assets will be invested to match, to the extent feasible, the capitalization range and returns of the Index and determines which securities are to be purchased or sold to match or sample the Index. Also, the Fund's manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's investments periodically to reflect a sampling of the companies included in the Wilshire 5000 Index and their weightings. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

INVESTMENT STRUCTURE. U.S. 5000 Index Fund is structured as a feeder fund. The Fund does not buy individual securities directly. Instead, it invests all of its assets in a corresponding Master Portfolio, the US Equity Index Master Portfolio. The Master Portfolio invests in securities in accordance with investment goals, policies and limitations that are similar to those of the Fund.


The U.S. Equity Index Master Portfolio seeks to achieve its objective by investing substantially all of its assets in two other Master Portfolios -- the Extended Index Master Portfolio (which invests substantially all of its assets in a representative sample of stocks comprising the Wilshire 4500 Index) and the S&P 500 Index Master Portfolio (which invests substantially all of its assets in stocks comprising the S&P 500 Index). The U.S. Equity Index Master Portfolio's assets will be invested in the Extended Index Master Portfolio and the S&P 500 Index Master Portfolio in proportions adjusted periodically to approximate the capitalization range of the Wilshire 5000 Index.


As other investors invest their assets in the Master Portfolio, certain economic efficiencies may be realized with respect to the Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by the Fund (and the other existing interestholders in the Master Portfolio) would be spread across a larger asset base as more funds invest in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies that should be available through investment in the Master Portfolio may not be fully achieved or maintained. In addition, given the relatively complex nature of the master/ feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of net asset value could be affected at the master and/or feeder level.

U.S. 5000 Index Fund may withdraw its investment in its Master Portfolio, without a shareholder vote, if the Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the hiring of a subadviser to manage the Fund's assets.

WHO MAY WANT TO INVEST
The U.S. 5000 Index Fund may be an appropriate investment if you:

  o Are seeking to participate in the long-term growth potential of U.S. stocks

  o Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities

  o Are willing to accept the risks of the stock market

PRINCIPAL RISKS
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

INDEX INVESTING RISK. Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund uses a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in performance.

MARKET RISK. The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

DERIVATIVES. In seeking to match the performance of their Indexes, the Master Portfolios may engage in futures and options transactions and other derivative securities transactions which involve risk. The futures contracts and options on futures contracts the Master Portfolios may purchase are considered derivatives.

Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

MORE ON THE FUND'S INVESTMENTS AND RISKS
MONEY MARKET INSTRUMENTS. The Fund may invest temporarily in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

FUND PERFORMANCE
Because the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this prospectus.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Citi U.S. 5000 Index Shares.


--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------
SHAREHOLDER FEES - fees paid directly from your investment
--------------------------------------------------------------------------------
Redemption fee paid to the Fund, charged only on shares you sell within
180 days of buying them                                                 0.75 %
ANNUAL OPERATING EXPENSES (% of average net assets)
expenses deducted from Fund assets
--------------------------------------------------------------------------------
Management fees                                                         0.23 %
Distribution (12b-1) fees                                                None
Other expenses                                                          0.50 %
Total annual operating expenses*                                        0.73 %
--------------------------------------------------------------------------------
* Based on estimated expenses for the fiscal year ending December 31, 2001. Because the manager has voluntarily agreed to waive a portion of the management fee and reimburse other expenses, actual total operating expenses incurred were 0.48% for the period ended December 31, 2000.
  These fee waivers and reimbursements may be reduced or terminated at any time. The Fund invests in securities through underlying mutual funds, U.S. Equity Index Master Portfolio, Extended Index Master Portfolio, and S&P 500 Index Master Portfolio. This table reflects the expenses of both the Fund and these Portfolios.
  -------------------------------------------------


--------------------------------------------------------------------------------
EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

  o you invest $10,000 in the Fund for the time periods indicated;

  o you reinvest all dividends;

  o you then sell all of your shares at the end of those periods;

  o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

  o the Fund's operating expenses as shown in the table remain the same -- the example reflects the cap on operating expenses.


Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                                                1 YEAR         3 YEARS
--------------------------------------------------------------------------------
CITI U.S. 5000 INDEX SHARES                      $75             $233
--------------------------------------------------------------------------------

MORE ABOUT THE INDEX
The chart below sets forth the annual total returns of the Wilshire 5000 Index for each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the stocks comprising the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the Fund's short-term investments and its operating expenses.

Annual Total Returns --
Wilshire 5000 Index


                         1991                34.20%
                         1992                 8.97%
                         1993                11.28%
                         1994                (0.06)%
                         1995                36.45%
                         1996                21.21%
                         1997                31.29%
                         1998                23.43%
                         1999                25.56%
                         2000               (10.87)%

                              Wilshire 5000 Index

                         1991                $13,421
                         1992                 14,624
                         1993                 16,275
                         1994                 16,265
                         1995                 22,194
                         1996                 26,902
                         1997                 35,319
                         1998                 43,595
                         1999                 53,866
                         2000                 48,010


"Wilshire 5000" is a trademark and "Wilshire" is a service mark of Wilshire Associates Incorporated. The Fund is not sponsored, endorsed, sold or promoted by Wilshire Associates Incorporated or any of its subsidiaries or affiliates, and they make no representation regarding the advisability of investing in the Fund.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the performance of the Citi U.S. 5000 Index Shares since the Fund's inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a Fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report (available upon request).

CITI U.S. 5000 INDEX SHARES
FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD ENDED DECEMBER 31:

CITI SHARES                                                          2000(1)
--------------------------------------------------------------------------------

Net asset value, beginning of period                               $11.95
--------------------------------------------------------------------------------
Income (loss) from operations:
Net investment income(2)(3)                                          0.03
Net realized and unrealized loss                                    (1.38)
--------------------------------------------------------------------------------
  Total loss from operations                                        (1.35)
--------------------------------------------------------------------------------
Less distributions:
Net investment income                                               (0.03)
Net realized gain                                                   (0.01)
--------------------------------------------------------------------------------
  Total distributions                                               (0.04)
--------------------------------------------------------------------------------
Net asset value, end of period                                     $10.56
--------------------------------------------------------------------------------
Total return                                                       (11.33)%(+)
--------------------------------------------------------------------------------
Net assets, end of period (000's)                                      $3
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses(3)(4)(5)                                                    0.48%+
Net investment income                                                0.86+
--------------------------------------------------------------------------------
Portfolio turnover rate(6)                                             17%
--------------------------------------------------------------------------------
(1) For the period from September 15, 2000 (inception date) to December 31,
    2000.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) SSB Citi Fund Management LLC ("SSBC"), the Fund's former investment manager, has agreed to waive all of its administration fees for the year ended December 31, 2000 and the period ended December 31, 1999. In addition, SSBC has agreed to reimburse expenses amounting to $184,346 and $23,824 for the year ended December 31, 2000 and the period ended December 31, 1999, respectively. If such fees were not waived or expenses reimbursed, the decrease to net investment income and actual expense ratio for Citi shares would have been $63.87 and 2,105.16%, respectively, for the period ended December 31, 2000.
(4) As a result of an expense limitation, expense ratios will not exceed 0.48%.
(5) This expense ratio includes expenses allocated from the Master Portfolio.
(6) This rate represents the portfolio turnover rate of the U.S. Equity Index Master Portfolio.
(+) Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

CITI(SM) INTERNATIONAL INDEX SHARES
The Fund's goal is to provide long-term capital growth and diversification by approximating, before fees and expenses, the performance of the MSCI Europe, Australasia, and Far East Index (MSCI EAFE(R) Free Index).

The Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective. For simplicity's sake, all discussions of investment objectives, strategies and risks of the Fund refer also to the objectives, strategies and risks of its corresponding Master Portfolio, unless otherwise indicated.


THE INDEX
The MSCI EAFE(R) Free Index is a broadly diversified index of approximately 900 securities that are listed on the stock exchanges of European countries and Australia, New Zealand, Hong Kong, Japan, and Singapore and that is intended to represent broadly the performance of foreign stock markets. The Index is market-value weighted, so the larger companies included in the Index have a greater impact on the performance of the Index than the smaller companies. For this reason, issuers from certain countries or regions could be disproportionately represented in the Index from time to time. The MSCI EAFE(R) Free Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Index's performance. The MSCI EAFE(R) Free Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.


PRINCIPAL STRATEGIES
KEY INVESTMENTS. Citi International Index Fund invests in a sampling of securities that are selected and weighted to result in investment characteristics comparable to, and performance that will correlate with the performance before fees and expenses of, the MSCI EAFE(R) Free Index. The statistical sampling techniques are based on capitalization, industry exposures, dividend yield, price/earnings ratio, price/book ratio, earnings growth, country weightings and the effect of foreign taxes. Under normal market conditions, the Fund invests at least 90% of its assets in common stocks included in the MSCI EAFE(R) Free Index. The Fund attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before fees and expenses and the Index.

SELECTION PROCESS. The International Index Fund's manager follows an indexed or "passively managed" approach to investing. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodically to reflect a sampling of the companies included in the Index and their weightings. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

INVESTMENT STRUCTURE. International Index Fund is structured as a feeder fund. The Fund does not buy individual securities directly. Instead, it invests all of its assets in a corresponding Master Portfolio, International Index Master Portfolio. The Master Portfolio invests in securities in accordance with investment goals, policies and limitations that are similar to those of the Fund.

As other investors invest their assets in the Master Portfolio, certain economic efficiencies may be realized with respect to the Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by the Fund (and the other existing interestholders in the Master Portfolio) would be spread across a larger asset base as more funds invest in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies that should be available through investment in the Master Portfolio may not be fully achieved or maintained. In addition, given the relatively complex nature of the master/ feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of net asset value could be affected at the master and/or feeder level.

International Index Fund may withdraw its investment in its Master Portfolio, without a shareholder vote, if the Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the hiring of a subadviser to manage the Fund's assets.

WHO MAY WANT TO INVEST
The International Index Fund may be an appropriate investment if you:

  o Are seeking to participate in the long-term growth potential of international markets

  o Currently have exposure to U.S. stock markets and wish to diversify your investment portfolio by adding non-U.S. stocks that may not move in tandem with U.S. stocks

  o Are comfortable with the risks of the stock market and the special risks of investing in foreign securities, including emerging market securities

PRINCIPAL RISKS
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

INDEX INVESTING RISK. Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in performance.

MARKET RISK. The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

DERIVATIVES. In seeking to match the performance of its Index, International Index Master Portfolio may engage in futures and options transactions and other derivative securities transactions which involve risk. The futures contracts and options on futures contracts the Master Portfolio may purchase are considered derivatives.

Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

FOREIGN SECURITIES. The Fund is exposed to the risks of investing in foreign securities, which can be affected by currency, political, legal, regulatory and operational factors. Foreign markets can be less liquid and more volatile than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. In some foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. The value of securities of smaller, less well-known issuers can perform differently than the market as a whole and other types of stocks and can be more volatile than that of larger issuers. Because the value of ADRs, in which the Fund may invest, is dependent upon the market price of an underlying foreign security, ADRs are subject to most of the risks associated with foreign investing. The Fund may lose money if the currency in which a security is priced declines in value relative to the U.S. dollar. Currency fluctuations could erase investment gains or add to investment losses.

MORE ON THE FUND'S INVESTMENTS AND RISKS
MONEY MARKET INSTRUMENTS. The Fund may invest temporarily in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

FUND PERFORMANCE
Because the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this prospectus.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Citi International Index Shares.


--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------
SHAREHOLDER FEES - fees paid directly from your investment
--------------------------------------------------------------------------------
Redemption fee paid to the Fund, charged only on shares you sell within
180 days of buying them                                              1.50 %
ANNUAL OPERATING EXPENSES (% of average net assets)
expenses deducted from Fund assets
--------------------------------------------------------------------------------
Management fees                                                      0.40 %
Distribution (12b-1) fees                                             None
Other expenses                                                       0.50 %
Total annual operating expenses*                                     0.90 %
--------------------------------------------------------------------------------
* Based on estimated expenses for the fiscal year ending December 31, 2001. Because the manager has voluntarily agreed to waive a portion of the management fee and reimburse other expenses, actual total operating expenses incurred were 0.65% for the period ended December 31, 2000.
  These fee waivers and reimbursements may be reduced or terminated at any time. The Fund invests in securities through an underlying mutual fund, International Index Master Portfolio. This table reflects the expenses of both the Fund and International Index Master Portfolio.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:


  o you invest $10,000 in the Fund for the time periods indicated;


  o you reinvest all dividends;

  o you then sell all of your shares at the end of those periods;

  o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

  o the Fund's operating expenses as shown in the table remain the same -- the example reflects the cap on operating expenses.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                      1 YEAR         3 YEARS
--------------------------------------------------------------------------------
CITI INTERNATIONAL INDEX SHARES                        $92             $287
--------------------------------------------------------------------------------

MORE ABOUT THE INDEX
The chart below sets forth the annual total returns of the MSCI EAFE(R) Free Index for each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the stocks comprising the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the Fund's short-term investments and its operating expenses.

Annual Total Returns --
MSCI EAFE(R) Free Index


                         1991                     12.56%
                         1992                    (11.91)%
                         1993                     33.06%
                         1994                      8.04%
                         1995                     11.62%
                         1996                      6.45%
                         1997                      1.83%
                         1998                     20.42%
                         1999                     27.05%
                         2000                    (13.96)%

                            MSCI EAFE(R) Free Index

                         1991                    $11,256
                         1992                      9,915
                         1993                     13,193
                         1994                     14,253
                         1995                     15,909
                         1996                     16,935
                         1997                     17,244
                         1998                     20,766
                         1999                     26,384
                         2000                     22,701

MSCI, Morgan Stanley Capital International, EAFE and MSCI EAFE Free Index are service marks of MSCI and have been licensed for use by Smith Barney Fund Management LLC. The Citi International Index Shares are not sponsored, endorsed, sold or promoted by MSCI. Nor does this company make any representation regarding the advisability of investing in the Citi International Index Shares. For additional information, please see the Appendix.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the performance of the Citi International Index Shares since the Fund's inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a Fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report (available upon request).

CITI INTERNATIONAL INDEX SHARES
FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD ENDED DECEMBER 31:

CITI SHARES                                                          2000(1)
-------------------------------------------------------------------------------

Net asset value, beginning of period                               $10.14
-------------------------------------------------------------------------------
Income (loss) from operations:
Net investment income(2)(3)                                          0.01
Net realized and unrealized loss                                    (0.30)
-------------------------------------------------------------------------------
  Total loss from operations                                        (0.29)
-------------------------------------------------------------------------------
Less distributions:
Net investment income                                               (0.00)*
Net realized gains                                                  (0.00)*
-------------------------------------------------------------------------------
  Total distributions                                               (0.00)*
-------------------------------------------------------------------------------
Net asset value, end of period                                      $9.85
-------------------------------------------------------------------------------
Total return                                                        (2.35)%(+)
-------------------------------------------------------------------------------
Net assets, end of period                                            $148
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses(3)(4)(5)                                                    0.65%+
Net investment income                                                0.35+
-------------------------------------------------------------------------------
Portfolio turnover rate(6)                                             45%
-------------------------------------------------------------------------------
(1) For the period from September 18, 2000 (inception date) to December 31,
    2000.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) SSBC, the Fund's former investment manager, agreed to waive all of its administration fees for the year ended December 31, 2000 and the period ended December 31, 1999. In addition, SSBC has agreed to reimburse expenses amounting to $156,915 and $34,325 for the year ended December 31, 2000 and the period ended December 31, 1999, respectively. If such fees were not waived or expenses reimbursed, the per share decrease to net investment income and actual annualized expense ratios would have been $703.08 and 25,050.27%, respectively.
(4) As a result of an expense limitation, the expense ratio will not exceed
    0.65%.
(5) This expense ratio includes expenses allocated from the Master Portfolio.
(6) This rate represents the portfolio turnover rate of the International Index Master Portfolio.
  * Amount represents less than $0.01 per share.
(+) Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.

YOUR ACCOUNT

HOW TO BUY SHARES
Shares of the Funds are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Funds' distributor or a broker-dealer, financial intermediary, financial institution, or the distributor's financial consultants (each called a Service Agent) that has entered into a sales or service agreement with the distributor concerning the Funds. Please call 1-800-995-0134 for information.

Shares are purchased at net asset value the next time it is calculated after your order is received in proper form by the Fund. Each Fund has the right to reject any purchase order or cease offering Fund shares at any time.

To complete a purchase transaction, you must have sufficient funds in your account. If you transfer funds by check, the funds will not be available in your account until the check clears.

If you hold your shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. If you wish to transfer your account, you may transfer it to another financial institution.

Each Fund has Monthly and Quarterly Systematic Investment Plans which allow you to automatically invest a specific dollar amount in your account on a monthly or quarterly basis. For more information, please contact your Service Agent. Cititrade customers should contact a Cititrade account representative at 1-888-663-CITI [2484] for more information.

CITITRADE(R) INVESTING
Shares may be purchased through the Cititrade Program by customers that have established a Cititrade Account. For more detailed information on how to open a Cititrade Account, please visit the Cititrade website at www.cititrade.com, or call a Cititrade account representative at 1-888-663-CITI [2484].

Once you open your Cititrade Account, you will be subject to the general account requirements of the Cititrade Program, as described in the Cititrade account application, and will have access to all the electronic financial services made available from time to time over the Internet by the Cititrade Program. This prospectus is readily available for viewing and printing on the Cititrade website. Please note that www.cititrade.com is an inactive textual reference only, meaning that none of the information contained on the website (other than this prospectus) is a part of this prospectus or is incorporated herein by reference.

Investors who have established an account with Cititrade may receive shareholder information about the Fund they invest in electronically, unless they otherwise request to receive the information in paper format. Shareholder information includes prospectuses, financial reports, confirmations, proxy solicitations and financial statements. Cititrade shareholders may also receive other Fund-related correspondence through their e-mail account.

You may incur costs imposed by your Internet service provider for on-line access to shareholder documents and maintaining an e-mail account. The Funds reserve the right to deliver paper-based documents to investors in certain circumstances, at no cost to you.

Cititrade is a registered service mark of Citicorp.

INVESTMENT MINIMUMS
Minimum initial and additional investment amounts vary depending on the nature of your investment account.
                                      INITIAL    ADDITIONAL
                                    INVESTMENT  INVESTMENTS

General                               $2,000        $100

IRAs, Self Employed
 Retirement Plans; Uniform
 Gift to Minor Accounts               $  250        $ 50
Qualified Retirement Plans*           $   25        $ 25
Simple IRAs                           $    1        $  1
Monthly Systematic
 Investment Plans                     $   25        $ 25
Quarterly Systematic
 Investment Plans                     $   50        $ 50

*Qualified Retirement Plans are retirement plans qualified under Section
 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans.

Your Service Agent or retirement plan administrator may also impose additional minimum initial or subsequent investment requirements. These additional minimum requirements may be different than those imposed by the Funds. Retirement plans may meet the minimum by combining the plan's investments in any other funds in the CitiFunds family.

The minimum initial or subsequent investment requirements may be changed or terminated at any time.

HOW THE PRICE OF YOUR SHARES IS CALCULATED
You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. Each Fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for Citi Index Shares. Each Fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the Statement of Additional Information.

For foreign securities the values are translated from the local currency into U.S. dollars using current exchange rates. If trading in the currency is restricted, a Fund uses a rate believed to reflect the currency's fair value in U.S. dollars. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, a Fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by each Fund's Board of Trustees. Each Fund that uses fair value to price securities may value those securities higher or lower than another Fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a Fund could change on days when you cannot buy or redeem shares.

HOW TO SELL SHARES
You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through your Service Agent, and by telephone, if your account application permits. Cititrade customers may redeem shares by contacting a Cititrade account representative at 1-888-663-CITI [2484]. All redemption requests must be in proper form, as determined by the transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Funds' transfer agent. For your protection, the Funds may request documentation for large redemptions or other unusual activity in your account.

Each Fund has a Systematic Withdrawal Plan which allows you to automatically withdraw a specific dollar amount from your account without a redemption fee on a regular basis. You must have at least $10,000 in your account to participate in this program. For more information, please contact your Service Agent. Cititrade customers should contact a Cititrade account representative at 1-888-663-CITI [2484] for more information.


The price of any redemption of Fund shares will be the NAV the next time it is calculated after your redemption request has been received in proper form by the Fund. Fund shares are redeemed without a sales charge, but your redemption may be subject to a redemption fee. As indicated in each Fund's fee table, excluding the S&P 500 Index Fund, each Fund charges a redemption fee, payable to the Fund, on the sale or exchange of any shares that have been held for less than 180 days. In attempting to minimize this fee, a Fund will first sell any shares in your account that are not subject to the fee. If you own your shares through a 401(k) plan or an IRA account, you will not be charged a fee when you redeem your shares, unless otherwise provided by the terms of your plan or account. The Funds reserve the right to change the redemption fee criteria.


Your account will be credited with your redemption proceeds in federal funds normally on the third business day after you sell your shares but, in any event, within seven days. Your redemption proceeds may be delayed for up to ten days if your purchase was made by check. Your redemption proceeds may also be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. Each Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Your account balance with a Fund may be subject to a $500 minimum. If so, the Fund reserves the right to close your account if it falls below $500 because of redemptions. You will have 60 days to make an additional investment. If you do not increase your balance, a Fund may close your account and send the proceeds to you. Your shares will be sold at NAV on the day your account was closed.

EXCHANGES
Shares may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds. If the Fund shares you are exchanging were held for less than 180 days, your Fund may charge a redemption fee as set forth in the Fund's fee table. You may place exchange orders through your Service Agent, and by telephone, if your account application permits. Your Service Agent can provide you with more information.

Cititrade customers may exchange Fund shares by contacting a Cititrade account representative at 1-888-663-CITI [2484].

There is no sales charge on Fund shares you get through an exchange. But, if the Fund you exchange into is subject to minimum investment requirements, you must meet those requirements.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

DIVIDENDS
Each Fund's dividend policies are described below. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares of the same class of shares that you hold.

S&P 500 INDEX FUND
U.S. 5000 INDEX FUND
INTERNATIONAL INDEX FUND

Each Fund generally pays dividends, if any, and makes capital gains distributions, if any, once a year, typically in December. Each Fund may pay additional distributions and dividends at other times if necessary for the Fund to avoid a federal tax. Each Fund expects distributions to be primarily from capital gains.

NASDAQ-100 INDEX FUND
The Fund pays substantially all of its net income (if any) from dividends and interest to its shareholders of record as a dividend semi-annually during the months of June and December.

The Fund's net realized short-term and long-term capital gains, if any, will be distributed to Fund shareholders at least annually, in December. The Fund may also make additional distributions to shareholders to the extent necessary to avoid the application of the 4% non-deductible excise tax on certain undistributed income and net capital gains of mutual funds.

TAX MATTERS
This discussion of federal income taxes is very general. You should consult your own tax adviser about your particular situation.

TAXATION OF DISTRIBUTIONS. You will normally have to pay federal income taxes on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions designated by a Fund as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some distributions paid in January may be taxable to you as if they had been paid the previous December. Each year the Funds will make available to you a report of your distributions for the prior year and how they are treated for federal tax purposes.

Funds may pay foreign income taxes in connection with their investments in foreign securities, if any. The International Index Fund, but not any of the other Funds, may qualify and elect to "pass-through" any such taxes to its shareholders. In that event shareholders of the International Index Fund will be treated as having received an additional distribution equal to their pro rata shares of those taxes and may then be eligible to take a credit on their personal return or, if they itemize their deductions, to deduct, that part of those taxes.

Fund distributions will reduce a Fund's net asset value per share. As a result, if you buy shares just before a Fund makes a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.


BACKUP WITHHOLDING. The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) 31% of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations.

FOREIGN SHAREHOLDERS. Each Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.


TAXATION OF TRANSACTIONS. If you sell your shares of a Fund, or exchange them for shares of another Fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.


MANAGEMENT OF THE FUNDS

MANAGERS


S&P 500 INDEX FUND
MANAGER. The S&P 500 Index Fund's manager is The Travelers Investment Management Company (TIMCO). TIMCO's address is One Tower Square, Hartford, Connecticut 06183-2030. TIMCO and Smith Barney Fund Management LLC (SBFM) (formerly known as SSB Citi Fund Management LLC), the Fund's administrator, are subsidiaries of Citigroup Inc. Citigroup Inc. businesses produce a broad range of financial services - asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading - and use diverse channels to make them available to consumer and corporate customers around the world.

MANAGEMENT FEES. For its services, TIMCO received a fee during the S&P 500 Index Fund's last fiscal year equal on an annual basis to 0.15%, of the Fund's average daily net assets.

ADMINISTRATOR. The Fund's administrator is SBFM whose address is 100 First Stamford Place, Stamford, Connecticut 06902.

ADMINISTRATION FEES. For its services, SBFM receives a fee equal on an annual basis to 0.10% of the S&P 500 Index Fund's average daily net assets. The administrator waived all of its fees during the S&P 500 Index Fund's last fiscal year.

NASDAQ-100 INDEX FUND

MANAGER. SBFM supervises the overall management of the Fund. SBFM is responsible for recommending the hiring, termination or replacement of any subadviser and for supervising and monitoring the performance of any subadviser. SSgA Funds Management, Inc. (SSgA), successor to most or all of the registered investment company business of State Street Global Advisors companies, serves as the subadviser to the Fund. SSgA is located at Two International Place, Boston, Massachusetts 02110. As of December 31, 2000, the State Street Global Advisors companies had approximately $724 billion in assets under management. SSgA is a subsidiary of State Street Corporation.

MANAGEMENT FEES. For the year ended December 31, 2000, after waivers, the Fund paid submanagement fees equal on an annual basis to 0.04% of its average daily net assets.

U.S. 5000 INDEX FUND
INTERNATIONAL INDEX FUND

MANAGER. U.S. 5000 Index Fund and International Index Fund are feeder funds in a master/feeder structure. Accordingly, these funds do not buy individual securities directly. Barclays Global Fund Advisors (BGFA) is the manager of each of the Master Portfolios in which the Funds invest. BGFA is a wholly owned direct subsidiary of Barclays Global Investors, N.A. (which is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, CA 94105. BGFA has provided asset management, administration and advisory services for over 25 years.

MANAGEMENT FEES. For the U.S. 5000 Index Fund, BGFA receives a monthly advisory fee from the Master Portfolio at an annual rate equal to 0.01% of the US Equity Index Master Portfolio's average daily net assets, 0.08% of the average daily net assets of the Extended Index Master Portfolio and 0.05% of the average daily net assets of the S&P 500 Index Master Portfolio. For the International Index Fund, BGFA receives a monthly advisory fee from the International Index Master Portfolio at an annual rate equal to 0.15% of the first $1 billion, and 0.10% thereafter, of the International Index Master Portfolio's average daily net assets. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and accordingly have a favorable impact on its performance.

Each Fund bears a pro rata portion of the investment advisory fees paid by the Master Portfolio including certain other fees paid by the Master Portfolio, such as accounting, legal and Securities and Exchange Commission registration fees.

ADMINISTRATOR. The Funds' administrator is SBFM.

ADMINISTRATION FEES. For its services, SBFM receives a fee equal on an annual basis to 0.15% of each of the U.S. 5000 Index and International Index Funds' average daily net assets.


DISTRIBUTION ARRANGEMENTS


Each Fund offers two classes of shares, Citi Index Shares and Smith Barney Index Shares. The Citi Index Shares and Smith Barney Index Shares have different expense levels. Only Citi Index Shares are offered in this prospectus. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of Citi Index Shares.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. SBFM or an affiliate may make similar payments under similar arrangements.

APPENDIX


NASDAQ-100 INDEX SHARES
The Fund is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Smith Barney Fund Management LLC is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to SBFM or the Fund. Nasdaq has no obligation to take the needs of SBFM, or the owners of the Fund into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY SBFM, OWNERS OF THE NASDAQ-100 INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

S&P 500 INDEX SHARES
The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to SBFM is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to SBFM or the Fund. S&P has no obligation to take the needs of SBFM or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund's shares or the timing of the issuance or sale of the Fund's shares or in the determination or calculation of the equation by which Fund shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


INTERNATIONAL INDEX SHARES
International Index Fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in funds generally or in the Fund particularly or the ability of the MSCI EAFE(R) Free Index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks, and trade names of MSCI and the MSCI EAFE(R) Free Index which is determined, composed and calculated by MSCI without regard to the issuer of the Fund or the Fund. MSCI has no obligation to take the needs of the issuer of the Fund or the owners of the Fund into consideration in determining, composing or calculating the MSCI EAFE(R) Free Index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of the Fund in connection with the administration, marketing or trading of the Fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEX FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY SBFM, SBFM'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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

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

The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.


Additional information about a Fund's investments is included in the Fund's Annual and Semi-Annual Reports to Shareholders. In a Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance.


The Annual and Semi-Annual Reports for a Fund list its portfolio holdings and describe its performance.


To obtain free copies of the Funds' SAI and the Funds' Annual and Semi-Annual Reports, or to make other inquiries, please call 1-800-995-0134 toll-free. Cititrade customers should contact a Cititrade account representative at 1-888-663-CITI [2484]. The S&P 500 Index Fund, the U.S. 5000 Index Fund, and the International Index Fund send only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.


The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: (202) 942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

Citi is a service mark of Citicorp.

SEC File Numbers


Citi Nasdaq-100 Index Shares (a class of Citi Nasdaq-100 Index Fund)  811-4006


Citi S&P 500 Index Shares (a class of Smith Barney S&P 500 Index Fund)
Citi U.S. 5000 Index Shares (a class of Smith Barney U.S. 5000 Index Fund) Citi International Index Shares (a class of Smith Barney International Index
Fund)                                                                811-06444


CITI1127 4/01




PROSPECTUS FOR: Citi Small Cap Index Shares, Citi U.S. 1000 Index Shares,
Citi Global Titans Index Shares and Citi U.S. Bond Index Shares, each of the share classes is a class of one of these corresponding funds: Citi Small Cap Index Fund, Citi U.S. 1000 Index Fund, Citi Global Titan Index Fund, and Citi U.S. Bond Index Fund (each of which is a separate series of CitiFunds Trust 1), respectively.

Citi(SM) Small Cap Index Shares


Citi(SM) U.S. 1000 Index Shares


Citi(SM) Global Titans Index Shares


Citi(SM) U.S. Bond Index Shares


[Graphic Omitted]

Prospectus
May 1, 2001



Each of the share classes offered by this prospectus is a class of one of these corresponding funds: Citi Small Cap Index Fund, Citi U.S. 1000 Index Fund, Citi Global Titans Index Fund, and Citi U.S. Bond Index Fund.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

                                                                  [CitiFunds(R)
                                                                  -------------
                                                                   INDEX SERIES


   INVESTMENT PRODUCTS: NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

[Graphic Omitted]

TABLE OF CONTENTS


THE FUNDS .........................................................        3

        Indexing ..................................................        3

        Citi Small Cap Index Shares ...............................        4

        Citi U.S. 1000 Index Shares ...............................       10

        Citi Global Titans Index Shares ...........................       16

        Citi U.S. Bond Index Shares ...............................       22

YOUR ACCOUNT ......................................................       28

        How To Buy Shares .........................................       28

        Cititrade Investing .......................................       28

        Investment Minimums .......................................       29

        How The Price Of Your Shares Is Calculated ................       29

        How To Sell Shares ........................................       29

        Exchanges .................................................       30

        Dividends .................................................       31

        Tax Matters ...............................................       31

MANAGEMENT OF THE FUNDS ...........................................       32

        Manager ...................................................       32

        Distribution Arrangements .................................       32

APPENDIX ..........................................................       33

            THE FUNDS

            INDEXING

            The Funds in this Prospectus share the same basic investment strategy. They are designed to track the performance of a stock or bond market index.


            This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of choosing investments based on judgment, a portfolio manager looks to an index to determine which securities the Fund should own. Instead of trying to outperform the market or segment it tracks, each Fund tries to provide investment results that match, as closely as possible, the performance of its Index. If the securities contained in a Fund's Index are losing value or are downgraded by investment analysts, the Fund will continue to purchase and hold those securities, even if the Fund loses money as a result.


            The Funds may use replication or sampling techniques to track the performance of their Indexes. Replication involves a Fund holding each security in its Index in the same proportion as the security appears in the Index. Sampling techniques involve investing in a smaller number of securities included in the Index that are selected to resemble the Index in terms of industry weightings, market capitalization, price/earnings ratio, dividend yield or other characteristics. A Fund may also purchase and sell securities in anticipation of additions or deletions to its Index.

            Each of the Funds attempts to achieve, in rising and falling markets, a correlation of at least 95% between the total return of its net assets before fees and expenses and its respective Index. Of course, like most index funds, there is no guarantee that a Fund will be able to achieve or maintain this level of correlation. And, like other mutual funds, a Fund will have operating expenses that affect the Fund's ability to track its Index.

            The Funds may use derivatives to track the performance of their Indexes. Derivatives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indexes or rates. The Funds might use derivatives to simulate full investment in the Fund's Index while maintaining sufficient liquidity to satisfy redemptions and operating expenses, to facilitate trading in the securities of companies that comprise the Index, to reduce transaction costs or to seek higher investment returns when a contract is priced more attractively than the securities comprising the Fund's Index.

            Because the composition of an Index tends to be comparatively stable, index funds historically have experienced lower portfolio turnover than actively managed funds.

CITI(SM) SMALL CAP INDEX SHARES
The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Russell 2000(R) Index.


THE INDEX
The Russell 2000 Index is comprised of the 2,000 smallest companies out of the 3,000 largest U.S. public companies based on total market capitalization. As of May 30, 2000, the average market capitalization of companies in the Russell 2000 Index was approximately $580 million, and the largest company in the Index had a market capitalization of approximately $1.5 billion. The Russell 2000 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Russell 2000 Index's performance. The Russell 2000 Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.


PRINCIPAL STRATEGIES
KEY INVESTMENTS. Citi Small Cap Index Fund may use replication or sampling techniques to track the performance of the Russell 2000 Index. The Fund also may use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

SELECTION PROCESS. The Small Cap Index Fund is a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodically to match or sample the Index or its performance. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

WHO MAY WANT TO INVEST
The Small Cap Index Fund may be an appropriate investment if you:

  o Are seeking to participate in the long-term growth potential of U.S. small capitalization stocks

  o Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities

  o Are willing to accept the risks of the stock market, including the greater volatility that may result from investing in small capitalization stocks

PRINCIPAL RISKS
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

INDEX INVESTING RISK. Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in performance.

MARKET RISK. The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

DERIVATIVES. Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

NON-DIVERSIFICATION. The Fund is "non-diversified", which means it may invest a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers. As a result, the Fund may be more sensitive to a single economic, political or regulatory occurrence than a diversified fund.

SMALLER COMPANIES. The Fund's investments may include smaller capitalization companies whose stocks tend to have more price volatility than larger companies.

MORE ON THE FUND'S INVESTMENTS AND RISKS
MONEY MARKET INSTRUMENTS. The Fund may invest temporarily in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

SECURITIES LENDING. If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent securities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.

INVESTMENT STRUCTURE. The Small Cap Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.

FUND PERFORMANCE
Because the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this prospectus.

FEES AND EXPENSES
    This table describes the fees and expenses that you may pay if you buy and hold Citi Small Cap Index Shares.


-------------------------------------------------------------------------------
    FEE TABLE
-------------------------------------------------------------------------------
    SHAREHOLDER FEES - fees paid directly from your investment
-------------------------------------------------------------------------------
    Redemption fee paid to the Fund, charged only on shares you
    sell within 180 days of buying them                                0.75%
    ANNUAL OPERATING EXPENSES (% of average net assets)
    expenses deducted from Fund assets
-------------------------------------------------------------------------------
    Management fees                                                    0.30%
    Distribution (12b-1) fees                                          None
    Other expenses(1)                                                  2.67%
-------------------------------------------------------------------------------
    Total annual operating expenses(1)                                 2.97%
-------------------------------------------------------------------------------
    (1) Based on estimated expenses for the fiscal year ending December 31, 2001. Because the manager has voluntarily agreed to waive a portion of the management fee and reimburse other expenses, actual total operating expenses incurred were 0.55% for the period ended December 31, 2000.
        These fee waivers and reimbursements may be reduced or terminated at any time.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
      EXPENSES ON A $10,000 INVESTMENT
-------------------------------------------------------------------------------
    This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;

      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                      1 YEAR         3 YEARS
-------------------------------------------------------------------------------
    CITI SMALL CAP INDEX SHARES                        $300            $918

-------------------------------------------------------------------------------

MORE ABOUT THE INDEX
The chart below sets forth the annual total returns of the Russell 2000 Index over each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the stocks comprising the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the Fund's short-term investments and its operating expenses.

Annual Total Returns -- Russell 2000 Index
[Graphic Omitted]


                  1991                             46.04%
                  1992                             18.41%
                  1993                             18.88%
                  1994                             (1.82)%
                  1995                             28.45%
                  1996                             16.49%
                  1997                             22.36%
                  1998                             (2.55)%
                  1999                             21.26%
                  2000                             (3.02)%


                               Russell 2000 Index


                  "91"                             $14,604
                  "92"                             $17,293
                  "93"                             $20,558
                  "94"                             $20,184
                  "95"                             $25,926
                  "96"                             $30,201
                  "97"                             $36,954
                  "98"                             $35,012
                  "99"                             $43,668
                  "00"                             $42,349


                               Growth of $10,000


The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company. The Fund is not sponsored, endorsed, sold or promoted by the sponsor of the Index, and the sponsor of the Index is not in any way affiliated with the Fund. The sponsor of the Index makes no representation or warranty, implied or express, regarding the advisability of investing in the Fund. For additional information, please see the Appendix.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the performance of the Citi Small Cap Index Shares since the Fund's inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a Fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report (available upon request).


CITI SMALL CAP INDEX FUND

                                                           CITI SHARES
                                                       ------------------------
                                                          FOR THE PERIOD
                                                         SEPTEMBER 5, 2000
                                                           (COMMENCEMENT
                                                         OF OPERATIONS) TO
                                                         DECEMBER 31, 2000
                                                       ------------------------


Net asset value, beginning of period                             $10.00
-------------------------------------------------------------------------------
Income (loss) from operations:
Net investment income                                             0.040
Net realized and unrealized loss                                 (0.898)
-------------------------------------------------------------------------------
  Total loss from operations                                     (0.858)
-------------------------------------------------------------------------------
Less distributions from:
Net investment income                                            (0.022)
Net realized gain                                                  --
-------------------------------------------------------------------------------
  Total distributions                                            (0.022)
-------------------------------------------------------------------------------
Net asset value, end of period                                    $9.12
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                       $13,332
Ratio of expenses to average net assets                            0.55%*
Ratio of net investment income to average net assets               1.35%*
Portfolio turnover                                                    9%
Total return                                                      (8.57)%**


Note: If Agents of the Fund had not voluntarily agreed to waive all of their fees for the period, and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

Net investment loss per share                                    $(0.32)
RATIOS:
Expenses to average net assets                                     2.97%*
Net investment loss to average net assets                         (1.07)%*
-------------------------------------------------------------------------------
 * Annualized.
** Not Annualized.

CITI(SM) U.S. 1000 INDEX SHARES
The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Russell 1000(R) Index.


THE INDEX
The Russell 1000 Index measures the performance of the 1,000 largest U.S. public companies based on total market capitalization. As of May 31, 2000, the average market capitalization of companies in the Russell 1000 Index was approximately $14.1 billion, and the smallest company in the Russell 1000 Index had a market capitalization of approximately $1.6 billion. The Russell 1000 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Russell 1000 Index's performance. The Russell 1000 Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.


PRINCIPAL STRATEGIES
KEY INVESTMENTS. Citi U.S. 1000 Index Fund may use replication or sampling techniques to track the performance of the Russell 1000 Index. The Fund may use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

SELECTION PROCESS. The U.S. 1000 Index Fund is a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodically to match or sample the Index or its performance. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

WHO MAY WANT TO INVEST
The U.S. 1000 Index Fund may be an appropriate investment if you:

  o Are seeking to participate in the long-term growth potential of U.S. large capitalization stocks

  o Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities

  o Are willing to accept the risks of the stock market

PRINCIPAL RISKS
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

INDEX INVESTING RISK. Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in performance.

MARKET RISK. The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

DERIVATIVES. Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

NON-DIVERSIFICATION. The Fund is "non-diversified", which means it may invest a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers. As a result, the Fund may be more sensitive to a single economic, political or regulatory occurrence than a diversified fund.

MORE ON THE FUND'S INVESTMENTS AND RISKS
MONEY MARKET INSTRUMENTS. The Fund may invest temporarily in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

SECURITIES LENDING. If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent securities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.

INVESTMENT STRUCTURE. The U.S. 1000 Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.

FUND PERFORMANCE
Because the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this prospectus.

-------------------------------------------------------------------------------
FEES AND EXPENSES
-------------------------------------------------------------------------------
     This table describes the fees and expenses that you may pay if you buy and hold Citi U.S. 1000 Index Shares.
-------------------------------------------------------------------------------
    FEE TABLE
-------------------------------------------------------------------------------
    SHAREHOLDER FEES - fees paid directly from your investment
-------------------------------------------------------------------------------
    Redemption fee paid to the Fund, charged only on shares you
    sell within 180 days of buying them                                0.75%
    ANNUAL OPERATING EXPENSES (% of average net assets)
    expenses deducted from Fund assets
-------------------------------------------------------------------------------
    Management fees                                                    0.25%
    Distribution (12b-1) fees                                          None
    Other expenses(1)                                                  2.41%
-------------------------------------------------------------------------------
    Total annual operating expenses(1)                                 2.66%
-------------------------------------------------------------------------------
    (1) Based on estimated expenses for the fiscal year ending December 31, 2001. Because the manager has voluntarily agreed to waive a portion of the management fee and reimburse other expenses, actual total operating expenses incurred were 0.50% for the period ended December 31, 2000.
        These fee waivers and reimbursements may be reduced or terminated at any time.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
      EXPENSES ON A $10,000 INVESTMENT
-------------------------------------------------------------------------------

    This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;

      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                        1 YEAR         3 YEARS
-------------------------------------------------------------------------------
    CITI U.S. 1000 INDEX SHARES                          $269            $826

-------------------------------------------------------------------------------

MORE ABOUT THE INDEX
The chart below sets forth the annual total returns of the Russell 1000 Index for each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the stocks comprising the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the Fund's short-term investments and its operating expenses.


Annual Total Returns -- Russell 1000 Index

                  1991                             33.04%
                  1992                              8.93%
                  1993                             10.18%
                  1994                              0.39%
                  1995                             37.77%
                  1996                             22.45%
                  1997                             32.85%
                  1998                             27.02%
                  1999                             20.91%
                  2000                              7.79%


                               Russell 2000 Index


                  "91"                             $13,304
                  "92"                             $14,492
                  "93"                             $15,967
                  "94"                             $16,029
                  "95"                             $22,083
                  "96"                             $27,041
                  "97"                             $35,924
                  "98"                             $45,631
                  "99"                             $55,172
                  "00"                             $50,874


                               Growth of $10,000

The Russell 1000(R) Index is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company. The Fund is not sponsored, endorsed, sold or promoted by the sponsor of the Index, and the sponsor of the Index is not in any way affiliated with the Fund. The sponsor of the Index makes no representation or warranty, implied or express, regarding the advisability of investing in the Fund. For additional information, please see the Appendix.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the performance of the Citi U.S. 1000 Index Shares since the Fund's inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a Fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report (available upon request).


CITI U.S. 1000 INDEX FUND

                                                               CITI SHARES
                                                          ---------------------
                                                              FOR THE PERIOD
                                                             SEPTEMBER 5, 2000
                                                               (COMMENCEMENT
                                                             OF OPERATIONS) TO
                                                             DECEMBER 31, 2000
                                                          ---------------------


Net asset value, beginning of period                                 $10.00
-------------------------------------------------------------------------------
Income (loss) from operations:
Net investment income                                                 0.026
Net realized and unrealized loss on investments                      (1.268)
-------------------------------------------------------------------------------
  Total loss from operations                                         (1.242)
-------------------------------------------------------------------------------
Less dividends from:
Net investment income                                                (0.025)
Net realized gain                                                    (0.003)
-------------------------------------------------------------------------------
  Total from distributions                                           (0.028)
-------------------------------------------------------------------------------
Net asset value, end of period                                       $ 8.73
-------------------------------------------------------------------------------


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                           $12,789
Ratio of expenses to average net assets                                0.50%*
Ratio of net investment income to average net assets                   0.85%*
Portfolio turnover                                                        7%
Total return                                                         (12.41)%**

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period indicated and the expenses were not reduced for fees paid indirectly, the net investment income per share and the ratios would have been as follows:

Net investment loss per share                                       $(0.039)
RATIOS:
Expenses to average net assets                                         2.66%*
Net investment loss to average net assets                             (1.31)%*
-------------------------------------------------------------------------------
 * Annualized.
** Not Annualized.

CITI(SM) GLOBAL TITANS INDEX SHARES
The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Dow Jones Global Titans Index(R) (Global Titans Index)..


THE INDEX
The Global Titans Index consists of securities of 50 companies, and includes some of the world's most well-known and well-established blue-chip companies. The Global Titans Index includes only the largest of large-cap companies in the world and currently consists of stocks of companies with capitalizations of at least $25 billion. The Global Titans Index began to be calculated in July 1999 and consists of securities of companies that are selected based on a global or multi-national standard and, therefore, (1) may be headquartered anywhere in the world; (2) are market and industry leaders on a global level, rather than merely at a local level; and (3) have international exposure either from selling products outside their home markets or providing services to overseas clients. The companies whose securities comprise the Global Titans Index are selected from the 100 largest companies in the world, as measured by assets, book value, sales/revenue, net profit and foreign sales rankings.


PRINCIPAL STRATEGIES
KEY INVESTMENTS. Citi Global Titans Index Fund may use replication or sampling techniques to track the performance of the Global Titans Index. The Fund also may use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the Global Titans Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

SELECTION PROCESS. The Global Titans Index Fund is a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodically to match or sample the Index or its performance. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

WHO MAY WANT TO INVEST
The Global Titans Index Fund may be an appropriate investment if you:

  o Are seeking to participate in the long-term growth potential of U.S. and foreign large capitalization stocks

  o Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities

  o Are willing to accept the risks of the stock markets worldwide, including the special risks of investing in foreign securities

PRINCIPAL RISKS

As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

INDEX INVESTING RISK. Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in performance.

MARKET RISK. The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

DERIVATIVES. Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

NON-DIVERSIFICATION. The Fund is "non-diversified", which means it may invest a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers. As a result, the Fund may be more sensitive to a single economic, political or regulatory occurrence than a diversified fund.


FOREIGN SECURITIES. The Fund may purchase common stocks and American Depository Receipts (ADRs) of the foreign companies included in its Index. ADRs are U.S. dollar denominated securities which represent an interest in an underlying foreign security. The Fund is exposed to the risks of investing in foreign securities, which can be affected by currency, political, legal, regulatory and operational factors. Foreign markets can be less liquid and more volatile than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. In some foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Because the value of ADRs, in which the Fund may invest, is dependent upon the market price of an underlying foreign security, ADRs are subject to most of the risks associated with foreign investing. The Fund may lose money if the currency in which a security is priced declines in value relative to the U.S. dollar. Currency fluctuations could erase investment gains or add to investment losses.


MORE ON THE FUND'S INVESTMENTS AND RISKS
MONEY MARKET INSTRUMENTS. The Fund may invest temporarily in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

SECURITIES LENDING. If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent securities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.

INVESTMENT STRUCTURE. The Global Titans Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.

FUND PERFORMANCE
Because the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this prospectus.

FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Citi Global Titans Index Shares.


-------------------------------------------------------------------------------
     FEE TABLE
-------------------------------------------------------------------------------
     SHAREHOLDER FEES - fees paid directly from your investment
-------------------------------------------------------------------------------
    Redemption fee paid to the Fund, charged only on shares you
    sell within 180 days of buying them                                0.75%
    ANNUAL OPERATING EXPENSES (% of average net assets)
    expenses deducted from Fund assets
-------------------------------------------------------------------------------
    Management fees                                                    0.35%
    Distribution (12b-1) fees                                          None
    Other expenses(1)                                                  6.97%
-------------------------------------------------------------------------------
    Total annual operating expenses(1)                                 7.32%
-------------------------------------------------------------------------------
    (1) Based on estimated expenses for the fiscal year ending December 31, 2001. Because the manager has voluntarily agreed to waive a portion of the management fee and reimburse other expenses, actual total operating expenses incurred were 0.60% for the period ended December 31, 2000.
    These fee waivers and reimbursements may be reduced or terminated at any time.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
      EXPENSES ON A $10,000 INVESTMENT
-------------------------------------------------------------------------------

    This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;

      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                        1 YEAR         3 YEARS
-------------------------------------------------------------------------------
    CITI GLOBAL TITANS INDEX SHARES                      $724           $2,121

-------------------------------------------------------------------------------

MORE ABOUT THE INDEX
Dow Jones, the sponsor of the Global Titans Index, calculates the value of the Index at three different times during the day, based on the close of various markets world-wide. For the purposes of tracking the performance of its benchmark Index, the Fund will use the value of the Index calculated at the close of the U.S. markets.

Performance for the Dow Jones Global Titans Index is not presented because this Index has been in existence only since July, 1999.


"Dow Jones" and "Dow Jones Global Titans Index(SM)" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Smith Barney Fund Management LLC. The Fund is based on the Dow Jones Global Titans Index(SM), is not sponsored, endorsed sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in the Fund. For additional information, please see the Appendix.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the performance of the Citi Global Titans Index Shares since the Fund's inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a Fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report (available upon request).


CITI GLOBAL TITANS INDEX FUND

                                                                CITI SHARES
                                                           --------------------
                                                              FOR THE PERIOD
                                                             SEPTEMBER 5, 2000
                                                               (COMMENCEMENT
                                                             OF OPERATIONS) TO
                                                             DECEMBER 31, 2000
                                                           --------------------


Net asset value, beginning of period                                 $10.00
-------------------------------------------------------------------------------
Income (loss) from operations:
Net investment income                                                 0.010
Net realized and unrealized loss on investments                      (1.450)
-------------------------------------------------------------------------------
  Total loss from operations                                         (1.440)
-------------------------------------------------------------------------------
Less dividends from:
Net investment income                                                  --
Net realized gains on investments                                      --
-------------------------------------------------------------------------------
  Total distributions                                                  --
-------------------------------------------------------------------------------
Net asset value, end of period                                        $8.56
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                            $4,240
Ratio of expenses to average net assets                                1.29%+
Ratio of net investment income to average net assets                   0.22%*
Portfolio turnover                                                        8%
Total return                                                         (14.40)%**

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly, and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

Net investment loss per share                                       $(0.172)
RATIOS:
Expenses to average net assets                                         7.32%*
Net investment loss to average net assets                             (5.81)%*
-------------------------------------------------------------------------------
 * Annualized.
** Not Annualized.

CITI(SM) U.S. BOND INDEX SHARES
The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Lehman Brothers Aggregate Bond Index(R) (Lehman Bond Index).


THE INDEX
The Lehman Bond Index measures the total universe of public investment-grade fixed income securities in the U.S., including government, corporate, mortgage-backed, asset-backed, and international U.S. dollar-denominated bonds, all with maturities of over 1 year. As of December 31, 2000, the Lehman Bond Index included more than 6,100 bonds. The Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Index's performance. The Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.


PRINCIPAL STRATEGIES
KEY INVESTMENTS. Citi U.S. Bond Index Fund may use replication or sampling techniques to track the performance of the Lehman Bond Index. The Fund also may use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

SELECTION PROCESS. The U.S. Bond Index Fund is a "pure" index Fund. This means that the manager does not evaluate individual bonds to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodically to reflect the bonds included in the Index and their weightings. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

WHO MAY WANT TO INVEST
The U.S. Bond Index Fund may be an appropriate investment if you:

  o Are seeking to participate in the bond market

  o Are willing to accept the risks of the bond market

PRINCIPAL RISKS
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

INDEX INVESTING RISK. Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of securities that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated lower returns than longer term debt securities. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in performance.

INTEREST RATE RISK. In general, the prices of debt securities rise when interest rates fall, and fall when interest rates rise. Longer-term obligations are usually more sensitive to interest rate changes. A change in interest rates could cause the Fund's share price to go down.

CREDIT RISK. Some issuers may not make payments on debt securities held by the Fund. Or, an issuer's financial condition may deteriorate, leading to greater volatility in the price of the security and making the security more difficult for the Fund to sell.

INCOME RISK. If interest rates decline, the amount of income paid to you by the Fund as dividends may also decline.

PREPAYMENT AND EXTENSION RISK. The issuers of debt securities held by the Fund may be able to call a bond or prepay principal due on the securities, particularly during periods of declining interest rates. The Fund may not be able to reinvest that principal at attractive rates, and the Fund may lose any premium paid. On the other hand, rising interest rates may cause prepayments to occur at slower than expected rates. This makes securities more sensitive to interest rate changes.

MARKET RISK. The Fund may not perform as well as other investments, if, among other things, the Index declines or performs poorly relative to other related indexes or individual securities, or the securities issued by companies which comprise the Index fall out of favor with investors.

DERIVATIVES. Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's bond market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when bond prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

NON-DIVERSIFICATION. The Fund is "non-diversified", which means it may invest a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers. As a result, the Fund may be more sensitive to a single economic, political or regulatory occurrence than a diversified fund.

MORE ON THE FUND'S INVESTMENTS AND RISKS
MONEY MARKET INSTRUMENTS. The Fund may invest temporarily in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

FOREIGN INVESTMENTS. The Fund may purchase international U.S. dollar-denominated bonds included in its Index and is therefore exposed to the risks of investing in foreign securities, including currency, political, legal, regulatory and operational risks. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S.

SECURITIES LENDING. If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent securities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.

INVESTMENT STRUCTURE. The U.S. Bond Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.

FUND PERFORMANCE
Because the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this prospectus.

FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Citi U.S. Bond Index Shares.


-------------------------------------------------------------------------------
     FEE TABLE
-------------------------------------------------------------------------------
     SHAREHOLDER FEES - fees paid directly from your investment        None
-------------------------------------------------------------------------------
    ANNUAL OPERATING EXPENSES (% of average net assets)
    expenses deducted from Fund assets
-------------------------------------------------------------------------------
    Management fees                                                    0.15%
    Distribution (12b-1) fees                                          None
    Other expenses(1)                                                  1.57%
-------------------------------------------------------------------------------
    Total annual operating expenses(1)                                 1.72%
-------------------------------------------------------------------------------
    (1) Based on estimated expenses for the fiscal year ending December 31, 2001. Because the manager has voluntarily agreed to waive a portion of the management fee and reimburse other expenses, actual total operating expenses incurred were 0.40% for the period ended December 31, 2000.
        These fee waivers and reimbursements may be reduced or terminated at any time.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
      EXPENSES ON A $10,000 INVESTMENT
-------------------------------------------------------------------------------

    This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;

      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                       1 YEAR         3 YEARS
-------------------------------------------------------------------------------
    CITI U.S. BOND INDEX SHARES                         $175            $542

-------------------------------------------------------------------------------

MORE ABOUT THE INDEX
The chart below sets forth the annual total returns of the Lehman Brothers Aggregate Bond Index for each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the bonds comprising the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the Fund's short-term investments and its operating expenses.


Annual Total Returns --
Lehman Brothers Aggregate Bond Index

                  1991                             16.00%
                  1992                              7.40%
                  1993                              9.75%
                  1994                             (2.92)%
                  1995                             18.47%
                  1996                              3.63%
                  1997                              9.65%
                  1998                              8.69%
                  1999                             (0.82)%
                  2000                             11.63%


                               Lehman Bond Index


                  "91"                             $11,600
                  "92"                             $12,458
                  "93"                             $13,673
                  "94"                             $13,274
                  "95"                             $15,726
                  "96"                             $16,297
                  "97"                             $17,870
                  "98"                             $19,423
                  "99"                             $19,264
                  "00"                             $21,504


                                Growth of $10,000


"Lehman Brothers Aggregate Bond Index(R)" is a trademark of Lehman Brothers. The Fund is not sponsored, endorsed, sold or promoted by the Index, and the Index is not in any way affiliated with the Fund. The sponsor of the Index makes no representation or warranty, implied or express, regarding the advisability of investing in the Fund.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the performance of the Citi U.S. Bond Index Shares since the Fund's inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a Fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report (available upon request).

CITI U.S. BOND INDEX FUND

                                                              CITI SHARES
                                                         ----------------------
                                                            FOR THE PERIOD
                                                           SEPTEMBER 5, 2000
                                                             (COMMENCEMENT
                                                           OF OPERATIONS) TO
                                                           DECEMBER 31, 2000
                                                         ----------------------

Net asset value, beginning of period                               $10.00
-------------------------------------------------------------------------------
Income (loss) from operations:
Net investment income                                               0.195
Net realized and unrealized gain on investments                     0.269
-------------------------------------------------------------------------------
  Total income from operations                                      0.464
-------------------------------------------------------------------------------
Less dividends from:
Net investment income                                              (0.195)
Net realized gains on investments                                  (0.009)
-------------------------------------------------------------------------------
  Total distributions                                              (0.204)
-------------------------------------------------------------------------------
Net asset value, end of period                                     $10.26
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                         $20,904
Ratio of expenses to average net assets                              0.40%*
Ratio of net investment income to average net assets                 6.05%*
Portfolio turnover                                                    141%
Total return                                                         4.68%**

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly, and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

Net investment income per share                                    $0.153
RATIOS:
Expenses to average net assets                                       1.72%*
Net investment income to average net assets                          4.73%*
-------------------------------------------------------------------------------
 * Annualized.
** Not Annualized.

YOUR ACCOUNT

HOW TO BUY SHARES
Shares of the Funds are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Funds' distributor or a broker-dealer, financial intermediary, financial institution, or the distributor's financial consultants (each called a Service Agent) that has entered into a sales or service agreement with the distributor concerning the Funds. Please call 1-800-995-0134 for information.

Shares are purchased at net asset value the next time it is calculated after your order is received in proper form by the Fund. Each Fund has the right to reject any purchase order or cease offering Fund shares at any time.

To complete a purchase transaction, you must have sufficient funds in your account. If you transfer funds by check, the funds will not be available in your account until the check clears.

If you hold your shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. If you wish to transfer your account, you may transfer it to another financial institution.

Each Fund has Monthly and Quarterly Systematic Investment Plans which allow you to automatically invest a specific dollar amount in your account on a monthly or quarterly basis. For more information, please contact your Service Agent. Cititrade customers should contact a Cititrade account representative at 1-888-663-CITI [2484] for more information.

CITITRADE(R) INVESTING
Shares may be purchased through the Cititrade Program by customers that have established a Cititrade Account. For more detailed information on how to open a Cititrade Account, please visit the Cititrade website at www.cititrade.com, or call a Cititrade account representative at 1-888-663-CITI [2484].

Once you open your Cititrade Account, you will be subject to the general account requirements of the Cititrade Program, as described in the Cititrade account application, and will have access to all the electronic financial services made available from time to time over the Internet by the Cititrade Program. This prospectus is readily available for viewing and printing on the Cititrade website. Please note that www.cititrade.com is an inactive textual reference only, meaning that none of the information contained on the website (other than this prospectus) is a part of this prospectus or is incorporated herein by reference.

Investors who have established an account with Cititrade may receive shareholder information about the Fund they invest in electronically, unless they otherwise request to receive the information in paper format. Shareholder information includes prospectuses, financial reports, confirmations, proxy solicitations and financial statements. Cititrade shareholders may also receive other Fund-related correspondence through their e-mail account.

You may incur costs imposed by your Internet service provider for on-line access to shareholder documents and maintaining an e-mail account. The Funds reserve the right to deliver paper-based documents to investors in certain circumstances, at no cost to you.

Cititrade is a registered service mark of Citicorp.

INVESTMENT MINIMUMS
Minimum initial and additional investment amounts vary depending on the nature of your investment account.
                                            INITIAL          ADDITIONAL
                                          INVESTMENT        INVESTMENTS

General                                     $2,000              $100
IRAs, Self Employed
  Retirement Plans; Uniform
  Gift to Minor Accounts                    $  250              $ 50
Qualified Retirement Plans*                 $   25              $ 25
Simple IRAs                                 $    1              $  1
Monthly Systematic
  Investment Plans                          $   25              $ 25
Quarterly Systematic
  Investment Plans                          $   50              $ 50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans.

Your Service Agent or retirement plan administrator may also impose additional minimum initial or subsequent investment requirements. These additional minimum requirements may be different than those imposed by the Funds. Retirement plans may meet the minimum by combining the plan's investments in any other funds in the CitiFunds family.

The minimum initial or subsequent investment requirements may be changed or terminated at any time.

HOW THE PRICE OF YOUR SHARES IS CALCULATED
You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. Each Fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for Citi Index Shares. Each Fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the Statement of Additional Information.

For foreign securities the values are translated from the local currency into U.S. dollars using current exchange rates. If trading in the currency is restricted, a Fund uses a rate believed to reflect the currency's fair value in U.S. dollars. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, a Fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by each Fund's Board of Trustees. Each Fund that uses fair value to price securities may value those securities higher or lower than another Fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a Fund could change on days when you cannot buy or redeem shares.

HOW TO SELL SHARES
You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through your Service Agent, and by telephone, if your account application permits. Cititrade customers may redeem shares by contacting a Cititrade account representative at 1-888-663-CITI [2484]. All redemption requests must be in proper form, as determined by the transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Funds' transfer agent. For your protection, the Funds may request documentation for large redemptions or other unusual activity in your account.

Each Fund has a Systematic Withdrawal Plan which allows you to automatically withdraw a specific dollar amount from your account without a redemption fee on a regular basis. You must have at least $10,000 in your account to participate in this program. For more information, please contact your Service Agent. Cititrade customers should contact a Cititrade account representative at 1-888-663-CITI [2484] for more information.


The price of any redemption of Fund shares will be the NAV the next time it is calculated after your redemption request has been received in proper form by the Fund. Fund shares are redeemed without a sales charge, but your redemption may be subject to a redemption fee. As indicated in each Fund's fee table, excluding the U.S. Bond Index Fund, each Fund charges a redemption fee, payable to the Fund, on the sale or exchange of any shares that have been held for less than 180 days. In attempting to minimize this fee, a Fund will first sell any shares in your account that are not subject to the fee. If you own your shares through a 401(k) plan or an IRA account, you will not be charged a fee when you redeem your shares, unless otherwise provided by the terms of your plan or account. The Funds reserve the right to change the redemption fee criteria.


Your account will be credited with your redemption proceeds in federal funds normally on the third business day after you sell your shares but, in any event, within seven days. Your redemption proceeds may be delayed for up to ten days if your purchase was made by check. Your redemption proceeds may also be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. Each Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Your account balance with a Fund may be subject to a $500 minimum. If so, the Fund reserves the right to close your account if it falls below $500 because of redemptions. You will have 60 days to make an additional investment. If you do not increase your balance, a Fund may close your account and send the proceeds to you. Your shares will be sold at NAV on the day your account was closed.

EXCHANGES
Shares may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds. If the Fund shares you are exchanging were held for less than 180 days, your Fund may charge a redemption fee as set forth in the Fund's fee table. You may place exchange orders through your Service Agent, and by telephone, if your account application permits. Your Service Agent can provide you with more information.

Cititrade customers may exchange Fund shares by contacting a Cititrade account representative at 1-888-663-CITI [2484].

There is no sales charge on Fund shares you get through an exchange. But, if the Fund you exchange into is subject to minimum investment requirements, you must meet those requirements.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

DIVIDENDS
Each Fund's dividend policies are described below. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares of the same class of shares that you hold.


SMALL CAP INDEX FUND
U.S. 1000 INDEX FUND
GLOBAL TITANS INDEX FUND
Each Fund pays substantially all of its net income (if any) from dividends and interest to its shareholders of record as a dividend semi-annually during the months of June and December.


Each Fund's net realized short-term and long-term capital gains, if any, will be distributed to Fund shareholders at least annually, in December. Each Fund may also make additional distributions to shareholders to the extent necessary to avoid the application of the 4% non-deductible excise tax on certain undistributed income and net capital gains of mutual funds.


U.S. BOND INDEX FUND
The U.S. Bond Index Fund pays substantially all of its net income (if any) from dividends and interest to its shareholders of record as a dividend monthly.


The U.S. Bond Index Fund's net realized short-term and long-term capital gains, if any, will be distributed to Fund shareholders at least annually, in December. The Fund may also make additional distributions to shareholders to the extent necessary to avoid the application of the 4% non-deductible excise tax on certain undistributed income and net capital gains of mutual funds.


TAX MATTERS
This discussion of federal income taxes is very general. You should consult your own tax adviser about your particular situation.


TAXATION OF DISTRIBUTIONS. You will normally have to pay federal income taxes on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions designated by a Fund as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some distributions paid in January may be taxable to you as if they had been paid the previous December. Each year the Funds will make available to you a report of your distributions for the prior year and how they are treated for federal tax purposes.


Funds may pay foreign income taxes in connection with their investments in foreign securities, if any.

Fund distributions will reduce a Fund's net asset value per share. As a result, if you buy shares just before a Fund makes a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.


BACKUP WITHHOLDING. The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) 31% of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations.

FOREIGN SHAREHOLDERS. Each Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.


TAXATION OF TRANSACTIONS. If you sell your shares of a Fund, or exchange them for shares of another Fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

MANAGEMENT OF THE FUNDS

MANAGER
Smith Barney Fund Management LLC (SBFM) (formerly known as SSB Citi Fund Management LLC) supervises the overall management of each Fund. SBFM's address is 100 First Stamford Place, Stamford, Connecticut 06902. SBFM is responsible for recommending the hiring, termination or replacement of any subadviser and for supervising and monitoring the performance of any subadviser. SSgA Funds Management, Inc. (SSgA), successor to most or all of the registered investment company business of State Street Global Advisors companies, serves as the subadviser to the Funds. SSgA is located at Two International Place, Boston, Massachusetts 02110. As of December 31, 2000, the State Street Global Advisors companies had approximately $724 billion in assets under management. SSgA is a subsidiary of State Street Corporation.

MANAGEMENT FEES. For the year ended December 31, 2000, after waivers, the Funds paid submanagement fees equal on an annual basis to the following percentages of their respective average daily net assets: Small Cap Index Fund 0.05%, U.S. 1000 Index Fund 0.05%, Global Titans Index Fund 0.04% and U.S. Bond Index Fund 0.05%.

DISTRIBUTION ARRANGEMENTS

Each Fund offers two classes of shares, Citi Index Shares and Smith Barney Index Shares. The Citi Index Shares and Smith Barney Index Shares have different expense levels. Only Citi Index Shares are offered in this prospectus. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of Citi Index Shares.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. SBFM or an affiliate may make similar payments under similar arrangements.

APPENDIX


GLOBAL TITANS INDEX SHARES
"Dow Jones" and "Dow Jones Global Titans Index(SM)" are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to SBFM, other than the licensing of the Dow Jones Global Titans Index and its service marks for use with the Global Titans Index Fund.


DOW JONES DOES NOT:

  [ ] Sponsor, endorse, sell or promote the Fund.

  [ ] Recommend that any person invest in the Fund or any other securities.

  [ ] Have any responsibility for or make any decisions about the timing, amount or pricing of the Fund.

  [ ] Have any responsibility for the administration, management or marketing of the Fund.

  [ ] Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Global Titans Index or have any obligation to do so.

-------------------------------------------------------------------------------
Dow Jones will not have any liability in connection with the Fund. Specifically,

  o Dow Jones does not make any warranty, express of implied, and Dow Jones disclaims any warranty about:

  o The results to be obtained by the Fund, the owners of the Fund or any other person in connection with the use of the Global Titans Index and the data included in the Global Titans Index;

  o  The accuracy or completeness of the Global Titans Index and its data;

  o The merchantability and the fitness for a particular purpose or use of the Global Titans Index and its data;

  o Dow Jones will have no liability for any errors, omissions or interruptions in the Global Titans Index or its data;

  o Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.


The licensing agreement between SBFM and Dow Jones is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.


-------------------------------------------------------------------------------

SMALL CAP INDEX SHARES


U.S. 1000 INDEX SHARES
Neither the U.S. 1000 Index Fund nor the Small Cap Index Fund is promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has reviewed neither such Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its indexes. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the indexes.

Frank Russell Company's publication of the indexes in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the indexes are based.


FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEXES OR ANY DATA INCLUDED IN THE INDEXES. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEXES. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

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

The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about a Fund's investments is included in the Fund's Annual and Semi-Annual Reports to Shareholders. In a Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance.

The Annual and Semi-Annual Reports for a Fund list its portfolio holdings and describe its performance.


To obtain free copies of the Funds' SAI and the Funds' Annual and Semi-Annual Reports, or to make other inquiries, please call 1-800-995-0134 toll-free. Cititrade customers should contact a Cititrade account representative at 1-888-663-CITI [2484].

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: (202) 942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


Citi is a service mark of Citicorp.

SEC File Number


Citi Small Cap Index Shares (a class of Citi Small Cap Index Fund)
Citi U.S. 1000 Index Shares (a class of Citi U.S. 1000 Index Fund)
Citi Global Titans Index Shares (a class of Citi Global Titans Index Fund)
Citi U.S. Bond Index Shares (a class of Citi U.S. Bond Index Fund)
                                                                       811-4006

CITI1127  4/01






PART B - STATEMENT OF ADDITIONAL INFORMATION FOR: Smith Barney
S&P 500 Index Shares

April 30, 2001

STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY INVESTMENT TRUST

Smith Barney S&P 500 Index Fund

7 World Trade Center
New York, New York 10048
(800) 451-2010


Smith Barney S&P 500 Index Fund (the "fund") is a separate investment series of Smith Barney Investment
Trust (the "trust"), an open-end management investment company. The fund offers two classes of shares -
Smith Barney S&P 500 Index Shares and Citi S&P 500
Index Shares.  This Statement of Additional
Information ("SAI") is meant to be read in conjunction with the prospectus dated April 30, 2001, as amended from time to time, by which the Smith Barney S&P 500
Index Shares of the fund are offered, or the prospectus dated May 1, 2001, as amended from time to time, by which the Citi S&P 500 Index Shares of the fund are offered, and is incorporated by reference in its entirety into the prospectuses. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders which are incorporated herein by reference. Please call 1-800-451-2010 toll free to obtain a prospectus for the Smith Barney Index Shares.
Please call 1-800-995-0134 toll free to obtain a prospectus for the Citi Index Shares.


TABLE OF CONTENTS

Investment Objective and Management Policies  2
Investment  Restrictions............................. 8
Trustees of the Trust and Executive Officers of the
Fund...................................... 9
Investment Management and Other Services  13
Portfolio Transactions...............................16
Portfolio Turnover.......................................18
Purchase of Shares.............................................19
Redemption of Shares   21
Exchange Privilege  23
Valuation of Shares   24
Performance Data    24
Dividends, Distributions and Taxes   27
Additional Information   32
Financial Statements ...................................................33
Other Information  .................................................35

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The prospectus discusses the fund's investment objective and policies. On September 5, 2000, the Class A Shares and Class D Shares of the Fund were renamed Smith Barney S&P 500 Index Shares ("Smith
Barney Shares") and Citi S&P 500 Index Shares ("Citi
Index Shares"), respectively. This section contains supplemental information concerning the types of securities and other instruments in which the fund may invest, the investment policies and portfolio strategies the fund may utilize and certain risks associated with these investments, policies and strategies. Travelers Investment Management Company
("TIMCO" or the "manager") serves as investment manager to the fund. Smith Barney Fund Management LLC
("SBFM" or the "administrator") (prior to April 4,
2001, known as SSB Citi Fund Management LLC), serves as the fund's administrator.

The fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its total assets in common stocks included in the S&P 500 Index in approximately the same weightings as the S&P 500
Index. The fund intends to invest in substantially all of the stocks that comprise the S&P 500 Index. The fund operates as a "pure" index fund and will not be actively managed; as such, adverse performance of a security will ordinarily not result in the elimination of the security from the fund's portfolio. The fund will be reviewed daily and adjusted, when necessary, to maintain security weightings as close to those of the S&P 500 Index as possible, given the amount of assets in the fund at that time.

Repurchase Agreements. The fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities
("repurchase agreements"). The fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.
The financial institutions with which the fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. government securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the fund's manager. The manager will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price
(including accrued interest). In addition, the manager will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The manager will mark-to-market daily the value of the securities. Repurchase agreements are considered to be loans by the fund under the Investment Company Act of 1940, as amended ("1940
Act").
Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. The fund will not lend portfolio securities to affiliates of the manager unless they have applied for and received specific authority to do so from the Securities and Exchange Commission
("SEC"). Loans of portfolio securities will be collateralized by cash, letters of credit or U.S.
government securities, which are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the fund. From time to time, the fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the fund and that is acting as a "finder."
By lending its securities, the fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Although the generation of income is not the primary investment goal of the fund, income received could be used to pay the fund's expenses and would increase an investor's total return. The fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the fund must receive at least 102% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the fund must be able to terminate the loan at any time; (iv) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the fund's ability to recover the loaned securities or dispose of the collateral for the loan.
Foreign Securities. The fund may purchase common stocks of foreign corporations represented in the S&P
500 Index (such securities are publicly traded on securities exchanges or over-the-counter in the United
States). The fund's investment in common stock of foreign corporations represented in the S&P 500 Index may also be in the form of American Depository
Receipts (ADRs). ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities and are designated for use in the U.S. Securities markets.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies.
These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S.
investments in foreign countries, and potential restrictions on the flow of international capital.
Investments in foreign securities may be affected by changes in governmental administration or economic policy (in the United Stated and abroad) or changed circumstances in dealings between nations. Foreign companies may be subject to less governmental regulation than U.S. companies. Securities of foreign companies may be more volatile than securities of U.S.
companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Money Market Instruments. The fund may invest up to 20% of its assets in corporate and government bonds and notes and money market instruments. Money market instruments include: obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. government securities");
certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. Certificates of deposit ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.
Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Futures and Options. The fund may enter into futures contracts, options, and options on futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the fund's total assets. Also, the fund will not purchase options to the extent that more than 5% of the value of the fund's total assets would be invested in premiums on open put option positions. These futures contracts and options will be used for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index. The fund will only enter into futures contracts and options on futures contracts that are traded on a domestic exchange and board of trade. The fund will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security at a specified price referred to as the "exercise price," within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised.
Institutions, such as the fund, that sell (or "write") call options against securities held in their investment portfolios retain the premium. The fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held, and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. The fund may enter into futures contracts to purchase securities when the manager anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made.
Assets committed to futures contracts will be segregated at the fund's custodian to the extent required by law.

There are several risks accompanying the utilization of futures contracts and options on futures contracts.
First, positions in futures contracts and options on futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the fund plans to utilize future contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

In view of these considerations, the fund will comply with the following restrictions when purchasing and selling futures contracts. First, the fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed
5% of the market value of the fund's total assets, after taking into account the unrealized profits and losses on those contracts into which it has entered.
Second, the fund will not enter into these contracts for speculative purposes. Third, the fund will limit transactions in futures and options on futures to the extent necessary to prevent the fund from being deemed a "commodity pool" under regulations of the Commodity
Futures Trading Commission.

No consideration will be paid or received by the fund upon entering into a futures contract. Initially, the fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract.

Although the fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.
Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
In such event, and in the event of adverse price movements, the fund would be required to make daily cash payments of variation margin, and an increase in the value of the portion of the fund being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

If the fund hedges against the possibility of a change in market conditions adversely affecting the value of securities held in its portfolio and market conditions move in a direction opposite to that which has been anticipated, the fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund had insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the change in interest rates, market conditions or currency values, as the case may be.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of put, the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the fund.

The fund may purchase and write put and call options on futures contracts that are traded on a U.S.
exchange or board of trade as a hedge against changes in the value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Several risks are associated with options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options will be based upon predictions by the manager as to anticipated trends, which predictions could prove to be incorrect. Even if the expectations of the manager are correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities being hedged.

Stock Index Options. As described generally above, the fund may purchase put and call options and write call options on the S&P 500 Index in order to realize its investment objective of capital appreciation or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index.

Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.
The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the fund correlate with price movements of the S&P 500 Index. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the fund will realize a gain or loss from the purchase or writing of options on the index depends upon movements in the level of stock prices in the stock market generally, rather than movements in the price of a particular stock. Accordingly, successful use by the fund of options on the S&P 500 Index will be subject to the manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

INVESTMENT RESTRICTIONS

The fund has adopted the following investment restrictions for the protection of shareholders.
Restrictions 1 through 7 below cannot be changed without approval by the holders of a majority of the outstanding shares of the fund, defined as the lesser of (a) 67% or more of the fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the fund's outstanding shares.
The remaining restrictions may be changed by the fund's board of trustees at any time. In accordance with these restrictions, the fund will not:

	1.	Invest in a manner that would cause it to
fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

	2.	Issue "senior securities" as defined in
the 1940 Act, and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

	3.	Invest more than 25% of its total assets
in securities, the issuers of which conduct their principal business activities in the same industry.
For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

	4.	Borrow money, except that (a)  the fund
may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.

	5.	Make loans.  This restriction does not
apply to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objective and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

	6.	Engage in the business of underwriting
securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

	7.	Purchase or sell real estate, real estate
mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from: (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies); or (d) investing in real estate investment trust securities.

	8.	Purchase any securities on margin (except
for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except
"against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

	9.	Invest in oil, gas or other mineral
exploration or development programs.

	10.	Purchase or otherwise acquire any security
if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

	11.	Invest for the purpose of exercising
control of management.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

TRUSTEES OF THE TRUST AND EXECUTIVE OFFICERS OF THE
FUND

The names of the trustees of the trust and executive officers of the fund, together with information as to their principal business occupations, are set forth below. The executive officers of the fund are employees of organizations that provide services to the fund. Each trustee who is an "interested person" of the trust, as defined in the 1940 Act, is indicated by an asterisk. The address of the "non-interested" trustees and the executive officers of the fund is 7
World Trade Center, New York, New York 10048, unless otherwise indicated.

Herbert Barg, Trustee (Age 77).  Private Investor.
His address is 273 Montgomery Avenue, Bala Cynwyd,
Pennsylvania 19004. Director/Trustee of sixteen investment companies associated with Citigroup Inc.
("Citigroup")

*Alfred J. Bianchetti Trustee (Age 78).  Retired;
formerly Senior Consultant to Dean Witter Reynolds
Inc.  His address is 19 Circle End Drive, Ramsey, New
Jersey 07466. Director/Trustee of eleven investment companies associated with Citigroup.

Martin Brody Trustee (Age 79).  Consultant, HMK
Associates; Retired Vice Chairman of the Board of
Restaurant Associates Corp.  His address is c/o HMK
Associates, 30 Columbia Turnpike, Florham Park, New
Jersey 07932. Director/Trustee of twenty investment companies associated with Citigroup.

Dwight B. Crane Trustee (Age 63).  Professor, Harvard
Business School.  His address is c/o Harvard Business
School, Soldiers Field Road, Boston, Massachusetts
02163. Director/Trustee of twenty-three investment companies associated with Citigroup.

Burt N. Dorsett Trustee (Age 70).  Managing Partner of
Dorsett McCabe Management. Inc., an investment counseling firm; Director of Research Corporation
Technologies, Inc., a nonprofit patent clearing and licensing firm. His address is 201 East 62nd Street,
New York, New York 10021. Director/Trustee of eleven investment companies associated with Citigroup.

Elliot S. Jaffe Trustee (Age 74).  Chairman of the
Board and President of The Dress Barn, Inc. His address is 30 Dunnigan Drive, Suffern, New York 10901.
Director/Trustee of eleven investment companies associated with Citigroup.

Stephen E. Kaufman Trustee (Age 69). Attorney. His address is 277 Park Avenue, New York, New York 10172.
Director/Trustee of thirteen investment companies associated with Citigroup.

Joseph J. McCann Trustee (Age 70).  Financial
Consultant; Retired Financial Executive, Ryan Homes,
Inc.  His address is 200 Oak Park Place, Pittsburgh,
Pennsylvania 15243. Director/Trustee of eleven investment companies associated with Citigroup.

*Heath B. McLendon Trustee (Age 67). Chairman of the
Board, President and Chief Executive Officer; Managing
Director of Salomon Smith Barney; President of SBFM and Travelers Investment Adviser, Inc. ("TIA");
Chairman or Co-Chairman of the Board of seventy seven investment companies associated with Salomon Smith
Barney. His address is 7 World Trade Center, New York,
New York 10048.

Cornelius C. Rose, Jr. Trustee (Age 67).  President,
Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Director of Performance
Learning Systems, an educational consultant. His address is Meadowbrook Village, Building 4, Apt 6,
West Lebanon, New Hampshire 03784. Director/Trustee of eleven investment companies associated with Citigroup.

Lewis E. Daidone (Age 43). Managing Director of
Salomon Smith Barney; Chief Financial Officer of the
Smith Barney mutual funds; Treasurer and Senior Vice
President or Executive Vice President of eighty-three investment companies associated with Citigroup;
Director and Senior Vice President of SBFM and TIA.
His address is 125 Broad Street, New York, New York
10004.

Sandip Bhagat, (Age 39). Vice President and Investment
Officer; President of TIMCO; prior to 1995, Senior
Portfolio Manager of TIMCO;  Managing Director of
Salomon Smith Barney. His address is 100 First
Stamford Place, Stamford, Connecticut, 06902.

John Lau (Age 34).  Vice President and Investment
Officer; Portfolio Manager of TIMCO; prior to 1995,
Lead Engineer of knowledge-based engineering projects at United Technologies, Pratt and Whitney Aircraft
Engine Division.  His address is 100 First Stamford
Place, Stamford, Connecticut  06902.

Paul Brook (Age 47). Controller; Director of Salomon
Smith Barney; from 1997-1998 Managing Director of AMT
Capital Services Inc.; prior to 1997 Partner with
Ernst & Young LLP. Controller or Assistant Treasurer of sixty investment companies associated with Citigroup. His address is 125 Broad Street, New York,
New York 10004.

Christina T. Sydor (Age 50) Secretary; Managing
Director of Salomon Smith Barney; Secretary of sixty investment companies associated with Citigroup;
General Counsel and Secretary of SBFM and TIA. Her address is 7 World Trade Center, New York, New York
10048.

As of April 12, 2001, the trustees and officers owned, in the aggregate, less than 1% of the outstanding shares of the fund. No officer, director or employee of Salomon Smith Barney or any of its affiliates receives any compensation from the trust for serving as an officer of the fund or trustee of the trust.
The trust pays each trustee who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $14,000 per annum plus $1,000 per in-person meeting and $100 per telephonic meeting.
Each trustee emeritus who is not an officer, director or employee of Salomon Smith Barney or its affiliates receives a fee of $6,000 per annum plus $500 per in-person meeting and $50 per telephonic meeting. All trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings. The total expense reimbursement for the last fiscal year was $7,347.
















For the fiscal year ended December 31, 2000, the Trustees of the trust were paid the following compensation:





Name of Person



Aggregate
Compensat
ion
from
Trust

Total
Pension or
Retirement
Benefits
Accrued
As part of
Trust
Expenses


Compensation
From Trust
And Fund
Complex
Paid to
Trustees



Number of
Funds for Which  DirecD
Trustee Serves Within
Fund Complex


Herbert Barg**
Alfred
Bianchetti* **
Martin Brody**
Dwight B.
Crane**
Burt N.
Dorsett**
Elliot S.
Jaffe**
Stephen E.
Kaufman**
Joseph J.
McCann**
Heath B.
McLendon*
Cornelius C.
Rose, Jr.**

$ 17,300
   17,209
   14,300
   17,309
   17,309
   17,100
   17,309
   17,309
-----
   17,309


$ 0
0
0
0
0
0
0
0
0
0

$116,075
    58,900
  132,950
  155,175
   59,500
   58,700
  114,400
   59,500
-----------
   59,500

16
11
20
23
11
11
13
11
87
11


_________________
* 	Designated an "interested" trustee.
**	Designates member of Audit Committee.

Upon attainment of age 80, fund trustees are required to change to emeritus status. Trustees emeritus are entitled to serve in emeritus status for a maximum of 10 years. A trustee emeritus may attend meetings but has no voting rights.

The following table contains a list of shareholders of record or who beneficially owned at least 5% of the outstanding shares of a particular class of shares of the fund as of April 12, 2001.


SMITH BARNEY SHARES
PERCENTAGE OF SHARES

Travelers Insurance
Company
Separate Account QPN
401(k)-TIC
Travelers Insurance
Company
Atn: Roger Ferland 5 MS
One Tower Square
Hartford, CT 06183
Owned 5,547,926.663
shares (18%)

Smith Barney Multi
Choice Trust
Smith Barney Corporate
Trust Co.
Two Tower Center
P.O. Box 1063
East Brunswick, NJ
08816
Owned 2,643,022.923
shares (8%)










Salomon Smith Barney
Inc.
0016013267
333 West 34th Street -
3rd Floor
New York, NY  10001
Owned 1,631,915.338
shares (5%)


CITI SHARES
PERCENTAGE OF SHARES

Smith Barney
401(k)Advisor Group
Smith Barney Corporate
Trust
Two Tower Square
P.O. Box 1063
East Brunswick, NJ 08816
Owned 2,972,678.637
shares (99%)







INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Manager - TIMCO

TIMCO serves as investment adviser to the fund pursuant to an investment advisory agreement (the
"Investment Advisory Agreement") with the trust which was approved by the board of trustees, including a majority of trustees who are not "interested persons" of the trust or the manager. The manager is a wholly owned subsidiary of Citigroup Inc. Subject to the supervision and direction of the board of trustees, the manager manages the fund's portfolio in accordance with the fund's stated investment objective and policies, makes investment decisions for the fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the fund.
The manager pays the salary of any officer and employee who is employed by both it and the trust. The manager bears all expenses in connection with the performance of its services. TIMCO has been in the investment counseling business since 1967 and renders investment advice to a wide variety of individual, institutional and investment company clients that had aggregate assets under management as of March 31, 2001, in excess of $4.8 billion.

As compensation for investment advisory services, the fund pays the manager a fee computed daily and payable monthly at the annual rate of 0.15% of the value of the fund's average daily net assets. The management fee paid by the fund for the year ended November 30, 1999 was $233,127. The management fee paid by the fund for the period from December 1, 1999 to December
31, 1999 (which reflects a change in the fiscal year end of the fund) was $34,480. The management fee paid by the fund for the year ended December 31, 2000 was $522,160.

Administrator - SBFM

SBFM serves as administrator to the fund pursuant to a written agreement (the "Administration Agreement").
SBFM is a wholly owned subsidiary of Salomon Smith
Barney Holdings Inc. ("Holdings"), which in turn, is a wholly owned subsidiary of Citigroup Inc. The administrator will pay the salary of any officer and employee who is employed by both it and the fund and bears all expenses in connection with the performance of its services.

As administrator SBFM: (a) assists in supervising all aspects of the Fund's operations except those performed by the fund's investment manager under its investment advisory agreement; (b) supplies the fund with office facilities (which may be in SBFM's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of (i) the net asset value of shares of the fund, (ii) applicable contingent deferred sales charges ("deferred sales charge") and similar fees and charges and (iii) distribution fees, internal auditing and legal services, internal executive and administrative services, and stationary and office supplies; and (c) prepares reports to shareholders of the fund, tax returns and reports to and filings with the SEC and state blue sky authorities.

As compensation for administrative services rendered to the fund, the administrator will receive a fee computed daily and paid monthly at the annual rate of 0.10% of the value of the fund's average daily net assets. The administration fee was waived by the administrator in the fiscal period ended November 30, 1998. The administration fee for the year ended
November 30, 1999  was $155,418, of which $122,303 was
waived. The administration fee for the period from December 1, 1999 to December 31, 1999 (which reflects a change in the fiscal year end of the fund) was waived by the administrator, and in addition, the fund was reimbursed $15,109 for other expenses. The administration fee for the year ended December 31, 2000 was $353,587, of which $13,267 was waived.

The fund bears expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of trustees who are not officers, trustees, shareholders or employees of the manager or the administrator or their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence; investor services (including allocated telephone and personnel expenses); costs of preparation and printing of prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or board of trustees of the fund.

Auditors

KPMG LLP, independent auditors, 757 Third Avenue, New
York, New York 10017, has been selected to serve as the fund's independent auditor to examine and report on the fund's financial statements and financial highlights for the fiscal year ending December 31, 2001.

Counsel

Willkie Farr & Gallagher, 787 Seventh Avenue, New
York, New York 10019, serves as counsel to the fund.

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New
York, New York 10038, serves as counsel to the trustees who are not "interested persons" of the fund.

Custodian, Transfer Agent and Sub-Transfer Agent

PFPC Trust Company ("PFPC" or "custodian"), located at
8800 Tinicum Boulevard, Philadelphia, Pennsylvania,
19153, serves as the custodian of the fund. Under its custody agreement with the fund, PFPC holds the fund's securities and keeps all necessary accounts and records. For its services, PFPC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transactions charges. The assets of the fund are held under bank custodianship in compliance with the 1940
Act.

Citi Fiduciary Trust Company, located at 125 Broad
Street, New York, New York 10004, serves as the fund's transfer and dividend-paying agent (the "transfer agent"). Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund, distributes dividends and distributions payable by the fund and produces statements with respect to account activity for the fund and its shareholders. For these services, the transfer agent receives fees from the fund computed on the basis of the number of shareholder accounts that the transfer agent maintains for the fund during the month and is reimbursed for out-of-pocket expenses.

Boston Financial Data Services ("BFDS" or "sub-transfer agent") located at P.O. Box 9083, Boston, Massachusetts 02205-9083, serves as the trust's sub-transfer agent. Under the sub-transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust and distributes dividends and distributions payable by the trust. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the trust during the month, and is reimbursed for out-of-pocket expenses.

Code of Ethics. Pursuant to Rule 17j-1 of the 1940
Act, the fund, it's investment adviser and principal underwriter have adopted a code of ethics that permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the code and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility. A copy of the fund's Code of Ethics is on file with the SEC.

Distributor

Salomon Smith Barney, Inc., located at 388 Greenwich
Street, New York, New York 10013 serves as distributor of the fund's shares pursuant to a distribution agreement with the trust (the "Distribution
Agreement").

When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The funds' board of trustees has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Administration and Distribution Agreements for continuance.

Shareholding Servicing Arrangements

To compensate Salomon Smith Barney for the services it provides to fund shareholders with respect to Smith
Barney Shares, the fund has adopted a services plan
(the "plan") pursuant to Rule 12b-1 under the 1940
Act. Under the Plan, the fund pays a service fee with respect to Smith Barney Shares that is accrued daily and paid monthly, calculated at the annual rate of 0.20% of the value of the fund's average daily net assets attributable to Smith Barney Shares. Citi shares are not subject to a service fee.

For the fiscal period ended November 30, 1998, the distributor reimbursed plan fees totaling $47,919.
For the period from December 1, 1999 to December 31,
1999 (which reflects a change in the fiscal year end of the fund) and for the year ended November 30, 1999 the fund paid service fees to Salomon Smith
Barney totaling $40,031 and $292,236, respectively.
For the fiscal year ended December 31, 2000 the fund paid $648,899 in service fees to Salomon Smith
Barney.

Under its terms, the plan continues from year to year, provided such continuance is approved annually by vote of the board of trustees, including a majority of the trustees who are not interested persons of the trust and who have no direct or indirect financial interest in the operation of the Plan (the "independent trustees"). The Plan may not be amended to increase the amount of the service fees without shareholder approval, and all amendments of the Plan also must be approved by the trustees including all of the independent trustees in the manner described above.
The Plan may be terminated at any time, without penalty, by vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities representing the Smith Barney Shares of the fund (as defined in the 1940 Act). Pursuant to the Plan, Salomon Smith Barney will provide the board of trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

PORTFOLIO TRANSACTIONS

The manager arranges for the purchase and sale of the fund's securities and selects brokers and dealers
(including Salomon Smith Barney) which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. The manager may select brokers and dealers that provide it with research services and may cause the fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services.
In selecting a broker, including Salomon Smith Barney, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the manager to supplement its own research and analysis.

Decisions to buy and sell securities for the fund are made by the manager, subject to the overall supervision and review of the trust's board of trustees. Portfolio securities transactions for the fund are effected by or under the supervision of the manager.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price of those securities includes an undisclosed commission or mark-up. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

In executing portfolio transactions and selecting brokers or dealers, it is the fund's policy to seek the best overall terms available. The manager, in seeking the most favorable price and execution, considers all factors it deems relevant, including, for example, the price, the size of the transaction, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.
The manager receives research, statistical and quotation services from several broker-dealers with which it places the fund's portfolio transactions. It is possible that certain of the services received primarily will benefit one or more other accounts for which the manager exercises investment discretion.
Conversely, the fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. The manager's fee under the Investment Advisory Agreement is not reduced by reason of its receiving such brokerage and research services. The trust's board of trustees, in its discretion, may authorize the manager to cause the fund to pay a broker that provides brokerage and research services to the manager a commission in excess of that which another qualified broker would have charged for effecting the same transaction. Salomon Smith Barney will not participate in commissions from brokerage given by the fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom.

In accordance with Section 17(e) of the 1940 Act and Rule 17e-1 thereunder, the trust's board of trustees has determined that any portfolio transaction for the fund may be executed through Salomon Smith Barney or an affiliate of Salomon Smith Barney if, in the manager's judgment, the use of Salomon Smith Barney or an affiliate is likely to result in price and execution at least as favorable as those of other qualified brokers and if, in the transaction, Salomon
Smith Barney or the affiliate charges the fund a commission rate consistent with those charged by Salomon Smith Barney or an affiliate to comparable unaffiliated customers in similar transactions. In addition, under SEC rules Salomon Smith Barney may directly execute such transactions for the fund on the floor of any national securities exchange, provided:
(a) the board of trustees has expressly authorized
Salomon Smith Barney to effect such transactions; and
(b) Salomon Smith Barney annually advises the fund of the aggregate compensation it earned on such transactions.

Even though investment decisions for the fund are made independently from those of the other accounts managed by the manager, investments of the kind made by the fund also may be made by those other accounts. When the fund and one or more accounts managed by the manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the manager to be equitable. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained for or disposed of by the fund.

The fund will not purchase securities during the existence of any underwriting or selling group relating to the securities, of which the manager is a member, except to the extent permitted by the SEC.
Under certain circumstances, the fund may be at a disadvantage because of this limitation in comparison with other funds that have similar investment objectives but that are not subject to a similar limitation.

The fund has paid the following in brokerage commissions for portfolio transactions:

			Fiscal		Fiscal
	Fiscal		Fiscal
 			Year		Period		Year
	Period
Ended		Ended 		Ended
	Ended
12/31/00		12/31/99 1
	11/30/99 		11/30/982

Total Brokerage
Commissions		$83,962		$7,233
	$86,196		$24,665

Total Brokerage
Commissions paid to
Salomon Smith Barney	$  0		$   0		$   0
	$    0

% of Total Brokerage
Commissions paid to
Salomon Smith Barney	    0 %	     	      0%
	     0%		      0%

% of Total Transactions
involving Commissions
paid to Salomon Smith
Barney			    0 %		     0%
	     0%		      0%
_____________________________

1	For the period from December 1, 1999 to December
31, 1999, which reflects a change in the fiscal year
end
of the fund.
2	For the period from January 5, 1998
(commencement of operations) to November 30, 1998.

PORTFOLIO TURNOVER

Although the fund generally seeks to invest for the long term, the fund retains the right to sell securities irrespective of how long they have been held. Ordinarily, securities will be sold from the fund only to reflect certain administrative changes in the S&P 500 Index (including mergers or changes in the composition of the Index) or to accommodate cash flows into and out of the fund while maintaining the similarity of the fund to the index. Generally, an index fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index.
Because of this, the turnover rate for the fund will be relatively low. The fund's portfolio turnover rate for the fiscal period ended November 30, 1998 was 4%.
The fund's portfolio turnover rate for the fiscal period from December 1, 1999 to December 31, 1999
(which reflects a change in the fiscal year end of the fund), and the year ended November 30, 1999 was 0% and 6%, respectively. The fund's portfolio turnover rate for the fiscal year ended December 31, 2000 was 4%.

PURCHASE OF SHARES

Detailed information about the purchase, redemption and exchange of fund shares appears in the prospectus.

General

The fund offers two classes of shares, Smith Barney
Shares and Citi Shares. Shares of each class are offered at net asset value without an initial sales charge.

Smith Barney Shares may be purchased from Salomon
Smith Barney, or a broker-dealer, financial intermediary or financial institution (each called a "Service Agent"). In addition, certain investors, including qualified retirement plans purchasing through certain Service Agents, may purchase shares directly from the fund. Salomon Smith Barney and Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds
Smith Barney Shares. Smith Barney Shares held directly at the sub-transfer agent are not subject to a maintenance fee.

Citi Shares may be purchased from the Distributor or a Service Agent. Citi Shares also may be purchased through the Cititrade Program by customers that have established a Cititrade Account. For more detailed information on how to open a Cititrade Account, please visit the Cititrade website at www.mycititrade.com or call a Cititrade account representative at 1-888-663-
CITI [2484].

During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone or Internet exchange or redemption. In such an event, another method of instruction, if available, should be considered. The fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a shareholder's identity by asking for the shareholder's name, address, telephone number, Social Security number, account number, or password identification number. If these or other reasonable procedures are not followed, the fund or its transfer agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions.
Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.

Investors may open an account in the fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed
Retirement Plan. Subsequent investments of at least
$50 may be made for each Class. For shareholders purchasing shares of the fund through the Systematic
Investment Plan on a monthly basis, the minimum initial investment requirement and subsequent investment requirement for each Class is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required for and the subsequent investment requirement for each Class is $50. There are no minimum investment requirements for employees of Citigroup and its subsidiaries, including
Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney mutual funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time.
Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent.

Purchase orders received by the fund or a Salomon
Smith Barney financial consultant prior to the close of regular trading on The New York Stock Exchange,
Inc. (the "NYSE"), on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date'').
Orders received by a Service Agent prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Service Agent purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

When payment is made by an investor through a Salomon
Smith Barney brokerage account before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The fund's board of trustees has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Advisory, Administration and Distribution Agreements for continuance.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic
Investment Plan.  Under the Systematic Investment
Plan, Salomon Smith Barney, your Service Agent or the sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer may be charged a fee of up to $25 by Salomon Smith Barney, your Service Agent or the sub-transfer agent. The Systematic Investment Plan also authorizes the fund to apply cash held in the shareholder's brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the Smith Barney Shares account. For Cititrade customers, the Systematic
Investment Plan authorizes the fund to apply cash held in a shareholder's Cititrade Account to make additions to the Citi Shares account. For additional information, please contact the fund's sub-transfer agent, or if you hold your shares through a Service
Agent, your Service Agent.

Citi Shares are offered to a limited group of investors who participate in certain investment programs which charge a fee for participation, including the Smith Barney 401(k) Platform program.
In addition, Citi Shares shares are offered to tax-exempt employee benefit and retirement plans of Salomon Smith Barney and its affiliates. For more information about these programs, contact a Salomon
Smith Barney Financial Consultant or a Service Agent.

Retirement Plans. You may be able to invest in the fund under one of several tax-sheltered plans. Such plans include IRAs, Keogh or Corporate Profit-Sharing and Money-Purchase Plans, 403(b) Custodian Accounts, and certain other qualified pension and profit-sharing plans. You should consult with the transfer agent and your tax and retirement advisers.

REDEMPTION OF SHARES

The right of redemption of shares of the fund may be suspended or the date of payment postponed (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the fund's shareholders.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to BFDS together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $50,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange.
Written redemption requests of $50,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith
Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds.
Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days or more.
Distribution in Kind

If the board of trustees of the trust determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Shareholders may incur brokerage commissions when they subsequently sell those securities

Automatic Cash Withdrawal Plan

The Smith Barney Index Shares' Withdrawal Plan is
available to shareholders of the fund who own Smith
Barney Index Shares with a value of at least $10,000
and who wish to receive specific amounts of cash
monthly or quarterly.  Withdrawals of at least $50 may
be made without a redemption fee under the Withdrawal
Plan by redeeming as many Smith Barney Index Shares of
the fund as may be necessary to cover the stipulated
withdrawal payment.   As it generally would not be
advantageous to a shareholder to make additional investments in Smith Barney Index Shares at the same time he or she is participating in the Withdrawal
Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

Smith Barney Index shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the sub-transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional Smith Barney Index Shares of the fund. A shareholder who purchases shares directly through the sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal.
For additional information, shareholders should contact their Service Agent.

The Citi Index Shares' Systematic Withdrawal Plan permits you to have a specified dollar amount (minimum of $100 per withdrawal) automatically withdrawn from your account without a redemption fee on a regular basis if you have at least $10,000 in your fund account at the time of enrollment. You are limited to one withdrawal per month under the Plan. You may receive your withdrawals by check, or have the monies transferred directly into your bank account. Or you may direct that payments be made directly to a third party. To participate in the Plan, you must complete the appropriate forms provided by the sub-transfer agent or, if you hold your shares through a Service
Agent, by your Service Agent. Cititrade customers should contact a Cititrade account representative at 1-888-663-CITI[2484] for more information.

To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the fund, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the Fund.


Additional Information Regarding Telephone Redemption
And Exchange Program

Neither the fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven days' prior notice to shareholders.

EXCHANGE PRIVILEGE

Shares of each Class may only be exchanged for Shares of the same Class:

1. Smith Barney U.S. 5000 Index Fund
2. Smith Barney International Index Fund
3. Citi Nasdaq-100 Index Fund

Exchanges can be made to the extent shares are offered for sale in the shareholder's state of residence.
Exchanges of are subject to minimum investment requirements and to the other requirements of the fund into which exchanges are made.

Holders of Smith Barney Shares and Citi Shares who wish to exchange all or a portion of their shares for the respective Class in any of the funds identified above may do so without imposition of any charge.

Additional Information Regarding the Exchange
Privilege

Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the fund's performance and its shareholders. The manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, the fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

Certain shareholders may be able to exchange shares by telephone. See ''Redemption of Shares-Additional
Information Regarding Telephone Redemptions and
Exchange Program.'' Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form.
If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. An exchange involves a taxable redemption of shares, subject to the tax treatment described in "Dividend, Distributions and Taxes" below, followed by a purchase of shares of a different fund. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

VALUATION OF SHARES

The net asset value per share of the fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day,
Thanksgiving and Christmas, and on the preceding
Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class specific expenses, the per share new asset value of each Class will differ. The following is a description of the procedures used by the trust in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the fund's board of trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the fund's board of trustees. Amortized cost involves valuing an instrument at its original cost to the fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the fund will be valued at fair value as determined in good faith by the fund's board of trustees.

PERFORMANCE DATA

From time to time, the fund may quote its total return in advertisements or in reports and other communications to shareholders. The fund may include comparative performance information in advertising or marketing the fund's shares. Such performance information may be included in the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times,
Forbes, Fortune, Institutional Investor, Investor's
Business  Daily, Money, Morningstar Mutual Fund
Values, The New York Times, USA Today and The Wall
Street Journal.






Average Annual Total Return

A fund's "average annual total return," as described below, is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1 + T)n = ERV

	Where:	P	= 	a hypothetical
initial payment of $1,000.

		T	= 	average annual
total return.

		n	= 	number of years.

		ERV	=	Ending Redeemable
Value of a
hypothetical
$1,000 investment
made at the
beginning of a 1-,
5- or 10-year
period at the end
of a 1-, 5- or 10-
year period (or
fractional portion
thereof), assuming
reinvest-ment of
all dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A fund's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.



Average Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Life
of
fund 3


2000



Smith Barney Shares

(9.39)
%
N/A
N/A
11.36%
Citi Shares

(9.20)
%
N/A
N/A
10.10%
_________________________________

	3	Smith Barney Shares and Citi Shares commenced
operations on January 5, 1998 and August 4,
1998, respectively. Prior to September 5, 2000, the Classes were named Class A and Class D shares, respectively.




Aggregate Total Return

The fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in the fund for the specified period and is computed by the following formula:

ERV - P
P

	Where: 	P 	=	a hypothetical initial
payment of $10,000.

				ERV	=	Ending Redeemable Value
of a hypothetical
$10,000 investment made
at the beginning of the
1-, 5- or 10-year period
at the end of the 1-, 5-
or 10-year period (or
fractional portion
thereof), assuming
reinvestment of all
dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.



Aggregate Total Return



Class of Shares
1-Year

5-Year
10-
Year
Life
of
fund 3


2000



Smith Barney Shares

(9.39)
%
N/A
N/A
37.88%
Citi Shares

(9.20)
%
N/A
N/A
26.08%
__________________________

		3	Smith Barney Shares and Citi Shares
commenced operations on January 5, 1998
and August 4, 1998, respectively. Prior to
September 5, 2000, the Classes were named
Class A and Class D shares, respectively.


Performance will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.





DIVIDENDS, DISTRIBUTIONS AND TAXES

Taxes

The following is a summary of the material United
States federal income tax considerations regarding the purchase, ownership and disposition of shares of the fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a fund. The summary is based on the laws in effect on the date of this SAI, which are subject to change.

The Fund and Its Investments

The fund intends to continue to qualify to be treated as a regulated investment company each taxable year under the Internal Revenue Code of 1986, as amended
(the "Code"). To so qualify, the fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income
(including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the fund's taxable year,
(i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, the fund will not be subject to United States federal income tax on its investment company taxable income (i.e., income other than any excess of its net realized long-term capital gains over its net realized short-term capital losses
("net realized capital gains") or on its net realized capital gains, if any, that it distributes to its shareholders, provided an amount equal to at least 90% of its investment company taxable income, plus or minus certain other adjustments as specified in the Code, and 90% the sum of its net tax-exempt income for the taxable year is distributed in compliance with the Code's timing and other requirements but will be subject to tax at regular corporate rates on any taxable income or gains it does not distribute.

The Code imposes a 4% nondeductible excise tax on the fund to the extent it does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

If, in any taxable year, the fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits, would constitute dividends
(eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the fund failed to qualify as a regulated investment company for a period greater than one taxable year, the fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) with respect to certain of its assets in order to qualify as a regulated investment company in a subsequent year.

The fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code
(including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

The fund's investment in so-called "Section 1256 contracts", such as regulated futures contracts, most forward currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.

Foreign Investments.  Dividends or other income
(including, in some cases, capital gains) received by the fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The fund will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the fund will reduce the return from the fund's investments.

Passive Foreign Investment Companies. If the fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), it may be subject to United
States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If the fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Alternatively, the fund may make a mark-to-market election that would result in the fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In this case, the fund would report gains as ordinary income and would deduct losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the fund, unless revoked with the consent of the Internal
Revenue Service ("IRS"). By making the election, the fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The fund may have to distribute this "phantom" income and gain to satisfy its distribution requirement and to avoid imposition of the 4% excise tax. The fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of United States Shareholders

Dividends and Distributions. Any dividend declared by the fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December 31, provided such dividend is actually paid by the fund during January of the following calendar year. The fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The fund currently expects to distribute any such excess annually to its shareholders. However, if the fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United
States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income.
Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the fund upon filing appropriate returns or claims for refund with the IRS.

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that the fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. Dividends and distributions paid by the fund attributable to dividends on stock of U.S. corporations received by the fund, with respect to which the fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Distributions in excess of the fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of the shareholder's basis in his shares of the fund, and as a capital gain thereafter (if the shareholder holds his shares of the fund as capital assets).

Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in the amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in such shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of the fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. The fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding.
Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

Notices. Shareholders will be notified annually by the fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Taxes- Taxation of United
States Shareholders - Dividends and Distributions") made by the fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the fund to its shareholders during the preceding taxable year.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting the fund and its shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund.

ADDITIONAL INFORMATION

The trust was organized on October 17, 1991 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The trust offers shares of beneficial interest of seven separate funds with a par value of $.001 per share. The fund offers shares of beneficial interest currently classified into two
Classes - Smith Barney Shares and Citi Shares. Each
Class of the fund represents an identical interest in the fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the service fees borne by the Smith Barney Share Class pursuant to the Plan;
(c) the expenses allocable exclusively to each Class;
(d) voting rights on matters exclusively affecting a single Class; and (e) the exchange privilege of each Class. The trust's board of trustees does not anticipate that there will be any conflicts among the interests of the holders of the fund's two Classes.
The trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

Under Massachusetts's law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. The Master Trust
Agreement disclaims shareholder liability for acts or obligations of the fund, however, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the fund or a trustee. The Master Trust Agreement provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of the fund.
Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which management of the fund believes is remote. Upon payment of any liability incurred by the fund, a shareholder paying such liability will be entitled to reimbursement from the general assets of the fund.
The trustees intend to conduct the operation of the fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

The Master Trust Agreement of the fund permits the trustees of the fund to issue an unlimited number of full and fractional shares of a single Class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the fund. Each share in the fund represents an equal proportional interest in the fund with each other share.
Shareholders of the fund are entitled upon its liquidation to share pro rata in its net assets available for distribution. No shareholder of the fund has any preemptive or conversion rights. Shares of the fund are fully paid and non-assessable.

Pursuant to the Master Trust Agreement, the fund's trustees may authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances).

The fund does not hold annual shareholder meetings.
There normally will be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees.
Shareholders of record of no less than two-thirds of the outstanding shares of the trust may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the trust's outstanding shares and the trust will assist shareholders in calling such a meeting as required by the 1940 Act.

When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class.
Generally, shares of the fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one Class, in which case only shares of the affected class would be entitled to vote.

The trust was organized as an unincorporated
Massachusetts business trust on October 17, 1991 under the name Shearson Lehman Brothers Intermediate-Term
Trust. On October 14, 1994 and August 16, 1995, the trust's name was changed Smith Barney Income Trust and Smith Barney Investment Trust, respectively.

Annual and Semi-annual Reports. The fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the fund at the end of the period covered. In an effort to reduce the fund's printing and mailing costs, the fund consolidates the mailing of its semi-annual and annual reports by household.
This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the fund also consolidates the mailing of its prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-
Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Salomon Smith Barney Financial
Consultant or the transfer agent.

FINANCIAL STATEMENTS

The fund's annual report for the year ended December
31, 2000 was filed on March 9, 2001, Accession Number
50109-01-190.


OTHER INFORMATION

Styles of Fund Management: In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney mutual funds average 21 years in the industry and 15 years with the firm.

Smith Barney mutual funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer five "styles" of fund management that can be tailored to suit each investor's unique financial goals.

Classic Investor Series - our portfolio manager driven funds
The Classic Series lets investors participate in mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Classic
Series funds invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.

Index Series - funds that track the market
Our Index funds are designed to provide investment results that track, as closely as possible, the performance of a stock or bond market index. This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of trying to outperform a market or segment, a portfolio manager looks to an index to determine which securities the fund should own.

Premier Selections Series - our best ideas, concentrated funds
We offer a series of Premier Selections funds managed by several of our most experienced and proven managers. This series of funds is built on a unique strategy of combining complementary investment management styles to create broader, multiclass and multicap products that are distinguished by a highly concentrated focus.

Research Series - driven by exhaustive fundamental securities analysis
Built on a foundation of substantial buy-side research under the direction of our Citibank Global Asset
Management (CGAM) colleagues, our Research funds focus on well-defined industries, sectors and trends.

Style Pure Series - our solution to funds that stray
Our Style Pure Series funds are the building blocks of asset allocation. The funds stay fully invested within their asset class and investment style, enabling you to make asset allocation decisions in conjuction with your financial professional.





























SMITH BARNEY
INVESTMENT TRUST



S&P 500 Index Fund
















April 30, 2001


SMITH BARNEY INVESTMENT TRUST
7 World Trade Center
New York, NY 10048

								SALOMON SMITH
BARNEY
								A Member of
Citigroup [Symbol]






1





COMBINED STATEMENT OF ADDITIONAL INFORMATION FOR: Smith Barney
U.S. 5000 Index Shares and Smith Barney International Index
Shares


April 30, 2001

STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY INVESTMENT TRUST

Smith Barney U.S. 5000 Index Fund
Smith Barney International Index Fund

7 World Trade Center
New York, New York 10048
(800) 451-2010

Smith Barney U.S. 5000 Index Fund (the "U.S. 5000
Index Fund") and the Smith Barney International Index
Fund (the "International Index Fund") (each a "fund" and collectively, the "funds") are each a separate investment series of Smith Barney Investment Trust
(the "trust"), an open-end management investment company. The trust offers two classes of shares of each fund - Smith Barney Index Shares and Citi Index
Shares.  This Statement of Additional Information
("SAI") is meant to be read in conjunction with the prospectus dated April 30, 2001 by which the Smith
Barney Index Shares of the funds are offered, or the prospectus dated May 1, 2001, as amended from time to time, by which the Citi Shares of the funds are offered, and is incorporated by reference in its entirety into the prospectuses. Additional information about each fund's investments is available in the fund's annual and semi-annual reports to shareholders, which are incorporated herein by reference. Please call 1-800-451-2010 toll free to obtain a prospectus for the Smith Barney Index Shares.
Please call 1-800-995-0134 toll free to obtain a prospectus for the Citi Index Shares.

TABLE OF CONTENTS

Investment Objective and Management
Policies................................................ 2
Portfolio Securities............... 9
Investment Restrictions of the
Fund.............................................................27
Risk Considerations.............................................33
Trustees of the Trust and Executive Officers of the
Fund..................................... 35
Investment Management and Other Services..............................38
Portfolio Transactions and
Turnover............................................................43
Purchase of Shares....................................45
Redemption of Shares.............................. 47
Exchange Privilege....................................49
Valuation of Shares.................................  50
Performance Data.......................................... 51
Dividends, Distributions and
Taxes...............................................................  54
Additional Information..................59
Financial Statements........................62
Other Information................................. 62

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

General

The prospectus discusses the funds' investment objective and policies. On September 5, 2000, the Class A Shares and Class D Shares of the U.S. 5000
Index Fund were renamed Smith Barney U.S 5000 Index
Shares ("Smith Barney Shares") and Citi U.S. 5000
Index Shares ("Citi Index Shares"), respectively. The
Class A Shares and Class D Shares of the International
Index Fund were renamed Smith Barney International
Index Shares ("Smith Barney Shares") and Citi
International Index Shares ("Citi Index Shares"), respectively. Effective September 5, 2000, the EAFE
Index Fund was renamed Smith Barney International
Index Fund.

In order to take advantage of the economies of scale offered by a larger pool of assets, each fund is structured as a "feeder" fund. A feeder fund seeks to achieve its investment objective by investing its assets in a "Master Portfolio" managed by Barclays
Global Fund Advisors, N.A. ("BGFA").  The Master
Portfolio invests substantially all of its assets in securities in accordance with investment objectives, policies, and limitations that are substantially similar to those of the fund. In other words, the fund "feeds" shareholder investments into its corresponding Master Portfolio.

The prospectus discusses each fund's and each Master
Portfolio's investment objective and policies. This section contains supplemental information concerning the types of securities and other instruments in which each fund and each Master Portfolio may invest, the investment policies and portfolio strategies each fund and each Master Portfolio may utilize and certain risks associated with these investments, policies and strategies. Smith Barney Fund Management LLC ("SBFM" or the "administrator") (prior to April 4, 2001, known as SSB Citi Fund Management LLC) serves as the fund's administrator.

Master Investment Portfolio ("MIP") is an open-end, management investment company, organized on October
20, 1993 as a business trust under the laws of the State of Delaware. MIP is a "series fund," which is a mutual fund divided into separate portfolios. The
U.S. Equity Index Master Portfolio and the
International Index Portfolio are diversified portfolios of MIP. Each Master Portfolio is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (the "1940
Act"), and for other purposes, and an interestholder of the Master Portfolio is not deemed to be an interestholder of any other portfolio of MIP.

Beneficial interests in the Master Portfolios are issued solely in private placement transactions which do not involve any "public offering" within the meaning of Regulation D under the Securities Act of 1933, as amended (the "1933 Act"). Investments in the
Master Portfolios may be made only by investment companies or certain other entities, which are "accredited investors" within the meaning of Regulation D under the 1933 Act. Investment companies that hold units of beneficial interest ("interests") in the Master Portfolios are sometimes referred to herein as "feeder funds."


Master/Feeder Fund Structure

Unlike mutual funds that directly acquire and managed their own portfolio of securities, each fund is a "feeder" fund in a "master/feeder" structure. This means that each fund invests in a larger "master" portfolio of securities that has investment objectives and policies substantially identical to those of that fund. The investment performance of each fund depends on the investment performance of its Master Portfolio.
If the investment policies of the fund and the Master
Portfolio become inconsistent, the board of trustees of the fund can decide what actions to take. Actions the board of trustees may recommend include withdrawal of the fund's assets from the Master Portfolio. The board of trustees would then consider whether it should hire its own investment adviser, invest in a different master portfolio, or take other action.

The U.S. 5000 Index Fund seeks to offer long-term capital growth by approximating the performance, before expenses, of the Wilshire 5000 Index.

The U.S. 5000 Index Fund's Master Portfolio, the U.S.
Equity Index Master Portfolio, invests substantially all of its assets in two other Master Portfolios of BGFA. One of these Master Portfolios invests substantially all of its assets in a representative sample of stocks comprising the Wilshire 4500 Index
(the "Extended Index Master Portfolio").  The other
Master Portfolio invests substantially all of it assets in stocks comprising the S&P 500 Index (the
"S&P 500 Index Master Portfolio") (together, the
"Underlying Portfolios"). The Master Portfolio's assets will be invested in the Underlying Portfolios in proportions adjusted periodically to maintain the capitalization range of the Wilshire 5000 Index.

The International Index Fund seeks to offer long-term capital growth and diversification by approximating the performance, before expenses, of the Morgan
Stanley Capital International Europe, Australasia, and
Far East Free Index (the "EAFE Index").

Because it can be very expensive to buy and sell all of the securities in a target benchmark, the Master
Portfolio employs "sampling" techniques to approximate benchmark characteristics such as capitalization and industry weight using fewer securities than contained in the benchmark. Therefore, the performance of the Master Portfolio versus its benchmark can be expected to deviate more than that of funds investing in all of the securities contained in a benchmark.

The International Index Fund and the International
Index Master Portfolio maintain equity exposure for cash balances by purchasing appropriate futures contracts. Futures contracts are not used for leverage. The International Index Fund and the
International Index Master Portfolio seek to remain fully invested at all times, without significant cash balances.

INVESTMENT OBJECTIVE-U.S. Equity Index Master
Portfolio.

? The U.S. Equity Index Master Portfolio seeks to match as closely as practicable, before fees and expenses, the performance of the Wilshire 5000 Equity Index (the
"Wilshire 5000 Index"). The U.S. Equity
Index Master Portfolio uses a "fund of
funds" structure to track the Wilshire
5000 Index, which is comprised of the
stocks in the Standard & Poor's 500
Composite Stock Price Index ("S&P 500
Index"), except for a small number of
foreign stocks that represent
approximately 3% of the S&P 500 Index, and the stocks in the Wilshire 4500 Equity
Index (the "Wilshire 4500 Index").  In
this regard, the U.S. Equity Index Master
Portfolio seeks to achieve its objective by investing substantially all of its assets in two other portfolios of MIP-the
Extended Index Master Portfolio (which
invests substantially all of its assets in a representative sample of stocks comprising the Wilshire 4500 Index) and the S&P 500 Index Portfolio (which invests substantially all of its assets in stocks comprising the S&P 500 Index). The U.S.
Equity Index Master Portfolio's assets
will be invested in the Underlying
Portfolios of MIP in proportions adjusted periodically to maintain the capitalization range of the Wilshire 5000
Index.  The performance of the U.S. Equity
Index Master Portfolio will correspond
directly to the performance of the
Underlying Portfolios.  The Master
Portfolio and the fund may not track the corresponding index perfectly, as differences between the index and the Master Portfolio's Underlying Portfolios may cause differences in performance. The
U.S. Equity Index Master Portfolio's
investment objective can be changed by
MIP's board of trustees without
interestholder approval.  The objective
and policies of the Master Portfolio
determine the types of portfolio
securities in which it invests, the degree of risk to which it is subject and, ultimately, its performance. There can be no assurance that the Master Portfolio's investment objective will be achieved.

	INVESTMENT OBJECTIVES-Underlying Portfolios

? The S&P 500 Index Portfolio seeks to
provide investment results, before fees
and expenses, that correspond to the total return performance of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.

? The Extended Index Master Portfolio seeks to approximate, before fees and expenses, the capitalization range and performance of the Wilshire 4500 Index.

ABOUT THE INDICES  The Wilshire 5000 Index was created
December 31, 1980. It measures the performance of all U.S. headquartered equity securities with readily available price data. Over 7,000 capitalization weighted security returns are used to adjust the index.

? The Wilshire 4500 Index was created
December 31, 1983.  It is the Wilshire
5000 Index with most of the companies in the S&P 500 Index removed. Over 6,500 capitalization weighted security returns are used to adjust the index.

? The S&P 500 Index was created March 5,
1957.  It is composed of 500 selected
common stocks, most of which are listed on the NYSE.

The securities comprising the S&P 500 Index represent the stocks of primarily large-cap companies. The securities comprising the Wilshire 4500 Index represent the smaller- and medium-sized companies of the Wilshire 5000 Index. In order for the U.S. Equity
Index Master Portfolio to maintain a capitalization weighted representative sample of the Wilshire 5000
Index, it will invest in the Underlying Portfolios in proportion to the overall capitalization of their respective indices. Based on their relative overall capitalizations as of the date of this SAI, roughly two thirds of the U.S. Equity Index Master Portfolio's portfolio will be invested in the S&P 500 Index
Portfolio and the other third in the Extended Index
Master Portfolio. Historically, the overall capitalization of the indices have varied, and as a result, the U.S. Equity Index Master Portfolio's portfolio is also likely to vary.

INVESTMENT POLICIES- U.S. Equity Index Master
Portfolio.

? The U.S. Equity Index Master Portfolio seeks to match the total return performance of the Wilshire 5000 Index, which is composed of over 7,000 selected common stocks traded on the New York Stock
Exchange, American Stock Exchange and
Nasdaq Stock Market.  The weightings of
stocks in the Wilshire 5000 Index are
based on each stock's relative total
market capitalization; that is, its market price per share times the number of shares outstanding. The percentage of the U.S.
Equity Index Master Portfolio's assets
invested in the Underlying Portfolios is approximately the same as the percentage such Portfolios are invested in stocks represented in the Wilshire 5000 Index.
Securities are selected for investment by the Underlying Portfolios as indicated below.

INVESTMENT POLICIES - Underlying Portfolios.

? The Extended Index Master Portfolio seeks to match the total return performance of U.S. stocks, excluding the large-cap stocks included in the S&P 500 Index. The fund defines these stocks as those comprising the Wilshire 4500 Index, which is composed of over 6,500 equity stocks of issuers headquartered in the United
States.  The Index is almost entirely
comprised of common stocks listed on the New York Stock Exchange, American Stock
Exchange or Nasdaq Stock Market.  The
weightings of stocks in the Wilshire 4500
Index are based on each stock's relative total market capitalization, that is, its market price per share times the number of shares outstanding. The Extended Index
Master Portfolio invests in a
representative sample of these securities.
Securities are selected for investment by the Extended Index Master Portfolio in accordance with their capitalization, industry sector and valuation, among other factors.

? The S&P 500 Index Portfolio seeks to match the total return performance of the S&P
500 Index, which is composed of 500
selected common stocks, most of which are listed on the New York Stock Exchange.
The weightings of stocks in the S&P 500
Index are based on each stock's relative total market capitalization; that is, its market price per share times the number of shares outstanding. The percentage of the S&P 500 Index Portfolio's assets invested in a given stock is approximately the same as the percentage such stock represents in the S&P 500 Index.

Unlike the Extended Index Master Portfolio, which invests in a representative sample of the over 6,500 stocks represented by its benchmark, the Wilshire 4500
Index, the S&P 500 Index Portfolio invests in all 500 of the stocks represented by its benchmark, the S&P
500 Index.

No attempt is made to manage the portfolio of the U.S.
Equity Index Master Portfolio using economic, financial or market analysis. The U.S. Equity Index
Master Portfolio is managed by determining which proportion of its assets will be invested in each Underlying Portfolio to match, to the extent feasible, the capitalization range and returns of the Wilshire
5000 Index. The Underlying Portfolios determine which securities are to be purchased or sold to match or sample their respective benchmarks. Under normal market conditions, at least 90% of the value of the U.S. Equity Index Master Portfolio's total assets is invested, through the Underlying Portfolios, in securities comprising the Wilshire 5000 Index. The
U.S. Equity Index Master Portfolio's ability to match its investment performance to the investment performance of the Wilshire 5000 Index may be affected by, among other things, the U.S. Equity Index Master
Portfolio's and Underlying Portfolios' expenses, the amount of cash and cash equivalents held by the U.S.
Equity Index Master Portfolio and the Underlying
Portfolios, the manner in which the total returns of the Wilshire 5000 Index, the Wilshire 4500 Index and the S&P 500 Index are calculated; the size of the U.S.
Equity Index Master Portfolio's investment portfolio;
and the timing, frequency and size of shareholder and interestholder purchases and redemptions.

The Underlying Portfolios use cash flows from interestholder purchase and redemption activity to maintain, to the extent feasible, the similarity of their portfolio to the securities comprising their respective benchmarks. The U.S. Equity Index Master
Portfolio uses cash flows from its interestholder purchase and redemption activity to periodically adjust its investment in the Underlying Portfolios to maintain, to the extent feasible, the similarity of its capitalization range and returns to those of the securities comprising the Wilshire 5000 Index. BGFA regularly monitors the U.S. Equity Index Master
Portfolio's correlation to the Wilshire 5000 Index and adjusts the U.S. Equity Index Master Portfolio's investment in the Underlying Portfolios to the extent necessary. Inclusion of a security in an Index in no way implies an opinion by the sponsor of the Index as to its attractiveness as an investment.

The sampling techniques utilized by the U.S. Equity
Index Master Portfolio and the Extended Index Master
Portfolio are designed to allow said portfolios to substantially duplicate the investment performance of their respective benchmarks. However, the U.S. Equity
Index Master Portfolio is not expected to track the Wilshire 5000 Index with the same degree of accuracy that complete replication of such Index would provide.
In addition, at times, the portfolio composition of the U.S. Equity Index Master Portfolio may be altered
(or "rebalanced") to reflect changes in the characteristics of the Wilshire 5000 Index, primarily by adjusting the U.S. Equity Index Master Portfolio's investment in the Underlying Portfolios. The S&P 500
Index seeks to replicate completely the investments and capitalization range of the S&P 500 Index.

The investment policies, strategies, techniques and restrictions employed by the U.S. Equity Index Master
Portfolio in pursuing its investment objective vis-a-vis the Wilshire 5000 Index are substantially similar to those employed by the Underlying Portfolios in pursuing their respective investment objectives vis-a-vis their respective benchmarks. Unless otherwise indicated, references to the investment policies, strategies, techniques and restrictions of the U.S.
Equity Index Master Portfolio also are references to the investment policies, strategies, techniques and restrictions of the Underlying Portfolios in which the U.S. Equity Index Master Portfolio invests substantially all of its assets.

In seeking to match the performance of the Wilshire
5000 Index, the U.S. Equity Index Master Portfolio also may engage in futures and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk.
The U.S. Equity Index Master Portfolio attempts to be fully invested at all times in securities comprising the Wilshire 5000 Index and in futures contracts and options on futures contracts, although the U.S. Equity
Index Master Portfolio may invest up to 10% of its assets in high-quality money market instruments to provide liquidity. The U.S. Equity Index Master
Portfolio also may invest up to 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days.

INVESTMENT OBJECTIVE - International Index Master
Portfolio

? The International Index Master Portfolio seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital
International Europe, Australasia, Far East
Free Index (the "EAFE Free Index").

The International Index Master Portfolio's investment objective can be changed by MIP's board of trustees without interestholder approval. The objective and policies of the Master Portfolio determines the types of portfolio securities in which it invests, the degree of risk to which it is subject and, ultimately, its performance. There can be no assurance that the Master Portfolio's investment objective will be achieved.

PRINCIPAL STRATEGIES - International Index Master
Portfolio

? The International Index Master Portfolio seeks to match the total return performance of foreign stock markets by investing in common stocks included in the EAFE Free Index. The EAFE Free Index is a capitalization-weighted index that currently includes stocks of companies located in 15 European countries (Austria, Belgium, Denmark, Finland,
France, Germany, Ireland, Italy, the Netherlands,
Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom), Australia, New Zealand, Hong
Kong, Japan and Singapore. The EAFE Free Index broadly represents the performance of foreign stock markets. The weightings of stocks in the EAFE Free
Index are based on each stock's relative total market capitalization, that is, its market price per share times the number of shares outstanding.
The Master Portfolio invests in a representative sample of these securities. Securities are selected for investment by the Master Portfolio in accordance with their capitalization, industry sector and valuation, among other factors.

No attempt is made to manage the portfolio of the Master Portfolio using economic, financial and market analysis. The Master Portfolio is managed by determining which securities are to be purchased or sold to match, to the extent feasible, the capitalization range and returns of the EAFE Free
Index. Under normal market conditions, at least 90% of the value of the Master Portfolio's total assets is invested in securities comprising the EAFE Free Index.
The Master Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least
95% between the total return of its net assets before expenses and the total return of the EAFE Free Index.
The Master Portfolio's ability to match its investment performance to the investment performance of the EAFE
Free Index may be affected by, among other things: the Master Portfolio's expenses; the amount of cash and cash equivalents held by the Master Portfolio; the manner in which the total return of the EAFE Free
Index is calculated; the size of the Master
Portfolio's investment portfolio; and the timing, frequency and size of interestholder purchases and redemptions. The Master Portfolio uses cash flows from interestholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its capitalization range and returns to those of the securities comprising the EAFE Free Index. BGFA regularly monitors the Master Portfolio's correlation to the EAFE Free Index and adjusts the Master
Portfolio's portfolio to the extent necessary.
Inclusion of a security in the EAFE Free Index in no way implies an opinion by Morgan Stanley Capital
International, Inc. ("MSCI") as to its attractiveness as an investment.

BGFA may use statistical sampling techniques to attempt to replicate the returns of the EAFE Free
Index using a smaller number of securities.
Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings ratio, price/book ratio, earnings growth, country weightings and the effect of foreign taxes. The sampling techniques utilized by the Master Portfolio are designed to allow the Master Portfolio to substantially duplicate the investment performance of the EAFE Free Index. However, the Master Portfolio is not expected to track the EAFE Free Index with the same degree of accuracy that complete replication of such Index would provide. In addition, at times, the portfolio composition of the Master Portfolio may be altered (or "rebalanced") to reflect changes in the characteristics of the EAFE Free Index.

In seeking to match the performance of the EAFE Free
Index, the Master Portfolio also may engage in futures and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk. The Master
Portfolio attempts to be fully invested at all times in securities comprising the EAFE Free Index and in futures contracts and options on futures contracts, although the Master Portfolio may invest up to 10% of its assets in high-quality money market instruments to provide liquidity. The Master Portfolio may invest up to 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days.


PORTFOLIO SECURITIES

U.S. Equity Index Master Portfolio

The U.S. Equity Index Master Portfolio may invest in the securities described below.

The investment policies, strategies, techniques and restrictions employed by the Master Portfolio in pursuing its investment objective vis-a-vis the Wilshire 5000 Index are substantially similar to those employed by the Underlying Portfolios in pursuing their respective investment objectives vis-a-vis their respective benchmarks. Unless otherwise indicated, references to the investment policies, strategies, techniques and restrictions of the U.S Equity Index
Master Portfolio also are references to the investment policies, strategies, techniques and restrictions of the Underlying Portfolios in which the U.S. Equity
Index Master Portfolio invests substantially all of its assets.

Futures Contracts and Options Transactions-The U.S.
Equity Index Master Portfolio may use futures as a substitute for a comparable market position in the underlying securities.

A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial statement at a specific price on a specific date in the future. An option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are subject to market risk (i.e., exposure to adverse price changes).

Although the U.S. Equity Index Master Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time.
Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the U.S. Equity Index Master
Portfolio to substantial losses. If it is not possible, or if the U.S. Equity Index Master Portfolio determines not to close a futures position in anticipation of adverse price movements, the U.S.
Equity Index Master Portfolio will be required to make daily cash payments on variation margin.

Stock Index Futures and Options on Stock Index
Futures-The U.S. Equity Index Master Portfolio may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the U.S. Equity Index Master
Portfolio intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when the U.S. Equity
Index Master Portfolio seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

Index Swaps-The U.S. Equity Index Master Portfolio may enter into index swaps in pursuit of its investment objective. Index swaps involve the exchange by the U.S. Equity Index Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The U.S. Equity Index Master Portfolio will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the U.S. Equity Index Master Portfolio receiving or paying, as the case may be, only the net amount of the two payments. If the U.S. Equity Index Master
Portfolio enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the U.S. Equity Index Master
Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

The use of index swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by the U.S.
Equity Index Master Portfolio. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the U.S.
Equity Index Master Portfolio is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case the U.S.
Equity Index Master Portfolio may not receive net amount of payments that the U.S. Equity Index Master
Portfolio contractually is entitled to receive.

Borrowing Money-As a fundamental policy, the U.S.
Equity Index Master Portfolio is permitted to borrow to the extent permitted under the 1940 Act. However, the U.S. Equity Index Master Portfolio currently intends to borrow money only for temporary or emergency (not leveraging) purposes, and may borrow up to one-third of the value of its total assets
(including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made.

International Index Master Portfolio

The International Index Master Portfolio may invest in the securities described below.

Foreign Currency Futures Contracts.

In General. A foreign currency futures contract is an agreement between two parties for the future delivery of a specified currency at a specified time and at a specified price. A "sale" of a futures contract means the contractual obligation to deliver the currency at a specified price on a specified date, or to make the cash settlement called for by the contract. Futures contracts have been designed by exchanges which have been designated "contract markets" by the Commodity
Futures Trading Commission ("CFTC") and must be executed through a brokerage firm, known as a futures commission merchant, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange.

While futures contracts based on currencies do provide for the delivery and acceptance of a particular currency, such deliveries and acceptances are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction.
The International Index Master Portfolio will incur brokerage fees when it purchases and sells futures contracts. At the time such a purchase or sale is made, the International Index Master Portfolio must provide cash or money market securities as a deposit known as "margin." The initial deposit required will vary, but may be as low as 2% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and the International Index Master Portfolio may receive or be required to pay "variation margin" as the futures contract becomes more or less valuable.

Purchase and Sale of Currency Futures Contracts. In order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions, the International Index Master Portfolio may buy or sell currency futures contracts. If a fall in exchange rates for a particular currency is anticipated, the International Index Master Portfolio may sell a currency futures contract as a hedge. If it is anticipated that exchange rates will rise, the International Index Master Portfolio may purchase a currency futures contract to protect against an increase in the price of securities denominated in a particular currency the International Index Master
Portfolio intends to purchase. These futures contracts will be used only as a hedge against anticipated currency rate changes.

A currency futures contract sale creates an obligation by the International Index Master Portfolio, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the International Index
Master Portfolio, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction.

In connection with transactions in foreign currency futures, the International Index Master Portfolio will be required to deposit as "initial margin" an amount of cash or short-term government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract.


Risk Factors Associated with Futures Transactions.
The effective use of futures strategies depends on, among other things, the International Index Master
Portfolio's ability to terminate futures positions at times when BGFA deems it desirable to do so. Although the International Index Master Portfolio will not enter into a futures position unless BGFA believes that a liquid secondary market exists for such future, there is no assurance that the International Index
Master Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. The International Index Master
Portfolio generally expects that its futures transactions will be conducted on recognized US. and foreign securities and commodity exchanges.

Futures markets can be highly volatile and transactions of this type carry a high risk of loss.
Moreover, a relatively small adverse market movement with respect to these transactions may result not only in loss of the original investment but also in unquantifiable further loss exceeding any margin deposited.

The use of futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of futures strategies also depends on the ability of BGFA to correctly forecast interest rate movements, currency rate movements and general stock market price movements.

In addition to the foregoing risk factors, the following sets forth certain information regarding the potential risks associated with the International
Index Master Portfolio's futures transactions.

Risk of Imperfect Correlation.  The International
Index Master Portfolio's ability effectively to hedge currency risk through transactions in foreign currency futures depends on the degree to which movements in the value of the currency underlying such hedging instrument correlate with movements in the value of the relevant securities held by the International
Index Master Portfolio. If the values of the securities being hedged do not move in the same amount or direction as the underlying currency, the hedging strategy for the International Index Master Portfolio might not be successful and the International Index
Master Portfolio could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the currency underlying a futures contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the International Index Master
Portfolio's overall return could be less than if the hedging transactions had not been undertaken.

Under certain extreme market conditions, it is possible that the International Index Master Portfolio will not be able to establish hedging positions, or that any hedging strategy adopted will be insufficient to completely protect the International Index Master
Portfolio.

The International Index Master Portfolio will purchase or sell futures contracts only if, in BGFA's judgment, there is expected to be a sufficient degree of correlation between movements in the value of such instruments and changes in the value of the relevant portion of the International Index Master Portfolio's portfolio for the hedge to be effective. There can be no assurance that BGFA's judgment will be accurate.

Potential Lack of a Liquid Secondary Market. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements.
This could require the International Index Master
Portfolio to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market may be lacking. Prior to exercise or expiration, a futures position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While the International Index Master Portfolio will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In such event it may not be possible to close out a position held by the International Index Master Portfolio, which could require the International Index Master Portfolio to purchase or sell the instrument underlying the position, make or receive a cash settlement or meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the International Index Master
Portfolio's ability effectively to hedge its securities, or the relevant portion thereof.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Trading and Position Limits. Each contract market on which futures contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. "Shares" means the equal proportionate transferable units of interest into which the beneficial interest of each Series or Class is divided from time to time
(including whole Shares and fractions of Shares).
BGFA does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the International Index Master
Portfolio's investments.

Regulations on the Use of Futures Contracts.
Regulations of the CFTC require that the International
Index Master Portfolio enter into transactions in futures contracts for hedging purposes only, in order to assure that it is not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations require that all short futures positions be entered into for the purpose of hedging the value of investment securities held by the International
Index Master Portfolio, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained for the International Index Master
Portfolio, and accrued profits on such positions. In addition, the International Index Master Portfolio may not purchase or sell such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on its existing futures positions and premiums paid for options on futures contracts would exceed 5% of the market value of the International Index Master Portfolio's total assets.

When the International Index Master Portfolio purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be segregated with the International Index Master
Portfolio's custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

The International Index Master Portfolio's ability to engage in the hedging transactions described herein may be limited by the policies and concerns of various
Federal and state regulatory agencies.

BGFA uses a variety of internal risk management procedures to ensure that derivatives use is consistent with the International Index Master
Portfolio's investment objective, does not expose the International Index Master Portfolio to undue risk and is closely monitored. These procedures include providing periodic reports to the board of trustees concerning the use of derivatives.

Foreign Obligations and Securities.

The foreign securities in which the International
Index Master Portfolio may invest include common stocks, preferred stocks, warrants, convertible securities and other securities of issuers organized under the laws of countries other than the United
States. Such securities also include equity interests in foreign investment funds or trusts, real estate investment trust securities and any other equity or equity-related investment whether denominated in foreign currencies or U.S. dollars.

The International Index Master Portfolio may invest in foreign securities through American Depository
Receipts ("ADRs"), Canadian Depository Receipts
(''CDRs''), European Depository Receipts ("EDRs"),
International Depository Receipts ("IDRs") and Global
Depository Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S.
bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in US. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

For temporary defensive purposes, the International
Index Master Portfolio may invest in fixed income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

From time to time, investments in other investment companies may be the most effective available means by which the International Index Master Portfolio may invest in securities of issuers in certain countries.
Investment in such investment companies may involve the payment of management expenses and, in connection with some purchases, sales loads, and payment of substantial premiums above the value of such companies' portfolio securities. At the same time, the International Index Master Portfolio would continue to pay its own management fees and other expenses.

Investment income on certain foreign securities in which the International Index Master Portfolio may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the International Index Master Portfolio would be subject.

The International Index Master Portfolio's investments in foreign securities involve currency risks. The
U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. To attempt to minimize risks to the International Index
Master Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies, the International Index Master Portfolio may engage in foreign currency transactions on a spot
(i.e., cash) basis and may purchase or sell forward foreign currency exchange contracts ("forward contracts"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date that is individually negotiated and privately traded by currency traders and their customers. The International Index Master Portfolio may also purchase and sell foreign currency futures contracts (see "Purchase and Sale of Currency Futures
Contracts").

Forward contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is traded at a net price without commission. The International Index Master
Portfolio will direct its custodian, to the extent required by applicable regulations, to segregate high grade liquid assets in an amount at least equal to its obligations under each forward contract. Neither spot transactions nor forward contracts eliminate fluctuations in the prices of the International Index
Master Portfolio's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The International Index Master Portfolio may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security (a
"transaction hedge"). In addition, when BGFA believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the International Index Master Portfolio's securities denominated in such foreign currency, or when BGFA believes that the U.S. dollar may suffer a substantial decline against the foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a
"position hedge").

The International Index Master Portfolio may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where BGFA believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the portfolio securities are denominated (a "cross-hedge").

Foreign currency hedging transactions are an attempt to protect the International Index Master Portfolio against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position.
Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amount and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and date it matures.

The International Index Master Portfolio's custodian will, to the extent required by applicable regulations, segregate cash, U.S. Government securities or other high-quality debt securities having a value equal to the aggregate amount of the International Index Master Portfolio's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the value of the segregated securities will equal the amount of the International Index Master Portfolio's commitments with respect to such contracts.

The cost to the International Index Master Portfolio of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange usually are conducted on a principal basis, no fees or commissions are involved. BGFA considers on an ongoing basis the creditworthiness of the institutions with which the International Index Master Portfolio enters into foreign currency transactions. The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. If a devaluation generally is anticipated, the International Index
Master Portfolio may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

Hedging and Related Strategies.

The International Index Master Portfolio may attempt to protect the U.S. dollar equivalent value of one or more of its investments (hedge) by purchasing and selling foreign currency futures contracts and by purchasing and selling currencies on a spot (i.e., cash) or forward basis. Foreign currency futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of currency at a specified future time and at a specified price.
Although such futures contracts by their terms call for actual delivery or acceptance of currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

The International Index Master Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date either with respect to specific transactions or with respect to portfolio positions. For example, the International Index Master Portfolio may enter into a forward currency contract to sell an amount of a foreign currency approximating the value of some or all of the Master Portfolio's securities denominated in such currency. The International Index Master
Portfolio may use forward contracts in one currency or a basket of currencies to hedge against fluctuations in the value of another currency when BGFA anticipates there will be a correlation between the two and may use forward currency contracts to shift the International Index Master Portfolio's exposure to foreign currency fluctuations from one country to another. The purpose of entering into these contracts is to minimize the risk to the International Index
Master Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies.

BGFA might not employ any of the strategies described above, and there can be no assurance that any strategy used will succeed. If BGFA incorrectly forecasts exchange rates, market values or other economic factors in utilizing a strategy for the International
Index Master Portfolio, the Master Portfolio might have been in a better position had it not hedged at all. The use of these strategies involves certain special risks, including (1) the fact that skills needed to use hedging instruments are different from those needed to select the International Index Master
Portfolio's securities, (2) possible imperfect correlation, or even no correlation, between price movements of hedging instruments and price movements of the investments being hedged, (3) the fact that, while hedging strategies can reduce the risk of loss, they can also reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments and (4) the possible inability of the International Index Master Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the International Index Master
Portfolio to sell a portfolio security at a disadvantageous time, due to the need for the International Index Master Portfolio to maintain
"cover" or to segregate securities in connection with hedging transactions and the possible inability of the International Index Master Portfolio to close out or to liquidate its hedged position.

New financial products and risk management techniques continue to be developed. The International Index
Master Portfolio may use these instruments and techniques to the extent consistent with its investment objectives and regulatory and tax considerations.

Privately Issued Securities.

The International Index Master Portfolio may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule
144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary.
Delay or difficulty in selling such securities may result in a loss to the International Index Master
Portfolio. Privately issued or Rule 144A securities that are determined by BGFA to be "illiquid" are subject to the International Index Master Portfolio's policy of not investing more than 15% of its net assets in illiquid securities. BGFA, under guidelines approved by board of trustees of MIP, will evaluate the liquidity characteristics of each Rule 144A
Security proposed for purchase by the International
Index Master Portfolio on a case-by-case basis and will consider the following factors, among others, in their evaluation: (i) the frequency of trades and quotes for the Rule 144A Security; (ii) the number of dealers willing to purchase or sell the Rule 144A
Security and the number of other potential purchasers;
(iii) dealer undertakings to make a market in the Rule
144A Security; and (iv) the nature of the Rule 144A
Security and the nature of the marketplace trades
(e.g., the time needed to dispose of the Rule 144A
Security, the method of soliciting offers and the mechanics of transfer).

U.S. Equity Index and International Index Master
Portfolios

The U.S. Equity Index Master Portfolio and the
International Index Master Portfolio (each, a "Master
Portfolio") may invest in the securities described below.

Short-Term Instruments and Temporary
Investments.

The Master Portfolio may invest in high-quality money market instruments on an ongoing basis to provide liquidity, for temporary purposes when there is an unexpected level of interestholder purchases or redemptions or when "defensive" strategies are appropriate. The instruments in which the Master
Portfolio may invest include: (i) short-term obligations issued or guaranteed by the U.S.
Government, its agencies or instrumentalities
(including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal
Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Company (the "FDIC"); (iii) commercial paper rated at the date of purchase "Prime-
1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by BGFA;
(iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and (vi) short-term, U.S.
dollar-denominated obligations of foreign banks
(including U.S. branches) that at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of BGFA are of comparable quality to obligations of U.S. banks which may be purchased by the Master Portfolio.

Bank Obligations. The Master Portfolio may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits ("TDs") are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. TDs which may be held by the Master
Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association
Insurance Fund administered by the FDIC. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal
Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve
System only if they elect to join. In addition, state banks whose CDs may be purchased by the Master
Portfolio are insured by the FDIC (although such insurance may not be of material benefit to the Master
Portfolio, depending on the principal amount of the CDs of each bank held by the Master Portfolio) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Master Portfolio generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower and are subject to other regulation designed to promote financial soundness.
However, not all of such laws and regulations apply to the foreign branches of domestic banks.

Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank

Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office.
A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to:
(i) pledge to the regulator by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (ii) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, BGFA carefully evaluates such investments on a case-by-case basis.

The Master Portfolio may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, which are members of the FDIC, provided such Master
Portfolio purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings
Association Insurance Fund administered by the FDIC.
Interest payments on such a CD are not insured by the FDIC. No Master Portfolio will own more than one such CD per such issuer.

Commercial Paper and Short-Term Corporate Debt
Instruments. The Master Portfolio may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. BGFA monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Master Portfolio also may invest in
non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Master
Portfolio will invest only in such corporate bonds and debentures that are deemed appropriate by BGFA in accordance with Rule 2a-7 under the 1940 Act.
Subsequent to its purchase by the Master Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Master Portfolio. BGFA will consider such an event in determining whether the Master Portfolio should continue to hold the obligation. To the extent the Master Portfolio continues to hold such obligations, it may be subject to additional risk of default.

U.S. Government Obligations. The Master Portfolio may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Repurchase Agreements

The Master Portfolio may engage in a repurchase agreement with respect to any security in which it is authorized to invest, although the underlying security may mature in more than thirteen months. The Master
Portfolio may enter into repurchase agreements wherein the seller of a security to the Master Portfolio agrees to repurchase that security from the Master
Portfolio at a mutually agreed-upon time and price that involves the acquisition by the Master Portfolio of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Master
Portfolio's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. The Master Portfolio's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Master
Portfolio under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Master Portfolio. The Master Portfolio may enter into repurchase agreements only with respect to securities of the type in which it may invest, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below resale price. BGFA monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the Master Portfolio in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Master Portfolio may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Master Portfolio in connection with insolvency proceedings), it is the policy of the Master Portfolio to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Master
Portfolio considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements. Repurchase agreements are considered to be loans by the Master
Portfolio under the 1940 Act.

Floating- and Variable-Rate Obligations.

The Master Portfolio may purchase floating- and variable-rate obligations. The Master Portfolio may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit the Master Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Master Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Master Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Master Portfolio may invest in obligations, which are not so rated, only if BGFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which each Master
Portfolio may invest.  BGFA, on behalf of the Master
Portfolio, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Master
Portfolio's portfolio. Each Master Portfolio will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided an active secondary market exists.



Illiquid Securities.

The Master Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Master Portfolio cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

Investment Company Securities.

The Master Portfolio may invest in securities issued by other open-end, management investment companies to the extent permitted under the 1940 Act. As a general matter, under the 1940 Act investment in such securities is limited to: (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's net assets with respect to any one investment company and (iii) 10% of the Master
Portfolio's net assets with respect to all such companies in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. The Master Portfolio may also purchase interests of exchange-listed closed-end funds to the extent permitted under the 1940 Act.

Loans of Portfolio Securities.

The Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if cash, U.S.
Government securities or other high quality debt obligations equal to at least 100% of the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Master Portfolio with respect to the loan is maintained with the Master Portfolio. In determining whether or not to lend a security to a particular broker, dealer or financial institution, BGFA considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. The
Master Portfolio does not enter into any portfolio security lending arrangements having a duration longer than one year. Any securities that the Master
Portfolio receives as collateral do not become part of its portfolio at the time of the loan and, in the event of a default by the borrower, the Master
Portfolio will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Master Portfolio is permitted to invest. During the time securities are on loan, the borrower will pay the Master Portfolio any accrued income on those securities, and the Master Portfolio may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. The Master
Portfolio will not lend securities having a value that exceeds one-third of the current value of its respective total assets. Loans of securities by the Master Portfolio are subject to termination at the Master Portfolio or the borrower's option. The Master
Portfolio may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers are not permitted to be affiliated, directly or indirectly, with the Master Portfolio or BGFA.

Forward Commitments, When-Issued Purchases and
Delayed-Delivery Transactions.

The Master Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Master Portfolio will generally purchase securities with the intention of acquiring them, the Master Portfolio may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the adviser. Securities purchased on a when-issued or forward commitment basis may expose the Master Portfolio to risk because they may experience such fluctuations prior to their actual delivery.
Purchasing securities on a when-issued or forward-commitment basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.

The Master Portfolio will segregate cash, U.S.
Government obligations or other high-quality debt instruments in an amount at least equal in value to the Master Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, the Master Portfolio will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

Future Developments.

The Master Portfolio may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Master Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Master Portfolio's investment objective and legally permissible for the Master
Portfolio. Before entering into such transactions or making any such investment, the Master Portfolio will provide appropriate disclosure in its prospectus.

Portfolio Characteristics and Policies

Each of the funds and the Master Portfolios is diversified under the federal securities laws and regulations.

Because the structures of the Master Portfolios are based on the relative market capitalizations of eligible holdings, it is possible that a Master
Portfolio might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Portfolio and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable.
However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Portfolios and the anticipated amount of the assets intended to be invested in such securities, management does not anticipate that the Master
Portfolios will include as much as 5% of the voting securities of any issuer.

The fund will not incur any brokerage or other costs in connection with the purchase or redemption of shares of the Master Portfolio, except if the fund receives securities or currencies from a Master
Portfolio to satisfy the fund's redemption request.

INVESTMENT LIMITATIONS

Futures Contracts

The Master Portfolio may enter into futures contracts and options on futures contracts only for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price.
Futures contracts that are standardized as to maturity date and underlying financial instruments are traded on national futures exchanges. A Master Portfolio will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts.
Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements that are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to a Master
Portfolio. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Master Portfolios expect to earn income on their margin deposits. To the extent a Master Portfolio invests in futures contracts and options thereon for other than bona fide hedging purposes, no Master Portfolio will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Master Portfolio's net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the SEC, the Master Portfolios may be required to maintain segregated accounts consisting of liquid assets, such as cash or liquid securities (or, as permitted under applicable regulation, enter into offsetting positions) in connection with their futures contract transactions in order to cover their obligations with respect to such contracts.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market.
However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Master
Portfolio would continue to be required to make variation margin deposits. In such circumstances, if a Master Portfolio has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

Cash Management Practices

Each fund and the Master Portfolios engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where
BGFA believes liquidity is necessary or desirable.
For example, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant. All the Portfolios and Master Funds may invest cash in short-term repurchase agreements.

The aggregate amount of expenses for the fund and the Master Portfolio may be greater than it would be if the fund were to invest directly in the securities held by the Master Portfolios. However, the total expense ratios for the fund and the Master Portfolios are expected to be less over time than such ratios would be if the fund were to invest directly in the underlying securities. This arrangement enables institutional investors, including the fund, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master
Portfolio, including the fund, will pay its proportionate share of the expenses of that Master
Portfolio.

The shares of the Master Portfolio will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Portfolio by other institutional investors offers potential benefits to the Master Portfolio and through their investment in the Master Portfolio, the fund also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Portfolio. Also, if an institutional investor were to redeem its interest in a Master Portfolio, the remaining investors in that Master Portfolio could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master
Portfolio than the corresponding Feeder Fund could have effective voting control over the operation of the Master Portfolio.

If the board of trustees of the fund determines that it is in the best interest of the fund, the fund may withdraw its investment in the Master Portfolio at any time. Upon any such withdrawal, the board would consider what action the fund might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the fund, which might not be possible, or retaining an investment advisor to manage the fund's assets in accordance with its own investment objective, possibly at increased cost. Shareholders of the fund will receive written notice thirty days prior to the effective date of any changes in the investment objective of its corresponding Master
Portfolio. A withdrawal by a fund of its investment in the corresponding Master Portfolio could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the fund. Should such a distribution occur, the fund could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a fund could result in a less diversified portfolio of investments and could affect adversely the liquidity of the fund. Moreover, a distribution in kind by a Master Portfolio to a fund may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to such fund. Any net capital gains so realized will be distributed to that fund's shareholders.

Shareholder Rights

Whenever the fund, as an investor in its corresponding
Master Portfolio, is asked to vote on a shareholder proposal, the respective fund will solicit voting instructions from the fund's shareholders with respect to the proposal. The trustees of the trust will then vote the fund's shares in the Master Portfolio in accordance with the voting instructions received from the fund's shareholders. The trustees of the trust will vote shares of the fund for which they receive no voting instructions in accordance with their best judgment.

INVESTMENT RESTRICTIONS OF THE FUNDS

Each fund has adopted the following investment restrictions for the protection of shareholders.
Although the fund currently will invest all of its assets in the Master Portfolio, the board of trustees intends to maintain the following additional investment restrictions. To the extent that the fund's restrictions listed are inconsistent with the Master Portfolios, the Master Portfolios restrictions are controlling. Restrictions 1 through 7 below cannot be changed without approval by the holders of a majority of the outstanding shares of the fund, defined as the lesser of (a) 67% or more of the fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the fund's outstanding shares. The remaining restrictions may be changed by the fund's board of trustees at any time.
In accordance with these restrictions, the fund will not:

1.	Invest in a manner that would cause it to fail
to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

2.	Issue "senior securities" as defined in the 1940
Act, and the rules, regulations and orders thereunder, except as permitted under the 1940
Act and the rules, regulations and orders thereunder.

3.	Invest more than 25% of its total assets in
securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

4.	Borrow money, except that (a) the fund may
borrow from banks for temporary or emergency
(not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.

5.	Make loans.  This restriction does not apply to:
(a) the purchase of debt obligations in which the fund may invest consistent with its investment objective and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

6.	Engage in the business of underwriting
securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities
Act of 1933, as amended, in disposing of portfolio securities.

7. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from: (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies); or (d) investing in real estate investment trust securities.

8.	Purchase any securities on margin (except for
such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except
"against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

9.	Invest in oil, gas or other mineral exploration
or development programs.

10.	Purchase or otherwise acquire any security if,
as a result, more than 15% of its net assets would be invested in securities that are illiquid.

11.	Invest for the purpose of exercising control of
management.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

INVESTMENT RESTRICTIONS OF THE U.S. EQUITY INDEX
MASTER PORTFOLIO

The U.S. Equity Index Master Portfolio has adopted the following investment restrictions as fundamental policies. These restrictions cannot be changed, as to the Master Portfolio, without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding voting securities. The
Master Portfolio may not:

1.	Invest more than 5% of its assets in the
obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitation.

2.	Hold more than 10% of the outstanding voting
securities of any single issuer.  This
Investment Restriction applies only with respect to 75% of its total assets.

3.	Invest in commodities, except that the Master
Portfolio may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

4.	Purchase, hold or deal in real estate, or oil,
gas or other mineral leases or exploration or development programs, but the Master portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

5.	Borrow money, except to the extent permitted
under the 1940 Act provided  that the Master
Portfolio may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets. For purposes of this investment restriction, the Master Portfolio's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing to the extent certain segregated accounts are established and maintained by the Master Portfolio.

6.	Make loans to others, except through the
purchase of debt obligations and the entry into repurchase agreements. However, the Master
Portfolio may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange
Commission and the MIP's board of trustees.

7.	Act as an underwriter of securities of other
issuers, except to the extent the Master
Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

8.	Invest 25% or more of its total assets in the
securities of issuers in any particular industry or group of closely related industries except that there shall be no limitation with respect to investments in (i) obligations of the U.S.
Government, its agencies or instrumentalities
(ii) any industry in which the Wilshire 4500
Index becomes concentrated to the same degree during the same period, the Master Portfolio will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently large that 25% or more of its total assets would be invested in a single industry.

9. 	Issue any senior security (as such term is
defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 3 and 5 may be deemed to give rise to a senior security.

The U.S. Equity Index Master Portfolio has adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without interestholder approval by a vote of a majority of the trustees of MIP, at any time. The Master Portfolio is subject to the following investment restrictions, all of which are non-fundamental policies.

1.	The Master Portfolio may invest in shares of
other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Master
Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's net assets with respect to any one investment company and (iii) 10% of the Master Portfolio's net assets in the aggregate.
Other investment companies in which the Master
Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Master
Portfolio.

2. The Master Portfolio may not invest more than 15% of the Master Portfolio's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

3. The Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the fund's total assets.
Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

INVESTMENT RESTRICTIONS OF THE INTERNATIONAL INDEX
MASTER PORTFOLIO

The International Index Master Portfolio has adopted the following investment restrictions as fundamental policies. These restrictions cannot be changed, as to the Master Portfolio, without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding voting securities. The
Master Portfolio may not:

1. 	Invest more than 5% of its assets in the
obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the US. Government or its agencies or instrumentalities may be purchased, without regard to any such limitation. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

2. Hold more than 10% of the outstanding voting securities of any single issuer. This
Investment Restriction applies only with respect to 75% of its total assets.

3. 	Invest in commodities, except that the Master
Portfolio may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indices.

4. 	Purchase, hold or deal in real estate, or oil,
gas or other mineral leases or exploration or development program, but the Master Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

5. 	Borrow money, except to the extent permitted
under the 1940 Act provided that the Master
Portfolio may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets. For purposes of this investment restriction, the Master Portfolio's entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing to the extent certain segregated accounts are established and maintained by the Master Portfolio.

6. 	Make loans to others, except through the
purchase of debt obligations and the entry into repurchase agreements. However, the Master
Portfolio may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange
Commission and the MIP's board of trustees.

7.	Act as an underwriter of securities of other
issuers, except to the extent the Master
Portfolio may be deemed an underwriter under the 1933 Act, as amended, by virtue of disposing of portfolio securities.

8. 	Invest 25% or more of its total assets in the
securities of issuers in any particular industry or group of closely related industries except that there shall be no limitation with respect to investments in (i) obligations of the US.
Government, its agencies or instrumentalities
(ii) any industry in which the EAFE Free Index becomes concentrated to the same degree during the same period, the Master Portfolio will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently large that 25% or more of its total assets would be invested in a single industry.

9. 	Issue any senior security (as such term is
defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 3 and 5 may be deemed to give rise to a senior security.

The International Index Master Portfolio has adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without interestholder approval by a vote of a majority of the trustees of MIP, at any time. The
Master Portfolio is subject to the following investment restrictions, all of which are non-fundamental policies.

1. 	The Master Portfolio may invest in shares of
other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Master
Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's net assets with respect to any one investment company, and (iii) 10% of the Master Portfolio's net assets in the aggregate.
Other investment companies in which the Master
Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Master
Portfolio.

2. 	The Master Portfolio may not invest more than
15% of its net assets in illiquid securities.
For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

3. 	The Master Portfolio may lend securities from
its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The
Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

RISK CONSIDERATIONS

U.S. EQUITY INDEX MASTER PORTFOLIO

General-The value of the U.S. Equity Index Master
Portfolio's interests is neither insured nor guaranteed, is not fixed and should be expected to fluctuate.

Equity Securities-The stock investments of the Master
Portfolio are subject to equity market risk. Equity market risk is the possibility that common stock prices will fluctuate or decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. In addition, many of the companies whose securities comprise the Wilshire 4500 Index are small- to medium-sized companies which, historically, have been more susceptible to market fluctuations than securities of larger capitalization companies such as those comprising the S&P 500 Index. As of the date of this registration statement, the U.S. stock market, as measured by the Wilshire 5000 Index and other commonly used indices, was trading at or close to record levels. There can be no assurance that these record levels will continue.

Debt Securities-The debt instruments in which the Master Portfolio may invest are subject to credit and interest rate risk. Credit risk is the risk that issuers of debt instruments may default on the payment of principal and/or interest. Interest-rate risk is the risk that increases in market interest rates may adversely affect the value of debt instruments. The value of debt instruments generally changes inversely to market interest rates. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of debt instruments. Although some debt instruments are guaranteed by the U.S. Government, its agencies or instrumentalities, such instruments are subject to interest rate risk and the market value of these instruments will fluctuate. No assurance can be given that the U.S. Government, would provide financial support to the agencies or instrumentalities that issue or guarantee these instruments where it is not obligated to do so.

INTERNATIONAL INDEX MASTER PORTFOLIO

General-The value of the International Index Master
Portfolio's interests is neither insured nor guaranteed, is not fixed and should be expected to fluctuate.

Equity Securities-The stock investments of the Master
Portfolio are subject to equity market risk. Equity market risk is the possibility that common stock prices will fluctuate or decline over short or even extended periods. International stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. In addition, many of the companies whose securities comprise the EAFE Free Index are small to medium size companies which, historically, have been more susceptible to market fluctuations than securities of larger capitalization companies.

Foreign Investment Risk-The Master Portfolio invests substantially all of its assets in foreign securities.
This means the Master Portfolio can be affected by the risks of foreign investing, including changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment; repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; volatility from lack of liquidity; different settlement practices or delayed settlements in some markets; difficulty in getting complete and accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic and social instability, and difficulty enforcing legal rights outside the U.S.

In addition, many foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000, which could result in difficulty pricing foreign investments and failure by foreign issuers to pay timely dividends, interest or principal. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S.
investments.

Issuer-Specific Changes-Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities.

Small Company Investing-The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks.
Smaller issuers can have more limited product lines, markets and financial resources.

Other Investment Considerations-The Master Portfolio may enter into transactions in futures contracts and options on futures contracts, each of which involves risk. The futures contracts and options on futures contracts that the Master Portfolio may purchase may be considered derivatives. Derivatives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indices or rates. The Master Portfolio intends to use futures contracts and options as part of its short-term liquidity holdings and/or substitutes for comparable market positions in the underlying securities. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms.

Securities Loans

The Master Portfolios are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Master
Portfolios may earn additional income from lending securities, such activity is incidental to their investment objectives. The value of securities loaned may not exceed 33 1/3% of the value of each Master
Portfolio's total assets. In connection with such loans, the Master Portfolio will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Master
Portfolio will be able to terminate the loan at any time, will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, a Master Portfolio could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures.

The funds and the trust bear all of their own costs and expenses, including: services of its independent accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular fund or Master Portfolio are so allocated.

TRUSTEES OF THE TRUST AND EXECUTIVE OFFICERS OF THE
FUND

The names of the trustees of the trust and executive officers of the fund, together with information as to their principal business occupations, are set forth below. The executive officers of the fund are employees of organizations that provide services to the fund. Each trustee who is an "interested person" of the trust, as defined in the 1940 Act, is indicated by an asterisk. The address of the "non-interested" trustees and the executive officers of the fund is 7
World Trade Center, New York, New York 10048, unless otherwise indicated.

Herbert Barg, Trustee (Age 77).  Private Investor.
His address is 273 Montgomery Avenue, Bala Cynwyd,
Pennsylvania 19004. Director/Trustee of sixteen investment companies associated with Citigroup Inc.
("Citigroup").

*Alfred J. Bianchetti Trustee (Age 78).  Retired;
formerly Senior Consultant to Dean Witter Reynolds
Inc.  His address is 19 Circle End Drive, Ramsey, New
Jersey 07466. Director/Trustee of eleven investment companies associated with Citigroup.

Martin Brody Trustee (Age 79).  Consultant, HMK
Associates; Retired Vice Chairman of the Board of
Restaurant Associates Corp.  His address is c/o HMK
Associates, 30 Columbia Turnpike, Florham Park, New
Jersey 07932. Director/Trustee of twenty investment companies associated with Citigroup.

Dwight B. Crane Trustee (Age 63).  Professor, Harvard
Business School.  His address is c/o Harvard Business
School, Soldiers Field Road, Boston, Massachusetts
02163. Director/Trustee of twenty-three investment companies associated with Citigroup.

Burt N. Dorsett Trustee (Age 70).  Managing Partner of
Dorsett McCabe Management. Inc., an investment counseling firm; Director of Research Corporation
Technologies, Inc., a nonprofit patent clearing and licensing firm. His address is 201 East 62nd Street,
New York, New York 10021. Director/Trustee of eleven investment companies associated with Citigroup.

Elliot S. Jaffe Trustee (Age 74).  Chairman of the
Board and President of The Dress Barn, Inc. His address is 30 Dunnigan Drive, Suffern, New York 10901.
Director/Trustee of eleven investment companies associated with Citigroup.

Stephen E. Kaufman Trustee (Age 69). Attorney. His address is 277 Park Avenue, New York, New York 10172.
Director/Trustee of thirteen investment companies associated with Citigroup.

Joseph J. McCann Trustee (Age 70).  Financial
Consultant; Retired Financial Executive, Ryan Homes,
Inc.  His address is 200 Oak Park Place, Pittsburgh,
Pennsylvania 15243. Director/Trustee of eleven investment companies associated with Citigroup.

*Heath B. McLendon Trustee (Age 67). Chairman of the
Board, President and Chief Executive Officer; Managing
Director of Salomon Smith Barney; President of SBFM and Travelers Investment Adviser, Inc. ("TIA");
Chairman or Co-Chairman of the Board of seventy seven investment companies associated with Salomon Smith
Barney. His address is 7 World Trade Center, New York,
New York 10048.

Cornelius C. Rose, Jr. Trustee (Age 67).  President,
Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Director of Performance
Learning Systems, an educational consultant. His address is Meadowbrook Village, Building 4, Apt 6,
West Lebanon, New Hampshire 03784. Director/Trustee of eleven investment companies associated with Citigroup.

Lewis E. Daidone (Age 43). Managing Director of
Salomon Smith Barney; Chief Financial Officer of the
Smith Barney mutual funds; Treasurer and Senior Vice
President or Executive Vice President of eighty-three investment companies associated with Citigroup;
Director and Senior Vice President of SBFM and TIA.
His address is 125 Broad Street, New York, New York
10004.

Irving David (Age 40). Controller; Director of Salomon
Smith Barney; Controller or Assistant Treasurer of fifty-three investment companies associated with
Citigroup. His address is 125 Broad Street, New York,
New York 10004.

Christina T. Sydor (Age 50) Secretary; Managing
Director of Salomon Smith Barney; Secretary of sixty investment companies associated with Citigroup;
General Counsel and Secretary of SBFM and TIA. Her address is 7 World Trade Center, New York, New York
10048.

No officer, trustee or employee of Salomon Smith
Barney or any of its affiliates receives any compensation from the trust for serving as an officer of the funds or trustee of the trust. The trust pays each trustee who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $14,000 per annum plus $1,000 per in-person meeting and $100 per telephonic meeting.
Each Trustee emeritus who is not an officer, director or employee of Salomon Smith Barney or its affiliates receives a fee of $6,000 per annum plus $500 per in-person meeting and $50 per telephonic meeting. All
Trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings. The total expense reimbursement for the last fiscal year was $7,348.

For the fiscal year ended December 31, 2000, the trustees of the trust were paid the following compensation:





Name of Person



Aggregate
Compensat
ion
From
Trust

Total
Pension or
Retirement
Benefits
Accrued
As part of
Trust
Expenses

Compensation
From Trust
and Fund
Complex
Paid to
Trustees

Number of
Funds for Which  DirecD
Trustee Serves Within
Fund Complex


Herbert Barg**
Alfred
Bianchetti*
Martin Brody**
Dwight B.
Crane**
Burt N.
Dorsett**
Elliot S.
Jaffe**
Stephen E.
Kaufman**
Joseph J.
McCann**
Heath B.
McLendon*
Cornelius C.
Rose, Jr.**

$17,300
  17,209
 14,300
 17,309
 17,309
  17,100
 17,309
 17,309
-----
  17,309


$ 0
0
0
0
0
0
0
0
0
0

$116,075
    58,900
  132,950
  153,175
   59,500
   58,700
  114,400
   59,500
------
  59,500

16
11
20
23
11
11
13
11
87
11


_________________
* 	Designated an "interested" trustee.
**	Designates member of Audit Committee.

Upon attainment of age 80, fund trustees are required to change to emeritus status. Trustees emeritus are entitled to serve in emeritus status for a maximum of 10 years. A trustee emeritus may attend meetings but has no voting rights.

The following table contains a list of shareholders of record or who beneficially owned at least 5% of the outstanding shares of a particular class of shares of the fund as of April 12, 2001.


U.S. 5000 INDEX FUND- 					U.S.
5000 INDEX FUND-
SMITH BARNEY SHARES					CITI
SHARES
PERCENTAGE OF SHARES 				PERCENTAGE
OF SHARES

Salomon Smith Barney Inc.
	Salomon Smith Barney Inc.
333 West 34th Street - 3rd Floor
	333 West 34th Street - 3rd Floor
New York, New York  10001-2483
	New York, New York  10001-2483
Owned 109,988.904 shares (15%)
	Owned 227.850 shares (94%)









INTERNATIONAL INDEX FUND
	INTERNATIONAL INDEX FUND
SMITH BARNEY SHARES					CITI
SHARES
PERCENTAGE OF SHARES 				PERCENTAGE
OF SHARES

Salomon Smith Barney Inc.
	Boston Financial Data Services
333 West 34th Street - 3rd Floor
	Dividend Reinvest Audit Account
New York, New York  10001-2483
	Smith Barney Asset Management
Owned 18,214.034 shares (5%)
	A/C #1
								Smith
Barney Int'l Index Fd-CitiShr
Smith Barney Multi Choice Trust
	2 Heritage Drive - 2nd Floor
Smith Barney Corporate Trust Co.
	North Quincy, MA  02171-2144
Two Tower Center						Owned
4.863 shares (10%)
PO Box 1063
East Brunswick, NJ  08816-1063
	Boston Financial Data Services
Owned 21,730.088 shares (6%)
	Dividend Reinvest Audit Account
								Smith
Barney Asset Management
Salomon Smith Barney Inc.
	A/C #2
333 West 34th  Street - 3rd Floor
	Smith Barney Int'l Index Fd-CitiShr
New York, New York  10001-2483
	2 Heritage Drive - 2nd Floor
Owned 50,414.938 shares (16%)				North
Quincy, MA  02171-2144
								Owned
4.956 shares (11%)
Salomon Smith Barney Inc.
333 West 34th Street - 3rd Floor
	Boston Financial Data Services
New York, New York  10001-2483
	Fiduciary Audit Account
Owned 16,152.634 shares (5%)
	Smith Barney Asset Management
								A/C #4
								Smith
Barney Int'l Index Fd-CitiShr
								2
Heritage Drive - 2nd Floor
								North
Quincy, MA  02171-2144
								Owned
4.956 shares (11%)

INVESTMENT MANAGEMENT AND OTHER SERVICES

Master Portfolio Adviser

Each Master Portfolio has substantially the same investment objectives as the corresponding fund.
Consequently, the funds do not have their own investment adviser. BGFA serves as the Master
Portfolios' Investment Adviser and provides investment guidance and policy direction for the Master
Portfolios.

BGFA makes no attempt to apply economic, financial or market analysis when managing the Master Portfolios.
BGFA selects securities because they will help the Master Portfolios achieve returns corresponding to the returns of the applicable index. The process reflects
BGFA's commitment to an objective and consistent investment management structure.

BGFA serves as investment adviser to the Master
Portfolios and the Underlying Portfolios. BGFA is a direct subsidiary of Barclays Global Investors, N.A.
(which, in turn, is an indirect subsidiary of Barclays
Bank PLC) and is located at 45 Fremont Street San
Francisco, CA 94105. As of December 31, 2000, BGFA and its affiliates provided investment advisory services for approximately $802 billion of assets under management.

BGFA provides the Master Portfolios and the Underlying
Portfolios with investment guidance and policy direction in connection with the daily portfolio management of each, subject to the supervision of MIP's board of trustees and in conformity with Delaware law and the stated policies of each such portfolio. BGFA furnishes to MIP's board of trustees periodic reports on the investment strategy and performance of the Master Portfolios and the Underlying Portfolios.

BGFA is entitled to receive monthly fees at the annual rate of 0.01% of the average daily net assets of the U.S. Equity Index Master Portfolio, 0.08% of the average daily net assets of the Extended Index Master
Portfolio and 0.05% of the average daily net assets of the S&P 500 Index Portfolio as compensation for its advisory services. The U.S. Equity Index Master
Portfolio bears its pro rata share of the advisory fees of the Underlying Portfolios. Based on these fee levels and the expected allocation of assets between the two Underlying Portfolios, the advisory fees payable to BGFA by the Master Portfolio on a combined basis will be approximately 0.07% of the average daily net assets of the Master Portfolio. As compensation for its advisory services to the International Index
Master Portfolio, BGFA is entitled to receive fees at an annual rate of 0.15% of the first $1 billion and 0.10% thereafter, of the International Index Master
Portfolio's average daily net assets. From time to time, BGFA may waive such fees in whole or in part.
Any such waiver will reduce the expenses of the Master
Portfolio and, accordingly, have a favorable impact on its performance.

Purchase and sale orders for portfolio securities of the Master Portfolios may be combined with those of other accounts that BGFA manages or advises, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When BGFA, subject to the supervision and the overall authority of MIP's board of trustees, determines that a particular security should be bought or sold for a Master Portfolio and other accounts managed by BGFA, it undertakes to allocate those transactions among the participants equitably.

BGFA may deal, trade and invest for its own account in the types of securities in which the Master Portfolio may invest. BGFA has informed MIP that in making its investment decisions it does not obtain or use material inside information in its possession.

Administrator - SBFM

SBFM serves as administrator to each fund pursuant to a written agreement (the "Administration Agreement").
SBFM is a wholly owned subsidiary of Salomon Smith
Barney Holdings Inc. ("Holdings"), which in turn, is a wholly owned subsidiary of Citigroup Inc. The administrator will pay the salary of any officer and employee who is employed by both it and the funds and bears all expenses in connection with the performance of its services.

As administrator SBFM: (a) assists in supervising all aspects of each fund's operations except those performed by other parties pursuant to written agreements; (b) supplies each fund with office facilities (which may be in SBFM's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of (i) the net asset value of shares of the fund, (ii) service fees, internal auditing and legal services, internal executive and administrative services, and stationary and office supplies; and (c) prepares reports to shareholders of each fund, tax returns and reports to and filings with the SEC and state blue sky authorities.

As compensation for administrative services rendered to each fund, the administrator will receive a fee computed daily and paid monthly at the annual rate of 0.15% of the value of each fund's average daily net assets.

Each fund bears expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of trustees who are not officers, directors/trustees, shareholders or employees of the administrator or its affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence; investor services (including allocated telephone and personnel expenses); costs of preparation and printing of prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or board of trustees of the fund.

Auditors

KPMG LLP, independent auditors, 757 Third Avenue, New
York, New York 10017, have been selected to serve as independent auditors of the trust and to render opinions on each fund's financial statements and financial highlights for the fiscal year ending
December 31, 2001. The Master Investment Portfolio has been audited by KPMG LLP, independent auditors, 3
Embarcadero Center, 21st Floor, San Francisco,
California 94111.

Counsel

Willkie Farr & Gallagher, 787 Seventh Avenue, New
York, New York 10019, serves as counsel to each fund.

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New
York, New York 10038, serves as counsel to the trustees who are not "interested persons" of each fund.

Custodian, Fund Accounting Services Agent and Sub-administrator of the Master Portfolio

Investors Bank & Trust Company  ("IBT"), 200 Clarendon
Street, Boston, MA 02116, serves as custodian of the assets of the funds and the Master Portfolio. As a result, IBT has custody of all securities and cash of the funds and the Master Portfolio, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the funds and the Master
Portfolio. The custodian has no responsibility for any of the investment policies or decisions of the funds and the Master Portfolio. IBT also acts as the fund's Accounting Services Agent.

IBT is not entitled to receive compensation for its custodial services so long as it is entitled to receive compensation for providing sub-administration services to the Master Portfolio.

Transfer Agent and Sub-Transfer Agent

Citi Fiduciary Trust Company, located at 125 Broad
Street, New York, New York 1004, serves as the funds' transfer and dividend-paying agent (the "transfer agent"). Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the funds, handles certain communications between shareholders and the funds, distributes dividends and distributions payable by the funds and produces statements with respect to account activity for the funds and their shareholders. For these services, the transfer agent receives fees from the funds computed on the basis of the number of shareholder accounts that the transfer agent maintains for the funds during the month and is reimbursed for out-of-pocket expenses.

Boston Financial Data Services ("BFDS" or "sub-transfer agent") located at P.O. Box 9083, Boston, Massachusetts 02205-9083, serves as the trust's sub-transfer agent. Under the sub-transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust and distributes dividends and distributions payable by the trust. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the trust during the month, and is reimbursed for out-of-pocket expenses.

Code of Ethics  Pursuant to Rule 17j-1 of the 1940
Act, the funds, their investment advisers and principal underwriter have adopted a code of ethics that permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the funds. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the code and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility. A copy of the funds' code of ethics is on file with the SEC.

Distributor

Salomon Smith Barney, Inc., located at 388 Greenwich
Street, New York, New York 10013 serves as distributor of the fund's shares pursuant to a distribution agreement with the trust (the "Distribution
Agreement").

When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The funds' board of trustees has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Administration and Distribution Agreements for continuance.
Shareholding Servicing Arrangements

To compensate Salomon Smith Barney for the services it provides to fund shareholders, each fund has adopted a service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the fund pays a service fee with respect to the Smith Barney Shares that is accrued daily and paid monthly, calculated at the annual rate of 0.20 % of the value of the fund's average daily net assets attributable to Smith Barney
Shares.  Citi Shares are not subject to a service fee.

For the fiscal years ended December 31, 1999 and 2000, the U.S. 5000 Index Fund paid service fees to Salomon Smith Barney totaling $215 and $12,311, respectively.

For the fiscal years ended December 31, 1999 and 2000, the International Index Fund paid service fees to Salomon Smith Barney totaling $124 and $3,320, respectively.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the board of trustees, including a majority of the trustees who are not interested persons of the trust and who have no direct or indirect financial interest in the operation of the Plan (the "Independent
Trustees"). The Plan may not be amended to increase the amount of the service fees without shareholder approval, and all amendments of the Plan also must be approved by the trustees including all of the Independent Trustees in the manner described above.
The Plan may be terminated with respect to the Smith
Barney Shares at any time, without penalty, by vote of a majority of the Independent Trustees or, with respect to any fund, by vote of a majority of the outstanding voting securities of the fund. Pursuant to the Plan, Salomon Smith Barney will provide the board of trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

Co-Administrators and Placement Agent of the Master
Portfolios

Stephens, Inc. ("Stephens"), and Barclays Global
Investors, N.A. ("BGI") serve as co-administrators on behalf of the Master Portfolios. Under the Co-
Administration Agreement between Stephens, BGI and the
Master Portfolios, Stephens and BGI provide the Master
Portfolios with administrative services, including:
(i) general supervision of the Master Portfolios' non-investment operations, coordination of the other services provided to the Master Portfolios; (ii) compilation of information for reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for the Master Portfolios; and (iii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to MIP's officers and board. Stephens also furnishes office space and certain facilities required for conducting the business of the Master Portfolios and compensates MIP's trustees, officers and employees who are affiliated with Stephens. In addition, Stephens and BGI will be responsible for paying all expenses incurred by the U.S. Equity Index Master
Portfolio other than the fees payable to BGFA of up to 0.01%. Stephens and BGI are entitled to receive a monthly fee, in the aggregate, at an annual rate of 0.01% of the average daily net assets of the U.S.
Equity Index Master Portfolio for providing administrative services and assuming expenses.

As compensation for administration services to International Index Master Portfolio, Stephens and BGI are entitled to receive a monthly fee, in the aggregate, at an annual rate of 0.10% of the first $1 billion and 0.07% thereafter of the Master Portfolio average daily net assets.

Stephens also acts as the placement agent of Master
Portfolio's shares pursuant to a Placement Agency
Agreement with the Master Portfolio.

PORTFOLIO TRANSACTIONS AND TURNOVER

BGFA assumes general supervision over placing orders on behalf of the Master Portfolios for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of BGFA and in a manner deemed fair and reasonable to interestholders. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Master Portfolios. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The primary consideration is prompt execution of orders at the most favorable net price. Certain of the brokers or dealers with whom the Master Portfolios may transact business offer commission rebates to the Master Portfolios. BGFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates over 100% are likely to result in comparatively greater brokerage expenses.

The Master Portfolios have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Master Portfolios' board of trustees, BGFA as advisor is responsible for the Master Portfolios' investment portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Master Portfolios to obtain the best results taking into account the broker/dealer's general execution and operational facilities, the type of transaction involved and other factors such as the broker/dealer's risk in positioning the securities involved. While BGFA generally seeks reasonably competitive spreads or commissions, the Master Portfolios will not necessarily be paying the lowest spread or commission available. BGFA may from time to time execute transactions on behalf of and for the account of the Master Portfolio with brokers or dealers that are affiliated with BGFA.

Purchase and sale orders of the securities held by the Master Portfolios may be combined with those of other accounts that BGFA manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When
BGFA determines that a particular security should be bought or sold for the Master Portfolios and other accounts managed by BGFA, BGFA undertakes to allocate those transactions among the participants equitably.
Under the 1940 Act, persons affiliated with the Master
Portfolios such as Stephens, BGFA and their affiliates are prohibited from dealing with the Master Portfolios as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

Except in the case of equity securities purchased by the Master Portfolios, purchases and sales of securities usually will be principal transactions.
Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Master Portfolios also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities, adjustable rate mortgage securities
("ARMS"), municipal obligations, and collateralized mortgage obligations ("CMOs") are traded on a net basis and do not involve brokerage commissions.
The cost of executing the Master Portfolios' investment portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions.

Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services.
Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or BGI. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for portfolio securities of the Master Portfolio, BGFA is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that BGFA seeks to execute each transaction at a price and commission, if any, that provides the most favorable total cost or proceeds reasonably attainable in the circumstances.
While BGFA generally seeks reasonably competitive spreads or commissions, the Master Portfolios will not necessarily be paying the lowest spread or commission available. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Master
Portfolios. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Master Portfolios' board of trustees.

Certain of the brokers or dealers with whom the Master
Portfolios may transact business offer commission rebates to the Master Portfolios. BGFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commission paid by other institutional
PURCHASE OF SHARES

Detailed information about the purchase, redemption and exchange of shares of each Fund appears in the prospectus.

General

The funds offer two classes of shares, Smith Barney
Shares and Citi Shares. Both Smith Barney  Shares and
Citi Shares of the funds are sold at net asset value without an initial sales charge. There are no deferred sales charges when you sell your shares. However, as indicated in the funds' Prospectuses, each fund charges a redemption fee, payable to the fund, on the sale or exchange of any shares that have been held for less than 180 days.

Smith Barney Shares may be purchased from Salomon
Smith Barney, or a broker/dealer, financial intermediary or financial institution (each called a "Service Agent"). In addition, certain investors, including qualified retirement plans purchasing through certain Service Agents, may purchase shares directly from the fund. Salomon Smith Barney and Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds
Smith Barney Shares. Smith Barney Shares held directly at the sub-transfer agent are not subject to a maintenance fee.

Citi Shares may be purchased from the Distributor or a Service Agent. Citi Shares also may be purchased through the Cititrade Program by customers that have established a Cititrade Account. For more detailed information on how to open a Cititrade Account, please visit the Cititrade website at www.mycititrade.com or call a Cititrade account representative at 1-888-663-
CITI [2484].

During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone or Internet exchange or redemption. In such an event, another method of instruction, if available, should be considered. The funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a shareholder's identity by asking for the shareholder's name, address, telephone number, Social Security number, account number, or password identification number. If these or other reasonable procedures are not followed, the funds or their transfer agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.

Investors may open an account in each fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed
Retirement Plan, in the fund. Subsequent investments of at least $50 may be made for each Class. For shareholders purchasing shares of a fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement and subsequent investment requirement for each Class is $25. For shareholders purchasing shares of a fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required and the subsequent investment requirement for each Class is $50. There are no minimum investment requirements for employees of Citigroup and its subsidiaries, including Salomon
Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney mutual funds, and their spouses and children. The funds reserve the right to waive or change minimums, to decline any order to purchase their shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the sub-transfer agent.
Share certificates are issued only upon a shareholder's written request to the sub-transfer agent.

Purchase orders received by a fund or a Salomon Smith
Barney financial consultant prior to the close of regular trading on The New York Stock Exchange, Inc.
(the "NYSE"), on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date'').
Orders received by a Service Agent prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Service Agent purchasing through Salomon Smith Barney, payment for shares of a fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

When payment is made by an investor through a Salomon
Smith Barney brokerage account before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The funds' board of trustees has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Advisory, Administration and Distribution Agreements for continuance.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic
Investment Plan.  Under the Systematic Investment
Plan, Salomon Smith Barney, your Service Agent or the sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer may be charged a fee of up to $25 by Salomon Smith Barney, your Service Agent or the sub-transfer agent. The Systematic Investment Plan also authorizes the funds to apply cash held in the shareholder's brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the Smith Barney Shares account. For Cititrade customers, the Systematic
Investment Plan authorizes the funds to apply cash held in a shareholder's Cititrade Account to make additions to the Citi Shares account. For additional information, please contact the funds' sub-transfer agent, or if you hold your shares through a Service
Agent, your Service Agent. Additional information is available from the fund, or your Service Agent.

Citi Shares are offered to a limited group of investors who participate in certain investment programs which charge a fee for participation, including the Smith Barney 401(k) Platform program.
In addition, Citi Shares shares are offered to tax-exempt employee benefit and retirement plans of Salomon Smith Barney and its affiliates. For more information about these programs, contact a Service
Agent.

Retirement Plans. You may be able to invest in the fund under one of several tax-sheltered plans. Such plans include IRAs, Keogh or Corporate Profit-Sharing and Money-Purchase Plans, 403(b) Custodian Accounts, and certain other qualified pension and profit-sharing plans. You should consult with the Transfer Agent and your tax and retirement advisers.

REDEMPTION OF SHARES

Redemption Fee. The U.S. 5000 Index Fund will deduct a redemption fee equal to 0.75% of the net asset value of Smith Barney Shares and Citi Shares redeemed and the International Index Fund will deduct a redemption fee equal to 1.50% of the net asset value of Smith
Barney Shares and Citi Shares redeemed where the redemption occurs within 180 days following the opening of a fund account. The redemption fee will be deducted from the redemption proceeds and retained by the fund and used primarily to offset portfolio transaction costs. It is expected that, as a result of this fee, the fund will be able to track its Index more closely. The redemption fee may be waived, modified or discontinued and reintroduced at any time or from time to time. No redemption fee will be charged on the redemption or exchange of shares (1)
through the fund's Automatic Withdrawal Plan, (2) through accounts reflected on the records of the transfer agent as omnibus accounts approved by Salomon
Smith Barney or (3) acquired through the reinvestment of dividends or capital gains distributions. The redemption fee may be waived, modified or terminated at any time.

The right of redemption of shares of each fund may be suspended or the date of payment postponed (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the fund's shareholders.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal
Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

If the investor owns fewer shares of shares than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith
Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds.
Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days or more.

Distribution in Kind

If the board of trustees of the trust determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Shareholders may incur brokerage commissions when they subsequently sell those securities.

Automatic Cash Withdrawal Plan

The Smith Barney Index Shares' Withdrawal Plan is
available to shareholders of each fund who own Smith
Barney Index Shares with a value of at least $10,000
and who wish to receive specific amounts of cash
monthly or quarterly.  Withdrawals of at least $50 may
be made without a redemption fee under the Withdrawal
Plan by redeeming as many Smith Barney Index Shares of
the fund as may be necessary to cover the stipulated
withdrawal payment.   As it generally would not be
advantageous to a shareholder to make additional investments in Smith Barney Index Shares at the same time he or she is participating in the Withdrawal
Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

Smith Barney Index shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the sub-transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional Smith Barney Index Shares of the fund involved. A shareholder who purchases shares directly through the sub-transfer agent may continue to do so and applications for participation in the Withdrawal
Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact their Service Agent.

The Citi Index Shares' Systematic Withdrawal Plan permits you to have a specified dollar amount (minimum of $100 per withdrawal) automatically withdrawn from your account without a redemption fee on a regular basis if you have at least $10,000 in your fund account at the time of enrollment. You are limited to one withdrawal per month under the Plan. You may receive your withdrawals by check, or have the monies transferred directly into your bank account. Or you may direct that payments be made directly to a third party. To participate in the Plan, you must complete the appropriate forms provided by the sub-transfer agent or, if you hold your shares through a Service
Agent, by your Service Agent. Cititrade customers should contact a Cititrade account representative at 1-888-663-CITI[2484] for more information.

To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a fund, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a fund.

Additional Information Regarding Telephone Redemption
And Exchange Program

Neither the funds nor their agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The funds and their agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The funds reserve the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven days' prior notice to shareholders.

EXCHANGE PRIVILEGE

Shares of each Class of the Smith Barney U.S. 5000
Index Fund and Smith Barney International Index Fund are exchangeable for each other as well as exchangeable for shares of the same Class:

1. Smith Barney S&P 500 Index Fund
2. Citi Nasdaq-100 Index Fund

Exchanges can be made to the extent shares are offered for sale in the shareholder's state of residence.
Exchanges are subject to minimum investment requirements and to the other requirements of the fund into which exchanges are made.

Smith Barney Shares and Citi Shares shareholders of the fund who wish to exchange all or a portion of their shares for the respective Class in any of the funds identified above may do so without imposition of any charge.

Additional Information Regarding the Exchange
Privilege

Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the fund's performance and its shareholders. The manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, the fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

Certain shareholders may be able to exchange shares by telephone. See ''Redemption of Shares-Additional
Information Regarding Telephone Redemptions and
Exchange Program.'' Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form.
If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. An exchange involves a taxable redemption of shares, subject to the tax treatment described in "Dividends, Distributions and Taxes" below, followed by a purchase of shares of a different fund. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

VALUATION OF SHARES

The net asset value per share of each fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving and Christmas, and on the preceding
Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class will differ. The following is a description of the procedures used by the trust in valuing its assets.

The net asset value per share of each fund is calculated as of the close of the NYSE by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of the stock of the fund. The value of each fund's shares will fluctuate in relation to the investment experience of the Master Portfolios in which such fund invests. Securities held by a fund or Master Portfolio which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day.
Price information on listed securities is taken from the exchange where the security is primarily traded.

The securities of the Master Portfolios, including covered call options written by the Master Portfolios, are valued as discussed below. Domestic securities are valued at the last sale price on the domestic securities or commodities exchange or national securities market on which such securities primarily are traded. Securities not listed on a domestic exchange or national securities market, or securities in which there were no transactions, are valued at the most recent bid prices. Portfolio securities which are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities is determined by BGFA in accordance with guidelines approved by MIP's board of trustees. Short-term investments are carried at amortized cost which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by BGFA in accordance with such guidelines.

Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by MIP's board of trustees, are valued at fair value as determined in good faith by BGFA in accordance with guidelines approved by MIP's board of trustees. BGFA and MIP's board of trustees periodically review the method of valuation. In making its good faith valuation of restricted securities, BGFA generally takes the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount is revised periodically if it is believed that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually are valued initially at cost. Any subsequent adjustment from cost is based upon considerations deemed relevant by MIP's board of trustees.

PERFORMANCE DATA

From time to time a fund may advertise its total return and average annual total return in advertisements and/or other types of sales literature.
These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in the prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return. A fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

Average Annual Total Return

A fund's "average annual total return," as described below, is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1 + T)n = ERV

	Where:	P	= 	a hypothetical
initial payment of $1,000.

		T	= 	average annual
total return.

		n	= 	number of years.

		ERV	=	Ending Redeemable
Value of a
hypothetical
$1,000 investment
made at the
beginning of a 1-,
5- or 10-year
period at the end
of a 1-, 5- or 10-
year period (or
fractional portion
thereof), assuming
reinvestment of
all dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A fund's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.


U.S. 5000 Index Fund
Average  Annual Total Return



Class of Shares
1-Year
5-Year
10-Year
Life of
Fund 1
Smith Barney Shares
(9.08)%
N/A
N/A
4.82%
Citi Shares
N/A
N/A
N/A
N/A2


International Index Fund
Average Annual Total Return



Class of Shares
1-Year
5-Year
10-Year
Life of
Fund 1
Smith Barney Shares
(14.06)%
N/A
N/A
(0.83)%
Citi Shares
N/A
N/A
N/A
N/A2
____________________
1	Smith Barney Shares commenced operations on October
18, 1999.  Citi Shares inception date was on
September 15, 2000.  The results for the Smith
Barney Shares reflected are for the period from
October 18, 1999 to December 31, 2000.    Prior to
September 5, 2000, the Classes were named Class A
and Class D shares, respectively.
2	Because the Citi Shares commenced operations on
September 18, 2000, these funds do not yet have a sufficient operating history to generate performance information.


Aggregate Total Return

A fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in the fund for the specified period and is computed by the following formula:

ERV - P
P

	Where: 	P 	=	a hypothetical initial
payment of $10,000.

				ERV	=	Ending Redeemable Value
of a hypothetical
$10,000 investment made
at the beginning of the
1-, 5- or 10-year period
at the end of the 1-, 5-
or 10-year period (or
fractional portion
thereof), assuming
reinvestment of all
dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.


U.S. 5000 Index Fund
Aggregate Annual Total Return



Class of Shares
1-Year
5-Year
  10-
Year
Life of
Fund 1
Smith Barney Shares
(9.08)%
N/A
N/A
5.83%
Citi Shares
N/A
N/A
N/A
N/A2


International Index Fund
Aggregate Annual Total Return



Class of Shares
1-Year
5-Year
  10-
Year
Life of
Fund 1
Smith Barney Shares
(14.06)
%
N/A
N/A
1.00%
Citi Shares
N/A
N/A
N/A
N/A2
____________________
1	Smith Barney Shares commenced operations on October
18, 1999.  Citi Shares inception date was September
15, 2000. The results for the Smith Barnes Shares
reflected are for the period from October 18, 1999
to December 31, 2000.  Prior to September 5, 2000,
the Classes were named Class A and Class D shares,
respectively.
2	Because the Citi Shares commenced operations on
September 18, 2000, these funds do not yet have a sufficient operating history to generate performance information.

Performance will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

DIVIDENDS, DISTRIBUTIONS AND TAXES

MIP is organized as a business trust under Delaware law. Under MIP's current classification for federal income tax purposes, it is intended that each Master
Portfolio will be treated as a partnership for such purposes and, therefore, such Master Portfolio will not be subject to any federal income tax on its income and gains (if any). However, each investor in a Master Portfolio will be taxed on its share (as determined in accordance with the governing instruments of MIP) of such Master Portfolio's taxable income and capital gains in determining its federal income tax liability. The determination of such share will be made in accordance with the Internal Revenue
Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

MIP's taxable year-end is the last day of December.
Although MIP will not be subject to federal income tax, it will file appropriate federal income tax returns

Each Master Portfolio's assets, income and distributions will be managed in such a way that an investor in each Master Portfolio may satisfy the requirements of Subchapter M of the Code by investing substantially all of its assets in the Master
Portfolio. Investors are advised to consult their own tax advisors as to the tax consequences of an investment in the Master Portfolio.

Taxes

The following is a summary of the material United
States federal income tax considerations regarding the purchase, ownership and disposition of shares of a fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a fund. The summary is based on the laws in effect on the date of this SAI, which are subject to change. Each fund will be treated as a separate entity for federal income tax purposes. Unless otherwise noted, the following discussion is applicable to each fund.

The Funds and Their Investments

Each fund intends to continue to qualify to be treated as a regulated investment company each taxable year under the Code. To so qualify, the fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income
(including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the fund's taxable year,
(i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. For purposes of federal income tax law, including the application of the foregoing qualification requirements, a fund will be treated as if it derived directly its proportionate share of each item of income, deduction, gain or loss (and as if it held directly its proportionate share of the assets and liabilities) of each Master Portfolio in which it invests, either directly or indirectly.

As a regulated investment company, a fund will not be subject to United States federal income tax on its investment company taxable income (i.e., income other than any excess of its net realized long-term capital gains over its net realized short-term capital losses
("net relized capital gains") or on its net realized capital gains, if any, that it distributes to its shareholders, provided an amount equal to at least 90% of its investment company taxable income, plus or minus certain other adjustments as specified in the Code, and 90% of its net tax-exempt income for the taxable year is distributed in compliance with the Code's timing and other requirements but will be subject to tax at regular corporate rates on any taxable income or gains it does not distribute. The
Code imposes a 4% nondeductible excise tax on a fund to the extent it does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October
31 of that year. For this purpose, however, any income or gain retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

If, in any taxable year, a fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits would constitute dividends
(eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the fund failed to qualify as a regulated investment company for a period greater than one taxable year, the fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) with respect to certain of its assets in order to qualify as a regulated investment company in a subsequent year.

Each fund's transactions in foreign currencies, forward contracts, options and futures contracts
(including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

Each fund's investment in so-called "Section 1256 contracts", such as regulated futures contracts, most forward currency contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.

Index Swaps. As a result of entering into index swaps, a fund may make or receive periodic net payments. It may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will constitute ordinary income or deductions, while termination of a swap will result in capital gain or loss (which will be a long-term capital gain or loss if the fund has been a party to the swap for more than one year).

Foreign Investments.  Dividends or other income
(including, in some cases, capital gains) received by a fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. A fund will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by a fund will reduce the return from the fund's investments.

Passive Foreign Investment Companies. If a fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), it may be subject to United
States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If a fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Alternatively, a fund may elect to mark-to-market its stock in a PFIC. This election would result in the fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In this case, the fund would report gains as ordinary income and would deduct losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the fund, unless revoked with the consent of the Internal Revenue Service (the
"IRS"). By making the election, the fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The fund may have to distribute this "phantom" income and gain to satisfy its distribution requirement and to avoid imposition of the 4% excise tax. Each fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of United States Shareholders

Dividends and Distributions. Any dividend declared by a fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December 31, provided such dividend is actually paid by the fund during January of the following calendar year. Each fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized capital gains. However, if a fund retains for investment an amount equal to all or a portion of its net realized capital gains, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United
Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their United
States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income.
Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the fund upon filing appropriate returns or claims for refund with the IRS.

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that a fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. Dividends and distributions paid by a fund attributable to dividends on stock of U.S. corporations received by the fund, with respect to which the fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Distributions in excess of a fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of the shareholder's basis in his shares of the fund, and as a capital gain thereafter (if the shareholder holds his shares of the fund as capital assets).

Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in the amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, each fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of a fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. Each fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding.
Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

Notices. Shareholders will be notified annually by each fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Taxes- Taxation of United
States Shareholders - Dividends and Distributions") made by the fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of each fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the fund to its shareholders during the preceding taxable year.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting the funds and their shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a fund.

ADDITIONAL INFORMATION

The Funds

The trust was organized on October 17, 1991 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust" under the name Shearson Lehman
Brothers Intermediate-Term Trust. On October 14, 1994 and August 16, 1995, the trust's name was changed to Smith Barney Income Trust and Smith Barney Investment
Trust, respectively. In addition to each fund, the trust offers shares of beneficial interest of five other separate funds with a par value of $.001 per share. Each fund offers shares of beneficial interest currently classified into two Classes - Smith Barney
Shares and Citi Shares. Each Class of the fund represents an identical interest in the fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class;
(b) the effect of the respective sales charge, if any, for each Class; (c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class;
(e) voting rights on matters exclusively affecting a single Class; and (f) the exchange privilege of each Class. The trust's board of trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

Under Massachusetts' law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. The Master Trust
Agreement disclaims shareholder liability for acts or obligations of the fund, however, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the fund or a trustee. The Master Trust Agreement provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of the fund.
Thus, the risk of a shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which management of the fund believes is remote. Upon payment of any liability incurred by the fund, a shareholder paying such liability will be entitled to reimbursement from the general assets of the fund.
The trustees intend to conduct the operation of the fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

The Master Trust Agreement permits the trustees of the fund to issue an unlimited number of full and fractional shares of a single Class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the fund. Each share in the fund represents an equal proportional interest in the fund with each other share. Shareholders of the fund are entitled upon its liquidation to share pro rata in its net assets available for distribution. No shareholder of the fund has any preemptive or conversion rights. Shares of the fund are fully paid and non-assessable.

Pursuant to the Master Trust Agreement, the fund's trustees may authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances).

The fund does not hold annual shareholder meetings.
There normally will be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees.
Shareholders of record of no less than two-thirds of the outstanding shares of the trust may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the trust's outstanding shares and the trust will assist shareholders in calling such a meeting as required by the 1940 Act.

When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class.
Generally, shares of the fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one Class, in which case only shares of the affected Class would be entitled to vote.

Master Portfolio Organization

The Master Portfolios are a series of MIP, an open-end, series management investment company organized as Delaware business trust. MIP was organized on October 20, 1993. In accordance with Delaware law and in connection with the tax treatment sought by MIP, the Declaration of Trust provides that its investors are personally responsible for trust liabilities and obligations, but only to the extent the trust property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that MIP must maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the trust, its investors, trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of MIP's obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MIP itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of MIP are not binding upon its trustees individually but only upon the property of MIP and that the trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the trustee's office.

The interests in the Master Portfolios have substantially identical voting and other rights as those rights enumerated above for interests of the fund. MIP is generally not required to hold annual meetings, but is required by Section 16(c) of the 1940
Act to hold a special meeting and assist investor communications under certain circumstances. Whenever the fund is requested to vote on a matter with respect to the corresponding Master Portfolio, the fund will hold a meeting of fund shareholders and will cast its votes as instructed by such shareholders.

In a situation where the fund does not receive instruction from certain of its shareholders on how to vote the corresponding shares of the Master
Portfolio, such fund will vote such shares in the same proportion as the shares for which the fund does receive voting instructions.

Annual and Semi-annual Reports. The fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the fund at the end of the period covered. In an effort to reduce the fund's printing and mailing costs, the fund consolidates the mailing of its semi-annual and annual reports by household.
This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. The fund also consolidates the mailing of its prospectus so that a shareholder having multiple accounts will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Salomon Smith Barney
Financial Consultant or the transfer agent.

FINANCIAL STATEMENTS

Each fund's annual report for the year ended December
31, 2000 was filed on March 9, 2001, Accession Number
50109-01-190.

OTHER INFORMATION

Styles of Fund Management In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney mutual funds average 21 years in the industry and 15 years with the firm.
Smith Barney mutual funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer five "styles" of fund management that can be tailored to suit each investor's unique financial goals.

Classic Investor Series - our portfolio manager driven funds
The Classic Series lets investors participate in mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Classic
Series funds invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.

Index Series - funds that track the market
Our Index funds are designed to provide investment results that track, as closely as possible, the performance of a stock or bond market index. This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of trying to outperform a market or segment, a portfolio manager looks to an index to determine which securities the fund should own.

Premier Selections Series - our best ideas, concentrated funds
We offer a series of Premier Selections funds managed by several of our most experienced and proven managers. This series of funds is built on a unique strategy of combining complementary investment management styles to create broader, multiclass and multicap products that are distinguished by a highly concentrated focus.

Research Series - driven by exhaustive fundamental securities analysis
Built on a foundation of substantial buy-side research under the direction of our Citibank Global Asset
Management (CGAM) colleagues, our Research funds focus on well-defined industries, sectors and trends.

Style Pure Series - our solution to funds that stray
Our Style Pure Series funds are the building blocks of asset allocation. The funds stay fully invested within their asset class and investment style, enabling you to make asset allocation decisions in conjuction with your financial professional.

U.S. 5000 Index Fund

Wilshire Associates, Incorporated ("Wilshire
Associates") does not sponsor any portfolio of the fund, nor is it affiliated in anyway with the funds.
"Wilshire 5000 Equity Index" and related marks are trademarks of Wilshire Associates. The fund is not sponsored, endorsed, sold, or promoted by the index or its sponsor and neither the index nor its sponsor make any representation or warranty, express or implied, regarding the advisability of investing in the fund.

The fund is not sponsored, endorsed, sold or promoted by Wilshire Associates. Wilshire Associates makes no representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the Wilshire 5000 Index to track general stock market performance. Wilshire's only relationship to the fund is the licensing of certain trademarks and trade names of Wilshire. The Wilshire 5000 Index which is composed and calculated without regard to the issuer of this fund or the owners of this fund.
Wilshire has no obligation to take the needs of the issuer of this fund or the owners of this fund into consideration in determining, composing or calculating the Wilshire 5000 Index. Wilshire does not guarantee the accuracy or the completeness of the Wilshire 5000
Index or any data included therein and Wilshire shall have no liability for any errors, omissions, or interruptions therein. Wilshire makes no warranty, express or implied, as to results to be obtained by the fund, owners of the product, or any other person or entity from the use of the Wilshire 5000 Index or any data included therein. Wilshire makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Wilshire
5000 Index or any data included therein. Without limiting any of the foregoing, in no event shall Wilshire have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.


U.S. 5000 Index Fund

"S&P 500(r)" is a trademark of The McGraw-Hill
Companies, Inc. and has been licensed for use by SBMF.
The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P), a division of The McGraw-
Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the shareholders of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500
Index to track general stock market performance.
S&P's only relationship to SBMF is the licensing of certain trademarks and trade names of S&P and the S&P
500 Index which is determined, composed and calculated by S&P without regard to SBMF or the fund. S&P has no obligation to take the needs of SBFM or the shareholders of the fund into consideration in determining, composing or calculating the S&P 500
Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund's shares or the timing of the issuance or sale of the fund's shares or in the determination or calculation of the equation by which fund shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.
S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

International Index Fund

The fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE Index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks, and trade names of MSCI and the EAFE Index which is determined, composed and calculated by MSCI without regard to the issuer of this fund or this fund. MSCI has no obligation to take the needs of the issuer of this fund of the owners of this fund into consideration in determining, composing or calculating the EAFE Index. MSCI is not responsible for and has not participated in the determination or calculation of the equation by which the fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of this fund in connection with the administration, marketing or trading of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION
IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM
SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI
NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE
COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED
THEREIN.  NEITHER MSCI NOT ANY OTHER PARTY MAKES ANY
WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE
OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND
COUNTERPARTIES, OWNERS OF THE FUNDS, OR ANY OTHER
PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY
DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS
LICENSED HEREUNDER OR FOR ANY OTHER USE.  NEITHER MSCI
NOT ANY OTHER PARTY MAKES ANY EXPRESS OF IMPLIED
WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL
WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A
PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY
DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE
FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY
HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL,
PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES
(INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE
POSSIBILITY OF SUCH DAMAGES


APPENDIX


Description of certain ratings assigned by Standard &
Poor's Corporation ("S&P") and Moody's Investors
Service, Inc. ("Moody's")

APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 and Prime-1 Commercial Paper Ratings

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:

?     liquidity ratios are adequate to meet cash
requirements;

?     long-term senior debt is rated "A" or better;

?     the issuer has access to at least two additional
channels of borrowing;

?     basic  earnings and cash flow have an upward
trend with allowance made for unusual
       circumstances;

?     typically,  the issuer's industry is well
established and the issuer has a strong position within
       the industry; and

?     the reliability and quality of management are
unquestioned.


Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

?    evaluation of the management of the issuer;

?     economic  evaluation  of  the  issuer's
industry or industries and an appraisal of speculative-
       type risks which may be inherent in certain areas;

?     evaluation  of the  issuer's  products  in
relation  to  competition  and customer acceptance;

?     liquidity;

?     amount and quality of long-term debt;

?     trend of earnings over a period of ten years;

?     financial  strength of parent  company and the
relationships  which exist with the issuer; and

?    recognition by the  management of obligations
which may be present or may arise as a result of public interest questions and preparations to meet such obligations.
































SMITH BARNEY
INVESTMENT TRUST



U.S. 5000 Index Fund

International Index Fund














April 30, 2001



SMITH BARNEY INVESTMENT TRUST
7 World Trade Center
New York, NY 10048

								SALOMON SMITH
BARNEY
								A Member of
Citigroup [Symbol]






1



84




STATEMENT OF ADDITIONAL INFORMATION FOR: CitiFunds Trust 1 - on behalf Of Citi Nasdaq-100 Index Fund, Citi S&P 500 Index Fund, Citi U.S. 5000 Index Fund, Citi International Index Fund, Small Cap Index Fund, U.S. 1000 Index Fund, Citi Global Titans Index Fund, and Citi U.S. Bond Index Fund

                                                                    Statement of
                                                          Additional Information
                                                                     May 1, 2001
CITI(SM) NASDAQ-100 INDEX FUND
CITI(SM) SMALL CAP INDEX FUND
CITI(SM) U.S. 1000 INDEX FUND
CITI(SM) GLOBAL TITANS INDEX FUND
CITI(SM) U.S. BOND INDEX FUND

    CitiFunds Trust I (the "Trust") is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on April 13, 1984. The Trust offers two classes of shares of Citi Nasdaq-100 Index Fund, Citi Small Cap Index Fund, Citi U.S. 1000 Index Fund, Citi Global Titans Index Fund and Citi U.S. Bond Index Fund (collectively, the "Funds"), to which this Statement of Additional Information relates. The address and telephone number of the Trust are 388 Greenwich Street, New York, New York 10013, (800) 451-2010.


--------------------------------------------------------------------------------
                             INVESTMENT PRODUCTS:
            NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS                                                         PAGE


 1. The Trust ...........................................................    2
 2. Investment Objectives and Policies ..................................    2
 3. Description of Permitted Investments and Investment Practices .......    3
 4. Investment Restrictions .............................................   25
 5. Performance Information and Advertising .............................   26
 6. Determination of Net Asset Value; Valuation of Securities ...........   29
 7. Additional Information on the Purchase and Sale of Fund Shares ......   30
 8. Management ..........................................................   33
 9. Portfolio Transactions ..............................................   39
10. Description of Shares, Voting Rights and Liabilities ................   40
11. Tax Matters .........................................................   41
12. Financial Statements ................................................   43
13. Other Information ...................................................   43

This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus dated May 1, 2001, by which Citi Index Shares of the Funds are offered, or the Prospectus dated May 1, 2001 by which the Smith Barney Index Shares of the Funds are offered. This Statement of Additional Information should be read in conjunction with the applicable Prospectus. This Statement of Additional Information incorporates by reference the financial statements described on page 43 hereof. These financial statements can be found in the Funds' Annual Reports to Shareholders. Please call 1-800-995-0134 toll free to obtain a Prospectus and Annual Report for the Citi Index Shares. A Cititrade customer may obtain copies of the Citi Index Shares' Prospectus without charge on the Cititrade website at www.cititrade.com or by calling 1-888-663-CITI[2484]. Please call 1-800-451-2010 toll free to obtain a Prospectus and Annual Report for the Smith Barney Index Shares.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                1.  THE TRUST


    CitiFunds Trust I (the "Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on April 13, 1984. The Trust was called Landmark Funds I until its name was changed effective March 2, 1998. This Statement of Additional Information relates to eight funds offered by the Trust - Citi Nasdaq-100 Index Fund, Citi Small Cap Index Fund, Citi U.S. 1000 Index Fund, Citi Global Titans Index Fund, and Citi U.S. Bond Index Fund (collectively, the "Funds"). Each Fund is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund.

    Each Fund offers two classes of shares, referred to as "Citi Index Shares" and "Smith Barney Index Shares" as follows: Citi Nasdaq-100 Index Fund - Citi Nasdaq-100 Index Shares and Smith Barney Nasdaq-100 Index Shares; Citi Small Cap Index Fund - Citi Small Cap Index Shares and Smith Barney Small Cap Index Shares; Citi U.S. 1000 Index Fund - Citi U.S. 1000 Index Shares and Smith Barney U.S. 1000 Index Shares; Citi Global Titans Index Fund - Citi Global Titans Index Shares and Smith Barney Global Titans Index Shares; and Citi U.S. Bond Index Fund - Citi U.S. Bond Index Shares and Smith Barney U.S. Bond Index Shares.

    Smith Barney Fund Management LLC ("SBFM" or the "Manager") supervises the overall management of the Funds and also provides certain administrative services to each of the Funds. The selection of investments for the Funds and the way they are managed depend upon the Indexes which they track and the conditions and trends in the economy and the financial marketplaces.

    SBFM has delegated the daily management of the Funds to SSgA Funds Management, Inc. ("SSgA" or the "Subadviser"), which will act as subadviser.

    The Board of Trustees of the Trust provides broad supervision over the affairs of the Funds. Shares of the Funds are continuously sold by Salomon Smith Barney, Inc., the Funds' distributor ("Salomon Smith Barney" or the "Distributor").


    At the date of this Statement of Additional Information, the Funds, like most mutual funds, invest directly in securities. In the future, however, one or more of the Funds may convert to a master/feeder investment structure. In the master/feeder investment structure, a Fund, instead of investing directly in securities, would invest in a mutual fund with the same investment goals and policies as the Fund's. The underlying mutual fund, referred to as a portfolio, would buy, hold and sell securities in accordance with these policies. Of course, there could be no assurance that a Fund or its portfolio would achieve their goals.

    If a Fund invests using the master/feeder structure, all references in this Statement of Additional Information to a Fund include that Fund's underlying portfolio unless the context otherwise requires.

                    2.  INVESTMENT OBJECTIVES AND POLICIES

    The investment objective (or goal) of each Fund is as follows*:

        CITI NASDAQ-100 INDEX FUND - The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Nasdaq-100 Index(R).

        CITI SMALL CAP INDEX FUND - The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Russell 2000(R) Index.

        CITI U.S. 1000 INDEX FUND - The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Russell 1000(R) Index.

        CITI GLOBAL TITANS INDEX FUND - The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Dow Jones Global Titans Index(SM).

------------
* The Funds are not sponsored, endorsed, sold or promoted by the sponsors of their corresponding Indexes and the sponsors of the Indexes are not in any way affiliated with the Funds. The sponsors of the Indexes make no representation or warranty, implied or express, to purchasers of any of the Funds or to any member of the public regarding the advisability of investing in the Funds or the ability of the Indexes to track general stock or bond market performance. The sponsors of the Indexes do not guarantee the accuracy and/or the completeness of any Index or any data included therein.


        CITI U.S. BOND INDEX FUND - The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Lehman Brothers Aggregate Bond Index(TM).

    The Funds have licensed for use the following trademarks and service marks: Russell 1000(R) and Russell 2000(R) are trademarks/service marks of Frank Russell Company and Russell(TM) is a trademark of the Frank Russell Company; MSCI, Morgan Stanley Capital International, EAFE and MSCI(R) EAFE Free Index are service marks of MSCI; Dow Jones and Dow Jones Global Titans Index(SM) are service marks of Dow Jones & Company, Inc.; and The Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc.

    The investment objective of each Fund may be changed by its Trustees without approval by that Fund's shareholders, but shareholders will be given written notice at least 30 days before any change is implemented. Of course, there can be no assurance that any Fund will achieve its investment objective.


    Each Fund invests primarily in securities of companies and other issuers that make up its corresponding Index or uses derivatives or other investment techniques to match, as closely as possible, the performance of its Index. Each Fund may also use various investment techniques, such as those described in the Prospectuses and described under "Description of Permitted Investments and Investment Practices," below.


    The Prospectuses contain a discussion of the principal investment strategies of each Fund and the principal risks of investing in each Fund. The following supplements the information contained in the Prospectuses concerning the investment policies and techniques of each Fund.


      3.  DESCRIPTION OF PERMITTED INVESTMENTS AND INVESTMENT PRACTICES

    The Funds may, but need not, invest in all of the investments and utilize all of the investment techniques described below and in the Prospectuses. The selection of investments and the utilization of investment techniques depend on, among other things, the Indexes the Funds track, conditions and trends in the economy and financial markets and investments being available on terms that, in the portfolio managers' opinion, make economic sense.

ALL FUNDS

BANK OBLIGATIONS

    Each of the Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. Certificates of deposit ("CDs") are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits ("TDs") are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. TDs that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

    Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by a Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Funds generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts that they can loan to a single borrower and are subject to other regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

    Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation as well as governmental action in the country in which a foreign bank has its head office. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

    In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to:
(1) pledge to the regulator by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

    In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the portfolio managers carefully evaluate such investments on a case-by-case basis.

    Each Fund may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, which are members of the FDIC, provided such Fund purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. No Fund will own more than one such CD per such issuer.

COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT INSTRUMENTS

    Each Fund may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The portfolio managers monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

    Each Fund, other than the U.S. Bond Index Fund, also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The U.S. Bond Index Fund invests in additional debt securities (See "Additional Information Regarding the U.S. Bond Index Fund" below). A Fund, other than the U.S. Bond Index Fund, will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The portfolio managers will consider such an event in determining whether the Fund should continue to hold the obligation. To the extent the Fund continues to hold such obligations, it may be subject to additional risk of default.

INVESTMENT COMPANY SECURITIES

    Each Fund may invest in securities issued by other open-end, management investment companies to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). As a general matter, under the 1940 Act investment in such securities is limited to: (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's net assets with respect to any one investment company and (iii) 10% of the Fund's net assets with respect to all such companies in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. Each Fund may also purchase interests of exchange-listed closed-end funds to the extent permitted under the 1940 Act.

RULE 144A SECURITIES

    Each Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued or Rule 144A securities that are determined by the portfolio managers to be "illiquid" are subject to the Fund's policy of not investing more than 15% of its net assets in illiquid securities. The portfolio managers, under guidelines approved by the board of trustees, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by the Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation:
(1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

FLOATING AND VARIABLE-RATE OBLIGATIONS


    Each Fund may purchase floating- and variable-rate obligations. A Fund may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations, which are not so rated only if the portfolio managers determine that at the time of investment the obligations are of comparable quality to the other obligations in which each Fund may invest. The portfolio managers, on behalf of the Fund, consider on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund's portfolio. Each Fund will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided an active secondary market exists.


ILLIQUID SECURITIES

    Each Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Fund cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

FOREIGN SECURITIES


    If included in the Fund's Index, a Fund may invest in foreign securities, including common stocks, preferred stocks, warrants, convertible securities and other securities of issuers organized under the laws of countries other than the United States. Such securities also include equity interests in foreign investment funds or trusts, real estate investment trust securities and any other equity or equity-related investment whether denominated in foreign currencies or U.S. dollars.

    If foreign securities are included in the Fund's Index, each Fund may invest in foreign securities through American Depository Receipts ("ADRs"), Canadian Depository Receipts ("CDRs"), European Depository Receipts ("EDRs"), International Depository Receipts ("IDRs") and Global Depository Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in US. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

    Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.


    From time to time, investments in other investment companies may be the most effective available means by which a Fund may invest in securities of issuers in certain countries. Investment in such investment companies may involve the payment of management expenses and, in connection with some purchases, sales loads, and payment of substantial premiums above the value of such companies' portfolio securities. At the same time, the Fund would continue to pay its own management fees and other expenses.

    Investment income on certain foreign securities in which the Funds may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject.

    To the extent included in the Fund's Index, a Fund may invest in securities of non-U.S. issuers that impose restrictions on transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than securities of non-U.S. issuers of the same class that are not subject to such restrictions.

REPURCHASE AGREEMENTS

    Each Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest, although the underlying security may mature in more than thirteen months. A Fund may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed-upon time and price that involves the acquisition by the Fund of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Fund's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Funds. The Funds may enter into repurchase agreements only with respect to securities of the type in which they may invest, including government securities and mortgage-related securities, regardless of their remaining maturities, and require that additional securities be deposited with the custodian if the value of the securities purchased should decrease below resale price. The portfolio managers monitor on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by a Fund in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by a Fund may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Funds in connection with insolvency proceedings), it is the policy of the each Fund to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. Each Fund considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

REVERSE REPURCHASE AGREEMENTS

    Each Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund and the agreement by the Fund to repurchase the securities at an agreed-upon price, date and interest payment. When a Fund enters into reverse repurchase transactions, securities of a dollar amount equal in value to the securities subject to the agreement will be segregated. The segregation of assets could impair the Fund's ability to meet its current obligations or impede investment management if a large portion of the Fund's assets are involved. Reverse repurchase agreements are considered to be a form of borrowing by the Fund. In the event of the bankruptcy of the other party to a reverse repurchase agreement, a Fund could experience delays in recovering the securities sold. To the extent that, in the meantime, the value of the securities sold has changed, the Fund could experience a loss.

SECURITIES LOANS

    Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if cash, U.S. Government securities or other high quality debt obligations equal to at least 100% of the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Fund with respect to the loan is maintained with the Fund. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the portfolio managers consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. No Fund will enter into any portfolio security lending arrangements having a duration longer than one year. Any securities that a Fund receives as collateral do not become part of its portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. No Fund will lend securities having a value that exceeds one-third of the current value of its total assets. Loans of securities by a Fund are subject to termination at the Fund's or the borrower's option. Each Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers are not permitted to be affiliated, directly or indirectly, with the Fund, the Manager, or the Subadviser.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS

    Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward-commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Funds will generally purchase securities with the intention of acquiring them, a Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward-commitment basis before settlement when deemed appropriate by the Manager or the subadviser. Securities purchased on a when-issued or forward-commitment basis may expose the Fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or forward-commitment basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.

    Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

SHORT SALES

    The Funds may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. A portion of the net proceeds of the short sale may be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A Fund will also incur transaction costs in effecting short sales.

    A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premiums, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that a Fund will be able to close out the position at any particular time or at an acceptable price. Thus a Fund's losses on short sales are potentially unlimited. The Funds may also engage in short sales of non-U.S. currencies as described under "Foreign Currency Exchange Transactions" below.

EURO CONVERSION


    The Funds may invest in securities of issuers in European countries. Certain European countries have joined the European Economic and Monetary Union (EMU). The EMU began on January 1, 1999 when 11 European countries adopted a single currency - the Euro. The EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. The EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to the EMU in the face of changing economic conditions; (iii) instability within the EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the Funds' portfolio; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies during the transition period from January 1, 1999 and beyond; and
(v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the Funds.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS


    To the extent included in a Fund's Index, a Fund may invest in foreign securities which involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. To attempt to minimize risks to a Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies, the Fund may engage in foreign currency transactions on a spot (i.e., cash) basis and may purchase or sell forward foreign currency exchange contracts ("forward contracts"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date that is individually negotiated and privately traded by currency traders and their customers. A Fund may also purchase and sell foreign currency futures contracts (see "Futures Contracts" below).

    Forward contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

    Each Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security (a "transaction hedge"). In addition, when the portfolio managers believe that a foreign currency may suffer a substantial decline against the U.S. dollar, a Fund may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency, or when the portfolio managers believe that the U.S. dollar may suffer a substantial decline against the foreign currency, the Fund may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge").

    Each Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the portfolio managers believe that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the portfolio securities are denominated (a "cross-hedge").

    Foreign currency hedging transactions are an attempt to protect the Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amount and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

    The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange usually are conducted on a principal basis, no fees or commissions are involved. Currency exchange dealers may, however, realize a profit on the difference (the "spread") between the prices at which they are buying and selling various currencies. The portfolio managers consider on an ongoing basis the creditworthiness of the institutions with which a Fund enters into foreign currency transactions. The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. If a devaluation generally is anticipated, a Fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

    Forward contracts are traded over-the-counter and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in the futures and options contracts described herein.

    At the maturity of a forward contract, a Fund will either deliver the non-U.S. currency or terminate its contractual obligation to deliver the non-U.S. currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the non-U.S. currency. If a Fund engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the non-U.S. currency. Should forward prices decline during the period between the date a Fund enters into a forward contract for the sale of the non-U.S. currency and the date it enters into an offsetting contract for the purchase of such currency, the Fund will realize a gain to the extent the selling price of the currency exceeds the purchase price of the currency. Should forward prices increase, the Fund will suffer a loss to the extent that the purchase price of the currency exceeds the selling price of the currency.

    Where a Fund enters into a forward contract with respect to securities it holds denominated in the non-U.S. currency, it is impossible to forecast with precision the market value of Fund securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional non-U.S. currency on the spot market if the market value of the security is less than the amount of non-U.S. currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of such currency. Conversely, it may be necessary to sell on the spot market some of the non-U.S. currency received upon the sale of the security if its market value exceeds the amount of such currency the Fund is obligated to deliver.

    The Funds may also engage in short sales of non-U.S. currencies in which a Fund would sell a currency that it did not own in anticipation of a fall in the value of that currency relative to U.S. dollars or another foreign currency. In order for the Fund to deliver the currency sold short, it would be required to purchase the currency. If the expected decline occurs, the Fund would gain the difference between the price at which it sold the currency, and the price it paid for the currency. However, if the price of the currency increases, the Fund would suffer a loss to the extent that the purchase price of the currency exceeds the price of the currency it sold short. A Fund's losses on such short sales are potentially unlimited.

    Each Fund has established procedures consistent with policies of the SEC concerning forward contracts and short sales. Those policies currently require that an amount of a Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment or that the Fund otherwise covers its position in accordance with applicable regulations and policies.

    The Funds may purchase put options on a currency in an attempt to protect against currency-rate fluctuations. When a Fund purchases a put option on a currency, the Fund will have the right to sell the currency for a fixed amount in U.S. dollars, or other currency. Conversely, where a rise in the value of one currency is projected against another, the Fund may purchase call options on the currency, giving it the right to purchase the currency for a fixed amount of U.S. dollars or another currency. Each Fund may purchase put or call options on currencies, even if the Fund does not currently hold or intend to purchase securities denominated in such currencies.

    The benefit to the Fund from purchases of currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options.

    The Funds may write options on currencies for hedging purposes or otherwise in an attempt to achieve their investment objectives. For example, where a Fund anticipates a decline in the U.S. dollar value of a foreign security due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of the security held by the Fund may be offset by the amount of the premium received. If the expected decline does not occur, the Fund may be required to sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.

    Similarly, instead of purchasing a call option to hedge against an anticipated increase in the cost of a foreign security to be acquired because of an increase in the U.S. dollar value of the currency in which the underlying security is primarily traded, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. However, the writing of a currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on currencies, a Fund also may be required to forgo all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates. A Fund could also write put options on a currency, even if it does not own, or intend to purchase, any securities denominated in that currency. In that case, if the expected increase does not occur, the Fund would be required to purchase the currency at a price that is greater than the current exchange rate for the currency, and the losses in this case could exceed the amount of premium received for writing the options, and could be unlimited.


    Options on foreign currencies are traded on U.S. or foreign exchanges or in the over-the-counter market. Each of the Funds may enter into transactions in options on foreign currencies that are traded in the over-the-counter market. These transactions are not afforded the protections provided to traders on organized exchanges or those regulated by the Commodity Futures Trading Commission ("CFTC"). In particular, over-the-counter options are not cleared and guaranteed by a clearing corporation, thereby increasing the risk of counterparty default. In addition, there may not be a liquid market on these options, which may prevent a Fund from liquidating open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market conditions.


    The purchase and sale of foreign currency options are subject to the risks of the availability of a liquid secondary market and counterparty risk, as described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible interventions by governmental authorities and the effects of other political and economic events. In addition, the value of a Fund's positions in foreign currency options could be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States or at the Manager's or Subadviser's place of business, and (4) imposition of different exercise and settlement terms and procedures and margin requirements than in the United States.

    In addition, because foreign currency transactions occurring in the interbank market generally involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Funds may be disadvantaged by having to deal in an odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

    There is no systematic reporting of last-sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets, or other markets used by the portfolio managers are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that may not be reflected in the U.S. or other markets used by the Funds.

    Put and call options on non-U.S. currencies written by a Fund will be covered by segregation of cash and liquid securities in an amount sufficient to discharge the Fund's obligations with respect to the option, by acquisition of the non-U.S. currency or of a right to acquire such currency (in the case of a call option) or the acquisition of a right to dispose of the currency (in the case of a put option), or in such other manner as may be in accordance with the requirements of any exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

    The Funds may engage in proxy hedges and cross hedges. For example, in a proxy hedge, a Fund, having purchased a security, would sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold might be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times. A Fund may enter into a cross hedge if a particular currency is expected to decrease against another currency. For example, the Fund would sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an attempt to protect against declines in value of the Fund's holdings denominated in the currency sold.

    Investing in ADRs and other depositary receipts presents many of the same risks regarding currency exchange rates as investing directly in securities traded in currencies other than the U.S. dollar. Because the securities underlying ADRs are traded primarily in non-U.S. currencies, changes in currency exchange rates will affect the value of these receipts. For example, a decline in the U.S. dollar value of another currency in which securities are primarily traded will reduce the U.S. dollar value of such securities, even if their value in the other non-U.S. currency remains constant, and thus will reduce the value of the receipts covering such securities. A Fund may employ any of the above described foreign currency hedging techniques to protect the value of its assets invested in depositary receipts.

    Each of the Funds may also purchase and sell foreign currency futures contracts as more fully discussed under "Futures Contracts" below, and engage in currency swaps and other similar transactions as more fully discussed under "Swaps and Related Transactions" below.

    Of course, a Fund is not required to enter into the transactions described above and does not do so unless deemed appropriate by the portfolio managers. It should be realized that under certain circumstances, the Funds may not be able to hedge against a decline in the value of a currency, even if the portfolio managers deem it appropriate to try to do so, because doing so would be too costly. It should also be realized that transactions entered into to protect the value of a Fund's securities against a decline in the value of a currency (even when successful) do not eliminate fluctuations in the underlying prices of the securities. Additionally, although hedging transactions may tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase.


    Furthermore, the Funds' use of foreign currency exchange transactions may involve leveraging. Leveraging adds increased risks to a Fund, because the Fund's losses may be out of proportion to the amount invested in the instrument -- a relatively small investment may lead to much greater losses.


OPTIONS

    Each of the Funds may write call and put options and purchase call and put options on securities for hedging and nonhedging purposes. Call and put options written by a Fund will be covered in the manner set forth below, or the Fund will segregate cash or liquid securities equal to the value of the securities underlying the option.

    A call option written by a Fund is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by a Fund in cash or liquid securities in a segregated account. A put option written by a Fund is "covered" if the Fund maintains cash or liquid securities with a value equal to the exercise price in a segregated account or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by the Fund in cash or liquid securities in a segregated account. Put and call options written by a Fund may also be covered in such other manner as may be in accordance with the requirements of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations. Even if the Fund's obligation is covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise. Covering an option does not protect the Fund from risk of loss.

    When a Fund writes a call option, the Fund, in return for a fee, or "premium," agrees to sell a security at the exercise price, if the holder exercises the right to purchase prior to the expiration date of the call option. If the Fund holds the security in question, the Fund gives up some or all of the opportunity to profit from the increase in the market price of the security during the life of the option. The Fund retains the risk of loss should the price of the security decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

    A Fund may terminate a call option it has written before it expires by entering into a closing purchase transaction. A Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from closing a purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, if the Fund holds the underlying security any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security. If the Fund does not hold the underlying security, the Fund's loss could be unlimited.

    A Fund may write put options in an attempt to enhance its current return. Such option transactions may also be used as a limited form of hedging against an increase in the price of securities that a Fund plans to purchase. A put option written by the Fund gives the holder the right to sell, and, in return for a premium, obligates the Fund to buy, a security at the exercise price at any time before the expiration date.

    In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Fund may also receive a return on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a loss to the Fund, unless the security later appreciates in value. A Fund may terminate a put option it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

    Each of the Funds may purchase options for hedging purposes or to increase the Fund's return. When put options are purchased as a hedge against a decline in the value of portfolio securities, the put options may be purchased at or about the same time that the Fund purchases the underlying security or at a later time. If such decline occurs, the put options will permit a Fund to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. Similarly, when put options are used for non-hedging purposes, the Fund may make a profit when the price of the underlying security or instrument falls below the strike price. If the price of the underlying security or instrument does not fall sufficiently, the options may expire unexercised and the Fund would lose the premiums it paid for the option. If the price of the underlying security or instrument falls sufficiently and the option is exercised, the amount of any resulting profit will be offset by the amount of premium paid.

    Each of the Funds may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. If such increase occurs, the call option will permit the Fund to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund and the premium would be lost.

    Call options may also be purchased in order to increase a Fund's return at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to its expiration, a call option may be sold by a Fund in closing sale transactions, which are sales by the Fund, prior to the exercise of options that it has purchased, of options of the same series. Profit or loss from the sale will depend upon whether the amount received is more or less than the premium paid for the option plus the related transaction costs. The purchase of call options on securities that a Fund owns, when a Fund is substantially fully invested, is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility.

    Each of the Funds may write (sell) call and put options and purchase call and put options on securities indexes. The delivery requirements of options on securities indexes differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (2) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

    Each of the Funds may cover call options on securities indexes by owning securities whose price changes, in the opinion of the portfolio managers, are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities in its portfolio. Where a Fund covers a call option on a securities index through ownership of securities, such securities may not match the composition of the index and, in that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. A Fund may also cover call options on securities indexes by holding a call on the same index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities in a segregated account. A Fund may cover put options on securities indexes by maintaining cash or liquid securities with a value equal to the exercise price in a segregated account or by holding a put on the same securities index and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by the Fund in cash or liquid securities in a segregated account. Put and call options on securities indexes may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations. Investors should be aware that although a Fund will only write call or put options on securities indexes that are covered, covering an option does not protect the Fund from risk of loss.

    A Fund will receive a premium from writing a put or call option, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which a Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's stock investments. By writing a put option, a Fund assumes the risk of a decline in the index. To the extent that the price changes of securities owned by a Fund correlate with changes in the value of the index, writing covered put options on indexes will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

    Each of the Funds may purchase put options on securities indexes when the portfolio managers believe that there may be a decline in the prices of the securities covered by the index. The Fund will realize a gain if the put option appreciates in excess of the premium paid for the option. If the option does not increase in value, the Fund's loss will be limited to the premium paid for the option plus related transaction costs.

    A Fund may purchase call options on securities indexes to take advantage of an anticipated broad market advance, or an advance in an industry or market segment. A Fund will bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on securities indexes when a Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility.

    Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a Fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. However, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the portfolio managers desire that a Fund engage in such a transaction.

    Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund realizes a gain or loss from purchasing or writing options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by a Fund of options on securities indexes is subject to the portfolio managers' ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities. When a Fund purchases or writes securities index options as a hedging technique, the Fund's success will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected.

    A Fund's purchase or sale of securities index options in an attempt to enhance performance involves speculation and may be very risky and cause losses, which, in the case of call options written, are potentially unlimited.

    The Funds may purchase over-the-counter ("OTC") or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation assures that all transactions are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying stock to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.

    Listed options may have a liquid market while dealer options have none. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to the expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally sold the option. Although the Funds will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to a Fund. Until a Fund, as an OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair a Fund's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option.

    Each of the Funds may purchase and write options on foreign currencies as more fully described in "Foreign Currency Exchange Transactions" above. Each of the Funds may also purchase or write call options on futures contracts as more fully described in "Options on Futures Contracts" below.

    The Funds' use of options may involve leveraging. Leveraging adds increased risks to a Fund, because the Fund's losses may be out of proportion to the amount invested in the instrument--a relatively small investment may lead to much greater losses.

FUTURES CONTRACTS

    Each of the Funds may enter into futures contracts, including interest rate futures contracts, stock index futures contracts, in the case of a Fund that tracks an index including foreign securities, foreign currency futures contracts and, in the case of the U.S. Bond Index Fund, bond futures contracts. Such investment strategies may be used for hedging purposes and for nonhedging purposes, subject to applicable law.


    A futures contract is an agreement between two parties for the purchase or sale for future delivery of securities or for the payment or acceptance of a cash settlement based upon changes in the value of the securities or of an index of securities. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price, or to make or accept the cash settlement called for by the contract, on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the securities called for by the contract at a specified price, or to make or accept the cash settlement called for by the contract, on a specified date. Futures contracts in the United States have been designed by exchanges that have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange. Futures contracts may also be traded on markets outside the U.S.


    Futures contracts based on debt securities provide for the delivery and acceptance of securities, although such deliveries and acceptances are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. Brokerage fees will be incurred when a Fund purchases or sells a futures contract. At the same time such a purchase or sale is made, the Fund must provide cash or securities as a deposit ("initial deposit") known as "margin." The initial deposit required will vary, but may be as low as 1% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and the Fund may receive or be required to pay additional "variation margin" as the futures contract becomes more or less valuable. At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than the specific security that provides the standard for the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was entered into. Interest rate futures, which are typically based on shorter-term interest rates, such as overnight to six-month time periods, settle in cash only rather than by delivery of the underlying instrument.

    A Fund may purchase or sell interest rate futures contracts or bond futures contracts to attempt to protect the Fund from fluctuations in interest rates, to manage the effective maturity or duration of the Fund's portfolio in an effort to reduce potential losses, or in an effort to enhance potential gain, without actually buying or selling debt securities. For example, if the Fund owned long-term bonds and interest rates were expected to increase, the Fund might enter into interest rate futures contracts for the sale of debt securities. Such a sale would have much the same effect as if the Fund sold bonds that it owned, or as if the Fund sold longer-term bonds and purchased shorter-term bonds. If interest rates did increase, the value of the Fund's debt securities would decline, but the value of the futures contracts would increase, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similar results could be accomplished by selling bonds, or by selling bonds with longer maturities and investing in bonds with shorter maturities. However, by using futures contracts, the Fund avoids having to sell its securities.

    Bond futures may be used for nonhedging purposes. For example, even if the Fund were not trying to protect the value of any bonds held by it, if the portfolio managers anticipate that interest rates are about to rise, depressing future prices of bonds, the portfolio managers may sell bond futures short, closing out the position later at a lower price, if the future prices fall, as expected. If the prices do not fall, the Fund would experience a loss and such loss may be unlimited.

    Similarly, when it is expected that interest rates may decline, a Fund might enter into futures contracts for the purchase of debt securities. Such a purchase would be intended to have much the same effect as if the Fund purchased bonds, or as if the Fund sold shorter-term bonds and purchased longer-term bonds. If interest rates did decline, the value of the futures contracts would increase.

    Although futures on individual equity securities are not available in United States markets, futures contracts on individual equity securities may be available in foreign markets, and may be purchased or sold by the Funds.

    The Funds may buy and sell stock index futures contracts to attempt to increase investment return, to gain stock market exposure while holding cash available for investments and redemptions, or to protect against a decline in the stock market.

    A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at the price agreed upon when the contract is made. A unit is the current value of the stock index.

    The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index (the "S&P 100 Index") is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4) reduced by transaction costs. If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2) increased by transaction costs.

    Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

    A Fund may purchase and sell foreign currency futures contracts to attempt to protect its current or intended foreign investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. A Fund may sell futures contracts on a foreign currency, for example, where it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. A Fund may also sell futures contracts in a foreign currency even if it does not hold securities denominated in such currency, if it anticipates a decline in the value of such currency.

    Conversely, the Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. Where the Fund purchases futures contracts under such circumstances, however, and the prices of securities to be acquired instead decline, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired. The Fund could also purchase futures contracts on a currency if it expected the currency to rise in value, even if the Fund did not anticipate purchasing securities denominated in that currency.

    A currency futures contract sale creates an obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction.

    In connection with transactions in foreign currency futures, a Fund will be required to deposit as "initial margin" an amount of cash or short-term government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract.

    Although the use of futures for hedging, if correctly used, may minimize the risk of loss due to a decline in the value of the hedged position (e.g., if a Fund sells a futures contract to protect against losses in the debt securities held by the Fund), they do not eliminate the risk of loss and at the same time the futures contract limits any potential gain which might result from an increase in value of a hedged position. Futures markets can be highly volatile and transactions of this type carry a high risk of loss. Moreover, a relatively small adverse market movement with respect to these transactions may result not only in loss of the original investment but also in unquantifiable further loss exceeding any margin deposited.

    In addition, the ability effectively to hedge all or a portion of a Fund's investments through transactions in futures contracts depends on the degree to which movements in the value of the securities underlying such contracts correlate with movements in the value of the Fund's securities. If the values of the securities being hedged do not move in the same direction as the underlying securities, the Fund's hedging strategy might not be successful and the Fund could sustain losses on these hedging transactions which would not be offset by gains on the Fund's other investments or, alternatively, the gains on the hedging transaction might not be sufficient to offset losses on the Fund's other investments. It is also possible that there may be a negative correlation between the security underlying a futures contract and the securities being hedged, which could result in losses both on the hedging transaction and the securities. In these and other instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken. Similarly, even where a Fund enters into futures transactions other than for hedging purposes, the effectiveness of its strategy may be affected by lack of correlation between changes in the value of the futures contracts and changes in value of the underlying securities, currencies or indexes.

    The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require a Fund to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, there is the potential that the liquidity of the futures market may be lacking. Prior to expiration, a futures contract may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the contract market on which the futures contract was originally entered into. While a Fund will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. In that event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the futures contract or to meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the ability effectively to use futures transactions for hedging or other purposes.

    The effective use of futures strategies depends on, among other things, the Fund's ability to terminate futures positions at times when the portfolio managers deem it desirable to do so. Although no Fund will enter into a futures position unless the portfolio managers believe that a liquid secondary market exists for such futures contract, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. Each Fund generally expects that its futures transactions will be conducted on recognized U.S. and foreign securities and commodity exchanges.

    The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a futures contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments. Each contract market on which futures contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The portfolio managers do not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Funds' investments.

    Investments in futures contracts also entail the risk that if the portfolio managers' investment judgment about the general direction of interest rates, equity markets, or other economic factors is incorrect, the Fund's overall performance may be poorer than if any such contract had not been entered into. For example, if a Fund entered into a futures contract in the belief that interest rates would increase, and interest rates decrease instead, the Fund will have offsetting losses in its futures positions. Similarly, if a Fund purchases futures contracts expecting a decrease in interest rates and interest rates instead increased, the Fund will have losses in its futures positions that will increase the amount of the losses on the securities in its portfolio which will also decline in value because of the increase in interest rates. In addition, in such situations, if the Fund has insufficient cash, the Fund may have to sell bonds from its investments to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so.

    Regulations of the CFTC require that each Fund enter into transactions in futures contracts for hedging purposes only, in order to assure that it is not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations require that all short futures positions be entered into for the purpose of hedging the value of investment securities held by a Fund, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained for the Fund, and accrued profits on such positions. In addition, no Fund may purchase or sell such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on its existing futures positions and premiums paid for options on futures contracts would exceed 5% of the market value of the Fund's total assets. The Funds' ability to engage in the hedging transactions described herein may be limited by the additional policies and concerns of various Federal and state regulatory agencies.

    In addition, an amount of cash or liquid securities will be maintained by each Fund in a segregated account so that the amount so segregated, plus the applicable margin held on deposit, will be approximately equal to the amount necessary to satisfy the Fund's obligations under the futures contract, or a Fund will otherwise "cover" its positions in accordance with applicable policies and regulations.

    The portfolio managers use a variety of internal risk management procedures to ensure that derivatives use is consistent with the each Fund's investment objective, does not expose the Fund to undue risk and is closely monitored. These procedures include providing periodic reports to the board of trustees concerning the use of derivatives.

OPTIONS ON FUTURES CONTRACTS

    Each of the Funds may purchase and write options to buy or sell futures contracts in which the Fund may invest. Such investment strategies may be used for hedging purposes and for non-hedging purposes, subject to applicable law.

    An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of initial and variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

    A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profits or loss on the transaction.

    Options on futures contracts that are written or purchased by a Fund on U.S. exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearinghouse. In addition, options on futures contracts may be traded on foreign exchanges.

    Each of the Funds may cover the writing of call options on futures contracts (a) through purchases of the underlying futures contract, (b) through ownership of the instrument, or instruments included in the index underlying the futures contract, or (c) through the holding of a call on the same futures contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or securities in a segregated account. A Fund may cover the writing of put options on futures contracts (a) through sales of the underlying futures contract, (b) through segregation of cash or liquid securities in an amount equal to the value of the security or index underlying the futures contract,
(c) through the holding of a put on the same futures contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by a Fund in cash or liquid securities in a segregated account. Put and call options on futures contracts may also be covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Upon the exercise of a call option on a futures contract written by a Fund, the Fund will be required to sell the underlying futures contract which, if the Fund has covered its obligation through the purchase of such contract, will serve to liquidate its futures position. Similarly, where a put option on a futures contract written by a Fund is exercised, the Fund will be required to purchase the underlying futures contract which, if the Fund has covered its obligation through the sale of such contract, will close out its futures position.

    The writing of a call option on a futures contract may be used as a partial hedge against declining prices of the securities deliverable on exercise of the futures contract. A Fund will receive an option premium when it writes the call, and, if the price of the futures contract at expiration of the option is below the option exercise price, the Fund will retain the full amount of this option premium, which provides a partial hedge against any decline that may have occurred in the Fund's security holdings. Similarly, the writing of a put option on a futures contract may be used as a partial hedge against increasing prices of the securities deliverable upon exercise of the futures contract. If a Fund writes an option on a futures contract and that option is exercised, the Fund may incur a loss, which loss will be reduced by the amount of the option premium received, less related transaction costs. A Fund's ability to hedge effectively through transactions in options on futures contracts depends on, among other factors, the degree of correlation between changes in the value of securities held by the Fund and changes in the value of its futures positions. This correlation cannot be expected to be exact, and the Fund bears a risk that the value of the futures contract being hedged will not move in the same amount, or even in the same direction, as the hedging instrument. Thus it may be possible for a Fund to incur a loss on both the hedging instrument and the futures contract being hedged.

    Each of the Funds may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Fund could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by a Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Fund could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.

    Each of the Funds may also purchase options on futures contracts for non-hedging purposes, in order to take advantage of projected market advances or declines or changes in interest rates or exchange rates. For example, a Fund can buy a call option on a bond futures contract when the portfolio managers believe that the underlying futures contract will rise. If prices do rise, the Fund could exercise the option and acquire the underlying futures contract at the strike price or the Fund could offset the long call position with a sale and realize a profit. Or, a Fund can sell a call option if the portfolio managers believe that futures prices will decline. If prices decline, the call will likely not be exercised and the Fund would profit. However, if the underlying futures contract should rise, the buyer of the option would likely exercise the call against the Fund and acquire the underlying futures position at the strike price; the Fund's loss in this case could be unlimited.

    The Funds' use of options on futures contracts may involve leveraging. Leveraging adds increased risks to a Fund, because the Fund's losses may be out of proportion to the amount invested in the instrument--a relatively small investment may lead to much greater losses.

INDEXED SECURITIES

    Indexed securities include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of a specified index. Indexed securities can be affected by stock and bond prices as well as changes in interest rates and the creditworthiness of their issuers and may not track their corresponding index as accurately as direct investments in that index.

CONVERTIBLE SECURITIES

    Each Fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

    In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

ZERO-COUPON BONDS AND "PAYMENT-IN-KIND" BONDS

    The Funds may invest in "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The Funds are required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the Funds to liquidate investments in order to satisfy their dividend requirements.

U.S. GOVERNMENT SECURITIES

    Each Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Government National Mortgage Association ("GNMA") certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association ("FNMA") notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

SWAPS AND RELATED TRANSACTIONS

    Each Fund may enter into interest rate swaps, currency swaps, equity swaps and other types of available swap agreements, such as caps, collars and floors, for the purpose of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. An equity swap is an agreement to exchange cash flows on a principal amount based on changes in the values of the reference index. A currency swap is an agreement to exchange cash flows on a principal amount based on changes in the values of the currency exchange rates. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the counterparty. For example, the purchase of an interest rate cap entitles the buyer, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the counterparty selling such interest rate cap. The sale of an interest rate floor obligates the seller to make payments to the extent that a specified interest rate falls below an agreed-upon level. A collar arrangement combines elements of buying a cap and selling a floor.

    Each Fund may also enter into index swaps in pursuit of its investment objective. Index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Funds will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. If a Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

    The use of index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by the Fund. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make.

    The most significant factor in the performance of swaps, caps, floors and collars is the change in the specific interest rate, equity, currency or other factor that determines the amount of payments to be made under the arrangement. If the portfolio managers are incorrect in their forecasts of such factors, the investment performance of the Fund would be less than what it would have been if these investment techniques had not been used. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. No Fund will enter into any swap unless the portfolio managers deem the counterparty to be creditworthy. If the counterparty's creditworthiness declined, the value of the swap agreement would be likely to decline, potentially resulting in losses. If the counterparty defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. Each Fund anticipates that it will be able to eliminate or reduce its exposure under these arrangements by assignment or other disposition or by entering into an offsetting agreement with the same or another counterparty.

    A Fund will maintain liquid assets with its custodian or otherwise cover its current obligations under swap transactions in accordance with current regulations and policies applicable to the Fund.

    Swap agreements are subject to each Fund's overall limit that not more than 15% of its net assets may be invested in illiquid securities.

    Engaging in swap and related transactions may involve leveraging. Leveraging adds increased risks to a Fund, because the Fund's losses may be out of proportion to the amount invested in the instrument--a relatively small investment may lead to much greater losses.

INDEX-RELATED SECURITIES


    Each Fund may invest in certain types of derivative securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an Index. Such index-related securities include among others diamonds (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or Standard & Poor's Depositary Receipts (interests in a portfolio of securities that seeks to track the performance of the S&P 500 Index), WEBS or World Equity Benchmark Shares (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country's stocks), and the Nasdaq-100 Trust (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on The Nasdaq Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indexes as well as the securities that make up those indexes. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.


ADDITIONAL DISCLOSURE REGARDING DERIVATIVES

    In some cases, the derivatives purchased by the Funds are standardized contracts traded on commodities exchanges or boards of trade in the U.S. or in foreign countries. This means that the exchange or board of trade guarantees counterparty performance. Over-the-counter derivatives, which may be traded in the U.S. and in foreign countries, are not guaranteed. The securities underlying options and futures contracts traded by a Fund may include domestic as well as foreign securities. Investors should recognize that transactions involving foreign securities or foreign currencies, and transactions entered into in foreign countries may involve considerations and risks not typically associated with investing in U.S. markets.

    Transactions in options, futures contracts, options on futures contracts and forward contracts entered into for non-hedging purposes involve greater risk and could result in losses which are not offset by gains on other portfolio assets. For example, a Fund may sell futures contracts on an index of securities in order to profit from any anticipated decline in the value of the securities comprising the underlying index. In such instances, any losses on the futures transactions will not be offset by gains on any portfolio securities comprising such index, as might occur in connection with a hedging transaction.

    The use of certain derivatives, such as futures, forward contracts, and written options may involve leverage for the Funds because they create an obligation, or indebtedness, to someone other than the Funds' shareholders and enable a Fund to participate in gains and losses on an amount that exceeds its initial investment. If a Fund writes a stock put option, for example, it makes no initial investment, but instead receives a premium in an amount equal to a fraction of the price of the underlying stock. In return, the Fund is obligated to purchase the underlying stock at a fixed price, thereby being subject to losses on the full stock price.

    Likewise, if a Fund purchases a futures contract, it makes an initial margin payment that is typically a small percentage of the contract's price. However, because of the purchase, the Fund will participate in gains or losses on the full contract price.

    Other types of derivatives provide the economic equivalent of leverage because they display heightened price sensitivity to market fluctuations, such as changes in stock prices or interest rates. These derivatives magnify a Fund's gain or loss from an investment in much the same way that incurring indebtedness does. For example, if a Fund purchases a stock call option, the Fund pays a premium in an amount equal to a fraction of the stock price, and in return, the Fund participates in gains on the full stock price. If there were no gains, the Fund generally would lose the entire initial premium.

    Options, futures contracts, options on futures contracts, forward contracts and swaps may be used alone or in combinations in order to create synthetic exposure to securities in which a Fund otherwise invests.

    The Funds may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund.

    The use of derivatives may increase the amount of taxable income of a Fund and may affect the amount, timing and character of a Fund's income for tax purposes, as more fully discussed herein in the section entitled "Tax Matters."

ADDITIONAL INFORMATION


    At times, a substantial portion of a Fund's assets may be invested in securities as to which a Fund, by itself or together with other funds and accounts managed by the Manager and its affiliates, holds all or a major portion. Although the Manager generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell these securities when the Manager believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value. In order to enforce its rights in the event of a default under such securities, a Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the Fund's operating expenses and adversely affect a Fund's net asset value. In addition, a Fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the Fund may exercise its rights by taking possession of such assets.


DEFENSIVE STRATEGIES

    The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds' principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the Funds may invest without limit in high quality money market and other short-term instruments, and may not be pursuing their investment goals.

ADDITIONAL INFORMATION REGARDING THE U.S. BOND INDEX FUND MORTGAGE-BACKED SECURITIES

    U.S. Bond Index Fund may invest in mortgage-backed securities. Some mortgage-backed securities represent interests in pools of mortgage loans. Interests in pools of mortgage-related securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale, refinancing or foreclosure of the underlying property, net of fees or costs which may be incurred. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages.

    The principal governmental issuers or guarantors of mortgage-backed securities GNMA, FNMA, and Federal Home Loan Mortgage Corporation ("FHLMC"). Obligations of GNMA are backed by the full faith and credit of the United States Government while obligations of FNMA and FHLMC are supported by the respective agency only. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

    Mortgage-backed securities may also be issued by private issuers such as commercial banks, savings and loans, mortgage bankers and private mortgage insurance companies. These obligations are not backed by any governmental authority or agency.

    The Fund may also invest in collateralized mortgage obligations or "CMOs," a type of mortgage-backed security. CMOs are securities collateralized by mortgages, mortgage pass-through certificates, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

    Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligations is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-through certificates to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-through certificates issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

    Even if the U.S. government or one of its agencies guarantees principal and interest payments of a mortgage-backed security, the market price of a mortgage-backed security is not insured and may be subject to market volatility. When interest rates decline, mortgage-backed securities experience higher rates of prepayment because the underlying mortgages are refinanced to take advantage of the lower rates. The prices of mortgage-backed securities may not increase as much as prices of other debt obligations when interest rates decline, and mortgage-backed securities may not be an effective means of locking in a particular interest rate. In addition, any premium paid for a mortgage-backed security may be lost when it is prepaid. When interest rates go up, mortgage-backed securities experience lower rates of prepayment. This has the effect of lengthening the expected maturity of a mortgage-backed security. This particular risk, referred to as "maturity extension risk," may effectively convert a security that was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities. Thus, rising interest rates would not only likely decrease the value of the Fund's fixed income securities, but would also increase the inherent volatility of the Fund by effectively converting short-term debt instruments into long-term debt instruments. As a result, prices of mortgage-backed securities may decrease more than prices of other debt obligations when interest rates go up.

MORTGAGE "DOLLAR ROLL" TRANSACTIONS

    U.S. Bond Index Fund may enter into mortgage "dollar roll" transactions pursuant to which it sells mortgage-backed securities for delivery in the future and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated for the lost principal and interest by the difference between the current sales price and the lower price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The Fund may also be compensated by receipt of a commitment fee. However, the Fund takes the risk that the market price of the mortgage-backed security will drop below the future purchase price. When the Fund uses a mortgage dollar roll, it is also subject to the risk that the other party to the agreement will not be able to perform. A "covered roll" is a specific type of dollar roll for which the Fund establishes a segregated account with liquid securities equal in value to the securities subject to repurchase by the Fund. The Fund invests only in covered rolls.

CORPORATE ASSET-BACKED SECURITIES

    U.S. Bond Index Fund may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

    Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities' weighted average life and may lower their return.

    Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.


                         4.  INVESTMENT RESTRICTIONS


    The Trust, on behalf of the Funds, has adopted the following policies which may not be changed with respect to any Fund without approval by holders of a majority of the outstanding voting securities of that Fund, which as used in this Statement of Additional Information means the vote of the lesser of
(i) 67% or more of the outstanding voting securities of the Fund present at a meeting at which the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.


    None of the Funds may:


        (1) Borrow money, if such borrowing is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

        (2) Make loans to other persons if such loans are specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.


        (3) Underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act in selling a security.


        (4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the foregoing shall not be deemed to preclude any Fund from purchasing or selling futures contracts or options thereon, and each Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund).

        (5) Issue any senior security (as that term is defined in the 1940
    Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.


    None of the U.S. 1000 Index Fund, the Small Cap Index Fund, the Global Titans Index Fund, the Nasdaq-100 Index Fund, or the U.S. Bond Index Fund, may:

        Invest 25% or more of its total assets in the securities of issuers in any particular industry (except to the extent that the index tracked by the Fund also is so concentrated).

    For purposes of restriction (1) above, covered mortgage dollar rolls and arrangements with respect to securities lending are not treated as borrowing. For purposes of restriction (4) above, the Funds may purchase and sell securities issued by companies that invest or deal in real estate or by real estate investment trusts.

    If a percentage or rating restriction on investment or utilization of assets set forth above or referred to in this Statement of Additional Information or set forth in a Fund's prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities or a later change in the rating of the securities held for the Fund will not be considered a violation of policy.


                 5.  PERFORMANCE INFORMATION AND ADVERTISING


    Fund performance may be quoted in advertising, shareholder reports and other communications in terms of total rate of return. Performance is computed separately for each class of shares. All performance information is historical and is not intended to indicate future performance. Total rates of return fluctuate in response to market conditions and other factors, and the value of a Fund's shares when redeemed may be worth more or less than their original cost.


    Each Fund may provide its period, annualized, cumulative and average annual "total rates of return". The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period, reflects any change in net asset value per share and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. Period total rates of return may be "annualized". An "annualized" total rate of return assumes that the period rate of return is generated over a one-year period. Average annual total return figures represent the average annual percentage change over the specified period. Cumulative total return figures are not annualized and represent the aggregate percentage or dollar value changes over a stated period of time.

    A total rate of return quotation for a Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share on the first day of such period, and (b) subtracting 1 from the result. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and
(z) subtracting 1 from the result.

    Average annual total return is a measure of a Fund's performance over time. It is determined by taking a Fund's performance over a given period and expressing it as an average annual rate. The average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical $1,000 initial investment in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the redeemable value of the investment at the end of the period. The redeemable value is then divided by the initial investment, and its quotient is taken to the Nth root (N representing the number of years in the period) and is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

    Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of a period, deducting (as applicable) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by each Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period.

    Each Fund may provide annualized "yield" quotations. The "yield" of a Fund refers to the income generated by an investment in the Fund over a 30-day or one-month period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each month over a one year period and is shown as a percentage of the maximum public offering price on the last day of that period. A "yield" quotation, unlike a total rate of return quotation, does not reflect changes in net asset value.

    Any current yield quotation for a Fund consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a 30 calendar day or one month period and is calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the public offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

    In computing total rates of return and yield quotations, all Fund expenses are included. However, fees that may be charged directly to a shareholder by other financial intermediaries are not included. Of course, any such fees will reduce the shareholder's net return on investment.

    Historical data on the Indexes may be used to promote the applicable Fund. The historical Index data presented from time to time is not intended to suggest that an investor would have achieved comparable results by investing in any one equity security or in managed portfolios of equity securities, such as the Funds, during the periods shown.

    Comparative performance information may be used from time to time in advertising shares of the Funds, including data from Lipper Inc., Morningstar, Inc. and other industry sources and publications. From time to time a Fund may compare its performance against inflation with the performance of other instruments against inflation, such as FDIC-insured bank money market accounts. In addition, advertising for a Fund may indicate that investors should consider diversifying their investment portfolios in order to seek protection of the value of their assets against inflation. From time to time, advertising materials for a Fund may refer to or discuss current or past economic or financial conditions, developments and events. A Fund's advertising materials also may refer to the integration of the world's securities markets, discuss the investment opportunities available worldwide and mention the increasing importance of an investment strategy including non- U.S. investments.


    Each Fund's "average total return," as described below, is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

    P(1 + T)n = ERV

    Where: P = a hypothetical initial payment of $1,000.
           T = average annual total return.
           n = number of years.
           ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of a 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

    The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. The Fund's net investment income changes in response to fluctuations in interest rates and the expenses of the Fund.

    In computing total rates of return and yield quotations, all Fund expenses are included. However, fees that may be charged directly to a shareholder by that shareholder's Service Agent are not included. Of course, any such fees will reduce the shareholder's net return on investment.

    Set forth below is average annual total rate of return information for the Citi Index Shares and Smith Barney Index Shares of each Fund for the periods indicated, assuming that dividends and capital gains distributions, if any, were reinvested. Each Fund offered Citi Index Shares beginning on September 5, 2000. Smith Barney Index Shares were offered beginning on September 11, 2000.

    Performance results include any applicable fee waivers or expense subsidies in place during the time period, which may cause the results to be more favorable than they otherwise would have been.

                                                                                                     AVERAGE
                                                                                                      ANNUAL
                                                                                                       TOTAL
                                                                                                        RATE
                                                                                                   OF RETURN
                                                                                                   ---------
CITI NASDAQ-100 INDEX FUND
Citi Index Shares
September 5, 2000 (commencement of operations) to December 31, 2000 .....................           (39.90)%
Smith Barney Index Shares
September 11, 2000 (commencement of operations) to December 31, 2000 ....................           (35.66)%

CITI SMALL CAP INDEX FUND
Citi Index Shares
September 5, 2000 (commencement of operations) to December 31, 2000 .....................            (8.57)%
Smith Barney Index Shares
September 11, 2000 (commencement of operations) to December 31, 2000 ....................            (7.63)%

CITI U.S. 1000 INDEX FUND
Citi Index Shares
September 5, 2000 (commencement of operations) to December 31, 2000 .....................           (12.41)%
Smith Barney Index Shares
September 11, 2000 (commencement of operations) to December 31, 2000 ....................           (11.40)%

CITI U.S. BOND INDEX FUND
Citi Index Shares
September 5, 2000 (commencement of operations) to December 31, 2000 .....................              4.68%
Smith Barney Index Shares
September 11, 2000 (commencement of operations) to December 31, 2000 ....................              4.61%

CITI GLOBAL TITANS INDEX FUND
Citi Index Shares
September 5, 2000 (commencement of operations) to December 31, 2000 .....................           (14.40)%
Smith Barney Index Shares
September 11, 2000 (commencement of operations) to December 31, 2000 ....................           (14.03)%

    For advertising and sales purposes, each Fund will generally use the performance of Citi Index Shares.

AGGREGATE TOTAL RETURN

    Each Fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in the Fund for the specified period and is computed by the following formula:

    ERV - P
    -----
       P

    Where: P = a hypothetical initial payment of $10,000.
           ERV = Ending Redeemable Value of a hypothetical $10,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

    The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

CITI NASDAQ-100 INDEX FUND
CLASS OF SHARES                                                                          SINCE INCEPTION (1)
---------------                                                                          -------------------
Citi Index Shares .......................................................................           (39.90)%
Smith Barney Index Shares ...............................................................           (35.66)%

CITI SMALL CAP INDEX FUND
CLASS OF SHARES                                                                          SINCE INCEPTION (1)

Citi Index Shares .......................................................................            (8.57)%
Smith Barney Index Shares ...............................................................            (7.63)%

CITI U.S. 1000 INDEX FUND
CLASS OF SHARES                                                                          SINCE INCEPTION (1)

Citi Index Shares .......................................................................           (12.41)%
Smith Barney Index Shares ...............................................................           (11.40)%

CITI U.S. BOND INDEX FUND
CLASS OF SHARES                                                                          SINCE INCEPTION (1)

Citi Index Shares .......................................................................              4.68%
Smith Barney Index Shares ...............................................................              4.61%

CITI GLOBAL TITANS INDEX FUND
CLASS OF SHARES                                                                          SINCE INCEPTION (1)

Citi Index Shares .......................................................................           (14.40)%
Smith Barney Index Shares ...............................................................           (14.03)%

(1) September 5, 2000 for Citi Index Shares. September 11, 2000 for Smith Barney Index Shares.

    Performance will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses and the expenses exclusively attributable to the class. Consequently, any given performance quotation should not be considered representative of the class's performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a class's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

        6.  DETERMINATION OF NET ASSET VALUE; VALUATION OF SECURITIES


    The net asset value per share of each Fund is determined for each class on each day during which the New York Stock Exchange (the "Exchange") is open for trading ("Business Day"). As of the date of this Statement of Additional Information, the Exchange is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. This determination of net asset value is made once each day as of the close of regular trading on the Exchange by adding the market value of all securities and other assets attributable to a class, then subtracting the liabilities attributable to that class, and then dividing the result by the number of outstanding shares of the class. The net asset value per share is effective for orders received and accepted by the transfer agent prior to its calculation.


    For purposes of calculating net asset value per share, all assets and liabilities initially expressed in non-U.S. currencies will be converted into U.S. dollars at the prevailing market rates or if there are no market rates, at fair value, at the time of valuation. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or on the Nasdaq(R) system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the Nasdaq system. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees of the Trust. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. In certain instances, securities are valued on the basis of valuations received from a single dealer, which is usually an established market maker in the security. In these instances, additional dealer valuations are obtained monthly. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Trust. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Securities for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees of the Trust.


    Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of regular trading on the Exchange. Trading may also take place on days on which the Exchange is closed and on which it is not possible to purchase or redeem shares of the Funds. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust.

    Interest income on long-term obligations held for a Fund is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of premiums.

      7.  ADDITIONAL INFORMATION ON THE PURCHASE AND SALE OF FUND SHARES

    The Funds offer two classes of shares, Citi Index Shares and Smith Barney Index Shares. Both Citi Index Shares and Smith Barney Index Shares of the Funds are sold at net asset value without an initial sales charge. There are no deferred sales charges when you sell your shares. However, as indicated in the Funds' Prospectuses, each Fund, other than the U.S. Bond Index Fund, charges a redemption fee, payable to the Fund, on the sale or exchange of any shares that have been held for less than 180 days.


    Citi Index Shares may be purchased from the Distributor or a broker-dealer financial intermediary, financial institution, or the Distributor's financial consultants (each called a "Service Agent") that has entered into a sales or service agreement with the Distributor concerning the Funds. Shares may be purchased through the Cititrade Program by customers that have established a Cititrade Account. For more detailed information on how to open a Cititrade Account, please visit the Cititrade website at www.cititrade.com or call a Cititrade account representative at 1-888-663-CITI [2484].


    Smith Barney Index Shares may be purchased from a Service Agent or from a Fund, but only if the investor is investing through certain qualified plans or certain dealer representatives. Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds Smith Barney Index Shares. Smith Barney Index Shares held directly at the sub-transfer agent are not subject to a maintenance fee.


    The Funds impose minimum initial and subsequent investment amounts with respect to Citi Index Shares and Smith Barney Index Shares, as follows:

                                           INITIAL INVESTMENT                SUBSEQUENT INVESTMENTS
                                   ----------------------------------  ----------------------------------
                                         CITI          SMITH BARNEY          CITI          SMITH BARNEY
                                     INDEX SHARES      INDEX SHARES      INDEX SHARES      INDEX SHARES
                                   ----------------------------------------------------------------------
General                                 $2000             $1000              $100               $50
IRAs, Self Employed Retirement
  Plans, Uniform Gift to Minor
  Accounts                              $ 250             $ 250              $ 50               $50
Qualified Retirement Plans*             $  25              --                $ 25               $25
Simple IRAs                             $   1             $   1              $  1               $ 1
Monthly Systematic Investment
  Plans                                 $  25             $  25              $ 25               $25
Quarterly Systematic Investment
  Plans                                 $  50             $  50              $ 50               $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans.

    Your Service Agent or retirement plan administrator may also impose additional minimum initial or subsequent investment requirements. These additional minimum requirements may be different than those imposed by the Funds. Retirement plans may meet the minimum by combining the plan's investments in any other funds in the Citifunds family, if they own Citi Index Shares, or in the Smith Barney family if they own Smith Barney Index Shares. If you exchange into a fund subject to minimum investment requirements, you must meet those requirements.

    There are no minimum investment requirements for Citi Index Shares or Smith Barney Index Shares for employees of Citigroup, Inc. and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust sponsored by Citifunds or Salomon Smith Barney, and Directors/Trustees of any of the Citifunds or Smith Barney mutual funds, and their spouses and children. A Fund reserves the right to waive, change or terminate minimums at any time.

    Citi Index Shares are not subject to a distribution and service fee. Smith Barney Index Shares of the Funds may pay a distribution and service fee of up to 0.20% of the average daily net assets represented by these shares.

    During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone or Internet exchange or redemption. In such an event, another method of instruction, if available, should be considered. The Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a shareholder's identity by asking for the shareholder's name, address, telephone number, Social Security number, account number, or password identification number. If these or other reasonable procedures are not followed, the Funds or their transfer agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.

    Systematic Withdrawal Plan. The Citi Index Shares' Systematic Withdrawal Plan permits you to have a specified dollar amount (minimum of $100 per withdrawal) automatically withdrawn from your account without a redemption fee on a regular basis if you have at least $10,000 in your Fund account at the time of enrollment. You are limited to one withdrawal per month under the Plan. You may receive your withdrawals by check, or have the monies transferred directly into your bank account. Or you may direct that payments be made directly to a third party. To participate in the Plan, you must complete the appropriate forms provided by your Service Agent. Cititrade customers should contact a Cititrade account representative at 1-888-663-CITI [2484] for more information.


    The Smith Barney Index Shares' Withdrawal Plan is available to shareholders of a Fund who own Smith Barney Index Shares of the Fund with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made without a redemption fee under the Withdrawal Plan by redeeming as many Smith Barney Index Shares of the Fund as may be necessary to cover the stipulated withdrawal payment. As it generally would not be advantageous to a shareholder to make additional investments in Smith Barney Index Shares at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.


    Smith Barney Index shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the sub-transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional Smith Barney Index Shares of the Fund involved. A Smith Barney Index shareholder who purchases shares directly through the sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact their Service Agent.


    To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a Fund, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund.


    Systematic Investment Plan. Citi Index and Smith Barney Index shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, your Service Agent or the sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by its Service Agent. The Systematic Investment Plan also authorizes the Funds to apply cash held in a Smith Barney Index shareholder's brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. For Cititrade customers, the Systematic Investment Plan authorizes the Funds to apply cash held in a Citi Index shareholder's Cititrade Account to make additions to the account. For additional information, please contact your Service Agent. Smith Barney Index shareholders may also participate in the Systematic Investment Plan through the Fund's sub-transfer agent and may contact the sub-transfer agent for more information.

    You may be able to invest in the Funds under one of several tax-sheltered plans. Such plans include IRAs, Keogh or Corporate Profit-Sharing and Money-Purchase Plans, 403(b) Custodian Accounts, and certain other qualified pension and profit-sharing plans. You should consult with your tax and retirement advisers. If you own your shares through a 401(k) plan or an IRA account, you will not be charged the otherwise applicable redemption fee when you redeem Citi Index Shares or Smith Barney Index Shares, unless otherwise provided by the terms of your plan or account. In addition, no redemption fee will be charged on the redemption or exchange of Smith Barney Index Shares through accounts reflected on the records of the transfer agent as omnibus accounts approved by Salomon Smith Barney.


    Subject to compliance with applicable regulations, the Trust has reserved the right to pay the redemption price of shares of the Funds either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a holder of shares received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

    The Trust may suspend the right of redemption or postpone the date of payment for shares of a Fund more than seven days during any period when (a) trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

    There are no conversion, preemptive or other subscription rights.

ADDITIONAL DEALER CONCESSIONS


    From time to time, the Funds' Distributor or the Manager, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Funds. Such concessions provided by the Funds' Distributor or the Manager may include financial assistance to dealers in connection with pre-approved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Funds, and/or other dealer-sponsored events. From time to time, the Funds' Distributor or the Manager may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.


                                8.  MANAGEMENT


    Each Fund is supervised by the Board of Trustees of the Trust. In each case, a majority of the Trustees are not affiliated with SBFM.


    The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Funds. Unless otherwise indicated below, the address of each Trustee and officer of the Trust is 388 Greenwich Street, New York, New York 10013.

                            TRUSTEES OF THE TRUST


ELLIOTT J. BERV (age 58) -- Chief Executive Officer, Rocket City Enterprises (Consulting, Publishing, Internet Services) (since January 2000); President, Catalyst, Inc. (Strategy Consultants) (since June 1992); President and Director, Elliott J. Berv & Associates (Management Consultants) (since May
1984).

DONALD M. CARLTON (age 63) -- Director, American Electric Power (Electric Utility) (since 2000); Director, Valero Energy (Petroleum Refining) (since
1999); Consultant, URS Corporation (Engineering) (since 1999); Director, National Instruments Corp. (Technology) (since 1994); Chief Executive Officer, Radian Corporation (Engineering) (1969 to 1996); Chief Executive Officer, Radian International L.L.C. (Engineering) (1996 to 1998).

A. BENTON COCANOUGHER (age 62) -- Dean and Professor of Marketing, College and Graduate School of Business of Texas A & M University (since 1987); Director, Randall's Food Markets, Inc. (1990 to 1999); Director, First American Bank and First American Savings Bank (1994 to 1999).

MARK T. FINN (age 57) -- Vice Chairman and Chief Operating Officer, Linder Asset Management Company (Mutual Fund Company) (since March 1999); President and Director, Delta Financial, Inc. (Investment Advisory Firm) (since June,
1983); General Partner and Shareholder, Greenwich Ventures LLC (Investment Partnership) (since January 1996); President, Secretary and Owner, Phoenix Trading Co. (Commodity Trading Advisory Firm) (March 1997 to December 2000); Chairman and Owner, Vantage Consulting Group, Inc. (Investment Advisory and Consulting Firm) (since October 1988).

RILEY C. GILLEY (age 74) -- Vice President and General Counsel, Corporate Property Investors (November 1988 to December 1991); Partner, Breed, Abbott & Morgan (Attorneys) (retired, December 1987).

STEPHEN RANDOLPH GROSS (age 53) -- Director, Hotpalm.com, Inc. (Wireless Applications) (since May 2000); Partner, Capital Investment Advisory Partners (Consulting) (since January 2000); Director, United Telesis, Inc. (Telecommunications) (since January 1999); Managing Director, Fountainhead Ventures, L.L.C. (Consulting) (since March 1998); Director, ebank.com, Inc. (since January 1998); Director, Ikon Ventures, Inc. (since January 1998); Chairman, Gross, Collins & Cress, P.C. (Accounting Firm) (since 1979).

DIANA R. HARRINGTON (age 61) -- Professor, University of Kansas (since January
2001); Professor, Babson College (since 1992); Trustee, the Highland Family of Funds (Investment Company) (March 1997 to March 1998).

SUSAN B. KERLEY (age 49) -- President, Global Research Associates, Inc. (Investment Consulting) (since September 1990); Director, Mainstay Institutional Funds (Investment Company) (since December 1990).

HEATH B. MCLENDON* (age 67) -- Chairman, President, and Chief Executive Officer, Smith Barney Fund Management LLC (formerly known as SSB Citi Fund Management LLC) (since March 1996); Managing Director, Salomon Smith Barney (since August 1993); President, Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board of seventy-seven investment companies associated with Citigroup. His address is 7 World Trade Center, New York, New York 10048.

ALAN G. MERTEN (age 59) -- Director, Re-route.com (Information Technology) (since 2000); Director, BTG, Inc. (Information Technology) (since 1997); President, George Mason University (since 1996); Director, Comshare, Inc. (Information Technology) (since 1985); Director, Indus (Information Technology) (1995 to 1999); Dean, Johnson Graduate School of Management of Cornell University (1989 to 1996).

C. OSCAR MORONG, JR. (age 66) -- Chairman of the Board of the Trust; Managing Director, Morong Capital Management (since February 1993); Director, Indonesia Fund (1990 to 1999); Director, MAS Funds (since 1993).

R. RICHARDSON PETTIT (age 58) -- Professor of Finance, University of Houston (since 1977); Managing Director, Windermere Investments (Financial Consulting) (January 1997 to June 1997).

WALTER E. ROBB, III (age 74) -- Director, John Boyle & Co., Inc. (Textiles) (since 1999); President, Benchmark Consulting Group, Inc. (Service Company) (since 1991); Director, Harbor Sweets, Inc. (Candy) (since 1990); Sole Proprietor, Robb Associates (Corporate Financial Advisors) (since 1978); Director, W.A. Wilde Co. (Direct Mail) (since 1989); Director, Alpha Granger Manufacturing, Inc. (Electronics) (since 1983); Co-owner, Anne Bell Robb (Publishing) (since 1979); Trustee, MFS Family of Funds (Investment Company) (since 1985); President and Treasurer, Benchmark Advisors, Inc. (Corporate Financial Advisors) (1989 to 2000).

E. KIRBY WARREN (age 66) -- Professor Emeritus, Graduate School of Business, Columbia University (since 1957).

                            OFFICERS OF THE TRUST

HEATH B. McLENDON* (age 67) -- President of the Trust; Chairman, President, and Chief Executive Officer, Smith Barney Fund Management LLC (since March
1996); Managing Director, Salomon Smith Barney (since August 1993); President, TIA; Chairman or Co-Chairman of the Board of seventy-seven investment companies associated with Citigroup. His address is 7 World Trade Center, New York, New York 10048.

LEWIS E. DAIDONE* (age 43) -- Senior Vice President and Treasurer of the Trust; Managing Director, Salomon Smith Barney; Chief Financial Officer, Smith Barney Mutual Funds; Treasurer and Senior Vice President or Executive Vice President of eighty-three investment companies associated with Citigroup; Director and Senior Vice President of Smith Barney Fund Management LLC and TIA. His address is 125 Broad Street, New York, New York 10004.

IRVING DAVID* (age 40) -- Controller of the Trust; Director, Salomon Smith Barney; formerly Assistant Treasurer, First Investment Management Company; Controller or Assistant Treasurer of fifty-three investment companies associated with Citigroup. His address is 125 Broad Street, New York, New York 10004.

FRANCES GUGGINO* (age 43) -- Assistant Controller of the Trust; Vice President, Citibank, N.A. (since February 1991).

PAUL BROOK* (age 47) -- Assistant Controller of the Trust; Director, Salomon Smith Barney; Controller or Assistant Treasurer of forty-three investment companies associated with Citigroup; Managing Director, AMT Capital Services Inc. (1997 to 1998); Partner, Ernst & Young LLP (1990 to 1997). His address is 125 Broad Street, New York, New York 10004.

ANTHONY PACE* (age 35) -- Assistant Treasurer of the Trust; Vice President, Mutual Fund Administration for Salomon Smith Barney Inc (since 1986).

MARIANNE MOTLEY* (age 42) -- Assistant Treasurer of the Trust. Director, Mutual Fund Administration for Salomon Smith Barney Inc (since 1994).

ROBERT I. FRENKEL, ESQ.* (age 46) -- Secretary of the Trust; Managing Director and General Counsel, Global Mutual Funds for Citigroup Asset Management. Since 1994, when he joined Citibank as a Vice President and Division Counsel, he has been responsible for legal affairs relating to mutual funds and other investment products.

THOMAS C. MANDIA, ESQ.* (age 39) -- Assistant Secretary of the Trust; Director and Deputy General Counsel for Citigroup Asset Management. Since 1992, he has been responsible for legal affairs relating to mutual funds and other investment products.

ROSEMARY D. EMMENS, ESQ.* (age 31) -- Assistant Secretary of the Trust; Vice President and Associate General Counsel of Citigroup Asset Management. Since 1998 she has been responsible for legal affairs relating to mutual funds and other investment products. Before joining Citibank, Ms. Emmens was Counsel at The Dreyfus Corporation (1995 to 1998).

HARRIS GOLDBLAT, ESQ.* (age 31) -- Assistant Secretary of the Trust; Associate General Counsel at Citigroup Asset Management. Since April 2000 he has been responsible for legal affairs relating to mutual funds and other investment products. From June 1997 to March 2000, he was an associate at the law firm of Stroock & Stroock & Lavan LLP, New York City, and from September 1996 to May 1997, he was an associate at the law firm of Sills Cummis Radin Tischman Epstein & Gross, Newark, NJ. From August 1995 to September 1996, Mr. Goldblat served as a law clerk to the Honorable James M. Havey, P.J.A.D., in New Jersey.


    The Trustees and officers of the Trust also hold comparable positions with certain other funds for which Salomon Smith Barney or its affiliates serve as the distributor or administrator.

    The Trustees of the Trust received the following remuneration from the sources indicated for the periods set forth below:


                                                                          PENSION OR                                  TOTAL
                                                                          RETIREMENT                               COMPENSATION
                                                                           BENEFITS             ESTIMATED           FROM TRUST
                                                      AGGREGATE           ACCRUED AS             ANNUAL              AND FUND
                                                    COMPENSATION            PART OF             BENEFITS             COMPLEX
                                                        FROM                 FUND                 UPON               PAID TO
    TRUSTEE(1)                                        TRUST(2)            EXPENSES(2)         RETIREMENT(2)        TRUSTEES(2)
    ----------                                        --------            -----------         -------------        -----------
Elliott J. Berv(3)                                       N/A                  N/A                 None               $68,000
Donald M. Carlton(3)                                     N/A                  N/A                  N/A               $63,100
A. Benton Cocanougher(3)                                 N/A                  N/A                  N/A               $68,000
Mark T. Finn(3)                                          N/A                  N/A                 None               $71,000
Riley C. Gilley                                        $4,360                None                 None               $69,550
Stephen Randolph Gross(3)                                N/A                  N/A                  N/A               $63,100
Diana R. Harrington                                    $5,528                None                 None               $67,500
Susan B. Kerley                                        $4,102                None                 None               $66,000
Alan G. Merten(3)                                        N/A                  N/A                  N/A               $63,100
Heath B. McLendon                                       None                 None                 None                 None
C. Oscar Morong, Jr.                                   $6,892                None                 None               $92,500
R. Richardson Pettit(3)                                  N/A                  N/A                  N/A               $67,700
E. Kirby Warren                                        $5,293                None                 None               $67,500

    (1) Messrs. Berv, Carlton, Cocanougher, Finn, Gilley, Gross, Merten, McLendon, Morong, Pettit and Warren and Mses. Harrington and Kerley are trustees of 26, 15, 15, 25, 32, 15, 15, 229, 30, 15, 30, 27 and 27 funds, respectively, of the family of investment companies advised or managed by SBFM or its affiliates.

    (2) For the fiscal year ended December 31, 2000.

    (3) Messrs. Berv, Carlton, Cocanougher, Finn, Gross, Merten, and Pettit became Trustees of the Trust effective September 1, 2000.

    The following chart shows those persons who owned 5% or more of any class of any Fund as of April 16, 2001. As a group, the Funds' Trustees and officers owned less than 1% of each class of each Fund on that date.

FUND AND CLASS                                          OWNERS
--------------                                          ------
Citi Nasdaq - 100 Index Shares                          SSB Citi Asset Management .....................  98%
Smith Barney Nasdaq - 100 Index Shares                  Salomon Smith Barney, Inc. ....................  30%
Citi Small Cap Index Shares                             SSB Citi Asset Management .....................  99%
Smith Barney Small Cap Index Shares                     Salomon Smith Barney, Inc. ....................  78%
Citi U.S. 1000 Index Shares                             SSB Citi Asset Management .....................  99%
Smith Barney U.S. 1000 Index Shares                     Salomon Smith Barney, Inc. ....................  92%
Citi Global Titans Index Shares                         SSB Citi Asset Management .....................  99%
Smith Barney Global Titans Index Shares                 Salomon Smith Barney, Inc. ....................  80%
Citi U.S. Bond Index Shares                             SSB Citi Asset Management .....................  99%
Smith Barney U.S. Bond Index Shares                     Salomon Smith Barney, Inc. ....................  81%

    The address of SSB Citi Asset Management is 125 Broad Street, Attn.: Fran Guggino, 10th Floor, New York, NY 10004-2400. The address of Salomon Smith Barney, Inc. is 333 West 34th Street, 3rd Floor, New York, NY 10001-2483.

    The Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

MANAGERS

    SBFM provides certain administrative services to the Funds pursuant to separate management agreements (the "Management Agreements"). SBFM is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn, is a wholly-owned subsidiary of Citigroup Inc. Unless otherwise terminated, each Management Agreement with the Trust will continue in effect indefinitely as long as after the first two years such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

    SBFM provides the Funds with general office facilities and supervises the overall administration of the Funds, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Funds' independent contractors and agents; the preparation and filing of all documents required for compliance by the Funds with applicable laws and regulations; and arranging for the maintenance of books and records of the Funds. Trustees, officers, and investors in the Trust are or may be or may become interested in SBFM, as directors, officers, employees, or otherwise and directors, officers and employees of SBFM are or may become similarly interested in the Trust.

    Each Management Agreement provides that SBFM may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Trust, when authorized either by a vote of a majority of the outstanding voting securities of the applicable Fund or by a vote of a majority of the Board of Trustees of the Trust, or by SBFM on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Management Agreement with the Trust provides that neither SBFM nor its personnel shall be liable for any error of judgment or mistake of law or for any omission in the administration or management of the Trust or the performance of its duties under the Management Agreement, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement with the Trust.

    For the year ended December 31, 2000, the Funds paid no management fees to the Manager, after waivers.

    SSgA, located at Two International Place, Boston, Massachusetts 02110, serves as the subadviser to each Fund. SSgA is one of the State Street Global Advisors companies which constitute the investment management business of State Street Corporation. The State Street Global Advisors companies have been in the business of providing investment advisory services since 1978. SSgA is a newly formed entity which, as a result of a change in federal law, succeeded to the registered investment company business of the State Street Global Advisors companies in May 2001. As of December 31, 2000, the State Street Global Advisors companies had approximately $724 billion in assets under management. SSgA is a subsidiary of State Street Corporation.

    It is the responsibility of the Subadviser to make the day-to-day investment decisions for the Funds, and to place the purchase and sales orders for securities transactions concerning those assets, subject in all cases to the general supervision of SBFM. The Subadviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the assets of the Funds and effecting securities transactions concerning those assets.


    Each of the Submanagement Agreements will continue in effect indefinitely as long as after the first two years such continuance is specifically approved at least annually by the Board of Trustees of the Trust as to that Fund or by a vote of a majority of the outstanding voting securities of that Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Submanagement Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Submanagement Agreement.


    Each Submanagement Agreement provides that the Subadviser may render services to others. Each Submanagement Agreement is terminable as to any Fund without penalty on not more than 60 days' nor less than 30 days' written notice by the applicable Fund, when authorized either by a vote of a majority of the outstanding voting securities of the applicable Fund or by a vote of a majority of the Board of Trustees of the Trust, or by SBFM on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Submanagement Agreement may be terminated by the Subadviser on not less than 90 days' written notice. Each Submanagement Agreement provides that neither the Subadviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for any Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Submanagement Agreement.

    For the year ended December 31, 2000, the Funds paid the following management fees, after waivers, to State Street Bank and Trust Company, which acted as the subadviser to each Fund through its State Street Global Advisors division.

            Citi Nasdaq-100 Index Fund                      $  565
            Citi Small Cap Index Fund                       $2,217
            Citi U.S.1000 Index Fund                        $2,263
            Citi Global Titans Index Fund                   $  588
            Citi U.S. Bond Index Fund                       $3,249


    After the first year, the Funds pay a minimum annual management fee to the Subadviser in the amount of $25,000, payable only to the extent greater than the amount calculated pursuant to the percentages above.

DISTRIBUTOR

    Salomon Smith Barney, 388 Greenwich Street, New York, New York 10013, serves as the Distributor of each Fund's shares pursuant to Distribution Agreements with the Trust with respect to each class of shares of the Funds (the "Distribution Agreements"). Under the Distribution Agreements, Salomon Smith Barney is obligated to use its best efforts to sell shares of the Funds.

    The Distribution Agreements are terminable with or without cause, without penalty, on 60 days' notice by the Board of Trustees of the Trust or by vote of holders of a majority of the relevant Fund's outstanding voting securities, or on 90 days' notice by Salomon Smith Barney. Unless otherwise terminated, each Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trust's Board of Trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of the relevant Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Board members of the Trust who are not interested persons (as defined in the 1940
Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements will terminate automatically in the event of their assignment, as defined in the 1940 Act and the rules and regulations thereunder.

    The Smith Barney Index Shares of the Funds have adopted a Service Plan (the "Service Plan") in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Smith Barney Index Shares of a Fund may pay the Distributor, a broker-dealer or financial institution that has entered into a service agreement with the Distributor concerning the Smith Barney Index Shares of the Funds or others a monthly distribution and service fee at an annual rate not to exceed 0.20% of the average daily net assets represented by the Smith Barney Index Shares of a Fund.

    The Service Plan permits the Funds to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the Plan, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. Smith Barney Index Shares of each Fund will pay the fees to the Distributor, and others until the Service Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Fund. In their annual consideration of the continuation of the Service Plan for the Smith Barney Index Shares of each Fund, the Trustees will review the Service Plan and the expenses for each Fund separately.

    The Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "Qualified Trustees"). The Service Plan requires that the Trust and the Distributor provide to the Board of Trustees, and the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. The Service Plan further provides that the selection and nomination of the Qualified Trustees is committed to the discretion of such Qualified Trustees then in office. The Service Plan may be terminated with respect to the Smith Barney Index Shares of any Fund at any time by a vote of a majority of the Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities representing the Smith Barney Index Shares of that Fund. The Service Plan may not be amended to increase materially the amount of a Fund's permitted expenses thereunder without the approval of a majority of the outstanding securities representing the Smith Barney Index Shares of that Fund and may not be materially amended in any case without a vote of a majority of both the Trustees and Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plan for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.


    For the year ended December 31, 2000, the following fees were paid under the Service Plan with respect to Smith Barney Index Shares of each applicable Fund.

FUND                                                    AMOUNT
----                                                    ------
Citi Nasdaq-100 Index Fund                              $394
Citi Small Cap Index Fund                               $114
Citi U.S.1000 Index Fund                                $253
Citi Global Titans Index Fund                           $ 12
Citi U.S. Bond Index Fund                               $ 10

CODE OF ETHICS


    The Trust, the Manager, the Subadviser and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by a Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.

EXPENSES


    In addition to amounts payable under the Management Agreements, Submanagement Agreements and the Service Plan, each Fund is responsible for its own expenses, including, among other things, the costs of securities transactions, the compensation of Trustees that are not affiliated with SBFM or the Distributor, government fees, taxes, accounting and legal fees, expenses of communication with shareholders, interest expense, and insurance premiums. The Prospectuses for the Funds contain more information about the expenses of each Fund.


TRANSFER AGENT AND CUSTODIAN

    The Trust has entered into a Transfer Agency and Service Agreement with Citi Fiduciary Trust Company ("Citi Fiduciary") pursuant to which Citi Fiduciary acts as transfer agent for each Fund. Under the Transfer Agency and Service Agreement, Citi Fiduciary maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Funds and distributes dividends and distributions payable by the Funds. For these services, Citi Fiduciary receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for a Fund during the month and is reimbursed for out-of-pocket expenses. The principal business address of Citi Fiduciary is 388 Greenwich Street, New York, New York 10013.

    Boston Financial Data Services ("BFDS" or "sub-transfer agent"), P.O. Box 9083, Boston, Massachusetts 02205-9083, serves as the Funds' sub-transfer agent. Under the sub-transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Funds, and distributes dividends and distributions payable by the Funds. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Funds during the month, and is reimbursed for out-of-pocket expenses.

    The Trust has entered into a Custodian Agreement and a Fund Accounting Agreement with State Street Bank and Trust Company ("State Street"), pursuant to which custodial and fund accounting services, respectively, are provided for each Fund. Among other things, State Street calculates the daily net asset value for the Funds. Securities may be held by a sub-custodian bank approved by the Trustees. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

AUDITORS


    KPMG LLP, independent auditors, 757 Third Avenue, New York, NY 10017, serve as independent auditors of the Funds and render opinions on the Funds' financial statements and financial highlights.

COUNSEL


    Bingham Dana LLP, 150 Federal Street, Boston, Massachusetts 02110, is counsel for each Fund.

                          9.  PORTFOLIO TRANSACTIONS


    SBFM and/or the Subadviser trade securities for a Fund if they believe that a transaction net of costs (including custodian charges) will help achieve the Fund's investment objective. Changes in the Fund's investments are made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of turnover is not a limiting factor when changes are appropriate. Specific decisions to purchase or sell securities for each Fund are made by one or more portfolio managers who are employees of SBFM or the Subadviser and who are appointed and supervised by senior officers of SBFM or by the Subadviser. The portfolio managers may serve other clients in a similar capacity.

    For the year ended December 31, 2000, portfolio turnover rates were as follows:

FUND                                                          TURNOVER RATE

Citi Nasdaq-100 Index Fund                                          17%
Citi Small Cap Index Fund                                            9%
Citi U.S.1000 Index Fund                                             7%
Citi Global Titans Index Fund                                        8%
Citi U.S. Bond Index Fund                                          141%

    In connection with the selection of brokers or dealers and the placing of portfolio securities transactions, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to a Fund and/or the other accounts over which SBFM, the Subadviser or their affiliates exercise investment discretion. SBFM and the Subadviser are authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if SBFM or the Subadviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities which SBFM, the Subadviser and their affiliates have with respect to accounts over which they exercise investment discretion.

    The management fee that each Fund pays to SBFM or the Subadviser will not be reduced as a consequence of SBFM's or the Subadviser's receipt of brokerage and research services. While such services are not expected to reduce the expenses of SBFM or the Subadviser, SBFM or the Subadviser would, through the use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff or obtain such services independently.

    It is possible that certain of the research services received primarily will benefit one or more other accounts for which SBFM or the Subadviser exercises investment discretion. Conversely, a Fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts.

    In certain instances there may be securities that are suitable as an investment for a Fund as well as for one or more of SBFM's or the Subadviser's other clients. Investment decisions for each Fund and for SBFM's or the Subadviser's clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could adversely affect the price of or the size of the position obtainable in a security for a Fund. When purchases or sales of the same security for a Fund and for other portfolios managed by SBFM or the Subadviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large volume purchases or sales.

    For the year ended December 31, 2000, the Funds paid the following brokerage commissions.

Citi Nasdaq-100 Index Fund                                        $  164
Citi Small Cap Index Fund                                         $9,012
Citi U.S.1000 Index Fund                                          $5,474
Citi Global Titans Index Fund                                     $1,058
Citi U.S. Bond Index Fund                                         $    0

          10.  DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES


    The Trust's Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each series, to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. The Trust has reserved the right to create and issue additional series and classes of shares. Shares of each series participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences between classes of shares of a series). Shares of each series are entitled to vote separately to approve management agreements or changes in investment policy, and shares of a class are entitled to vote separately to approve any distribution or service arrangements relating to that class, but shares of all series may vote together in the election or selection of Trustees and accountants for the Trust. In matters affecting only a particular Fund, only shares of that particular Fund are entitled to vote.

    Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders but the Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have under certain circumstances the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment. (See "Investment Restrictions.")

    The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by a vote of the holders of two-thirds of the Trust's outstanding shares, voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by vote of the holders of a majority of the Trust's or the affected series outstanding shares would be sufficient. The Trust or any series of the Trust, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or the affected series or (ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated, the Trust will continue indefinitely.

    The Funds' transfer agent and/or sub-transfer agent maintains a share register for shareholders of record. Share certificates are not issued.

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

    The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                               11.  TAX MATTERS


    The following discussion is a brief summary of some of the important federal (and, where noted, state) income tax consequences affecting the Funds and their shareholders. The discussion is very general, and therefore prospective investors are urged to consult their tax advisors about the impact an investment in a Fund may have on in their own circumstances.

TAXATION OF THE FUNDS

FEDERAL TAXES. Each Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund has elected to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met, no U.S. federal income or excise taxes generally will be required to be paid by the Funds. If a Fund should fail to qualify as a "regulated investment company" for any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary income to shareholders.

FOREIGN TAXES. Investment income and gains received by a Fund from non-U.S. securities may be subject to non-U.S. taxes. The U.S. has entered into tax treaties with many other countries that may entitle a Fund to a reduced rate of tax or an exemption from tax on such income. Each Fund intends to qualify for treaty reduced rates where applicable. It is not possible, however, to determine a Fund's effective rate of non-U.S. tax in advance since the amount of the Fund's assets to be invested within various countries is not known. It is not expected that any Fund which incurs foreign income taxes will be able to pass through to shareholders foreign tax credits with respect to such foreign taxes.

TAXATION OF SHAREHOLDERS
TAXATION OF DISTRIBUTIONS. Shareholders of a Fund will generally have to pay federal income taxes and any state or local taxes on the dividends and capital gain distributions they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their shares. Any Fund dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January, will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared.

    Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

DIVIDENDS-RECEIVED DEDUCTION. The portion of each Fund's ordinary income dividends attributable to dividends received in respect of equity securities of U.S. issuers is normally eligible for the dividends received deduction for corporations subject to U.S. federal income taxes. Availability of the deduction for particular shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments.

TAX TREATMENT FOR NON-U.S. PERSONS. The Funds will withhold tax payments at a rate of 30% (or any lower applicable tax treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the Funds by non-U.S. persons also may be subject to tax under the laws of their own jurisdiction.

BACKUP WITHHOLDING. The account application asks each new shareholder to certify that the shareholder's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. The Funds may be required to withhold (and pay over to the IRS for the shareholder's credit) 31% of certain distributions and redemption proceeds paid to shareholders who fail to provide this information or who otherwise violate IRS regulations.

DISPOSITION OF SHARES. In general, any gain or loss realized upon a taxable disposition of shares of a Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in a Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

EFFECTS OF CERTAIN INVESTMENTS AND TRANSACTIONS
CERTAIN DEBT INVESTMENTS. Any investment by a Fund in zero coupon bonds, deferred interest bonds, payment-in-kind bonds, certain stripped securities, and certain securities purchased at a market discount will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund. An investment by a Fund in residual interests of a CMO that has elected to be treated as a real estate mortgage investment conduit, or "REMIC," can create complex tax problems, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.


OPTIONS, ETC. Each Fund's transactions in options, futures, forward contracts, short sales "against the box" and swaps and related transactions will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held by each Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. Each Fund intends to limit its activities in options, futures and forward contracts to the extent necessary to meet the requirements of Subchapter M of the Code.


FOREIGN INVESTMENTS. The Funds may make non-U.S. investments. Special tax considerations apply with respect to such investments. Foreign exchange gains and losses realized by a Fund will generally be treated as ordinary income and loss. Use of non-U.S. currencies for non-hedging purposes and investment by a Fund in certain "passive foreign investment companies" may have to be limited in order to avoid a tax on a Fund. A Fund may elect to mark to market any investments in "passive foreign investment companies" on the last day of each taxable year. This election may cause the Fund to recognize ordinary income prior to the receipt of cash payments with respect to those investments; in order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold potentially resulting in additional taxable gain or loss to the Fund.

                          12.  FINANCIAL STATEMENTS


    The audited financial statements of each of the Citi Nasdaq-100 Index Fund, Citi Small Cap Index Fund, Citi U.S. 1000 Index Fund, Citi Global Titans Index Fund and Citi U.S. Bond Index Fund (Portfolio of Investments at December 31, 2000, Statement of Assets and Liabilities at December 31, 2000, Statement of Operations for the period September 5, 2000 (September 11, 2000 for Smith Barney Shares) (commencement of operations) to December 31, 2000, Statement of Changes in Net Assets for the period September 5, 2000 (September 11, 2000 for Smith Barney Shares) (commencement of operations) to December 31, 2000, Financial Highlights for the period September 5, 2000 (September 11, 2000 for Smith Barney Shares) (commencement of operations) to December 31, 2000, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of each of the Funds, are incorporated by reference into this Statement of Additional Information.

    A copy of the Annual Report to Shareholders of each Fund accompanies this Statement of Additional Information.

                            13.  OTHER INFORMATION

CITI NASDAQ-100 INDEX FUND

    Citi Nasdaq-100 Index Fund is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to SBFM is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to SBFM or the Fund. Nasdaq has no obligation to take the needs of SBFM or the owners of the Fund into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

    THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY SBFM, OWNERS OF CITI NASDAQ-100 INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


CITI SMALL CAP INDEX FUND; CITI U.S. 1000 INDEX FUND

    Neither Citi U.S. 1000 Index Fund nor Citi Small Cap Index Fund is promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has reviewed neither such Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

    Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its indexes. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the indexes.

    Frank Russell Company's publication of the indexes in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the indexes are based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEXES OR ANY DATA INCLUDED IN THE INDEXES. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEXES. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

CITI GLOBAL TITANS INDEX FUND


    "Dow Jones" and "Dow Jones Global Titans Index(SM)" are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to SBFM, other than the licensing of the Dow Jones Global Titans Index and its service marks for use with the Citi Global Titans Index Fund.


DOW JONES DOES NOT:
[X]  Sponsor, endorse, sell or promote the Fund.
[X]  Recommend that any person invest in the Fund or any other securities.
[X] Have any responsibility for or make any decisions about the timing, amount or pricing of the Fund.
[X] Have any responsibility for the administration, management or marketing of the Fund.
[X] Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Global Titans Index or have any obligation to do so.


DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE FUND.
SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE FUND, THE OWNERS OF THE FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE GLOBAL TITANS INDEX AND THE DATA INCLUDED IN THE GLOBAL TITANS INDEX;

     o    THE ACCURACY OR COMPLETENESS OF THE GLOBAL TITANS INDEX AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE GLOBAL TITANS INDEX AND ITS DATA;

o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE GLOBAL TITANS INDEX OR ITS DATA;

o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

    THE LICENSING AGREEMENT BETWEEN SBFM AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE FUND OR ANY OTHER THIRD PARTIES.







PART C - OTHER INFORMATION

Item 23. Exhibits

	Unless otherwise noted, all references are to the Registrants Registration Statement on Form N-1A
(the Registration Statement) as filed with the Securities and Exchange
Commission (SEC) on October 21, 1991 (File Nos.
33-43446 and 811-6444).

	(a)(1) Registrant's Master Trust Agreement dated
October 17, 1991 and Amendments to the Master Trust
Agreement dated November 21, 1991 and July 30,1993, respectively, are incorporated by reference to Post-
Effective Amendment No. 4 to the Registration
Statement filed on January 28, 1994 (Post-Effective
Amendment No. 4).

	(a)(2) Amendments to the Master Trust Agreement dated October 14, 1994 and November 7, 1994, respectively, are incorporated by reference to the Registration Statement filed on Form N-14 on January
6, 1995 (the N-14).

	(a)(3) Amendments to the Master Trust Agreement dated July 20, 1995 and August 10, 1995 are incorporated by reference to Post-Effective Amendment
No. 9 to the Registration Statement filed on August
29, 1995 (Post-Effective Amendment No. 9).

	(a)(4) Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post Effective Amendment No. 18 to the Registration
Statement filed on March 30, 1998 (Post-
Effective Amendment No, 18)

	(a)(5) Amendment No. 1 to the First Amended and
Restated
Master Trust Agreement dated June 1, 1998 is incorporated by reference to Post-Effective Amendment
No.20 to the
Registration Statement filed on June 26, 1998.

	(a)(6) Amendment No. 2 to the First Amended and
Restated Master
Trust Agreement dated October 16, 1998 is incorporated by reference to Post-Effective Amendment No.21 to the Registration
Statement
filed on November 12, 1998.

	(a)(7) Amendment No.3 to the First Amended and
Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment
No. 29 to the Registration Statement filed on April 25,
2000 (Post-Effective Amendment No. 29).

(a)(8) Amendment No.4 to the First Amended and
Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment
No. 30 to the Registration Statement filed on August 16, 2000 (Post-Effective Amendment No. 30).

(a)(9) Amendment No.5 to the First Amended and
Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective
Amendment No. 30.

	(a)(10)  Amendment No. 6 to the First Amended and
Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective
Amendment No. 30.

(b) Registrant's by-laws are incorporated by reference to the Registration Statement.

	(c)(1) Registrant's form of stock certificate for Smith Barney S&P 500 Index Fund is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on December 29, 1997.

	(c)(2) Registrant's form of stock certificate for Smith Barney Large Capitalization Growth Fund is incorporated by reference to Post-Effective Amendment
No.17 to the Registration Statement filed on February 20, 1998 (Post-Effective Amendment No. 17).

 	(c)(3) Registrant's form of stock certificate for Smith Barney Mid Cap Blend Fund is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement filed on January 28, 1999
(Post-Effective Amendment No. 22).

	(d)(1)  Investment Advisory Agreement between
the Registrant and
Greenwich Street Advisors dated July 30, 1993 is incorporated by reference to Post-Effective Amendment
No. 3 to the Registration Statement filed on December
1, 1993 (Post-Effective Amendment No. 3).

	(d)(2) Transfer of Investment Advisory Agreement dated November 7, 1994 between the Registrant on behalf of Smith Barney Intermediate Maturity
California Municipals Fund, Greenwich Street Advisors and Mutual Management Corp. is incorporated by reference to the N-14.

	(d)(3)  Form of Transfer of Investment Advisory
Agreement for Smith Barney Limited Maturity
Municipals Fund, Smith Barney Intermediate Maturity
New York Municipals Fund and Smith Barney Limited
Maturity Treasury Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration
Statement filed on January 27, 1995 (Post-Effective
Amendment No. 6).

	(d)(4)  Form of Investment Advisory Agreement
between the Registrant on behalf of Smith Barney S&P
500 Index Fund and Travelers Investment
Management Company dated December 11, 1997 is incorporated by reference to Post Effective Amendment
No. 15 to the Registration Statement
filed on December 12, 1997.

	(d)(5)  Form of Investment Management Agreement
between the Registrant on behalf of Smith Barney
Large Capitalization Growth Fund and Mutual
Management Corp.("MMC") (f/k/a Smith Barney Mutual Funds
Management Inc.) is incorporated by reference to Post-Effective Amendment No. 17 to the Registration
Statement filed on February 20,1998 (Post-Effective
Amendment No. 17)

(d)(6) Form of Investment Management Agreement
between Smith Barney Mid Cap Blend Fund and MMC
is incorporated by reference to Post-Effective Amendment
No. 17 to the Registration Statement filed on February
20,1998
(Post-Effective Amendment No. 17)

	(e)(1)  Distribution Agreement between the
Registrant and Smith Barney Shearson Inc. dated July
30, 1993 is incorporated by reference to Post-
Effective Amendment No. 3.

	(e)(2)  Form of Distribution Agreement between the
Registrant on behalf of Smith Barney S&P 500 Index
Fund and PFS Distributors is incorporated by reference to Post-Effective Amendment No. 10.

	(e)(3) Distribution Agreement between the
Registrant
and CFBDS, Inc. dated October 8, 1998 is incorporated by reference to Post-Effective Amendment No.21 to the Registration
Statement
Filed on November 12, 1998.

	(e)(4) Selling Group Agreement between CFBDS Inc.
and
Salomon Smith Barney is incorporated by reference to Post-Effective
Amendment No. 24 to the Registration Statement filed on
March 30, 1999
(Post-Effective Amendment No.24).

	(e)(5) Form of Third Party Feeder Agreement between the
Registrant, CFBDS Inc. and Barclays Global Fund Advisors on behalf of the Smith Barney U.S. 5000 Index Fund and EAFE
Index Fund
is incorporated by reference to Post-Effective Amendment
No. 29.

	(e)(6)	Form of Distribution Agreement with Salomon
Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 30.

	(e)(7)	Form of Distribution Agreement with PFS
Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 30.

	(e)(8)Form of Third Party Feeder Agreement between the Registrant, Salomon Smith Barney Inc. and Master Investment
Portfolio on behalf of the Smith Barney U.S. 5000 Index Fund, and EAFE Index Fund is incorporated by reference to Post-Effective Amendment No. 30.

	(f)  Not Applicable.

	(g)(1)  Form of Custody Agreement with PNC Bank,
National Association, is incorporated by reference to Post-Effective Amendment No. 9.

	(g)(2)  Form of Custodian Agreement with Investors
Bank & Trust Company is incorporated by reference to Post-Effective Amendment No. 29.

	(h)(1)  Administration Agreement between the
Registrant on behalf of Smith Barney Intermediate
Maturity California Municipals Fund and Smith Barney
Advisers, Inc. (SBA) is incorporated by reference to the N-14.

	(h)(2) Form of Administration Agreement between the Registrant on behalf of Smith Barney Limited
Maturity Municipals Fund and Smith Barney
Intermediate Maturity New York Municipals Fund and
SBA is incorporated by reference to Post-Effective
Amendment No. 6.

	(h)(3) Form of Administration Agreement between the Registrant on behalf of Smith Barney S&P 500
Index Fund and MMC is incorporated by reference to Post Effective Amendment No. 15.

	(h)(4)  Transfer Agency Agreement with First Data
Investor Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 3.

	(h)(5)  Form of Sub-Transfer Agency Agreement
between the Registrant on behalf of Smith Barney S&P
500 Index Fund and PFS Shareholder Services is incorporated by reference to Post-Effective Amendment
No. 10.

	(h)(6) Form of Administration Agreement between the Registrant on behalf of Smith Barney U.S. 5000 Index
Fund ("U.S. 5000 Index Fund") and SSB Citi Fund
Management LLC ("SSB Citi") is incorporated by reference to
Post-Effective Amendment No. 26 to the Registration
Statement
filed on October 13, 1999 (Post-Effective Amendment No.
26).

	(h)(7) Form of Administration Agreement between the Registrant on behalf of Smith Barney EAFE Index Fund
("EAFE Index Fund") and SSB Citi is incorporated by reference to Post-Effective Amendment No. 26.

(h)(8) Transfer Agency Agreement dated October 1, 1999 between the Registrant and Citi Fiduciary Trust Company f/k/a Smith Barney Private Trust Company) is incorporated by reference to Post-Effective Amendment No. 30.


(h)(9) Sub-Transfer Agency Agreement dated October 1, 1999 between Citi Fiduciary Trust Company ( f/k/a Smith Barney
Private Trust Company) and First Data Investor Services Group,
Inc. is incorporated by reference to Post-Effective
Amendment No. 30.

	(i) Opinion of counsel regarding legality of shares being registered is incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration
Statement filed on December 6, 1991.

	(i)(2) Legal Counsel's consent is incorporated by reference to Post-Effective Amendment No. 24.


(j)	Auditor's consent is filed herein.

	(k)  Not Applicable.

	(l) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

	(m)(1)  Amended Service and Distribution Plan
pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Intermediate Maturity
California Municipals Fund and Smith Barney Inc. is incorporated by reference to the N-14.

	(m)(2) Form of Amended Service and Distribution
Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Limited Maturity Municipals
Fund and Smith Barney Intermediate Maturity New York
Municipals Fund and Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 6.

	(m)(3)  Form of Shareholder Services and
Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney S&P 500 Index
Fund is incorporated by reference to Post Effective
Amendment No. 15.

	(m)(4) Form of Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Fund and Smith Barney Large Capitalization Growth
Fund is incorporated by reference to Post
Effective Amendment No. 17 to the Registration
Statement filed on February 20, 1998 (Post-Effective
Amendment
No. 17).

	(m)(5) Form of Amended and Restated
Service and Distribution Plan
pursuant to Rule 12b-1 between the Registrant on behalf of the Funds is incorporated by reference to Post-Effective Amendment No. 22.

	(m)(6) Form of Shareholder Services Plan pursuant to Rule 12b-1 between the Registrant on behalf of the U.S. 5000 Index Fund and Salomon
Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 26.

	(m)(7) Form of Shareholder Services Plan pursuant to Rule 12b-1 between the Registrant on behalf of the EAFE Index Fund and Salomon
Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 26.

(m)(8) Form of Amended and Restated Shareholder
Services and Distribution Plan pursuant to Rule 12b-1 of Registrant is incorporated by reference to Post-Effective Amendment No. 30.

(n) Financial Data Schedules are incorporated by reference to Post-Effective Amendment No. 30.


	(o)(1) Plan adopted pursuant to Rule 18f-3(d) of the Investment Company Act of 1940, as amended, is incorporated by reference to Post-Effective Amendment
No. 10.

(o)(2) Rule 18f-3(d) Multiple Class Plan of the
Registrant
is incorporated by reference to Post-Effective Amendment
No. 22.

(p) Code of Ethics is incorporated by reference to Post-Effective
Amendment No. 27 to the Registration Statement filed on
March 27, 2000 (Post-Effective Amendment No. 27).

Item 24.	Persons Controlled by or under Common
Control with Registrant

		None

Item 25.	Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 1.

Item 26(a).	Business and Other Connections of Investment
Adviser

Investment Adviser - Smith Barney Fund Management LLC ("SBFM")
(f/k/a SSB Citi Fund Management LLC)
was incorporated in
March 1968 under the laws of the State of Delaware.

On September 21, 1999, SBFM was converted into a
Delaware Limited
Liability Company. SBFM is a wholly owned subsidiary of Salomon
Smith Barney Holdings Inc. (formerly known as
Smith Barney Holdings Inc.), which in turn is a wholly owned subsidiary of Citigroup Inc.
SBFM is registered as an investment
adviser under the
Investment Advisers Act of 1940 (the "Advisers Act") and has, through its predecessors, been in the investment counseling business since 1968.

SBFM serves as the Investment Adviser and Administrator for Smith Barney Intermediate Maturity California
Fund and Smith Barney Intermediate Maturity New York
Fund and Investment Manager for Smith Barney Large
Capitalization Growth Fund and Smith Barney Mid Cap Core
Fund (f/k/a Smith Barney Mid Cap Blend Fund).
SBFM also serves as the administrator to the Smith
Barney S&P 500 Index Fund, the Smith Barney U.S. 5000
Index Fund and the Smith Barney International Index Fund
(f/k/a Smith Barney EAFE Index Fund).

The list required by this Item 26 of officers and directors of SBFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBFM pursuant to the Advisers Act (SEC File No. 801-8314).

Investment Adviser - Travelers Investment Management
Company. (TIMCO). TIMCO serves as the investment adviser for Smith Barney S&P 500 Index Fund pursuant to a written agreement (the Advisory Agreement). TIMCO was incorporated on August 31, 1967 under the laws of the State of Connecticut. TIMCO is a wholly owned subsidiary of Holdings, which in turn is a wholly owned subsidiary of Citigroup.

TIMCO is registered as an investment adviser under the Investment Advisers Act of 1940 (the Advisers
Act) since 1971 and has, through its predecessors, been in the investment counseling business since
1967.

The list required by this Item 26 of the officers and directors of TIMCO together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSBC pursuant to the Advisers Act (SEC File No.801-07212).


Item 27.	Principal Underwriters

(a) Salomon Smith Barney, Inc. ("Salomon Smith Barney") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Smith Barney
Investment Series, Consulting Group Capital Markets Funds,
Greenwich Street Series Fund,
Smith Barney Adjustable Rate Government Income
Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney
Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith
Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund,
Smith Barney Sector Series Fund Inc.,
Smith Barney Small Cap Core Fund, Inc., Smith
Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

In addition, Salomon Smith Barney is also the distributor for the Centurion Funds, Inc.


PFS Distributors, Inc., ("PFS Distributors"), a Distributor of the Registrant, is also a distributor for the following Smith Barney funds:

Smith Barney Investment Series,
Smith Barney Aggressive Growth Fund Inc.,
Smith Barney Appreciation Fund Inc.,
Smith Barney Allocation Series Inc.,
Smith Barney Equity Funds,
Smith Barney Fundamental Value Fund Inc.
Smith Barney Income Funds,
Smith Barney Investment Funds Inc.,
Smith Barney Managed Municipals Fund Inc.,
Smith Barney Money Funds, Inc.
Smith Barney Sector Series Inc.

(b)	The information required by this Item 27 with respect to each director and officer of Salomon Smith Barney is incorporated by reference to Schedule A of Form BD filed by Salomon Smith Barney pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

The information required by this Item 27 with respect to each director, officer and partner of PFS Distributors is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the Securities
Exchange Act of 1934 (SEC File No. 8-37352).


(c)	Not applicable.


Item 28.  Location of Accounts and Records

(1) 	Smith Barney Investment Trust
	7 World Trade Center, 39th Floor
	New York, New York 10048

(2) With respect to the Registrant's Manager and Administrator:
Smith Barney Fund Management LLC (f/k/a SSB Citi Fund Management LLC)
	7 World Trade Center, 39th Floor
	New York, New York  10048

(3)	With respect to the Registrant's Investment
Adviser:
Travelers Investment Management Company
	One Tower Square
	Hartford, CT 06183
	(For Smith Barney S&P 500 Index Fund)


(4)	With respect to the Registrant's Custodian:

(a)	PFPC Trust Company
(successor by assignment from
PNC Bank, National Association)
	8800 Tinicum Boulevard
	Philadelphia, Pennsylvania 19153

	(Custodian for Smith Barney Intermediate Maturity
	California Municipals Fund, Smith Barney
Intermediate
	Maturity New York Municipals Fund, Smith Barney
Large Capitalization Growth Fund and Smith Barney
Mid Cap Core Fund and Smith Barney S&P 500
Index Fund)

(b)	Investors Bank and Trust Company
	200 Clarendon Street
	Boston, Massachusetts  02117-9130

	(Custodian for Smith Barney U.S. 5000 Index Fund and
	Smith Barney International Index Fund)

(5)	With respect to the Registrant's Transfer
Agent:
Citi Fiduciary Trust Company
	125 Broad Street
New York, New York 10004

(6)	With respect to the Registrant's Sub-Transfer
Agent:
PFPC Global Fund Services
	P.O. Box 9699
Providence, Rhode Island  02940-9699

With respect to the Registrant's Sub-Transfer Agent only in connection with Smith Barney Mid Cap Core Fund and Smith Barney Large Capitalization Growth Fund:

PFS Shareholder Services
3100 Breckinridge Boulevard, Building 200
Duluth, Georgia 30099-0062


(7) 	With respect to the Registrant's Co-Distributors:
Salomon Smith Barney Inc.
7 World Trade Center
New York, New York  10048

PFS Distributors, Inc.
3100 Breckinridge Boulevard, Building 200
Duluth, Georgia 30099-0062

Item 29. Management Services

	Not Applicable.

Item 30. Undertakings

Not applicable


SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York on the 27th day of April, 2001.


SMITH BARNEY INVESTMENT TRUST

/s/Heath B. McLendon
Heath B. McLendon,
Chief Executive Officer

	Pursuant to the requirements of the Securities
Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature			Title
	Date
/s/Heath B. McLendon	Chairman of the Board
	   4/27/01
Heath B. McLendon		(Chief Executive Officer)
				and President

/s/Lewis E. Daidone	Treasurer
	   4/27/01
Lewis E. Daidone		(Chief Financial and
				Accounting Officer)

/s/Herbert Barg*			Trustee
	   4/27/01
Herbert Barg

/s/Alfred J. Bianchetti*		Trustee
		   4/27/01
Alfred J. Bianchetti

/s/Martin Brody*			Trustee
	    4/27/01
Martin Brody

/s/Dwight B. Crane*			Trustee
		   4/27/01
Dwight B. Crane

/s/Burt N. Dorsett*			Trustee
		   4/27/01
Burt N. Dorsett


/s/Elliot S. Jaffe*			Trustee
		   4/27/01
Elliot S. Jaffe

/s/Stephen E. Kaufman*		Trustee
	   4/27/01
Stephen E. Kaufman

/s/Joseph J. McCann*			Trustee
		   4/27/01
Joseph J. McCann

/s/Cornelius C. Rose, Jr.*		Trustee
		   4/27/01
Cornelius C. Rose, Jr.

_________________________________________________________
____________
* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated July 16, 2000.

/s/ Heath B. McLendon
Heath B. McLendon


SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Smith Barney Investment Trust certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and Master Investment Portfolio has duly caused this Post-Effective Amendment No. 35 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Little Rock, and State of Arkansas on the 27th day of April, 2001.

MASTER INVESTMENT PORTFOLIO
 U.S. EQUITY INDEX MASTER PORTFOLIO
INTERNATIONAL INDEX MASTER PORTFOLIO

By:  /s/ Richard H. Blank, Jr.
Richard H. Blank, Jr.
Secretary and Treasurer
		(and Principal Financial Officer)

	Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 29 to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Name	Title                         Date

		Chairman, President (Principal	4/27/01
R. Greg Feltus*		Executive Officer) and Trustee


/s/ Richard H. Blank, Jr.		Secretary and Treasurer 	4/27/01
Richard H. Blank, Jr. 		(Principal Financial Officer)


	Trustee         4/27/01
Jack S. Euphrat*

		Trustee    4/27/01
W. Rodney Hughes*


		Trustee    4/27/01
Leo Soong*

By:  /s/ Richard H. Blank, Jr.
	Richard H. Blank, Jr.

	Attorney-in-Fact pursuant to powers of attorney previously filed and as filed herewith.


EXHIBIT INDEX


Exhibit No.		Exhibit



(j)		Auditor's Consent